     As filed with the Securities and Exchange Commission on April 25, 2007


                                                    FILE NO. 2-77284 (811-03459)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No. ___                       [ ]


                       Post-Effective Amendment No. 58                       [X]



                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                              Amendment No. 38                               [X]


                             PENN SERIES FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                    (Address of Principal Executive Offices)
                   Registrant's Telephone Number: 215-956-8000

                                PETER M. SHERMAN
                                    President
                             Penn Series Funds, Inc.
                        Philadelphia, Pennsylvania 19172
                     (Name and Address of Agent for Service)

                                    Copy to:
                                MICHAEL BERENSON
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004


             Approximate Date of Proposed Public Offering:


     It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2007 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph a (1) of Rule 485

[ ]  on [date] pursuant to paragraph (a) (1) of Rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]  on [date] pursuant to paragraph (a)(2) of Rule 485

PROSPECTUS -- MAY 1, 2007


PENN SERIES FUNDS, INC.

600 DRESHER ROAD, HORSHAM, PA 19044 - TELEPHONE 800-523-0650

                                MONEY MARKET FUND

                           LIMITED MATURITY BOND FUND

                                QUALITY BOND FUND

                              HIGH YIELD BOND FUND

                              FLEXIBLY MANAGED FUND

                                GROWTH STOCK FUND

                              LARGE CAP VALUE FUND

                              LARGE CAP GROWTH FUND

                                 INDEX 500 FUND

                               MID CAP GROWTH FUND

                               MID CAP VALUE FUND

                              STRATEGIC VALUE FUND

                              SMALL CAP GROWTH FUND

                              SMALL CAP VALUE FUND

                            INTERNATIONAL EQUITY FUND

                                    REIT FUND

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

     Penn Series Funds, Inc. ("Penn Series" or the "Company") is an investment company that provides investment options for variable annuity and variable life insurance contracts issued by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, The Penn Insurance and Annuity Company ("PIA"). Shares of each Fund (as defined below) may be purchased only by insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and by qualified pension plans. Penn Series offers 16 different portfolios (each a "Fund" and, collectively, the "Funds") advised by Independence Capital Management, Inc. ("ICMI") and, in the case of certain Funds, sub-advised by T. Rowe Price Associates, Inc., ABN AMRO Asset Management, Inc., Lord, Abbett & Co. LLC, Heitman Real Estate Securities LLC, Goldman Sachs Asset Management, L.P., Vontobel Asset Management, Inc., Bjurman, Barry & Associates, Neuberger Berman Management Inc., Turner Investment Partners, Inc. and Wells Capital Management Incorporated.



PROSPECTUS CONTENTS                                                         PAGE
-------------------                                                         ----
INVESTMENT SUMMARY.......................................................     4
   MONEY MARKET FUND.....................................................     4
   LIMITED MATURITY BOND FUND............................................     7
   QUALITY BOND FUND.....................................................    10
   HIGH YIELD BOND FUND..................................................    13
   FLEXIBLY MANAGED FUND.................................................    16
   GROWTH STOCK FUND.....................................................    19
   LARGE CAP VALUE FUND..................................................    22
   LARGE CAP GROWTH FUND.................................................    25
   INDEX 500 FUND........................................................    28
   MID CAP GROWTH FUND...................................................    31
   MID CAP VALUE FUND....................................................    34
   STRATEGIC VALUE FUND..................................................    37
   SMALL CAP GROWTH FUND.................................................    40
   SMALL CAP VALUE FUND..................................................    43
   INTERNATIONAL EQUITY FUND.............................................    47
   REIT FUND.............................................................    50

ADDITIONAL INFORMATION...................................................    53

MANAGEMENT...............................................................    53
   Investment Adviser....................................................    53
   Sub-Advisers..........................................................    54
   Expenses and Limitations..............................................    58

ACCOUNT POLICIES.........................................................    59
   Purchasing and Selling Fund Shares....................................    59
   Frequent Trading Policies & Risks.....................................    60
   How the Funds Calculate NAV...........................................    61
   Portfolio Holdings Information........................................    61
   Dividends and Distributions...........................................    62
   Taxes.................................................................    62

FINANCIAL HIGHLIGHTS.....................................................    63

INVESTMENT SUMMARY: MONEY MARKET FUND



INVESTMENT ADVISER:              Independence Capital Management, Inc.

INVESTMENT OBJECTIVE:            The investment objective of the Fund is to
                                 preserve shareholder capital, maintain
                                 liquidity and achieve the highest possible
                                 level of current income consistent therewith.

INVESTMENT STRATEGY:             The Fund will invest in a diversified portfolio
                                 of high-quality money market instruments, which
                                 are rated within the two highest credit
                                 categories assigned by recognized rating
                                 organizations or, if not rated, are of
                                 comparable investment quality as determined by
                                 the Adviser. Investments include commercial
                                 paper, U.S. Treasury securities, bank
                                 certificates of deposit and repurchase
                                 agreements. The Adviser looks for money market
                                 instruments that present minimal credit risks.
                                 Important factors in selecting investments
                                 include a company's profitability, ability to
                                 generate funds, capital adequacy, and liquidity
                                 of the investment. The Fund will invest only in
                                 securities that mature in 397 days or less, as
                                 calculated in accordance with applicable law.
                                 The Fund's policy is to seek to maintain a
                                 stable price of $1.00 per share.

RISKS OF INVESTING:              The Fund may be appropriate for investors who
                                 want to minimize the risk of loss of principal
                                 and maintain liquidity of their investment, and
                                 at the same time receive a return on their
                                 investment. The Fund follows strict rules about
                                 credit risk, maturity and diversification of
                                 its investments. However, although the Fund
                                 seeks to preserve the value of your investment
                                 in shares of the Fund at $1.00 per share, there
                                 is no guarantee, and it is still possible to
                                 lose money. An investment in the Fund is not
                                 insured or guaranteed by the Federal Deposit
                                 Insurance Corporation or any other government
                                 agency.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 The bar chart and table demonstrate the
                                 variability of performance over time and
                                 provide an indication of the risks and
                                 volatility of an investment in the Fund. Past
                                 performance does not necessarily indicate how
                                 the Fund will perform in the future. This
                                 performance information does not include the
                                 impact of any charges deducted under your
                                 insurance contract. If it did, returns would be
                                 lower.

                                           For years ended December 31

                                             1997              5.15%
                                             1998              5.00%
                                             1999              4.66%
                                             2000              5.99%
                                             2001              4.00%
                                             2002              1.65%
                                             2003              0.86%
                                             2004              0.96%
                                             2005              2.81%
                                             2006              4.66%

                                           BEST QUARTER   WORST QUARTER
                                           ------------   -------------
                                               1.57%          0.15%
                                            (12/31/00)      (12/31/03)

                                           AVERAGE ANNUAL TOTAL RETURN
                                      (FOR PERIODS ENDED DECEMBER 31, 2006)

                                                      MONEY MARKET FUND
                                                      -----------------
                                         1 Year....         4.66%
                                         5 Years...         2.18%
                                         10 Years..         3.56%



The current yield of the Money Market Fund for the seven-day period ended December 31, 2006 was 4.93%.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

Investment Advisory Fees..............   0.20%
Distribution (12b-1) Fees.............   None
Other Expenses........................   0.30%
TOTAL ANNUAL FUND OPERATING EXPENSES..   0.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year     $ 51
3 Years    $160
5 Years    $280
10 Years   $628

INVESTMENT SUMMARY: LIMITED MATURITY BOND FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

INVESTMENT OBJECTIVE:            The investment objective of the Fund is to
                                 provide the highest available current income
                                 consistent with liquidity and low risk to
                                 principal; total return is secondary.

INVESTMENT STRATEGY:             Under normal conditions, the Fund invests at
                                 least 80% of its net assets in debt securities,
                                 commonly referred to as bonds. This policy may
                                 be changed without the vote of shareholders but
                                 shareholders will be given 60 days' advance
                                 notice of any change. The Fund will invest
                                 primarily in short- to intermediate-term
                                 investment grade debt securities (those
                                 securities rated BBB or above by S&P or Baa or
                                 above by Moody's (or determined to be of
                                 equivalent quality by the Adviser)) of the U.S.
                                 government and corporate issuers. The Adviser
                                 uses an active bond management approach. It
                                 seeks to find securities that are under-valued
                                 in the marketplace based on both a relative
                                 value analysis of individual securities
                                 combined with an analysis of macro-economic
                                 factors. With this approach, the Adviser
                                 attempts to identify securities that are
                                 under-valued based on their quality, maturity,
                                 and sector in the marketplace. The Adviser will
                                 purchase an individual security when doing so
                                 is also consistent with its macro-economic
                                 outlook, including its forecast of interest
                                 rates and its analysis of the yield curve (a
                                 measure of interest rates of securities with
                                 the same quality, but different maturities).
                                 The Adviser will seek to opportunistically
                                 purchase securities to take advantage of
                                 inefficiencies of prices in the securities
                                 markets. The Adviser will sell a security when
                                 it believes that the security has been fully
                                 priced. The Adviser seeks to reduce credit risk
                                 by diversifying among many issuers and
                                 different types of securities.

                                 Duration: The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. Typically, with a 1% rise in interest rates, an investment's value may be expected to fall approximately 1% for each year of its duration.
                                 Although the Fund may invest in securities of any duration, under normal circumstances it maintains an average portfolio duration of one to three years.

                                 Quality: The Fund will invest primarily in investment grade debt securities and no more than 10% of its assets in "junk bonds," which are those rated below BBB by S&P and those rated below Baa by Moody's (or determined to be of equivalent quality by the Adviser).

                                 Sectors: The Fund will invest primarily in corporate bonds and U.S. government bonds, including mortgage-backed and asset-backed securities.

                                 Turnover: Because the Adviser will look for inefficiencies in the market and sell when it feels a security is fully priced, portfolio turnover can be expected to be relatively high, which may result in increased transaction costs and may lower fund performance.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are seeking the highest
                                 current income consistent with liquidity and
                                 low risk to principal available through an
                                 investment in investment grade debt. The Fund's
                                 value will change primarily with the changes in
                                 the prices of fixed income securities (e.g.,
                                 bonds) held by the Fund. The value of fixed
                                 income securities will vary inversely

                                 with changes in interest rates. A decrease in interest rates will generally result in an increase in value of the Fund. Conversely, during periods of rising interest rates, the value of the Fund will generally decline.
                                 Longer term fixed income securities tend to experience larger changes in value than shorter term securities because they are more sensitive to interest rate changes. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Investing in junk bonds involves additional risks, including credit risk. Companies issuing junk bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest and principal payments. The prices of mortgage-backed securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce pre-payments, effectively lengthening the maturity of some mortgage-backed securities, and making them more volatile. Due to pre-payment risk, mortgage-backed securities may respond differently to changes in interest rates than other fixed income securities. As with investing in other securities whose prices increase or decrease in market value, you may lose money investing in the Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 The bar chart and table demonstrate the
                                 variability of performance over time and
                                 provide an indication of the risks and
                                 volatility of an investment in the Fund. Past
                                 performance does not necessarily indicate how
                                 the Fund will perform in the future. This
                                 performance information does not include the
                                 impact of any charges deducted under your
                                 insurance contract. If it did, returns would be
                                 lower.

                                           For year ended December 31

                                             2001              6.64%
                                             2002              6.25%
                                             2003              2.90%
                                             2004              2.32%
                                             2005              2.14%
                                             2006              4.49%

                                           BEST QUARTER   WORST QUARTER
                                           ------------   -------------
                                               2.82%         (1.39)%
                                            (09/30/02)     (06/30/04)

                                    AVERAGE ANNUAL TOTAL RETURN
                              (FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                  CITIGROUP
                                                   LIMITED     TREASURY/AGENCY
                                                   MATURITY      1 TO 5 YEAR
                                                  BOND FUND       INDEX(1/)
                                                  ---------    ---------------
                         1 Year..................   4.49%            4.02%
                         5 Years.................   3.61%            3.37%
                         Since May 1, 2000(2/)...   4.77%            4.93%

                         (1/) The Citigroup Treasury/Agency 1 to 5 Year
                              Index is an unmanaged index that is a
                              widely recognized benchmark of the market performance of short- to intermediate-term bonds. The index is a passive measure of bond market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

                         (2/) Inception date of the Fund.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


Investment Advisory Fees................   0.30%
Distribution (12b-1) Fees...............   None
Other Expenses..........................   0.32%
TOTAL ANNUAL FUND OPERATING EXPENSES....   0.62%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:


1 Year     $ 63
3 Years    $199
5 Years    $346
10 Years   $774

INVESTMENT SUMMARY: QUALITY BOND FUND


INVESTMENT ADVISER:              Independence Capital Management, Inc.

INVESTMENT OBJECTIVE:            The Fund seeks the highest income over the long
                                 term that is consistent with the preservation
                                 of principal.

INVESTMENT STRATEGY:             Under normal conditions, the Fund invests at
                                 least 80% of its net assets in debt securities,
                                 commonly referred to as bonds. This policy may
                                 be changed without the vote of shareholders but
                                 shareholders will be given 60 days' advance
                                 notice of any change. The Fund will invest
                                 primarily in marketable investment grade debt
                                 securities (those securities rated BBB or above
                                 by S&P or Baa or above by Moody's (or
                                 determined to be of equivalent quality by the
                                 Adviser)). The portfolio manager heads up a
                                 team of analysts that uses an active
                                 bond-management approach. The Adviser seeks to
                                 find securities that are under-valued in the
                                 marketplace based on both a relative value
                                 analysis of individual securities combined with
                                 an analysis of macro-economic factors. With
                                 this approach, the Adviser attempts to identify
                                 securities that are under-valued based on their
                                 quality, maturity, and sector in the
                                 marketplace. The Adviser will purchase an
                                 individual security when doing so is also
                                 consistent with its macro-economic outlook,
                                 including its forecast of interest rates and
                                 its analysis of the yield curve (a measure of
                                 interest rates of securities with the same
                                 quality, but different maturities). In
                                 addition, the Adviser will seek to
                                 opportunistically purchase securities to take
                                 advantage of inefficiencies of prices in the
                                 securities markets. The Adviser will sell a
                                 security when it believes that the security has
                                 been fully priced. The Adviser seeks to reduce
                                 credit risk by diversifying among many issuers
                                 and different types of securities.

                                 Duration: The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. Typically, with a 1% rise in interest rates, an investment's value may be expected to fall approximately 1% for each year of its duration.
                                 Duration is set for the portfolio generally between 3.5 and 5.5 years, depending on the interest rate outlook.

                                 Quality: The Fund will invest primarily in investment grade debt securities and no more than 10% of the net assets in "junk bonds," which are those rated below BBB by S&P and those rated below Baa by Moody's (or determined to be of equivalent quality by the Adviser).

                                 Sectors: The Fund will invest primarily in the following sectors: corporate bonds, U.S.
                                 government bonds, U.S. government agency securities, commercial paper, collateralized mortgage obligations, and asset-backed securities.

                                 Turnover: Because the portfolio management team looks for inefficiencies in the market and will sell when they feel a security is fully priced, portfolio turnover can be relatively high, which may result in increased transaction costs and may lower fund performance. The Fund's annual portfolio turnover rates for 2006, 2005, and 2004 were 139%, 614%, and 230%, respectively.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are seeking investment income
                                 and preservation of principal. The Fund's value
                                 will change primarily with the changes in the
                                 prices of the fixed income securities (e.g.,
                                 bonds) held by the Fund. The value of the fixed
                                 income securities will vary inversely with
                                 changes in interest rates. A decrease in
                                 interest rates will generally result in an
                                 increase in value of the Fund. Conversely,
                                 during periods of rising interest rates, the
                                 value of the Fund will generally decline.
                                 Longer term fixed income securities tend to
                                 experience larger changes in value than shorter
                                 term securities because they are more sensitive
                                 to interest rate changes. A

                                 portfolio with a lower average duration
                                 generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher duration. Investing in junk bonds involves additional risks, including credit risk.
                                 Companies issuing junk bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments. The prices of mortgage-backed securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce pre-payments, effectively lengthening the maturity of some mortgage-backed securities, and making them more volatile. Due to pre-payment risk, mortgage-backed securities may respond differently to changes in interest rates than other fixed income securities. As with investing in other securities whose prices increase and decrease in market value, loss of money is a risk of investing in the Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 They demonstrate the variability of performance
                                 over time and provide an indication of the
                                 risks and volatility of an investment in the
                                 Fund. Past performance does not necessarily
                                 indicate how the Fund will perform in the
                                 future. This performance information does not
                                 include the impact of any charges deducted
                                 under your insurance contract. If it did,
                                 returns would be lower.

                                           For years ended December 31

                                            1997              8.03%
                                            1998             10.17%
                                            1999              0.00%
                                            2000             12.00%
                                            2001              8.91%
                                            2002              5.28%
                                            2003              6.18%
                                            2004              4.59%
                                            2005              2.50%
                                            2006              5.25%

                                          BEST QUARTER   WORST QUARTER
                                          ------------   -------------
                                              5.53%         (2.23)%
                                           (09/30/98)     (06/30/04)

                                           AVERAGE ANNUAL TOTAL RETURN
                                       (FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                    CITIGROUP BROAD
                                                                   INVESTMENT GRADE
                                               QUALITY BOND FUND    BOND INDEX(1)/
                                               -----------------   ----------------
                                 1 Year.....         5.25%               4.33%
                                 5 Years....         4.75%               5.10%
                                 10 Years...         6.24%               6.26%


(1/) The Citigroup Broad Investment Grade Bond Index is an unmanaged index that is a widely recognized benchmark of general investment grade bond performance. The index is a passive measure of bond market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


Investment Advisory Fees.................   0.33%
Distribution (12b-1) Fees................   None
Other Expenses...........................   0.28%
TOTAL ANNUAL FUND OPERATING EXPENSES.....   0.61%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:


1 Year     $ 62
3 Years    $195
5 Years    $340
10 Years   $762

INVESTMENT SUMMARY: HIGH YIELD BOND FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

SUB-ADVISER:                     T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:            The investment objective of the Fund is to
                                 realize high current income.

INVESTMENT STRATEGY:             Under normal conditions, the Fund invests at
                                 least 80% of its net assets in a widely
                                 diversified portfolio of high yield corporate
                                 bonds, often called "junk bonds,"
                                 income-producing convertible securities and
                                 preferred stocks. This policy may be changed
                                 without the vote of shareholders but
                                 shareholders will be given 60 days' advance
                                 notice of any change. High yield bonds are
                                 rated below investment grade (BB and lower by
                                 S&P and Ba and lower by Moody's or determined
                                 to be of equivalent quality by the Sub-Adviser)
                                 and generally provide high income in an effort
                                 to compensate investors for their higher risk
                                 of default, that is the failure to make
                                 required interest or principal payments. High
                                 yield bond issuers include small or relatively
                                 new companies lacking the history or capital to
                                 merit investment-grade status, former blue-chip
                                 companies downgraded because of financial
                                 problems, companies electing to borrow heavily
                                 to finance or avoid a takeover or buyout, and
                                 firms with heavy debt loads. The Fund's
                                 dollar-weighted average maturity generally is
                                 expected to be in the six- to twelve-year
                                 range. In selecting investments for the Fund,
                                 the Sub-Adviser relies extensively on its
                                 research analysts. When the Sub-Adviser's
                                 outlook for the economy is positive, it may
                                 purchase slightly lower rated bonds in an
                                 effort to secure additional income and
                                 appreciation potential. When the Sub-Adviser's
                                 outlook for the economy is less positive, the
                                 Fund may gravitate toward higher rated junk
                                 bonds. The Fund may also invest in other
                                 securities, including futures and options, as
                                 well as loan assignments and participations, in
                                 keeping with its objective. In pursuing the
                                 investment objective, the Sub-Adviser has the
                                 discretion to purchase some securities that do
                                 not meet its normal investment criteria, as
                                 described above, when it perceives an unusual
                                 opportunity for gain. These special situations
                                 might arise when the Sub-Adviser believes a
                                 security could increase in value for a variety
                                 of reasons, including a change in management,
                                 an extraordinary corporate event, or a
                                 temporary imbalance in the supply of or demand
                                 for the securities. The Fund may sell holdings
                                 for a variety of reasons, such as to adjust a
                                 portfolio's average maturity or quality, or to
                                 shift assets into higher yielding securities or
                                 to reduce marginal quality securities.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for long-term, risk-oriented investors who are
                                 willing to accept the greater risks and
                                 uncertainties of investing in high yield bonds
                                 in the hope of earning high current income. The
                                 Fund's value will change primarily with changes
                                 in the prices of the bonds held by the Fund.
                                 The value of bonds will vary inversely with
                                 changes in interest rates. A decrease in
                                 interest rates will generally result in an
                                 increase in value of the Fund. Conversely,
                                 during periods of rising interest rates, the
                                 value of the Fund will generally decline.
                                 Longer term fixed income securities tend to
                                 suffer greater declines than shorter term
                                 securities because they are more sensitive to
                                 interest rate changes.

                                 Investing in high yield bonds involves
                                 additional risks, including credit risk. The value of high yield, lower quality bonds is affected by the creditworthiness of the companies that issue the securities, general economic and specific industry conditions.
                                 Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies which may impair their ability to make interest and principal payments. Therefore, the Fund's credit risk increases when the U.S. economy slows or enters a recession. The share price of the Fund is expected to be more volatile than the share price of a fund investing in higher quality securities, which react primarily to the general level of interest rates. In addition, the trading market for lower quality bonds may be less active and less liquid, that is, the Sub-Adviser may not be able to sell bonds at desired prices and large purchases or sales of certain high yield bond issues can cause substantial price swings. As a result, the price at which lower quality bonds can be sold may be adversely affected and valuing such lower quality bonds can be a difficult task.
                                 The Fund may be more vulnerable to interest rate risk if it is focusing on BB-rated bonds, since better-quality junk bonds follow the higher grade market to some extent. But if the Fund's focus is bonds rated B and below, credit risk will probably predominate. To the extent the Fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 They demonstrate the variability of performance
                                 over time and provide an indication of the
                                 risks and volatility of an investment in the
                                 Fund. Past performance does not necessarily
                                 indicate how the Fund will perform in the
                                 future. This performance information does not
                                 include the impact of any charges deducted
                                 under your insurance contract. If it did,
                                 returns would be lower.

                                           For years ended December 31

                                             1997             15.78%
                                             1998              4.75%
                                             1999              4.24%
                                             2000             -3.69%
                                             2001              6.92%
                                             2002              3.41%
                                             2003             23.13%
                                             2004             10.71%
                                             2005              3.11%
                                             2006              9.97%

                                           BEST QUARTER   WORST QUARTER
                                           ------------   -------------
                                               7.38%         (4.48)%
                                            (06/30/03)     (09/30/98)

                                           AVERAGE ANNUAL TOTAL RETURN
                                      (FOR PERIODS ENDED DECEMBER 31, 2006)

                                              HIGH YIELD    CS BOSTON GLOBAL
                                               BOND FUND   HIGH YIELD INDEX(1/)
                                              ----------   --------------------
                                 1 Year....      9.97%            11.92%
                                 5 Years...      9.83%            11.06%
                                 10 Years..      7.61%             7.09%

                                 (1/) The CS First Boston Global High Yield
                                      Index is a widely recognized benchmark of high yield bond performance. The index is a passive measure of bond market returns.
                                      It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


Investment Advisory Fees..................................   0.50%
Distribution (12b-1) Fees.................................   None
Other Expenses............................................   0.35%
TOTAL ANNUAL FUND OPERATING EXPENSES......................   0.85%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:


1 Year     $   87
3 Years    $  271
5 Years    $  471
10 Years   $1,049

INVESTMENT SUMMARY: FLEXIBLY MANAGED FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

SUB-ADVISER:                     T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:            The investment objective of the Fund is to
                                 maximize total return (capital appreciation and
                                 income).

INVESTMENT STRATEGY:             The Fund invests primarily in common stocks of
                                 established U.S. companies that it believes
                                 have above-average potential for capital
                                 growth. Common stocks typically constitute at
                                 least half of total assets. The remaining
                                 assets are generally invested in other
                                 securities, including convertibles, warrants,
                                 preferred stocks, corporate and government
                                 debt, foreign securities, futures and options,
                                 in keeping with the Fund's objective. The
                                 Fund's investments in common stocks generally
                                 fall into one of two categories. The larger
                                 category comprises long-term core holdings that
                                 the Sub-Adviser considers to be underpriced in
                                 terms of company assets, earnings, or other
                                 factors at the time they are purchased. The
                                 smaller category comprises opportunistic
                                 investments whose prices the Sub-Adviser
                                 expects to rise in the short term, but not
                                 necessarily over the long term. Since the
                                 Sub-Adviser attempts to prevent losses as well
                                 as achieve gains, it typically uses a "value
                                 approach" in selecting investments. Its
                                 in-house research team seeks to identify
                                 companies that seem under-valued by various
                                 measures, such as price/book value, and may be
                                 temporarily out of favor but have good
                                 prospects for capital appreciation. The
                                 Sub-Adviser may establish relatively large
                                 positions in companies it finds particularly
                                 attractive.

                                 The Fund's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook. Bonds and convertible securities may be purchased to gain additional exposure to a company or for their income or other features;
                                 maturity and quality are not necessarily major considerations. There is no limit on the Fund's investments in convertible securities. In pursuing the investment objective, the
                                 Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.
                                 These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The
                                 Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are seeking a relatively
                                 conservative approach to investing for total
                                 return and are willing to accept the risks and
                                 uncertainties of investing in common stocks and
                                 bonds. The Fund's value will change primarily
                                 with changes in the prices of the securities
                                 held by the Fund. The prices of common stocks
                                 will increase and decrease based on market
                                 conditions, specific industry conditions, and
                                 the conditions of

                                 the individual companies that issued the common stocks. In general, common stocks are more volatile than fixed income securities. However, over the long term, common stocks have shown greater potential for capital appreciation. A particular risk of the Sub-Adviser's value approach is that some holdings may not recover and provide the capital growth anticipated. If the Fund has large holdings in a relatively small number of companies, disappointing performance by those companies will have a more adverse impact on the Fund than would be the case with a more diversified fund. A sizable cash or fixed income position may hinder the Fund from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the Fund's share value could be hurt by rising interest rates or credit downgrades or defaults. Convertible securities are also exposed to price fluctuations of the company's stock. To the extent the Fund invests in foreign securities, some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 They demonstrate the variability of performance
                                 over time and provide an indication of the
                                 risks and volatility of an investment in the
                                 Fund. Past performance does not necessarily
                                 indicate how the Fund will perform in the
                                 future. This performance information does not
                                 include the impact of any charges deducted
                                 under your insurance contract. If it did,
                                 returns would be lower.

                                           For years ended December 31

                                             1997             15.65%
                                             1998              6.09%
                                             1999              7.15%
                                             2000             22.22%
                                             2001             10.34%
                                             2002              0.87%
                                             2003             29.92%
                                             2004             18.58%
                                             2005              7.84%
                                             2006             15.37%

                                           BEST QUARTER   WORST QUARTER
                                           ------------   -------------
                                              14.45%         (8.84)%
                                            (06/30/03)     (09/30/02)

                                           AVERAGE ANNUAL TOTAL RETURN
                                      (FOR PERIODS ENDED DECEMBER 31, 2006)

                                                  FLEXIBLY
                                                MANAGED FUND   S&P 500 INDEX(1/)
                                                ------------   -----------------
                                 1 Year......      15.37%            15.80%
                                 5 Years.....      14.11%             6.19%
                                 10 Years....      13.11%             8.42%

                                 (1/) The S&P 500 Index is an unmanaged index
                                      that is a widely recognized benchmark of general stock market performance. The index is an unmanaged capitalization-weighted index of 500 stocks representing all major industries.
                                      It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


Investment Advisory Fees..................................   0.60%
Distribution (12b-1) Fees.................................   None
Other Expenses............................................   0.24%
TOTAL ANNUAL FUND OPERATING EXPENSES......................   0.84%*


----------

* A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. After this reimbursement, expenses borne by investors in calendar (fiscal) year 2006 were 0.83% of net assets of the Fund.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year     $   86
3 Years    $  268
5 Years    $  466
10 Years   $1,037

INVESTMENT SUMMARY: GROWTH STOCK FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

SUB-ADVISER:                     T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:            The investment objective of the Fund is to
                                 achieve long-term growth of capital and
                                 increase of future income.

INVESTMENT STRATEGY:             Under normal market conditions, the Fund
                                 invests at least 80% of its net assets in
                                 common stocks of a diversified group of growth
                                 companies. This policy may be changed without
                                 the vote of shareholders but shareholders will
                                 be given 60 days' advance notice of any change.
                                 The Fund will invest primarily in common stocks
                                 of well established companies that the
                                 Sub-Adviser believes have long-term growth
                                 potential. In selecting the Fund's investments,
                                 the Sub-Adviser seeks investments in companies
                                 that have the ability to pay increasing
                                 dividends through strong cash flow. The
                                 Sub-Adviser's approach looks for companies with
                                 an above-average rate of earnings growth and a
                                 lucrative niche in the economy that gives them
                                 the ability to sustain earnings momentum even
                                 during times of slow economic growth. The
                                 Sub-Adviser believes that when a company
                                 increases its earnings faster than both
                                 inflation and the overall economy, the market
                                 will eventually reward it with a higher stock
                                 price. The Fund may sell securities for a
                                 variety of reasons, such as to secure gains,
                                 limit losses, or redeploy assets into more
                                 promising opportunities.

                                 In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.
                                 Those special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

                                 While most assets will be invested in U.S.
                                 common stocks, other securities may also be purchased, including foreign stocks (up to 30% of total assets), futures, and options, in keeping with Fund objectives.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are willing to accept the
                                 risks and uncertainties of investing in common
                                 stocks in the hope of earning above-average
                                 long-term growth of capital and income. The
                                 Fund's value will change primarily with changes
                                 in the prices of the stocks and other
                                 investments held by the Fund. The prices of
                                 common stocks will increase and decrease based
                                 on market conditions, specific industry
                                 conditions, and the conditions of the
                                 individual companies that issued the common
                                 stocks. In general, common stocks are more
                                 volatile than other investments, such as fixed
                                 income securities. By investing in the common
                                 stocks of larger, well established companies,
                                 the Sub-Adviser seeks to avoid some of the
                                 volatility associated with investment in
                                 smaller, less well established companies.
                                 Growth stocks can be volatile for several
                                 reasons. Since those companies usually invest a
                                 high portion of earnings in their businesses,
                                 they may lack the dividends of value stocks
                                 that can cushion stock prices in a falling
                                 market. The prices of growth stocks are based
                                 largely on projections of the issuer's future
                                 earnings and revenues. If a company's earnings
                                 or revenues fall short of expectations, its
                                 stock price may fall dramatically. Growth
                                 stocks may be more expensive relative to their

                                 earnings or assets compared to value or other stocks. The Fund is also subject to the risk that its principal market segment, growth companies, may underperform compared to other market segments or the equity markets as a whole.

                                 In addition to the general risks of common stocks, foreign investing involves the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. Further, in addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories.
                                 Securities traded in foreign markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets. The Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuing company's home country. The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will succeed in doing so. In certain markets, it may not be possible to hedge currency risk.
                                 Investments in futures and options, if any, are subject to additional volatility and potential losses. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 The information presented prior to August 1,
                                 2004, represents the performance of
                                 Independence Capital Management, Inc., the
                                 Fund's current investment adviser. Since August
                                 1, 2004, T. Rowe Price Associates, Inc. has
                                 been responsible for the Fund's day-to-day
                                 portfolio management. The bar chart and table
                                 demonstrate the variability of performance over
                                 time and provide an indication of the risks and
                                 volatility of an investment in the Fund. Past
                                 performance does not necessarily indicate how
                                 the Fund will perform in the future. This
                                 performance information does not include the
                                 impact of any charges deducted under your
                                 insurance contract. If it did, returns would be
                                 lower.

                                           For years ended December 31

                                             1997              26.74%
                                             1998              41.67%
                                             1999              34.10%
                                             2000             -26.10%
                                             2001             -25.34%
                                             2002             -34.90%
                                             2003              12.36%
                                             2004              11.90%
                                             2005               6.14%
                                             2006              13.01%


                                           BEST QUARTER   WORST QUARTER
                                           ------------   -------------
                                              27.93%         (21.47)%
                                            (12/31/99)      (12/31/00)

                                           AVERAGE ANNUAL TOTAL RETURN
                                               (FOR PERIODS ENDED
                                                DECEMBER 31, 2006)

                                                GROWTH STOCK     RUSSELL 1000
                                                    FUND       GROWTH INDEX(1/)
                                                ------------   ----------------
                                 1 Year .....      13.01%            9.07%
                                 5 Years ....      (0.37)%           2.69%
                                 10 Years ...       2.69%            5.44%

                                 (1/) The Russell 1000 Growth Index is a
                                      widely-recognized, capitalization-weighted
                                      index of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


Investment Advisory Fees...............   0.64%
Distribution (12b-1) Fees..............   None
Other Expenses.........................   0.33%
TOTAL ANNUAL FUND OPERATING EXPENSES...   0.97%*


----------

* A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. After this reimbursement, expenses borne by investors in calendar (fiscal) year 2006 were 0.96% of net assets of the Fund.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:


1 Year     $   99
3 Years    $  309
5 Years    $  536
10 Years   $1,190

INVESTMENT SUMMARY: LARGE CAP VALUE FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

SUB-ADVISER:                     Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE:            The investment objective of the Fund is to
                                 maximize total return (capital appreciation and
                                 income).

INVESTMENT STRATEGY:             The Fund primarily invests in equity securities
                                 of large, seasoned U.S. and multinational
                                 companies that the Sub-Adviser believes are
                                 undervalued. Under normal conditions, the Fund
                                 invests at least 80% of its net assets in
                                 equity securities of large capitalization
                                 companies. This policy may be changed without
                                 the vote of shareholders but shareholders will
                                 be given 60 days' advance notice of any change.
                                 For this Fund, large capitalization companies
                                 are those with market capitalizations, at the
                                 time of purchase, that fall within the market
                                 capitalization range of companies in the
                                 Russell 1000 Index. Equity securities in which
                                 the Fund may invest may include common stocks,
                                 preferred stocks, convertible securities,
                                 warrants, American Depositary Receipts
                                 ("ADRs"), and similar instruments. The
                                 Sub-Adviser considers multinational companies
                                 to be companies that conduct their business
                                 operations and activities in more than one
                                 country. The Sub-Adviser also considers
                                 seasoned companies to be established companies
                                 whose securities have gained a reputation for
                                 quality with the investing public and enjoy
                                 liquidity in the market. In selecting
                                 investments for the Fund, the Sub-Adviser seeks
                                 to invest in securities selling at reasonable
                                 prices in relation to its assessment of their
                                 potential value. The Sub-Adviser generally
                                 sells a security when it thinks the security
                                 seems less likely to benefit from the current
                                 market and/or economic environment, shows
                                 deteriorating fundamentals, or has reached the
                                 Sub-Adviser's valuation target. In addition,
                                 the Fund may also invest up to 10% of its net
                                 assets in foreign securities. The Fund's
                                 investments in ADRs are not subject to this
                                 limitation.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are willing to accept the
                                 risks and uncertainties of investing in common
                                 stocks in the hope of earning above-average
                                 total return. The Fund's value will change
                                 primarily with changes in the prices of the
                                 common stocks held by the Fund. The prices of
                                 common stocks will increase and decrease based
                                 on market conditions, specific industry
                                 conditions, and the conditions of the
                                 individual companies that issued the common
                                 stocks. In general, common stocks are more
                                 volatile than other investments, such as fixed
                                 income securities. However, over the long term,
                                 common stocks have shown greater potential for
                                 capital appreciation. Because of its "value"
                                 style of investing, the Fund could suffer
                                 losses or produce poor performance relative to
                                 other funds, even in a rising market, if the
                                 Sub-Adviser's assessment of a company's value
                                 or prospects for exceeding earnings
                                 expectations or market conditions is wrong. In
                                 addition, the Fund is subject to the risk that
                                 its principal market segment, large
                                 capitalization value companies, may
                                 underperform compared to other market segments
                                 or the equity markets as a whole.

                                 In addition to the general risks of common stocks, foreign investing involves the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. Further, in addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Securities traded in foreign markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets. The Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuing company's home country.
                                 The Sub-Adviser may invest in certain
                                 instruments, such as forward currency exchange contracts and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will succeed in doing so. In certain markets, it may not be possible to hedge currency risk. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 They represent the performance of the Fund's
                                 previous managers for the period prior to
                                 August 1, 2004. Since August 1, 2004, Lord,
                                 Abbett & Co. LLC has been responsible for the
                                 Fund's day-to-day portfolio management. The bar
                                 chart and table demonstrate the variability of
                                 performance over time and provide an indication
                                 of the risks and volatility of an investment in
                                 the Fund. Past performance does not necessarily
                                 indicate how the Fund will perform in the
                                 future. This performance information does not
                                 include the impact of any charges deducted
                                 under your insurance contract. If it did,
                                 returns would be lower.

                                            For years ended December 31

                                             1997             24.98%
                                             1998              9.59%
                                             1999             -0.80%
                                             2000             12.64%
                                             2001             -2.40%
                                             2002            -14.96%
                                             2003             27.76%
                                             2004             12.85%
                                             2005              3.00%
                                             2006             18.27%

                                           BEST QUARTER   WORST QUARTER
                                           ------------   -------------
                                              17.98%        (19.52)%
                                            (06/30/03)     (09/30/02)

                                           AVERAGE ANNUAL TOTAL RETURN
                                      (FOR PERIODS ENDED DECEMBER 31, 2006)

                                               LARGE CAP     RUSSELL 1000
                                              VALUE FUND   VALUE INDEX(1)/
                                              ----------   ---------------
                                 1 Year....     18.27%          22.25%
                                 5 Years...      8.35%          10.86%
                                 10 Years..      8.35%          11.00%

                                 (1/) The Russell 1000 Value Index is a
                                      widely-recognized, capitalization-weighted
                                      index of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The index is a passive measure of equity market returns.
                                      It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

Investment Advisory Fees...............   0.60%
Distribution (12b-1) Fees..............   None
Other Expenses.........................   0.28%
TOTAL ANNUAL FUND OPERATING EXPENSES...   0.88%*

----------

* A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. After this reimbursement, expenses borne by investors in calendar (fiscal) year 2006 were 0.87% of net assets of the Fund.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year     $   90
3 Years    $  281
5 Years    $  488
10 Years   $1,084

INVESTMENT SUMMARY:  LARGE CAP GROWTH FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

SUB-ADVISER:                     ABN AMRO Asset Management, Inc.

INVESTMENT OBJECTIVE:            The investment objective of the Fund is to
                                 achieve long-term growth of capital (capital
                                 appreciation).

INVESTMENT STRATEGY:             Under normal conditions, the Fund invests at
                                 least 80% of its net assets in investments of
                                 large capitalization companies. This policy may
                                 be changed without the vote of shareholders but
                                 shareholders will be given 60 days' advance
                                 notice of any change. For this Fund, large
                                 capitalization companies are those with market
                                 capitalizations above $3 billion at the time of
                                 purchase by the Fund, although this market
                                 capitalization threshold may vary in response
                                 to changes in the market. The Sub-Adviser uses
                                 a bottom-up approach and invests in a
                                 combination of securities that offer potential
                                 for growth, including primarily large cap
                                 dividend and non-dividend paying common stocks,
                                 preferred stocks and convertible securities.
                                 The Sub-Adviser then identifies stocks of
                                 companies with the following characteristics
                                 compared to the S&P 500 Index averages: higher
                                 sales and operating earnings growth, more
                                 stable earnings growth rates, lower
                                 debt-to-capital ratio and higher return on
                                 equity. The Sub-Adviser will also consider the
                                 quality of company management and the strength
                                 of the company's position among its
                                 competitors. Additionally, the Sub-Adviser will
                                 assess the long-term economic outlook and the
                                 risk/return of securities in allocated
                                 investments among industry sectors.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are willing to accept the
                                 risks and uncertainties of investing in common
                                 stocks in the hope of earning above average
                                 long-term growth of capital. The Fund's value
                                 will change primarily with changes in the
                                 prices of the common stocks and other
                                 investments held by the Fund. The prices of
                                 common stocks will increase and decrease based
                                 on market conditions, specific industry
                                 conditions, and the conditions of the
                                 individual companies that issued the common
                                 stocks. In general, common stocks are more
                                 volatile than other investments, such as fixed
                                 income securities. Growth stocks can be
                                 volatile for several reasons. Since those
                                 companies usually invest a high portion of
                                 earnings in their businesses, they may lack the
                                 dividends of value stocks that can cushion
                                 stock prices in a falling market. The prices of
                                 growth stocks are based largely on projections
                                 of the issuer's future earnings and revenues.
                                 If a company's earnings or revenues fall short
                                 of expectations, its stock price may fall
                                 dramatically. Growth stocks may be more
                                 expensive relative to their earnings or assets
                                 compared to value or other stocks. The Fund is
                                 also subject to the risk that its principal
                                 market segment, large capitalization growth
                                 companies, may underperform compared to other
                                 market segments or the equity markets as a
                                 whole.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 They represent the performance of the Fund's
                                 previous manager for the period prior to August
                                 1, 2004. Since August 1, 2004, ABN AMRO Asset
                                 Management, Inc. has been responsible for the
                                 Fund's day-to-day portfolio management. The bar
                                 chart and table demonstrate the variability of
                                 performance over time and provide an indication
                                 of the risks and volatility of an investment in
                                 the Fund. Past

                          performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

                                  For year ended December 31

                                    2003              25.61%
                                    2004               8.66%
                                    2005               1.20%
                                    2006               3.70%

                                  BEST QUARTER    WORST QUARTER
                                  ------------    -------------
                                     15.36%          (5.99)%
                                   (06/30/03)      (06/30/06)

                                     AVERAGE ANNUAL TOTAL RETURN
                               (FOR PERIODS ENDED DECEMBER 31, 2006)

                                                    LARGE CAP     RUSSELL 1000
                                                   GROWTH FUND  GROWTH INDEX(1/)
                                                   -----------  ----------------
                          1 Year..................    3.70%          9.07%
                          Since May 1, 2002(2/)...    4.14%          5.37%

                          (1/) The Russell 1000 Growth Index is a
                               widely-recognized, capitalization-weighted
                               index of the 1000 largest U.S. companies with higher growth rates and price-to-book ratios. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

                          (2/) Inception date of the Fund.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


Investment Advisory Fees...............   0.55%
Distribution (12b-1) Fees..............   None
Other Expenses.........................   0.33%
TOTAL ANNUAL FUND OPERATING EXPENSES...   0.88%*


----------

* A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. After this reimbursement, expenses borne by investors in calendar (fiscal) year 2006 were 0.86% of net assets of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:


1 Year     $   90
3 Years    $  281
5 Years    $  488
10 Years   $1,084

INVESTMENT SUMMARY: INDEX 500 FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

SUB-ADVISER:                     Wells Capital Management Incorporated

INVESTMENT OBJECTIVE:            The Fund's investment objective is total return
                                 (capital appreciation and income) which
                                 corresponds to that of the Standard & Poor's
                                 Composite Index of 500 stocks.

INVESTMENT STRATEGY:             The Fund invests at least 80% of its net assets
                                 in securities listed in the S&P 500 Index which
                                 is comprised of 500 selected securities (mostly
                                 common stocks). This policy may be changed
                                 without the vote of shareholders but
                                 shareholders will be given 60 days' advance
                                 notice of any change. Under normal
                                 circumstances, however, the Fund intends to
                                 invest substantially of its assets in
                                 securities included in the S&P 500 Index. The
                                 Sub-Adviser does not actively manage the Fund's
                                 assets using traditional investment analysis.
                                 Instead, the Sub-Adviser invests in each
                                 company in the S&P 500 Index in proportion to
                                 its weighting in the Index. In this manner, the
                                 Sub-Adviser attempts to match the return of the
                                 S&P 500 as closely as possible.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are willing to accept the
                                 uncertainties of investing in common stocks in
                                 the hope of earning a return consistent with
                                 the S&P 500 Index. The Fund's value will change
                                 primarily with changes in the prices of the
                                 stocks and other investments held by the Fund.
                                 The prices of common stocks will increase and
                                 decrease based on market conditions, specific
                                 industry conditions, and the conditions of the
                                 individual companies that issued the common
                                 stocks. In general, common stocks are more
                                 volatile than other investments, such as fixed
                                 income securities. However, over the long term,
                                 common stocks have shown greater potential for
                                 capital appreciation. The Fund is also subject
                                 to the risk that the performance of the Fund
                                 may not correlate to that of the S&P 500 Index.
                                 In addition, the Fund is subject to the risk
                                 that the securities that comprise the S&P 500
                                 may underperform other market segments or the
                                 equity markets as a whole. As with investing in
                                 other securities whose prices increase or
                                 decrease in market value, you may lose money
                                 investing in the Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 The bar chart and table demonstrate the
                                 variability of performance over time and
                                 provide an indication of the risks and
                                 volatility of an investment in the Fund. Past
                                 performance does not necessarily indicate how
                                 the Fund will perform in the future. This
                                 performance information does not include the
                                 impact of any charges deducted under your
                                 insurance contract. If it did, returns would be
                                 lower.

                                      For year ended December 31

                                       2001             -11.98%
                                       2002             -22.28%
                                       2003              28.41%
                                       2004              10.47%
                                       2005               4.48%
                                       2006              15.37%

                                     BEST QUARTER   WORST QUARTER
                                     ------------   -------------
                                        15.36%        (17.23)%
                                      (06/30/03)     (09/30/02)

                                     AVERAGE ANNUAL TOTAL RETURN
                                (FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                    S&P 500
                                                   INDEX 500 FUND  INDEX(1/)
                                                   --------------  ---------
                           1 Year.................     15.37%       15.80%
                           5 Years................      5.85%        6.19%
                           Since May 1, 2000(2/)..      1.02%        1.30%

                           (1/) The S&P 500 Index is an unmanaged index
                                that is a widely recognized benchmark of general stock market performance. The index is an unmanaged capitalization-weighted index of 500 stocks representing all major industries.
                                It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

                           (2/) Inception date of the Fund.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

Investment Advisory Fees...............   0.07%
Distribution (12b-1) Fees..............   None
Other Expenses.........................   0.30%
TOTAL ANNUAL FUND OPERATING EXPENSES...   0.37%*

----------
* The Fund's actual total operating expenses for the most recent year were less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") has voluntarily agreed to waive fees and reimburse expenses to the extent that total operating expenses exceed 0.35%. With these voluntary waivers, the Fund's actual total operating expenses for the most recent fiscal year were 0.35%. The Agent may change or eliminate all or part of this voluntary waiver at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year     $ 38
3 Years    $119
5 Years    $208
10 Years   $468

INVESTMENT SUMMARY: MID CAP GROWTH FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

SUB-ADVISER:                     Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE:            The investment objective of the Fund is to
                                 maximize capital appreciation.

INVESTMENT STRATEGY:             Under normal conditions, the Fund invests at
                                 least 80% of its net assets in equity
                                 securities of mid-cap companies. This policy
                                 may be changed without the vote of shareholders
                                 but shareholders will be given 60 days' advance
                                 notice of any change. Mid-cap companies have
                                 market capitalization in the range of those
                                 companies included in the Russell Mid Cap
                                 Index. The Fund will invest in securities of
                                 U.S. companies that the Sub-Adviser believes
                                 have strong earnings growth potential and that
                                 are diversified across economic sectors. The
                                 Fund will attempt to maintain sector
                                 concentrations that approximate those of the
                                 Russell Mid Cap Growth Index. The Fund's
                                 exposure is generally limited to 5% of assets
                                 in any single issuer, subject to exceptions for
                                 the most heavily-weighted securities in the
                                 Russell Mid Cap Growth Index. Due to its
                                 investment strategy, the Fund may buy and sell
                                 securities frequently, which may result in
                                 higher transaction costs and may lower fund
                                 performance.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are willing to accept the
                                 risks and uncertainties of investing in mid-cap
                                 stocks in the hope of achieving above-average
                                 capital appreciation. The Fund's value will
                                 change primarily with the changes in prices of
                                 the common stocks held by the Fund. The prices
                                 of common stocks will increase and decrease
                                 based on market conditions, specific industry
                                 conditions, and the conditions of individual
                                 companies that issued the common stocks. In
                                 general, common stocks are more volatile than
                                 other investments, such as fixed income
                                 securities. However, over the long term, common
                                 stocks have shown greater potential for capital
                                 appreciation. In addition to the general risks
                                 of common stocks, an investment in mid-cap
                                 stocks may entail special risks. In particular,
                                 these medium sized companies may have limited
                                 product lines, markets and financial resources,
                                 and may depend upon a relatively small
                                 management group. Therefore, the prices of
                                 mid-cap stocks may be more volatile than
                                 investments in larger, more established
                                 companies. In addition, the Fund is subject to
                                 the risk that its principal market segment,
                                 medium capitalization growth companies, may
                                 underperform compared to other market segments
                                 or the equity markets as a whole. As with
                                 investing in other securities whose prices
                                 increase and decrease in market value, you may
                                 lose money by investing in the Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 The bar chart and table demonstrate the
                                 variability of performance over time and
                                 provide an indication of the risks and
                                 volatility of an investment in the Fund. Past
                                 performance does not necessarily indicate how
                                 the Fund will perform in the future. This
                                 performance information does not include the
                                 impact of any charges deducted under your
                                 insurance contract. If it did, returns would be
                                 lower.

                                           For year ended December 31

                                             2001             -28.11%
                                             2002             -32.59%
                                             2003              49.29%
                                             2004              11.37%
                                             2005              12.48%
                                             2006               6.81%

                                           BEST QUARTER   WORST QUARTER
                                           ------------   -------------
                                              25.80%        (32.07)%
                                            (12/31/01)     (09/30/01)

                                           AVERAGE ANNUAL TOTAL RETURN
                                      (FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                       RUSSELL
                                                            MID CAP    MID CAP
                                                             GROWTH     GROWTH
                                                              FUND    INDEX(1/)
                                                            -------   ---------
                                 1 Year..................    6.81%     10.66%
                                 5 Years.................    6.13%      8.22%
                                 Since May 1, 2000(2/)...   (2.46)%    (0.67)%

                                 (1/) The Russell Mid Cap Growth Index is a
                                      capitalization-weighted index of the 800
                                      smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios. The index is a passive measure of equity market returns.
                                      It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

                                 (2/) Inception date of the Fund.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


Investment Advisory Fees..............   0.70%
Distribution (12b-1) Fees.............   None
Other Expenses........................   0.32%
TOTAL ANNUAL FUND OPERATING EXPENSES..   1.02%*
Less Fee Waivers......................   0.02%
NET ANNUAL FUND OPERATING EXPENSES....   1.00%**


----------

* The Administrative and Corporate Services Agent has contractually agreed under the administrative and corporate services agreement to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep total operating expenses of the Fund from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company, approves it at least annually.



** A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. After this reimbursement, expenses borne by investors in calendar (fiscal) year 2006 were 0.96% of net assets of the Fund.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year     $  102
3 Years    $  318
5 Years    $  552
10 Years   $1,225

INVESTMENT SUMMARY: MID CAP VALUE FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

SUB-ADVISER:                     Neuberger Berman Management Inc.

INVESTMENT OBJECTIVE:            The investment objective of the Fund is to
                                 achieve growth of capital.

INVESTMENT STRATEGY:             Under normal conditions, the Fund invests at
                                 least 80% of its net assets in equity
                                 securities of mid-cap companies. This policy
                                 may be changed without the vote of shareholders
                                 but shareholders will be given 60 days' advance
                                 notice of any change. Mid-cap companies have
                                 capitalization in the range of the Russell Mid
                                 Cap Index. In selecting individual securities,
                                 the Sub-Adviser seeks well-managed companies
                                 whose stock prices are under-valued. To
                                 identify these companies, the Sub-Adviser looks
                                 for strong business fundamentals, consistent
                                 cash flow, and a sound track record through all
                                 phases of the market cycle. The Sub-Adviser may
                                 also consider the company's position relative
                                 to competitors, a high level of stock ownership
                                 among management and a recent sharp decline in
                                 the stock price that appears to be the result
                                 of a short-term market over-reaction to
                                 negative news. The Sub-Adviser generally
                                 considers selling a stock when it reaches the
                                 Sub-Adviser's target price, when it fails to
                                 perform as expected, or when other
                                 opportunities appear more attractive. The
                                 Sub-Adviser seeks to reduce risk by
                                 diversifying among many companies and
                                 industries.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are willing to accept the
                                 risks and uncertainties of investing in mid-cap
                                 stocks in the hope of achieving above-average
                                 growth of capital. The Fund's value will change
                                 primarily with the changes in prices of the
                                 common stocks held by the Fund. The prices of
                                 common stocks will increase and decrease based
                                 on market conditions, specific industry
                                 conditions, and the conditions of individual
                                 companies that issued the common stocks. In
                                 general, common stocks are more volatile than
                                 other investments, such as fixed income
                                 securities. However, over the long term, common
                                 stocks have shown greater potential for capital
                                 appreciation. In addition to the general risks
                                 of common stocks, an investment in mid-cap
                                 stocks may entail special risks. In particular,
                                 these medium sized companies may have limited
                                 product lines, markets and financial resources,
                                 and may depend upon a relatively small
                                 management group. Therefore, the prices of
                                 mid-cap stocks may be more volatile than
                                 investments in larger, more established
                                 companies. Because of its "value" style of
                                 investing, the Fund could suffer losses or
                                 produce poor performance relative to other
                                 funds, even in a rising market, if the
                                 Sub-Adviser's assessment of a company's value
                                 or prospects for exceeding earnings
                                 expectations or market conditions is wrong. In
                                 addition, the Fund is subject to the risks that
                                 its principal market segment, medium
                                 capitalization value companies, may
                                 underperform compared to other market segments
                                 or the equity markets as a whole. As with
                                 investing in other securities whose prices
                                 increase and decrease in market value, you may
                                 lose money by investing in the Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 The bar chart and table demonstrate the
                                 variability of performance over time and
                                 provide an indication of the risks and
                                 volatility of an investment in the Fund. Past
                                 performance does not necessarily indicate how
                                 the Fund will perform in the future. This

                                 performance information does not include the impact of any charges deducted under your insurance contract. If it did, returns would be lower.

                                            For year ended December 31

                                             2001              -3.17%
                                             2002              -9.42%
                                             2003              36.84%
                                             2004              23.17%
                                             2005              12.33%
                                             2006              11.41%

                                           BEST QUARTER    WORST QUARTER
                                           ------------    -------------
                                              15.02%         (14.30)%
                                          (06/30/03) AND    (09/30/02)
                                            (12/31/03)

                                           AVERAGE ANNUAL TOTAL RETURN
                                      (FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                       RUSSELL
                                                            MID CAP    MID CAP
                                                             VALUE      VALUE
                                                              FUND    INDEX(1/)
                                                            -------   ---------
                                 1 Year..................    11.41%     20.22%
                                 5 Years.................    13.83%     15.88%
                                 Since May 1, 2000(2/)...    13.25%     14.82%

                                 (1/) The Russell Mid Cap Value Index measures
                                      the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

                                 (2/) Inception date of the Fund.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


Investment Advisory Fees..................................      0.55%
Distribution (12b-1) Fees.................................      None
Other Expenses............................................      0.29%
TOTAL ANNUAL FUND OPERATING EXPENSES......................      0.84%*


----------

* A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. After this reimbursement, expenses borne by investors in calendar (fiscal) year 2006 were 0.81% of net assets of the Fund.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:


1 Year     $   86
3 Years    $  268
5 Years    $  466
10 Years   $1,037

INVESTMENT SUMMARY: STRATEGIC VALUE FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

SUB-ADVISER:                     Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE:            The investment objective of the Fund is to
                                 achieve capital appreciation.

INVESTMENT STRATEGY:             Under normal conditions, the Fund invests its
                                 net assets primarily in equity securities of
                                 mid-cap companies with market capitalizations
                                 that generally fall within the market
                                 capitalization range of companies in the
                                 Russell Mid Cap Index, a widely used benchmark
                                 for mid-cap stock performance, as of its most
                                 recent reconstitution. Equity securities in
                                 which the Fund may invest include common
                                 stocks, convertible bonds, convertible
                                 preferred stocks and warrants. In selecting
                                 investments, the Sub-Adviser seeks well-managed
                                 companies whose stock prices are under-valued.
                                 Generally, the Sub-Adviser, using a value
                                 approach, tries to identify stocks of companies
                                 that have the potential for significant market
                                 appreciation, due to growing recognition of
                                 improvement in their financial results, or
                                 increasing anticipation of such improvement. To
                                 identify these companies, the Sub-Adviser looks
                                 for changes in economies and financial
                                 environment, new or improved products or
                                 services, new or rapidly expanding markets,
                                 changes in management or structure of the
                                 company, price increases for a company's
                                 products or services, improved efficiencies
                                 resulting from new technologies or changes in
                                 distribution and changes in government
                                 regulation, political climate or competitive
                                 condition.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are willing to accept the
                                 risks and uncertainties of investing in mid-cap
                                 stocks in the hope of achieving above-average
                                 growth of capital. The Fund's value will change
                                 primarily with the changes in prices of the
                                 common stocks held by the Fund. The prices of
                                 common stocks will increase and decrease based
                                 on market conditions, specific industry
                                 conditions, and the conditions of individual
                                 companies that issued the common stocks. In
                                 general, common stocks are more volatile than
                                 other investments, such as fixed income
                                 securities. However, over the long term, common
                                 stocks have shown greater potential for capital
                                 appreciation. In addition to the general risks
                                 of common stocks, an investment in mid-cap
                                 stocks may entail special risks. In particular,
                                 these medium sized companies may have limited
                                 product lines, markets and financial resources,
                                 and may depend upon a relatively small
                                 management group. Therefore, the prices of
                                 mid-cap stocks may be more volatile than
                                 investments in larger, more established
                                 companies. Because of its "value" style of
                                 investing, the Fund could suffer losses or
                                 produce poor performance relative to other
                                 funds, even in a rising market, if the
                                 Sub-Adviser's assessment of a company's value
                                 or prospects for exceeding earnings
                                 expectations or market conditions is wrong. In
                                 addition, the Fund is subject to the risks that
                                 its principal market segment, medium
                                 capitalization value companies, may
                                 underperform compared to other market segments
                                 or the equity markets as a whole. As with
                                 investing in other securities whose prices
                                 increase and decrease in market value, you may
                                 lose money by investing in the Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 The bar chart and table demonstrate the
                                 variability of performance over time and
                                 provide an indication of the risks and
                                 volatility of an investment in the Fund. Past
                                 performance does not necessarily indicate how
                                 the Fund will perform in the future. This
                                 performance information does not include the
                                 impact of any charges deducted under your
                                 insurance contract. If it did, returns would be
                                 lower.

                                            For year ended December 31

                                             2003              25.13%
                                             2004              24.25%
                                             2005               8.20%
                                             2006              12.23%

                                           BEST QUARTER   WORST QUARTER
                                           ------------   -------------
                                              15.52%         (7.96)%
                                            (06/30/03)     (03/31/03)

                                           AVERAGE ANNUAL TOTAL RETURN
                                      (FOR PERIODS ENDED DECEMBER 31, 2006)

                                                              STRATEGIC   RUSSELL MID CAP
                                                             VALUE FUND   VALUE INDEX(1/)
                                                             ----------   ---------------
                                 1 Year...................       12.23%          20.22%
                                 Since May 1, 2002(2/)....       10.86%          15.23%

                                 (1/) The Russell Mid Cap Value Index measures
                                      the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

                                 (2/) Inception date of the Fund.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

Investment Advisory Fees...............   0.72%
Distribution (12b-1) Fees..............   None
Other Expenses.........................   0.35%
TOTAL ANNUAL FUND OPERATING EXPENSES...   1.07%*

----------
* A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. After this reimbursement, expenses borne by investors in calendar (fiscal) year 2006 were 1.06% of net assets of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year     $  109
3 Years    $  340
5 Years    $  590
10 Years   $1,306

INVESTMENT SUMMARY: SMALL CAP GROWTH FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

SUB-ADVISER:                     Bjurman, Barry & Associates

INVESTMENT OBJECTIVE:            The investment objective of the Fund is capital
                                 appreciation.

INVESTMENT STRATEGY:             Under normal conditions, the Fund will invest
                                 at least 80% of its net assets in equity
                                 securities of small capitalization companies.
                                 This policy may be changed without the vote of
                                 shareholders but shareholders will be given 60
                                 days' advance notice of any change. For
                                 purposes of this policy, small capitalization
                                 companies have market capitalizations within
                                 the range of the Russell 2000 Growth Index. In
                                 selecting the Fund's investments, the
                                 Sub-Adviser seeks companies that have the
                                 potential, based on superior products or
                                 services, operating characteristics, and
                                 financial capabilities, for growth more rapid
                                 than the overall economy. The Sub-Adviser
                                 considers a company's rate of earnings growth
                                 and the quality of management, the return on
                                 equity, and the financial condition of the
                                 company. In addition to these factors, the
                                 Sub-Adviser focuses on companies that enjoy a
                                 competitive advantage in the marketplace. The
                                 Sub-Adviser's approach emphasizes companies in
                                 those sectors of the economy that are
                                 experiencing rapid growth. Due to its
                                 investment strategy, the Fund may buy and sell
                                 securities frequently, which may result in
                                 higher transaction costs and may lower fund
                                 performance.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are willing to accept the
                                 risks and uncertainties of investing in small
                                 cap growth companies in the hope of earning
                                 above-average capital appreciation. The Fund's
                                 value will change with changes in the prices of
                                 the investments held by the Fund. The prices of
                                 common stocks held by the Fund will increase
                                 and decrease based on market conditions,
                                 specific industry conditions, and the
                                 conditions of the individual companies that
                                 issued common stocks. In general, common stocks
                                 are more volatile than other investments, such
                                 as fixed income securities. However, over the
                                 long term, common stocks have shown greater
                                 potential for capital appreciation. In addition
                                 to the general risks of common stocks, an
                                 investment in small-cap stocks may entail
                                 special risks. Small-cap stocks may be more
                                 volatile and less liquid than investments in
                                 larger, more established companies. Smaller
                                 capitalization companies may have limited
                                 product lines, markets or financial resources
                                 and may depend on a limited management group.
                                 As a result, smaller capitalization companies
                                 may be more vulnerable to adverse business or
                                 market developments. In addition, the Fund is
                                 subject to the risk that its principal market
                                 segment, small capitalization small cap growth
                                 companies, may underperform compared to other
                                 market segments or the equity markets as a
                                 whole. As with investing in other securities
                                 whose prices increase and decrease in market
                                 value, you may lose money by investing in the
                                 Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 They represent the performance of the Fund's
                                 previous manager for the period prior to August
                                 1, 2004. Since August 1, 2004, Bjurman, Barry &
                                 Associates has been responsible for the Fund's
                                 day-to-day portfolio management. The bar chart
                                 and table demonstrate the variability of
                                 performance over time and provide an indication
                                 of the risks and volatility of an investment in
                                 the Fund. Past performance does not necessarily
                                 indicate how the Fund will perform in the
                                 future. This performance information does not
                                 include the impact of any charges deducted
                                 under your insurance contract. If it did,
                                 returns would be lower.

                                           For years ended December 31

                                             1998               35.70%
                                             1999              185.03%
                                             2000              -28.54%
                                             2001              -15.84%
                                             2002              -42.08%
                                             2003               47.51%
                                             2004                9.50%
                                             2005                6.27%
                                             2006               -1.23%

                                           BEST QUARTER   WORST QUARTER
                                           ------------   -------------
                                              76.17%        (30.68)%
                                            (12/31/99)      (09/30/01)

                                             AVERAGE ANNUAL TOTAL RETURN
                                       (FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                           RUSSELL
                                                            SMALL CAP    2000 GROWTH
                                                           GROWTH FUND    Index(1/)
                                                           -----------   -----------
                                 1 Year.................     (1.23)%       13.35%
                                 5 Years................     (0.36)%        6.93%
                                 Since May 1, 1997(2/)..     12.71%         6.39%

                                 (1/) The Russell 2000 Growth Index is a
                                      widely-recognized, capitalization-weighted
                                      index that measures the performance of the smallest 2,000 companies in the Russell
                                      3000 Index with higher growth rates and
                                      price-to-book ratios. The index is a
                                      passive measure of equity market returns.
                                      It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

                                 (2/) Inception date of the Fund.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

Investment Advisory Fees...............   0.73%
Distribution (12b-1) Fees..............   None
Other Expenses.........................   0.29%
TOTAL ANNUAL FUND OPERATING EXPENSES...   1.02%*

----------
* A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. This reimbursement had no material effect on the operating expenses of the Fund borne by investors in calendar (fiscal) year 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year     $  104
3 Years    $  325
5 Years    $  563
10 Years   $1,248

INVESTMENT SUMMARY: SMALL CAP VALUE FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

SUB-ADVISER:                     Goldman Sachs Asset Management, L.P.

INVESTMENT OBJECTIVE:            The investment objective of the Fund is to seek
                                 capital appreciation.

INVESTMENT STRATEGY:             Under normal circumstances, the Fund invests at
                                 least 80% of its net assets plus any borrowings
                                 for investment purposes (measured at time of
                                 purchase) ("Net Assets") in a diversified
                                 portfolio of equity investments in small-cap
                                 issuers with public stock market
                                 capitalizations (based upon shares available
                                 for trading on an unrestricted basis) within
                                 the range of the market capitalization of
                                 companies constituting the Russell 2000 Value
                                 Index at the time of investment. This policy
                                 may be changed without the vote of shareholders
                                 but shareholders will be given 60 days' advance
                                 notice of any change. If the market
                                 capitalization of a company held by the Fund
                                 moves outside this range, the Fund may, but is
                                 not required to, sell the securities. The
                                 Russell 2000 Value Index measures the
                                 performance of those Russell 2000 companies
                                 with lower price to book ratio and lower
                                 forecasted growth values. Through fundamental
                                 proprietary research the Fund will attempt to
                                 take advantage of what the Sub-Adviser believes
                                 to be well-positioned cash generating
                                 businesses run by shareholder-orientated
                                 managements. The Sub-Adviser will seek to buy
                                 these companies opportunistically at a price
                                 low enough to provide a healthy margin of
                                 safety. Under normal circumstances, the Fund's
                                 investment horizons for ownership of stocks
                                 will be two to three years.

                                 Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 15% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000 Value Index at the time of investment.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are willing to accept the
                                 risks and uncertainties of investing in
                                 small-cap stocks in the hope of earning
                                 above-average capital appreciation. The Fund's
                                 value will change primarily with changes in the
                                 prices of the stocks and other investments held
                                 by the Fund. The prices of common stocks will
                                 increase and decrease based on market
                                 conditions, specific industry conditions, and
                                 the conditions of the individual companies that
                                 issued the common stocks. In general, common
                                 stocks are more volatile than other
                                 investments, such as fixed income securities.
                                 However, over the long term, common stocks have
                                 shown greater potential for capital
                                 appreciation. Because of its "value" style of
                                 investing, the Fund could suffer losses or
                                 produce poor performance relative to other
                                 funds, even in a rising market, if the
                                 Sub-Adviser's assessment of a company's value
                                 or prospects for exceeding earnings
                                 expectations or market conditions is wrong.

                                 In addition to the general risks of common stocks, an investment in small-cap stocks may entail special risks. Small-cap stocks may be more volatile and less liquid than investments in larger, more established companies. Smaller capitalization companies may have limited product lines, markets or financial resources and may depend on a limited management group.
                                 As a result, smaller capitalization companies may be more vulnerable to adverse business or market developments. These risks are even greater for the micro-cap companies that the Fund may own.
                                 Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements. Micro-cap companies are even more vulnerable to adverse business and market developments.

                                 In addition to the general risks of common stocks, foreign investing involves the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. Further, in addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories.
                                 Securities traded in foreign markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets. Any investments made by the Fund in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. The Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuing company's home country. The Sub-Adviser may invest in certain instruments, such as forward currency exchange contracts and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will succeed in doing so. In certain markets, it may not be possible to hedge currency risk.

                                 The Fund's ability to achieve its goal will depend largely on the Sub-Adviser's skill in selecting the Fund's investments using its opportunistic approach. In addition, the Fund is subject to the risk that its principal market segment, small capitalization companies, may under perform compared to other market segments or the equity markets as a whole. As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 They represent the performance of the Fund's
                                 previous managers for the period prior to
                                 August 1, 2004. Since August 1, 2004, Goldman
                                 Sachs Asset Management, L.P. has been
                                 responsible for the Fund's day-to-day portfolio
                                 management. The bar chart and table demonstrate
                                 the variability of performance over time and
                                 provide an indication of the risks and
                                 volatility of an investment in the Fund. Past
                                 performance does not necessarily indicate how
                                 the Fund will perform in the future. This
                                 performance information does not include the
                                 impact of any charges deducted under your
                                 insurance contract. If it did, returns would be
                                 lower.

                                           For years ended December 31

                                             1997              23.02%
                                             1998              -9.16%
                                             1999              -1.33%
                                             2000              13.73%
                                             2001              16.75%
                                             2002             -16.76%
                                             2003              74.85%
                                             2004              14.88%
                                             2005               3.67%
                                             2006              17.43%

                                           BEST QUARTER   WORST QUARTER
                                           ------------   -------------
                                              31.40%        (28.29)%
                                            (06/30/03)     (09/30/02)

                                             AVERAGE ANNUAL TOTAL RETURN
                                       (FOR PERIODS ENDED DECEMBER 31, 2006)

                                              SMALL CAP VALUE    RUSSELL 2000
                                                    FUND       VALUE INDEX(1/)
                                              ---------------  ---------------
                                 1 Year....        17.43%           23.48%
                                 5 Years...        15.27%           15.37%
                                 10 Years..        11.54%           13.27%

                                 (1/) The Russell 2000 Value Index is a
                                      widely-recognized, capitalization-weighted
                                      index that measures the performance of the smallest 2,000 companies in the Russell
                                      3000 Index with lower forecasted growth
                                      values and lower price-to-book ratios. The index is a passive measure of equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

Investment Advisory Fees..............   0.85%
Distribution (12b-1) Fees.............   None
Other Expenses........................   0.29%
TOTAL ANNUAL FUND OPERATING EXPENSES..   1.14%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year                  $  116
3 Years                 $  362
5 Years                 $  628
10 Years                $1,386

INVESTMENT SUMMARY: INTERNATIONAL EQUITY FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

SUB-ADVISER:                     Vontobel Asset Management, Inc.

INVESTMENT OBJECTIVE:            The investment objective of the Fund is to
                                 achieve capital appreciation.

INVESTMENT STRATEGY:             Under normal conditions, the Fund invests at
                                 least 80% of its net assets in equity
                                 securities, such as common stocks, preferred
                                 stocks, convertible bonds, and warrants. This
                                 policy may be changed without the vote of
                                 shareholders but shareholders will be given 60
                                 days' advance notice of any change. The Fund
                                 will invest primarily in companies operating in
                                 the countries in Europe and the Pacific Basin.
                                 The countries include the eleven Euro-zone
                                 countries (France, Germany, Italy, Spain,
                                 Portugal, Finland, Ireland, Belgium, the
                                 Netherlands, Luxembourg and Austria), the
                                 United Kingdom, Denmark, Sweden, Switzerland,
                                 Norway, Japan, Hong Kong, Australia, New
                                 Zealand and Singapore. The Sub-Adviser employs
                                 bottom-up stock and business analysis to
                                 identify high-quality growth companies.
                                 Typically, these companies tend to be well
                                 managed with the following attributes:
                                 consistent operating histories and financial
                                 performance; favorable long-term economic
                                 prospects; free cash flow generation; and
                                 competent management that can be counted on to
                                 use cash flow wisely, and channel the reward
                                 from the business back to its shareholders. The
                                 Sub-Adviser's goal is to construct a portfolio
                                 of high-quality growth companies in the
                                 developed markets of Europe and the Pacific
                                 Basin. With approximately 40-60 stocks, the
                                 Fund seeks to be well diversified and will have
                                 investments in at least 10 countries and 5
                                 sectors at all times. The Fund may also invest
                                 in securities of companies in emerging and
                                 developing markets.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are willing to accept the
                                 risks and uncertainties of international
                                 investing in the hope of realizing capital
                                 appreciation while diversifying their
                                 investment portfolio. The Fund's value will
                                 change primarily with changes in the prices of
                                 the common stocks held by the Fund. The prices
                                 of common stocks held by the Fund will increase
                                 and decrease based on market conditions,
                                 specific industry conditions, and the
                                 conditions of the individual companies that
                                 issued the common stocks. In addition to the
                                 general risks of common stocks, foreign
                                 investing involves the risk that news and
                                 events unique to a country or region will
                                 affect those markets and their issuers. These
                                 same events will not necessarily have an effect
                                 on the U.S. economy or similar issuers located
                                 in the United States. Further, in addition to
                                 the typical risks that are associated with
                                 investing in foreign countries, companies in
                                 developing countries generally do not have
                                 lengthy operating histories. Securities traded
                                 in foreign markets may be subject to more
                                 substantial volatility and price fluctuations
                                 than securities traded in more developed
                                 markets. The Fund's investments in foreign
                                 countries generally will be denominated in
                                 foreign currencies. As a result, changes in the
                                 value of a country's currency compared to the
                                 U.S. dollar may affect the value of the Fund's
                                 investments. These changes may happen
                                 separately from and in response to events that
                                 do not otherwise affect the value of the
                                 security in the issuing company's home country.
                                 The Sub-Adviser may invest in certain
                                 instruments, such as forward currency exchange
                                 contracts and may use certain techniques such
                                 as hedging, to manage these risks. However, the
                                 Sub-Adviser cannot guarantee that it will
                                 succeed in doing so. In certain markets, it may
                                 not be possible to hedge currency risk. As with
                                 investing in other securities whose

                                 prices increase and decrease in market value, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 They demonstrate the variability of performance
                                 over time and provide an indication of the
                                 risks and volatility of an investment in the
                                 Fund. Past performance does not necessarily
                                 indicate how the Fund will perform in the
                                 future. This performance information does not
                                 include the impact of any charges deducted
                                 under your insurance contract. If it did,
                                 returns would be lower.

                                           For years ended December 31

                                            1997              10.41%
                                            1998              18.85%
                                            1999              45.78%
                                            2000             -18.67%
                                            2001             -28.12%
                                            2002              -9.94%
                                            2003              32.85%
                                            2004              30.01%
                                            2005              16.77%
                                            2006              30.34%

                                           BEST QUARTER   WORST QUARTER
                                           ------------   -------------
                                              32.31%        (18.69)%
                                            (12/31/99)     (03/31/01)

                                           AVERAGE ANNUAL TOTAL RETURN
                                      (FOR PERIODS ENDED DECEMBER 31, 2006)

                                              INTERNATIONAL   MSCI EAFE
                                               EQUITY FUND    INDEX(1/)
                                              -------------   ---------
                                 1 Year....       30.34%        26.86%
                                 5 Years...       18.81%        15.43%
                                 10 Years..       10.22%         8.06%

                                 (1/) The Morgan Stanley Capital International
                                      EAFE Index is an unmanaged index that is a widely recognized benchmark of international equity performance. The index is a passive measure of international equity market returns. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


Investment Advisory Fees..............   0.85%
Distribution (12b-1) Fees.............   None
Other Expenses........................   0.35%
TOTAL ANNUAL FUND OPERATING EXPENSES..   1.20%*


----------

* A portion of the brokerage expenses are recaptured by the Fund and used to pay operating expenses. After this reimbursement, expenses borne by investors in calendar (fiscal) year 2006 were 1.19% of net assets of the Fund.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:


1 Year     $  122
3 Years    $  381
5 Years    $  660
10 Years   $1,455

INVESTMENT SUMMARY: REIT FUND

INVESTMENT ADVISER:              Independence Capital Management, Inc.

SUB-ADVISER:                     Heitman Real Estate Securities LLC

INVESTMENT OBJECTIVE:            The investment objective of the Fund is to
                                 achieve a high total return consistent with
                                 reasonable investment risks.

INVESTMENT STRATEGY:             Under normal conditions, the Fund invests at
                                 least 80% of its net assets in equity
                                 securities of real estate investment trusts
                                 ("REITs"). This policy may be changed without
                                 the vote of shareholders but shareholders will
                                 be given 60 days' advance notice of any change.
                                 A REIT is a separately managed trust that makes
                                 investments in various real estate businesses.
                                 A REIT may invest in real estate such as
                                 shopping centers, office buildings, apartment
                                 complexes, hotels and casinos. In addition, the
                                 Fund may invest up to 20% of its total assets
                                 in equity securities of (i) companies not
                                 principally engaged in the real estate
                                 business, but which are engaged in businesses
                                 related to real estate, such as manufacturers
                                 and distributors of building supplies,
                                 financial institutions that make or service
                                 mortgages; and (ii) companies whose real estate
                                 assets are substantial relative to the
                                 companies' stock market valuations, such as
                                 retailers, railroads and paper and forest
                                 products companies. The Sub-Adviser seeks to
                                 buy securities that are selling at a discount
                                 to its underlying market value of the
                                 underlying real estate. The Sub-Adviser will
                                 re-evaluate and consider selling securities
                                 that become overvalued or no longer contain
                                 these fundamental characteristics. The Fund
                                 anticipates that approximately 10% to 15% of
                                 the REITs it holds may have operating histories
                                 of less than three years.

RISKS OF INVESTING:              An investment in the Fund may be appropriate
                                 for investors who are willing to accept the
                                 risks and uncertainties of real estate and real
                                 estate related investing in the hope of
                                 realizing capital appreciation while
                                 diversifying their investment portfolio. The
                                 prices of the securities held in the Fund will
                                 fluctuate. Price movements may occur because of
                                 changes in the financial markets, the company's
                                 individual situation or industry changes. These
                                 risks are greater for companies with small or
                                 medium market capitalizations because they tend
                                 to have more limited product lines, markets and
                                 financial resources and may be dependent on a
                                 smaller management group than larger, more
                                 established companies. REITs may expose the
                                 Fund to risks similar to those associated with
                                 direct investment in real estate. REITs are
                                 more dependent upon specialized management
                                 skills, have limited diversification and are,
                                 therefore, generally dependent on their ability
                                 to generate cash flow to make distributions to
                                 shareholders. The Fund is concentrated, which
                                 means compared to a non-concentrated fund, it
                                 invests a higher percentage of its assets in
                                 the real estate sector of the market. As a
                                 result, the economic, political and regulatory
                                 developments in that industry have a greater
                                 impact on the Fund's net asset value and will
                                 cause its shares to fluctuate more that if the
                                 Fund did not concentrate its investments.
                                 Although the Fund strives to achieve its goal,
                                 it cannot guarantee that the goal will be
                                 achieved. As with investing in other securities
                                 whose prices increase and decrease in market
                                 value, you may lose money by investing in the
                                 Fund.

PERFORMANCE INFORMATION:         The bar chart and table below show the
                                 performance of the Fund both year-by-year and
                                 as an average over different periods of time.
                                 They demonstrate the variability of performance
                                 over time and provide an indication of the
                                 risks and volatility of an investment in the
                                 Fund. Past performance does not necessarily
                                 indicate how the Fund will perform in the
                                 future. This performance information does not
                                 include the impact of any charges deducted
                                 under your insurance contract. If it did,
                                 returns would be lower.

                                            For year ended December 31
                                             2003              35.49%
                                             2004              35.53%
                                             2005              12.97%
                                             2006              32.41%

                                           BEST QUARTER   WORST QUARTER
                                           ------------   -------------
                                              16.34%         (6.98)%
                                            (12/31/04)      (03/31/05)

                                            AVERAGE ANNUAL TOTAL RETURN
                                       (FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                         DJ WILSHIRE REAL
                                                                        ESTATE SECURITIES
                                                            REIT FUND        INDEX(1/)
                                                            ---------   -----------------
                                 1 Year..................     32.41%          35.86%
                                 Since May 1, 2002(2/)...     22.08%          23.50%

                                 (1/) The DJ Wilshire Real Estate Securities
                                      Index is a broad, passive measure of the performance of publicly traded real estate securities, such as REITs. The index is capitalization-weighted. It does not factor in the costs of buying, selling and holding securities -- costs which are reflected in the Fund's returns.

                                 (2/) Inception date of the Fund.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information in this table and the Example that follows does not reflect charges and fees deducted under your insurance contract. These charges and fees will increase expenses.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


Investment Advisory Fees...............   0.70%
Distribution (12b-1) Fees..............   None
Other Expenses.........................   0.30%
TOTAL ANNUAL FUND OPERATING EXPENSES...   1.00%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:


1 Year     $  102
3 Years    $  318
5 Years    $  552
10 Years   $1,225

PENN SERIES FUNDS, INC.

ADDITIONAL INFORMATION

TEMPORARY INVESTING: When a Fund's Adviser or Sub-Adviser believes that changes in economic, financial or political conditions warrant, each Fund, except for the Index 500 Fund, may invest without limit in money market instruments and other short-term fixed income securities. When a Fund engages in such activities, it may not achieve its investment objective. If a Fund incorrectly predicts the effects of these changes, such defensive investments may adversely affect Fund performance.

INDEX 500 FUND: "S&P 500 Index" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index 500 Fund.

INVESTMENT OBJECTIVES OF THE FUNDS: Each Fund's investment objective may be changed by the Company's Board of Directors without the approval of shareholders.

MANAGEMENT

INVESTMENT ADVISER


INDEPENDENCE CAPITAL MANAGEMENT, INC. Independence Capital Management, Inc. ("ICMI") serves as investment adviser to each of the Funds. ICMI is a wholly-owned subsidiary of Penn Mutual, a life insurance company that has been in the insurance and investment business since the late 1800s. Penn Mutual and its subsidiaries currently have assets under management of over $58.6 billion. ICMI was organized in June 1989 and its offices are located at 600 Dresher Road, Horsham, Pennsylvania 19044 and Five Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087. As of December 31, 2006, ICMI serves as investment adviser for about $3.3 billion of investment assets.


ICMI provides day-to-day portfolio management services for the MONEY MARKET, LIMITED MATURITY BOND, and QUALITY BOND FUNDS.


Peter M. Sherman, President and Portfolio Manager of Independence Capital Management, Inc., is the lead manager for the Money Market, Limited Maturity Bond and Quality Bond Funds. He has served as portfolio manager of the Money Market and Quality Bond Funds since November 1992 and the Limited Maturity Bond Fund since its inception in May 2000. Mr. Sherman, with over 29 years of investment experience, also serves as Executive Vice President and Chief Investment Officer of The Penn Mutual Life Insurance Company.



Assisting Mr. Sherman with his portfolio management responsibilities are the following team members:



Joshua J. Myers, Vice President and Portfolio Manager of ICMI, oversees the Asset Backed, Commercial Mortgage Backed and Residential Mortgage Backed holdings. Mr. Myers, who also serves as Assistant Vice President of The Penn Mutual Life Insurance Company, has ten years of investment experience. Mr. Myers, who joined Penn Mutual in 2000, has been responsible for managing the structured products portfolio for the last six years; prior to that he spent one year as an assistant portfolio manager. Before joining Penn Mutual, Mr. Myers worked for Market Street Securities & Susquehanna Investment Group specializing in trading and analyzing equity derivatives.



John H. Donaldson, Vice President and Portfolio Manager of ICMI, oversees the corporate bond holdings. Mr. Donaldson, who has over thirty years of experience in the investment business, also serves as Assistant Vice President of The Penn Mutual Life Insurance Company, which he joined in November 2006. Prior to joining Penn Mutual, Mr. Donaldson worked for Logan Capital Management and 1838 Investment Advisors managing client portfolios.



Jennifer S. Ripper, Vice President and Portfolio Manager of ICMI, oversees the day-to-day management of the Asset Backed, Commercial Mortgage Backed and Residential Mortgage Backed holdings. Ms. Ripper, who also serves as Portfolio Manager of The Penn Mutual Life Insurance Company, has ten years of investment experience. Prior to joining Penn Mutual in 2005, Ms. Ripper worked at Radian Group as a portfolio manager.

PENN SERIES FUNDS, INC.


Christopher M. Beaulieu, Vice President and Assistant Portfolio Manager of ICMI, oversees the day-to-day management of the Money Market Fund as well as the corporate bond holdings. Mr. Beaulieu also serves as Assistant Portfolio Manager of The Penn Mutual Life Insurance Company, which he joined in March 2006. Prior to joining Penn Mutual, he was a trader at Citadel Investments on their Convertible Bond Arbitrage Team. Additionally, he spent time with both UBS and JP Morgan in Fixed Income Sales.



In addition, ICMI provides investment management services to the HIGH YIELD BOND, FLEXIBLY MANAGED, GROWTH STOCK, LARGE CAP VALUE, LARGE CAP GROWTH, INDEX 500, MID CAP GROWTH, MID CAP VALUE, STRATEGIC VALUE, SMALL CAP VALUE, SMALL CAP GROWTH, INTERNATIONAL EQUITY and REIT FUNDS through sub-advisers that are selected to manage the Funds.


MANAGER OF MANAGERS STRUCTURE. ICMI acts as "manager of manager" for the Funds. In this capacity, ICMI has hired sub-advisers to manage the assets of the HIGH YIELD BOND, FLEXIBLY MANAGED, GROWTH STOCK, LARGE CAP VALUE, LARGE CAP GROWTH, INDEX 500, MID CAP GROWTH, MID CAP VALUE, STRATEGIC VALUE, SMALL CAP VALUE, SMALL CAP GROWTH, INTERNATIONAL EQUITY and REIT FUNDS. ICMI remains responsible for the performance of these Funds, as it recommends hiring or changing sub-advisers to the Company's Board of Directors. Each sub-adviser makes investment decisions for the Fund it manages. ICMI oversees the sub-advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style.

Shareholders of the HIGH YIELD BOND, FLEXIBLY MANAGED, GROWTH STOCK, LARGE CAP VALUE, LARGE CAP GROWTH, SMALL CAP GROWTH, STRATEGIC VALUE, SMALL CAP VALUE, INTERNATIONAL EQUITY, INDEX 500, MID CAP GROWTH, MID CAP VALUE and REIT FUNDS have authorized ICMI, subject to the supervision and approval of the Company's Board of Directors, to hire and terminate sub-advisers without shareholder approval.

ICMI currently manages the assets of the MONEY MARKET, QUALITY BOND and LIMITED MATURITY BOND FUNDS. Shareholders of these Funds have also authorized ICMI, subject to the supervision and approval of the Company's Board of Directors, to hire sub-advisers without shareholder approval.

SUB-ADVISERS


T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price Associates, Inc. ("Price Associates") is sub-adviser to the FLEXIBLY MANAGED, HIGH YIELD BOND and GROWTH STOCK FUNDS. As sub-adviser, Price Associates provides day-to-day portfolio management services to the Funds. Price Associates was incorporated in 1947 as successor to the investment counseling firm founded by the late Mr. Thomas Rowe Price, Jr. in 1937. T. Rowe Price Group, Inc. owns 100% of the stock of Price Associates. Its corporate home office is located at 100 East Pratt Street, Baltimore, Maryland, 21202. Price Associates serves as investment adviser to a variety of individual and institutional investors accounts, including other mutual funds. As of December 31, 2006, Price Associates and its affiliates managed more than $334.7 billion of assets for individual and institutional investors, retirement plans and financial intermediaries.



Currently, David Giroux and Jeffrey Arricale serve as Co-Chairman of the Flexibly Managed Fund's Investment Advisory Committee. Effective on or about July 1, 2007, David Giroux will assume sole responsibility as the Chairman of the Fund's Investment Advisory Committee. Mr. Arricale will continue to contribute to the portfolio management of the Fund as a member of the Fund's Investment Advisory Committee.


Jeff Arricale is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager and Research Analyst in the Equity Division following life assurance, asset managers, and investment banks under the financial services industry. Jeff joined the firm in January 2001 after serving as a summer intern at T. Rowe Price in 2000, covering technology companies. Prior to this, Jeff was a Manager in the auditing division of KPMG LLP.

David Giroux is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager and Research Analyst in the Equity Division following the automotive, electrical equipment, industrial manufacturing and building materials/products industries. Prior to joining the firm in 1998, he worked as a Commercial Credit Analyst with Hillsdale National Bank.

PENN SERIES FUNDS, INC.

Mark J. Vaselkiv is Chairman of the Investment Advisory Committee for the High Yield Bond Fund. He is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management. Prior to joining the firm in 1988, Mark was employed as a Vice President, analyzing and trading high-yield debt securities for Shenkman Capital Management, Inc., New York, and a Private Placement Credit Analyst in the Capital Markets Group of Prudential Insurance Company. Mark earned a B.A. in Political Science from Wheaton College, Illinois, and an M.B.A. in finance from New York University.


Robert W. Smith is Chairman of the Investment Advisory Committee for the Growth Stock Fund. He is a Vice President of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price International, Inc. He is also a Portfolio Manager in the Equity Division. Bob joined the firm in 1992 as a Research Analyst and previously served for five years as an Investment Analyst for Massachusetts Financial Services. Bob earned a B.S. in Finance and Economics from the University of Delaware and an M.B.A. from the Darden Graduate School of Business, University of Virginia.



Effective on or about October 1, 2007, P. Robert Bartolo will become Chairman of the Investment Advisory Committee for the Growth Stock Fund. Mr. Bartolo currently serves as a member of the Growth Stock Fund's Investment Advisory Committee. Mr. Bartolo is a vice president of T. Rowe Price Group, Inc. and is an analyst in the Equity Division. Mr. Bartolo has nine years of investment experience, four of which have been at T. Rowe Price. He joined the firm in August 2002 after serving as a summer intern in 2001, analyzing satellite communications companies. Prior to this, Mr. Bartolo was director of finance for MGM Mirage, Inc. Mr. Bartolo earned a B.S. in Accounting from the University of Southern California and an M.B.A. from The Wharton School of the University of Pennsylvania. Mr. Bartolo is a Certified Public Accountant and has also earned the Chartered Financial Analyst accreditation.



LORD, ABBETT & CO. LLC. Lord, Abbett & Co. LLC ("Lord Abbett") is sub-adviser to the STRATEGIC VALUE and LARGE CAP VALUE FUNDS. As sub-adviser, Lord Abbett provides day-to-day portfolio management services to the Funds. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey, 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $112 billion in more than 55 mutual fund portfolios and other advisory accounts as of January 31, 2007.



Lord Abbett uses a team of investment managers and analysts acting together to manage the Strategic Value Fund's investments. Edward K. von der Linde heads the team and the other senior member of the team is Howard E. Hansen. Messrs. von der Linde and Hansen are primarily and jointly responsible for the day-to-day management of the Strategic Value Fund. Mr. von der Linde is a Partner and joined Lord Abbett in 1988. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995.



Lord Abbett uses a team of investment managers and analysts acting together to manage the Large Cap Value Fund's investments. Eli M. Salzmann and Sholom Dinsky head the team and have joint and primary responsibility for the day-to-day management of the Large Cap Value Fund. The other senior member of the team is Kenneth G. Fuller. Messrs. Salzmann and Dinsky are Partners of Lord Abbett. Messrs. Salzmann and Dinsky have been with Lord Abbett since 1997 and 2000, respectively. Mr. Fuller, Partner and Investment Manager - Large Cap Value, joined Lord Abbett in 2002 from Pioneer Investment Management, Inc., where he served as Portfolio Manager and Senior Vice President from 1999 to 2002.



ABN AMRO ASSET MANAGEMENT, INC. ABN AMRO Asset Management, Inc. ("ABN AMRO") is sub-adviser to the LARGE CAP GROWTH FUND. As sub-adviser, ABN AMRO provides day-to-day portfolio management services to the Fund. ABN AMRO is located at 161 North Clark Street, Chicago, IL 60601. ABN AMRO is an indirect and wholly-owned subsidiary of ABN AMRO Holding N.V. As of December 31, 2006, ABN AMRO and its affiliates had approximately $15 billion in assets under management. Richard S. Drake, CFA, is primarily responsible for the day-to-day management of the Fund. Steven G. Sherman, CFA, assists Richard with the management of the Fund.


Richard S. Drake, CFA, Senior Managing Director, Director of Equity Research, has been associated with ABN AMRO and its predecessors and/or affiliates since 1999 and previously from 1986-1994 as assistant vice president, senior investment analyst. Additional experience includes: Duff & Phelps Investment Management Company,

PENN SERIES FUNDS, INC.

senior vice president, portfolio manager; Society Asset Management, Keycorp, vice president, senior research investment officer.


Steven G. Sherman, CFA, Senior Portfolio Manager/Sector Analyst for Technology and Health Care, has been associated with ABN AMRO and its predecessors and/or affiliates since 2000. Previously, Mr. Sherman was an equity research associate at Duff & Phelps Investment Management Company.



HEITMAN REAL ESTATE SECURITIES LLC. Heitman Real Estate Securities LLC ("Heitman") is sub-adviser to the REIT FUND. As sub-adviser, Heitman provides day-to-day portfolio management services to the Fund. Heitman is located at 191 North Wacker Drive, Suite 2500, Chicago, Illinois, 60606. Heitman is a wholly-owned subsidiary of Heitman LLC, a limited liability company owned 50% by senior executives within the Heitman organization and 50% by Old Mutual (HFL) Inc., a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. Heitman has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1987. As of December 31, 2006, Heitman had approximately $5.079 billion in assets under management.



Timothy J. Pire and Larry S. Antonatos are equally and primarily responsible for the day-to-day management of the Fund. Timothy J. Pire, CFA, is Managing Director of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management.


Larry S. Antonatos is Executive Vice President of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through Fund management. Mr. Antonatos also oversees Heitman's trading positions.





WELLS CAPITAL MANAGEMENT INCORPORATED. Wells Capital Management Incorporated ("Wells") is sub-adviser to the INDEX 500 FUND. As sub-adviser, Wells provides day-to-day portfolio management services to the Fund. Wells is located at 525 Market Street, 10th Floor, San Francisco, California, 94105. Wells is a wholly-owned subsidiary of Wells Fargo Bank, N.A., which in turn is wholly-owned by Wells Fargo & Company, a diversified financial services company. As of December 31, 2006, Wells and its affiliates had approximately $189 billion in assets under management.


Gregory T. Genung, CFA, has primary responsibility for the day-to-day management of the Index 500 Fund. Mr. Genung is a Principal and Portfolio Manager at Wells and has been affiliated with Wells or its affiliates since 1994.


TURNER INVESTMENT PARTNERS, INC. Turner Investment Partners, Inc. ("Turner") is sub-adviser to the MID CAP GROWTH FUND. As sub-adviser, Turner provides investment management services to the Fund. Turner is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania, 19312. As of December 31, 2006, Turner had approximately $22.8 billion in assets under management.



Christopher McHugh, Jason Schrotberger, CFA, and Tara Hedlund, CFA and CPA, are primarily responsible for the day-to-day portfolio management of the Mid Cap Growth Fund. Mr. McHugh acts as the lead manager for the Fund and Mr. Schrotberger and Ms. Hedlund act as co-managers for the Fund. Mr. McHugh is Senior Equity Portfolio Manager of Turner and joined Turner in 1990. Mr. McHugh is Vice President and Senior Equity Portfolio Manager of Turner and joined Turner is 1990. Mr. Schrotberger is a Security Analyst/Portfolio Manager of Turner and joined Turner in 2001. Ms. Hedlund is a Security Analyst/Portfolio Manager of Turner and joined Turner in 2000.



NEUBERGER BERMAN MANAGEMENT INC. Neuberger Berman Management Inc. ("Neuberger Berman") is sub-adviser to the MID CAP VALUE FUND. As sub-adviser, Neuberger Berman provides investment management services to the Fund. Neuberger Berman is located at 605 Third Avenue, 2nd Floor, New York, New York, 10158. As of December 31, 2006, Neuberger Berman and its affiliates had approximately $126.9 billion in assets under management. Neuberger Berman is a wholly-owned subsidiary of Neuberger Berman Inc. and an indirect wholly-owned subsidiary of Lehman Brothers Holdings, Inc.


S. Basu Mullick is a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC. Mr. Mullick has managed the Fund since 2005 and has been a portfolio manager at Neuberger Berman since 1998.

PENN SERIES FUNDS, INC.


GOLDMAN SACHS ASSET MANAGEMENT, L.P. Goldman Sachs Asset Management, L.P. ("GSAM") is sub-adviser to the SMALL CAP VALUE FUND. As sub-adviser, GSAM provides day-to-day portfolio management services to the Fund. GSAM is located at 32 Old Slip, New York, New York 10005 and was registered as an investment adviser in 1990. GSAM is wholly-owned by The Goldman Sachs Group, Inc. GSAM serves as investment manager for a wide range of clients including pension funds, foundations and insurance companies and individual investors. GSAM, along with units of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), managed approximately $627.6 billion in assets as of December 31, 2006. GSAM's U.S. Value Team is responsible for the day-to-day management of the Fund.


Dolores Bamford, CFA, Managing Director and Portfolio Manager, is a portfolio manager for the US Value Team, where she has broad research responsibility across the value portfolios. Prior to her arrival at GSAM in 2002, Dolores was a Portfolio Manager at Putnam Investments for various products since 1992.

Scott Carroll, CFA, Vice President and Portfolio Manager, is a portfolio manager on the US Value Team, where he has broad research responsibilities across the value portfolios. Before joining GSAM in 2002, Scott spent over five years at Van Kampen Funds, where he had portfolio management and analyst responsibilities for a Growth and Income and Equity Income funds.

James (Chip) B. Otness, CFA, Managing Director and Portfolio Manager, is a portfolio manager on the US Value Team, where he oversees the portfolio construction and investment research for the firm's small cap value accounts. Chip joined GSAM in 2000.

Lisa Parisi, CFA, Managing Director and Portfolio Manager, is a portfolio manager on the US Value Team, where she has broad research responsibilities across the value strategies. Lisa joined GSAM in 2001. Previously, Lisa started a small cap value strategy for John A. Levin & Co. In addition, she was a managing director at Valenzuela Capital, where she developed a small cap value product and co-managed a mid cap value product.

Kelly Flynn, Vice President and Portfolio Manager, is a portfolio manager for the US Value Team, where he has broad research responsibilities across value the strategies. Prior to joining GSAM in 2002, Kelly spent 3 years at Lazard Asset Management as a portfolio manager for small cap/SMID cap value products.

Edward Perkin, Vice President and Portfolio Manager, is a portfolio manager on the US Value Team, where he has broad research responsibilities across the value strategies. Edward joined GSAM in 2002. Previously, Edward worked in research at Fidelity Investments and Gabelli Asset Management while attending business school. Prior to that, he worked as a Senior Research Analyst at Fiserv.

GSAM's portfolio managers, aided by research analysts, are organized by industry, focusing on a particular area of expertise. While the entire team debates investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides primarily with the portfolio manager responsible for that particular industry. James Otness, with over 30 years of investment experience, has oversight for the Small Cap Value Fund's portfolio composition at the stock and industry level.


BJURMAN, BARRY & ASSOCIATES. Bjurman, Barry & Associates ("BB&A") is sub-adviser to the SMALL CAP GROWTH FUND. As sub-adviser, BB&A provides day-to-day portfolio management services to the Fund. BB&A is located at 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, California 90067. As of December 31, 2006, BB&A managed more than $1.04 billion for individual and institutional clients.


Investment decisions for the Fund are made by BB&A's Investment Policy Committee. Management of the Fund is done on a team basis, with O. Thomas Barry, III, CFA, CIC, as the lead manager. Mr. Barry, Chief Investment Officer and Senior Executive Vice President of BB&A, joined the firm in 1978 after serving as Senior Investment Officer at Security Pacific National Bank. The Investment Policy Committee is comprised of BB&A's portfolio managers and analysts. While investment decisions are made on a team basis, individual portfolio managers are responsible for implementation and monitoring of the accounts assigned to them. The Investment Policy Committee consists of three principal members and two non-principal members: O. Thomas Barry III, CFA, CIC and Principal Member, G. Andrew Bjurman, CFA, CIC and Principal Member, Stephen W. Shipman, CFA and Principal Member, Patrick T. Bradford and Roberto P. Wu, CFA. Mr. Barry normally chairs all Investment Policy Committee meetings.

PENN SERIES FUNDS, INC.


A consensus amongst members is generally reached before any decisions are implemented which include final review and approval from the Principal members, although Mr. Barry retains ultimate authority on all investment decisions.


Mr. Bjurman, CFA, CIC, President and Chief Executive Officer is a founding member of BB&A. Mr. Shipman, CFA, Executive Vice President and Director of Research of BB&A, joined the firm in 1997 after serving as Chief Executive Officer for Spot Magic, Incorporated. Mr. Bradford, Assistant Vice President and Head Equity-Fixed Income Trader of BB&A, joined the firm in 1993. Mr. Wu, CFA and Senior Research Analyst of BB&A, joined the firm in 1997.


VONTOBEL ASSET MANAGEMENT, INC. Vontobel Asset Management, Inc. ("Vontobel") is sub-adviser to the INTERNATIONAL EQUITY FUND. As sub-adviser, Vontobel provides day-to-day portfolio services to the Fund. Vontobel is a wholly-owned subsidiary of Vontobel Holding AG, and an affiliate of Bank Vontobel AG, one of the largest private banks and brokerage firms in Switzerland. Its principal place of business is located at 450 Park Avenue, New York, New York, 10022. As of December 31, 2006, Vontobel managed assets of over $7 billion, a substantial part of which was invested outside of the United States. The Vontobel group of companies has investments in excess of $58 billion under management.


Rajiv Jain is responsible for the day-to-day investment management of the International Equity Fund. Mr. Jain is a Managing Director of Vontobel, having joined Vontobel in November of 1994 as an equity analyst and Associate Manager of Vontobel's global equity portfolios.

Additional information about each Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in each Fund (if any) is available in the Statement of Additional Information.

EXPENSES AND LIMITATIONS

The Funds bear all expenses of their operations other than those incurred by its investment adviser and sub-advisers under the investment advisory agreement and investment sub-advisory agreements and those incurred by Penn Mutual under its administrative and corporate services agreement. In particular, each Fund pays investment advisory fees, administrator's fees, shareholder servicing fees and expenses, custodian and accounting fees and expenses, legal and auditing fees, expenses of printing and mailing prospectuses and shareholder reports, registration fees and expenses, proxy and annual meeting expenses, and directors' fees and expenses.

The investment adviser, the investment sub-advisers and/or Penn Mutual have contractually agreed to waive fees or reimburse expenses to the extent a Fund's total expense ratio (excluding interest, taxes, brokerage, other expenses which are capitalized in accordance with accounting principles generally accepted in the United States, and extraordinary expenses, but including investment advisory and administrative and corporate services fees) exceeds the expense limitation for the Fund. The contractual expense limitations for the Funds are as follows:

        FUND            EXPENSE LIMITATION
        ----            ------------------
    Money Market               0.80%
Limited Maturity Bond          0.90%*
    Quality Bond               0.90%
   High Yield Bond             0.90%
  Flexibly Managed             1.00%
    Growth Stock               1.00%
  Large Cap Growth             1.00%
   Strategic Value             1.25%

        FUND           EXPENSE LIMITATION
        ----           ------------------
   Large Cap Value           1.00%
      Index 500              0.40%**
   Mid Cap Growth            1.00%
   Mid Cap Value             1.00%
  Small Cap Growth           1.15%
  Small Cap Value            1.15%
International Equity         1.50%
     REIT Fund               1.25%

PENN SERIES FUNDS, INC.

* Penn Mutual currently intends to voluntarily waive its administrative and corporate services fees and reimburse expenses so that the Limited Maturity Bond Fund's total expenses do not exceed 0.65%. Penn Mutual may change or eliminate all or part of this voluntary waiver at any time.

** Penn Mutual currently intends to voluntarily waive its administrative and corporate services fees and reimburse expenses so that the Index 500 Fund's total expenses do not exceed 0.35%. Penn Mutual may change or eliminate all or part of this voluntary waiver at any time.

All waivers of fees or reimbursements of expenses with respect to the Flexibly Managed and High Yield Bond Funds will be shared equally by the sub-adviser and Penn Mutual. For the Money Market, Quality Bond, Growth Stock, Large Cap Value and Small Cap Value Funds, the Adviser will waive fees with regard to the entirety of the first 0.10% of excess above the expense limitations; Penn Mutual will waive fees or reimburse expenses for the entirety of any additional excess above the first 0.10%. For the International Equity Fund, the sub-adviser will waive fees with regard to the entirety of the first 0.10% of excess above the expense limitations; Penn Mutual will waive fees or reimburse expenses for the entirety of any additional excess above the first 0.10%. For the Limited Maturity Bond, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Strategic Value and REIT Funds, Penn Mutual will waive fees or reimburse expenses for the entirety of any excess above the expense limitations.

Under Penn Mutual's administrative and corporate services agreement, to the extent Penn Mutual does not have an obligation to waive its fees or reimburse expenses of a Fund (e.g., the Fund is operating at or below its expense limitation), the Fund will reimburse Penn Mutual for amounts previously waived or reimbursed by Penn Mutual, if any, during the Fund's preceding three fiscal years. Penn Mutual, however, shall not be entitled to any reimbursement that would cause the Fund to exceed its expense limitation.


For the year ended December 31, 2006, each Fund paid ICMI a fee based on the average daily assets of the Fund, at the following annual rate: Money Market
Fund: 0.20%; Limited Maturity Bond Fund: 0.30%; Quality Bond Fund: 0.33%; High Yield Bond Fund: 0.50%; Flexibly Managed Fund: 0.60%; Growth Stock Fund 0.64%; Large Cap Value Fund: 0.60%; Large Cap Growth Fund: 0.55%; Index 500 Fund:
0.07%; Mid Cap Growth Fund: 0.70%; Mid Cap Value Fund: 0.55%; Strategic Value Fund 0.72%; Small Cap Growth Fund: 0.73%; Small Cap Value Fund: 0.85%; International Equity Fund: 0.85%; and REIT Fund: 0.70%. ICMI pays the sub-advisers out of the investment advisory fee it receives.



A discussion regarding the basis for the Board of Directors' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' June 30, 2006 Semi-Annual Report, which covers the period January 1, 2006 through June 30, 2006.


ACCOUNT POLICIES

PURCHASING AND SELLING FUND SHARES

Shares are offered on each day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The Funds offer their shares only to Penn Mutual and PIA for separate accounts they establish to fund variable life insurance and variable annuity contracts. Penn Mutual or PIA purchases or redeems shares of the Funds based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share ("NAV") next determined after receipt of the purchase order. NAV for one share is the value of that share's portion of all of the assets in a Fund. Each Fund (except for the Money Market Fund) determines its NAV as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The NAV of the Money Market Fund is calculated at Noon (Eastern Time) on each day that the NYSE is open.

PENN SERIES FUNDS, INC.

FREQUENT TRADING POLICIES & RISKS

The Funds presently are available only as investment options for certain variable annuity and variable life insurance contracts (collectively, the "variable contracts") issued by The Penn Mutual Life Insurance Company and its subsidiary, The Penn Insurance & Annuity Company (collectively, the "Insurance Company"). The Funds are intended for long-term investment through these variable contracts, and not as short-term trading vehicles. Accordingly, contract owners that use market timing investment strategies or make frequent transfers should not choose the Funds as investment options under their variable contracts.

The trading activity of individual contract owners generally is not known to the Funds because, on a daily basis, the Insurance Company aggregates the orders of its contract owners and submits net purchase or redemption orders to each Fund. As a result, the Funds' ability to monitor the purchase, redemption, and exchange transactions of contract owners is severely limited. Consequently, the Funds must rely on the Insurance Company, as the issuer and administrator of the variable contracts, to monitor contract owner transaction activity involving the Funds. Because the Funds are available only through variable contracts issued by the Insurance Company, and because the Funds rely on the Insurance Company to apply limitations on trading activity, the Company's Board of Directors has not adopted separate policies and procedures for the Funds with respect to frequent trading. However, because the Insurance Company serves as an administrator to the Funds, the Board has reviewed and approved the Insurance Company's policies and procedures regarding frequent trading by contract owners.

As required by those policies and procedures, the Insurance Company discourages frequent trading by monitoring contract owner trading activity and imposing transaction or order submission limitations on the variable contracts. However, despite its efforts, there is no guarantee that the Insurance Company will be able to identify individual contract owners who may be engaging in frequent trading in the Funds. In addition, legal and technological limitations and provisions of the variable contracts themselves may hinder the ability of the Insurance Company to curtail the frequent trading of certain contract owners. As a result, the Funds cannot assure that the Insurance Company will be able to prevent all instances of frequent trading of Fund shares. The Funds do, however, reserve the right to reject any purchase order at any time in their sole discretion.

If frequent trading does occur, it could adversely affect the Funds and their long-term shareholders. Frequent trading can reduce the long-term returns of a Fund by: increasing costs paid by the Fund (such as brokerage commissions); disrupting the Fund's portfolio management strategies; and requiring the Fund to maintain higher cash balances to meet redemption requests. Frequent trading also can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

With respect to a Fund that invests in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund's shares as compared to a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Fund's shares if the prices of the Fund's foreign securities do not reflect their fair value. The Company has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. Like all mutual funds that invest in foreign securities, the International Equity, Growth Stock, Flexibly Managed, Large Cap Value and Small Cap Value Funds may be susceptible to the risks described above because they may invest a portion of their assets in such securities.

In addition, a Fund that invests in small/mid cap securities or high yield debt securities ("junk bonds"), which often trade in lower volumes and may be less liquid, may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities. Like all mutual funds that invest in small/mid cap securities, the Small Cap Growth, Small Cap Value, Mid Cap Growth, Mid Cap Value, Strategic Value and REIT Funds may be susceptible to the risks described above

PENN SERIES FUNDS, INC.

because they invest in such securities. The Limited Maturity Bond, Quality Bond and High Yield Bond Funds invest in junk bonds and, therefore, they, like other mutual funds investing in such securities, also may be susceptible to the risks described above.

Please see the prospectuses of the relevant variable contracts for more information about the Insurance Company's frequent trading policies and procedures.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, the Funds (except for the Money Market Fund) generally value their portfolio securities at their market prices. If market prices are not readily available or they are determined to be unreliable, the Funds may determine fair value prices using methods approved by the Board of Directors. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Funds primarily value stocks of U.S. companies traded on U.S. exchanges at their market prices, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

With respect to any non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

The Money Market Fund values its assets by the amortized cost method, which approximates market value.

Fund portfolio securities that are listed on foreign exchanges may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

PORTFOLIO HOLDINGS INFORMATION

The Company makes available quarterly on Penn Mutual's website - www.pennmutal.com - a Quarterly Investment Update ("Quarterly Update"), which includes certain portfolio holdings information for each Fund. The Quarterly Update can be found by clicking on the "Investment Tracker" link on Penn Mutual's website and then the "Investment Options" link. The Quarterly Update includes each Fund's top ten holdings and, as applicable, information regarding a Fund's asset and sector allocation, property types, and/or bond quality. The Quarterly Update is made available five weeks after the end of each quarter and is publicly available to all persons. The Quarterly Update generally remains accessible at least until the Company files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the website information is current (expected to be at least three months). A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.

PENN SERIES FUNDS, INC.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their net investment income annually as dividends and make distributions of net realized capital gains, if any, at least annually except for distributions from the Money Market Fund which will be made monthly.

TAXES

Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. The Funds expect all net investment income and net realized capital gains of the Funds to be distributed at least annually and that the Funds will not pay federal income taxes. The Funds do not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. Net investment income and net realized capital gains that the Funds distribute are not currently taxable to owners of variable annuity or variable life insurance contracts when left to accumulate in the contracts or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the variable annuity or variable life insurance contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state, local and foreign income tax consequences applicable to your investment. MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS


The following tables are intended to help you understand the Funds' financial performance for the past five years, or, if shorter, the period of a Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information provided below for the periods ended December 31, 2006, December 31, 2005 and December 31, 2004 has been audited by KPMG LLP, independent registered public accounting firm. The information provided below for the periods ended December 31, 2003 and prior has been audited by another independent registered public accounting firm. KPMG LLP's report, along with each Fund's financial statements and related notes thereto, for each such period appear in the Funds' Statement of Additional Information. You can obtain the Statement of Additional Information at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the separate account or the related insurance contracts. Inclusion of these charges would reduce the total return figures for all periods shown.


MONEY MARKET FUND

For a share outstanding throughout the period


                                                                  YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------
                                                       2006      2005      2004      2003      2002
                                                     -------   -------   -------   -------   --------
Net asset value, beginning of period .............   $  1.00   $  1.00   $  1.00   $  1.00   $   1.00
                                                     -------   -------   -------   -------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ............................      0.05      0.03      0.01      0.01       0.02
                                                     -------   -------   -------   -------   --------
   Total from investment operations ..............      0.05      0.03      0.01      0.01       0.02
                                                     -------   -------   -------   -------   --------
LESS DISTRIBUTIONS:
Net investment income ............................     (0.05)    (0.03)    (0.01)    (0.01)     (0.02)
Net realized gains ...............................        --        --        --        --         --
                                                     -------   -------   -------   -------   --------
   Total distributions ...........................     (0.05)    (0.03)    (0.01)    (0.01)     (0.02)
                                                     -------   -------   -------   -------   --------
Net asset value, end of period ...................   $  1.00   $  1.00   $  1.00   $  1.00   $   1.00
                                                     =======   =======   =======   =======   ========
   Total return(1) ...............................      4.66%     2.81%     0.96%     0.86%      1.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........   $76,350   $72,885   $81,743   $99,949   $149,429
                                                     =======   =======   =======   =======   ========
Ratio of total expenses to average net assets ....      0.50%     0.50%     0.53%     0.50%      0.47%
                                                     =======   =======   =======   =======   ========
Ratio of net investment income (loss) to
   average net assets ............................      4.57%     2.74%     0.92%     0.89%      1.62%
                                                     =======   =======   =======   =======   ========


1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

LIMITED MATURITY BOND FUND
For a share outstanding throughout the period


                                                                 YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------------
                                                       2006      2005      2004      2003      2002
                                                     -------   -------   -------   -------   -------
Net asset value, beginning of period .............   $ 10.25   $ 10.45   $ 10.57   $ 10.70   $ 10.35
                                                     -------   -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ............................      0.45      0.37      0.37      0.43      0.24
Net realized and unrealized gain (loss) on
   investment transactions .......................      0.01     (0.15)    (0.12)    (0.12)     0.41
                                                     -------   -------   -------   -------   -------
   Total from investment operations ..............      0.46      0.22      0.25      0.31      0.65
                                                     -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
Net investment income ............................     (0.43)    (0.42)    (0.37)    (0.43)    (0.24)
Net realized gains ...............................        --        --        --     (0.01)    (0.06)
                                                     -------   -------   -------   -------   -------
   Total distributions ...........................     (0.43)    (0.42)    (0.37)    (0.44)    (0.30)
                                                     -------   -------   -------   -------   -------
Net asset value, end of period ...................   $ 10.28   $ 10.25   $ 10.45   $ 10.57   $ 10.70
                                                     =======   =======   =======   =======   =======
   Total  return (1) .............................      4.49%     2.14%     2.32%     2.90%     6.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........   $42,867   $60,979   $46,219   $43,545   $42,941
                                                     =======   =======   =======   =======   =======
Ratio of total expenses to average net assets ....      0.62%     0.61%     0.62%     0.60%     0.63%
                                                     =======   =======   =======   =======   =======
Ratio of net investment income (loss) to average
net assets .......................................      3.91%     3.42%     3.52%     3.62%     3.16%
                                                     =======   =======   =======   =======   =======
Portfolio turnover rate ..........................        78%      300%       35%       27%      224%
                                                     =======   =======   =======   =======   =======


1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

QUALITY BOND FUND

For a share outstanding throughout the period


                                                 YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------
                                   2006       2005       2004         2003       2002
                                 --------   --------   --------     --------   --------
Net asset value, beginning of
   period ....................   $  10.18   $  10.54   $  10.51     $  10.50   $  10.39
                                 --------   --------   --------     --------   --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income ........       0.46       0.40       0.45         0.48       0.42
Net realized and unrealized
   gain (loss) on
   investment transactions ...      (0.08)     (0.14)      0.03         0.16       0.13
                                 --------   --------   --------     --------   --------
   Total from investment
      operations .............       0.54       0.26       0.48         0.64       0.55
                                 --------   --------   --------     --------   --------
LESS DISTRIBUTIONS:
Net investment income ........      (0.41)     (0.45)     (0.45)       (0.48)     (0.42)
Net realized gains ...........         --      (0.17)        --(a)     (0.15)     (0.02)
                                 --------   --------   --------     --------   --------
   Total distributions .......     (0.41)      (0.62)     (0.45)       (0.63)     (0.44)
                                 --------   --------   --------     --------   --------
Net asset value, end of period   $  10.31   $  10.18   $  10.54     $  10.51   $  10.50
                                 ========   ========   ========     ========   ========
   Total return (1) ..........       5.25%      2.50%      4.59%        6.18%      5.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
   thousands) ................   $160,670   $161,265   $172,734     $172,099   $156,206
                                 ========   ========   ========     ========   ========
Ratio of total expenses to
   average net assets ........       0.61%      0.62%      0.62%        0.62%      0.62%
                                 ========   ========   ========     ========   ========
Ratio of net investment income
   (loss) to average
   net assets ................       4.43%      3.72%      4.07%        4.36%      4.19%
                                 ========   ========   ========     ========   ========
Portfolio turnover rate ......        139%       614%       230%         215%       499%
                                 ========   ========   ========     ========   ========


(a)  Distributions were less than one penny per share.

1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

HIGH YIELD BOND FUND

For a share outstanding throughout the period


                                              YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------
                                   2006       2005      2004      2003      2002
                                 --------   -------   -------   -------   -------
Net asset value, beginning of
   period ....................    $  7.59   $  7.91   $  7.70   $  6.78   $  7.25
                                  -------   -------   -------   -------   -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income ........       0.55      0.57      0.61      0.64      0.70
Net realized and unrealized
   gain (loss) on investment
   transactions ..............       0.20     (0.33)     0.21      0.92     (0.46)
                                  -------   -------   -------   -------   -------
   Total from investment
      operations .............       0.75      0.24      0.82      1.56      0.24
                                  -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
Net investment income ........      (0.46)    (0.56)    (0.61)    (0.64)    (0.71)
Net realized gains ...........         --        --        --        --        --
                                  -------   -------   -------   -------   -------
   Total distributions .......      (0.46)    (0.56)    (0.61)    (0.64)    (0.71)
                                  -------   -------   -------   -------   -------
Net asset value, end of period    $  7.88   $  7.59   $  7.91   $  7.70   $  6.78
                                  =======   =======   =======   =======   =======
   Total return (1) ..........       9.97%     3.11%    10.71%    23.13%     3.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (in thousands) ............    $88,203   $85,520   $85,957   $82,316   $63,212
                                  =======   =======   =======   =======   =======
Ratio of total expenses to
   average net assets ........       0.85%     0.86%     0.86%     0.86%     0.83%
                                  =======   =======   =======   =======   =======
Ratio of net investment income
   (loss) to average
   net assets ................       6.91%     7.01%     7.35%     8.55%     9.29%
                                  =======   =======   =======   =======   =======
Portfolio turnover rate ......         65%       64%       68%       88%      80%
                                  =======   =======   =======   =======   =======


1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

FLEXIBLY MANAGED FUND

For a share outstanding throughout the period


                                                   YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------
                                     2006         2005        2004       2003       2002
                                  ----------   ----------   --------   --------   --------
Net asset value, beginning of
   period .....................   $    25.59   $    25.96   $  23.64   $  18.75   $  20.03
                                  ----------   ----------   --------   --------   --------

INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income .........         0.54         0.40       0.47       0.42       0.56
Net realized and unrealized
   gain (loss)
  on investment transactions ..         3.33         1.65       3.83       5.17      (0.39)
                                  ----------   ----------   --------   --------   --------
   Total from investment
      operations ..............         3.87         2.05       4.30       5.59       0.17
                                  ----------   ----------   --------   --------   --------
LESS DISTRIBUTIONS:
Net investment income .........        (0.44)       (0.40)     (0.47)     (0.42)     (0.56)
Net realized gains ............        (3.90)       (2.02)     (1.51)     (0.28)     (0.89)
                                  ----------   ----------   --------   --------   --------
   Total distributions ........        (4.34)       (2.42)     (1.98)     (0.70)     (1.45)
                                  ----------   ----------   --------   --------   --------
Net asset value, end
   of period ..................   $    25.12   $    25.59   $  25.96   $  23.64   $  18.75
                                  ==========   ==========   ========   ========   ========
   Total return (1) ...........        15.37%        7.84%     18.58%     29.92%      0.87% (a)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
   thousands) .................   $1,330,977   $1,080,197   $929,480   $705,627   $526,569
                                  ==========   ==========   ========   ========   ========
Ratio of net expenses to
   average net assets .........         0.83%        0.84%      0.85%      0.86%      0.85%
                                  ==========   ==========   ========   ========   ========
Ratio  of  total  expenses  to
   average  net assets.........         0.84%        0.84%      0.85%      0.86%      0.85%
                                  ==========   ==========   ========   ========   ========
Ratio of net investment income
   (loss) to average net
   assets......................         2.16%        1.56%      2.02%      2.11%      2.71% (a)
                                  ==========   ==========   ========   ========   ========
Portfolio turnover rate .......           57%          30%        22%        25%        31%
                                  ==========   ==========   ========   ========   ========


(a) The presented total return and ratio of net investment income to average net assets are inclusive of payments made by affiliates on investment transactions. Before consideration of such payments, the total return would have been 0.77% and the ratio of net investment income to average net assets would have been 2.62%, for the year ended December 31, 2002.

1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUND, INC
FINANCIAL HIGHLIGHTS

GROWTH STOCK FUND
For a share outstanding throughout the period


                                               YEAR ENDED DECEMBER 31,
                                 --------------------------------------------------
                                   2006       2005      2004*      2003      2002
                                 --------   --------   -------   -------   --------
Net asset value, beginning
   of period .................   $  13.02   $  12.28   $ 11.02   $  9.81   $  15.07
                                 --------   --------   -------   -------   --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income
   (loss) ....................       0.05       0.02      0.05        --      (0.03)
Net realized and unrealized
   gain (loss) on investment
   transactions ..............       1.64       0.73      1.26      1.21      (5.23)
                                 --------   --------   -------   -------   --------
   Total from investment
      operations .............       1.69       0.75      1.31      1.21      (5.26)
                                 --------   --------   -------   -------   --------
LESS DISTRIBUTIONS:
Net investment income ........      (0.03)     (0.01)       --        --         --
Net realized gains ...........         --         --     (0.05)       --         --
                                 --------   --------   -------   -------   --------
   Total distributions .......      (0.03)     (0.01)    (0.05)       --         --
                                 --------   --------   -------   -------   --------
Net asset value, end of
   period ....................   $  14.68   $  13.02   $ 12.28   $ 11.02   $   9.81
                                 --------   --------   -------   -------   --------
   Total return (1) ..........      13.01%      6.14%    11.90%    12.36%    (34.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (in thousands) ............   $132,371   $107,195   $95,242   $97,751   $102,418
                                 ========   ========   =======   =======   ========
Ratio of net expenses to
   average net assets ........       0.96%      0.98%     0.97%     0.97%      0.92%
                                 ========   ========   =======   =======   ========
Ratio of total expenses to
   average net assets ........       0.97%      0.98%     0.97%     0.97%      0.93%
                                 ========   ========   =======   =======   ========
Ratio of net investment
   income (loss) to average
   net assets ................       0.40%      0.15%     0.47%     0.02%     (0.21)%
                                 ========   ========   =======   =======   ========
Portfolio turnover rate ......         43%        44%      185%      578%       774%


*    Prior to August 1, 2004, the Growth Stock Fund was named Growth Equity
     Fund.

1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUND, INC.
FINANCIAL HIGHLIGHTS

LARGE CAP VALUE FUND
For a share outstanding throughout the period


                                                YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------------
                                   2006       2005       2004       2003       2002
                                 --------   --------   --------   --------   --------
Net asset value, beginning
   of period .................   $  17.56   $  18.45   $  17.59   $  13.97   $  16.97
                                 --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income ........       0.27       0.23       0.26       0.25       0.25
Net realized and
   unrealized gain (loss)
   on investment
   transactions ..............       2.93       0.33       1.98       3.62      (2.80)
                                 --------   --------   --------   --------   --------
   Total from investment
      operations .............       3.20       0.56       2.24       3.87      (2.55)
                                 --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Net investment income ........      (0.21)     (0.21)     (0.26)     (0.25)     (0.24)
Net realized gains ...........      (0.95)     (1.24)     (1.12)        --      (0.21)
                                 --------   --------   --------   --------   --------
   Total distributions .......      (1.16)     (1.45)     (1.38)     (0.25)     (0.45)
                                 --------   --------   --------   --------   --------
Net asset value,
   end of period .............   $  19.60   $  17.56   $  18.45   $  17.59   $  13.97
                                 ========   ========   ========   ========   ========
   Total return (1) ..........      18.27%      3.00%     12.85%     27.76%    (14.96)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (in thousands) ............   $234,269   $215,319   $224,481   $227,906   $188,246
                                 ========   ========   ========   ========   ========
Ratio of net expenses to
   average net assets ........       0.87%      0.88%      0.89%      0.90%      0.88%
                                 ========   ========   ========   ========   ========
Ratio of total expenses to
   average net assets ........       0.88%      0.89%      0.89%      0.90%      0.88%
                                 ========   ========   ========   ========   ========
Ratio of net  investment
   income (loss) to
   average net assets ........       1.37%      1.15%      1.38%      1.62%      1.51%
                                 ========   ========   ========   ========   ========
Portfolio turnover rate ......         45%        45%       105%        40%        38%
                                 ========   ========   ========   ========   ========


1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND
For a share outstanding throughout the period


                                       YEAR OR PERIOD ENDED DECEMBER 31,
                                 -----------------------------------------------
                                   2006      2005      2004      2003     2002*
                                 -------   -------   -------   -------   -------
Net asset value,
   beginning of period .......   $ 10.79   $ 10.76   $ 10.53   $  8.41   $ 10.00
                                 -------   -------   -------   -------   -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment
   income (loss) .............      0.04      0.02      0.06      0.03      0.03
Net realized and unrealized
   gain (loss) on
   investment transactions ...      0.36      0.11      0.85      2.12     (1.59)
                                 -------   -------   -------   -------   -------
   Total from investment
      operations .............      0.40      0.13      0.91      2.15     (1.56)
                                 -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
Net investment income ........     (0.03)    (0.02)    (0.06)    (0.03)    (0.03)
Net realized gains ...........     (0.11)    (0.08)    (0.62)       --        --
                                 -------   -------   -------   -------   -------
   Total distributions .......     (0.14)    (0.10)    (0.68)    (0.03)    (0.03)
                                 -------   -------   -------   -------   -------
Net asset value,
   end of period .............   $ 11.05   $ 10.79   $ 10.76   $ 10.53   $  8.41
                                 =======   =======   =======   =======   =======
   Total return (1) ..........      3.70%     1.20%     8.66%    25.61%   15.60%#

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
   period (in thousands) .....   $29,982   $27,247   $24,072   $16,099   $ 5,090
                                 =======   =======   =======   =======   =======
Ratio of net expenses to
   average net assets ........      0.86%     0.89%     0.96%     1.00%     0.98%(a)
                                 =======   =======   =======   =======   =======
Ratio of total expenses to
   average net assets ........      0.88%     0.89%     0.96%     1.27%     2.11%(a)
                                 =======   =======   =======   =======   =======
Ratio of net investment
   income (loss) to
   average net assets ........      0.35%     0.19%     0.59%     0.51%     0.70%(a)
                                 =======   =======   =======   =======   =======
Portfolio turnover rate ......        38%       21%      114%       28%       35%
                                 =======   =======   =======   =======   =======


* For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

(a)  Annualized.

#    Not annualized.

1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

INDEX 500 FUND
For a share outstanding throughout the period


                                                YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------------
                                   2006       2005       2004       2003       2002
                                 --------   --------   --------   --------   --------
Net asset value, beginning of
   period ....................   $   8.58   $   8.34   $   7.67   $   6.05   $   7.90
                                 --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income ........       0.15       0.14       0.13       0.10       0.09
Net realized and  unrealized
   gain (loss) on investment
   transactions ..............       1.17       0.24       0.67       1.62      (1.85)
                                 --------   --------   --------   --------   --------
   Total from investment
      operations .............       1.32       0.38       0.80       1.72      (1.76)
                                 --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Net investment income ........      (0.12)     (0.14)     (0.13)     (0.10)     (0.09)
                                 --------   --------   --------   --------   --------
Net realized gains ...........         --         --         --         --         --
                                 --------   --------   --------   --------   --------
   Total distributions .......      (0.12)     (0.14)     (0.13)     (0.10)     (0.09)
                                 --------   --------   --------   --------   --------
Net asset value, end of
   period ....................   $   9.78   $   8.58   $   8.34   $   7.67   $   6.05
                                 ========   ========   ========   ========   ========
   Total return (1) ..........      15.37%      4.48%     10.47%     28.41%    (22.28)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (in thousands) ............   $250,174   $234,122   $257,637   $234,020   $174,429
                                 ========   ========   ========   ========   ========
Ratio of net expenses to
   average net assets ........       0.35%      0.35%      0.29%      0.25%      0.25%
                                 ========   ========   ========   ========   ========
Ratio of total expenses to
   average net assets ........       0.37%      0.37%      0.37%      0.38%      0.36%
                                 ========   ========   ========   ========   ========
Ratio of net investment income
   (loss) to average net
   assets ....................       1.61%      1.52%      1.70%      1.47%      1.35%
                                 ========   ========   ========   ========   ========
Portfolio turnover rate ......          6%         5%         1%         1%         3%
                                 ========   ========   ========   ========   ========


1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

MID CAP GROWTH FUND
For a share outstanding throughout the period


                                                YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------------
                                   2006       2005       2004       2003       2002
                                 --------   --------   --------   --------   --------
Net asset value, beginning of
   period ....................    $  7.93    $  7.05    $  6.33    $  4.24    $  6.29
                                  -------    -------    -------    -------    -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income
   (loss) ....................      (0.01)     (0.03)     (0.04)     (0.03)     (0.03)
Net realized and unrealized
   gain (loss) on investment
   transactions ..............       0.55       0.91       0.76       2.12      (2.02)
                                  -------    -------    -------    -------    -------
   Total from investment
      operations .............       0.54       0.88       0.72       2.09      (2.05)
                                  -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Net investment income ........         --         --         --         --         --
Net realized gains ...........         --         --         --         --         --
                                  -------    -------    -------    -------    -------
Net asset value, end of
   period ....................    $  8.47    $  7.93    $  7.05    $  6.33    $  4.24
                                  =======    =======    =======    =======    =======
   Total return (1) ..........       6.81%     12.48%     11.37%     49.29%    (32.59)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
   thousands) ................    $85,414    $81,174    $70,793    $65,052    $34,424
                                  =======    =======    =======    =======    =======
Ratio of net expenses to
   average net assets ........       0.96%      1.00%      1.00%      1.00%      0.99%
                                  =======    =======    =======    =======    =======
Ratio of total expenses to
   average net assets ........       1.02%      1.02%      1.03%      1.05%      1.05%
                                  =======    =======    =======    =======    =======
Ratio of net investment income
   (loss) to average net
   assets ....................      (0.09)%    (0.43)%    (0.56)%    (0.59)%    (0.57)%
                                  =======    =======    =======    =======    =======
Portfolio turnover rate ......        153%       156%       169%       154%       230%
                                  =======    =======    =======    =======    =======


1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

MID CAP VALUE FUND
For a share outstanding throughout the period


                                                YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------------
                                   2006       2005       2004       2003       2002
                                 --------   --------   --------   --------   --------
Net asset value, beginning of
   period ....................   $  12.97   $  13.77    $ 13.05    $  9.75    $ 10.83
                                 --------   --------    -------    -------    -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income ........       0.11       0.09       0.05       0.04       0.06
Net realized and unrealized
   gain (loss) on investment
   transactions ..............       1.36       1.63       2.88       3.55      (1.08)
                                 --------   --------    -------    -------    -------
   Total from investment
      operations .............       1.47       1.72       2.93       3.59      (1.02)
                                 --------   --------    -------    -------    -------
LESS DISTRIBUTIONS:
Net investment income ........      (0.09)     (0.09)     (0.05)     (0.04)     (0.06)
Net realized gains ...........      (0.76)     (2.43)     (2.16)     (0.25)        --
                                 --------   --------    -------    -------    -------
   Total distributions .......      (0.85)     (2.52)     (2.21)     (0.29)     (0.06)
                                 --------   --------    -------    -------    -------
Net asset value, end of
   period ....................   $  13.59   $  12.97    $ 13.77    $ 13.05    $  9.75
                                 ========   ========    =======    =======    =======
   Total return (1) ..........      11.41%     12.33%     23.17%     36.84%     (9.42)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
   thousands) ................   $125,362   $112,301    $98,448    $81,042    $58,330
                                 ========   ========    =======    =======    =======
Ratio of net expenses to
   average net assets ........       0.81%      0.85%      0.86%      0.86%      0.85%
                                 ========   ========    =======    =======    =======
Ratio of total expenses to
   average net assets ........       0.84%      0.85%      0.86%      0.86%      0.85%
                                 ========   ========    =======    =======    =======
Ratio of net investment income
   (loss) to average net
   assets ....................       0.82%      0.67%      0.40%      0.39%      0.55%
                                 ========   ========    =======    =======    =======
Portfolio turnover rate ......         62%       100%        68%        64%        91%
                                 ========   ========    =======    =======    =======


1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

STRATEGIC VALUE FUND
For a share outstanding throughout the period


                                                          YEAR OR PERIOD ENDED DECEMBER 31,
                                                   -----------------------------------------------
                                                     2006      2005      2004      2003     2002*
                                                   -------   -------   -------   -------   -------
Net asset value, beginning of period ...........   $ 13.15   $ 12.91   $ 10.57   $  8.54   $ 10.00
                                                   -------   -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................      0.08      0.07      0.05      0.07      0.03
Net realized and unrealized gain (loss) on
   investment transactions .....................      1.48      1.00      2.51      2.07     (1.46)
                                                   -------   -------   -------   -------   -------
   Total from investment operations ............      1.56      1.07      2.56      2.14     (1.43)
                                                   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
Net investment income ..........................     (0.06)    (0.06)    (0.05)    (0.07)    (0.03)
Net realized gains .............................     (1.42)    (0.77)    (0.17)    (0.04)       --
                                                   -------   -------   -------   -------   -------
   Total distributions .........................     (1.48)    (0.83)    (0.22)    (0.11)    (0.03)
                                                   -------   -------   -------   -------   -------
Net asset value, end of period .................   $ 13.23   $ 13.15   $ 12.91   $ 10.57   $  8.54
                                                   =======   =======   =======   =======   =======
   Total return (1) ............................     12.23%     8.20%    24.25%    25.13%   (14.25)%#
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .......   $43,616   $45,096   $30,485   $16,025   $ 7,417
                                                   =======   =======   =======   =======   =======
Ratio of net expenses to average net assets ....      1.06%     1.07%     1.14%     1.25%     1.24%(a)
                                                   =======   =======   =======   =======   =======
Ratio of total expenses to average net assets ..      1.07%     1.07%     1.14%     1.26%     2.24%(a)
                                                   =======   =======   =======   =======   =======
Ratio of net investment income (loss) to
   average net assets ..........................      0.56%     0.58%     0.47%     0.54%     0.82%(a)
                                                   =======   =======   =======   =======   =======
Portfolio turnover rate ........................        28%       25%       18%       17%       21%
                                                   =======   =======   =======   =======   =======


* For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

(a)  Annualized.

#    Not annualized.

1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND
For a share outstanding throughout the period


                                                                   YEAR ENDED DECEMBER 31,
                                                   -------------------------------------------------------
                                                     2006        2005        2004*       2003        2002
                                                   --------    --------    --------    --------    -------
Net asset value, beginning of period ...........   $  20.34    $  19.14    $  17.48    $  11.85    $ 20.46
                                                   --------    --------    --------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................      (0.06)      (0.13)      (0.16)      (0.13)     (0.14)
Net realized and unrealized gain (loss) on
   investment transactions .....................      (0.19)       1.33        1.82        5.76      (8.47)
                                                   --------    --------    --------    --------    -------
   Total from investment operations ............      (0.25)       1.20        1.66        5.63      (8.61)
                                                   --------    --------    --------    --------    -------
LESS DISTRIBUTIONS:
Net realized gains .............................         --          --          --          --         --
Return of capital ..............................         --          --          --          --         --
                                                   --------    --------    --------    --------    -------
   Total distributions .........................         --          --          --          --         --
                                                   --------    --------    --------    --------    -------
Net asset value, end of period .................   $  20.09    $  20.34    $  19.14    $  17.48    $ 11.85
                                                   ========    ========    ========    ========    =======
   Total return (1) ............................      (1.23%)      6.27%       9.50%      47.51%    (42.08%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .......   $106,380    $111,029    $113,579    $111,360    $74,681
                                                   ========    ========    ========    ========    =======
Ratio of net expenses to average net assets ....       1.02%       1.02%       1.06%       1.09%      1.05%
                                                   ========    ========    ========    ========    =======
Ratio of total expenses to average net assets ..       1.02%       1.02%       1.06%       1.09%      1.06%
                                                   ========    ========    ========    ========    =======
Ratio of net investment income (loss) to
   average net assets ..........................      (0.27)%     (0.67)%     (0.87)%     (0.94)%    (0.87)%
                                                   ========    ========    ========    ========    =======
Portfolio turnover rate ........................        126%        137%        195%        191%       164%
                                                   ========    ========    ========    ========    =======


*    Prior to August 1, 2004, the Small Cap Growth was named Emerging Growth
     Fund.

1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

SMALL CAP VALUE FUND
For a share outstanding throughout the period


                                                                  YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------
                                                     2006       2005       2004       2003        2002
                                                   --------   --------   --------   --------    -------
Net asset value, beginning of period ...........   $  16.37   $  16.95   $  18.20   $  11.00    $ 14.38
                                                   --------   --------   --------   --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................       0.05       0.07       0.01      (0.08)     (0.05)
Net realized and unrealized gain (loss) on
   investment transactions .....................       2.77       0.56       2.55       8.29      (2.37)
                                                   --------   --------   --------   --------    -------
   Total from investment operations ............       2.82       0.63       2.56       8.21      (2.42)
                                                   --------   --------   --------   --------    -------
LESS DISTRIBUTIONS:
Net investment income ..........................      (0.05)     (0.07)     (0.01)        --         --
Net realized gains .............................      (1.44)     (1.14)     (3.80)     (1.01)     (0.96)
                                                   --------   --------   --------   --------    -------
   Total distributions .........................      (1.49)     (1.21)     (3.81)     (1.01)     (0.96)
                                                   --------   --------   --------   --------    -------
Net asset value, end of period .................   $  17.70   $  16.37   $  16.95   $  18.20    $ 11.00
                                                   ========   ========   ========   ========    =======
   Total return (1) ............................      17.43%      3.67%     14.88%     74.85%    (16.76)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .......   $182,142   $156,605   $165,714   $148,700    $77,491
                                                   ========   ========   ========   ========    =======
Ratio of net expenses to average net assets ....       1.14%      1.14%      1.15%      1.15%      1.15%
                                                   ========   ========   ========   ========    =======
Ratio of total expenses to average net assets ..       1.14%      1.14%      1.17%      1.19%      1.16%
                                                   ========   ========   ========   ========    =======
Ratio of net investment income (loss) to
   average net assets ..........................       0.28%      0.40%      0.08%     (0.61)%    (0.38)%
                                                   ========   ========   ========   ========    =======
Portfolio turnover rate ........................         59%        46%       142%        61%        54%
                                                   ========   ========   ========   ========    =======


1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY FUND
For a share outstanding throughout the period


                                                                             YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                                2006       2005       2004       2003       2002
                                                              --------   --------   --------   --------   --------
Net asset value, beginning of period ......................   $  20.91   $  17.98   $  13.91   $  10.53   $  11.71
                                                              --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .....................................       0.28       0.15       0.24       0.19       0.15
Net realized and unrealized gain (loss) on investments
   and foreign currency related transactions ..............       5.98       2.86       3.92       3.27      (1.31)
                                                              --------   --------   --------   --------   --------
   Total from investment operations .......................       6.26       3.01       4.16       3.46      (1.16)
                                                              --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
Net investment income .....................................      (0.38)     (0.08)     (0.09)     (0.08)     (0.02)
Net realized gains ........................................      (2.52)        --         --         --         --
                                                              --------   --------   --------   --------   --------
   Total distributions ....................................      (2.90)     (0.08)     (0.09)     (0.08)     (0.02)
                                                              --------   --------   --------   --------   --------
Net asset value, end of period ............................   $  24.27   $  20.91   $  17.98   $  13.91   $  10.53
                                                              ========   ========   ========   ========   ========
   Total return (1) .......................................      30.34%     16.77%     30.01%     32.85%     (9.94)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ..................   $294,499   $200,947   $165,509   $133,603   $104,645
                                                              ========   ========   ========   ========   ========
Ratio of net expenses to average net assets ...............       1.19%      1.21%      1.22%      1.19%      1.23%
                                                              ========   ========   ========   ========   ========
Ratio of total expenses to average net assets .............       1.20%      1.21%      1.22%      1.19%      1.23%
                                                              ========   ========   ========   ========   ========
Ratio of net investment income (loss) to average net
   assets .................................................       1.10%      1.47%      1.61%      1.63%      1.35%
                                                              ========   ========   ========   ========   ========
Portfolio turnover rate ...................................         52%        40%        40%        59%       106%
                                                              ========   ========   ========   ========   ========


1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

REIT FUND
For a share outstanding throughout the period


                                                                     YEAR OR PERIOD ENDED DECEMBER 31,
                                                              ----------------------------------------------
                                                                2006      2005      2004      2003     2002*
                                                              -------   -------   -------   -------   ------
Net asset value, beginning of period ......................   $ 14.92   $ 14.33   $ 11.53   $  9.00   $10.00
                                                              -------   -------   -------   -------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .....................................      0.24      0.20      0.37      0.36     0.25
Net realized and unrealized  gain (loss) on investment
   transactions ...........................................      4.57      1.66      3.69      2.83    (1.01)
                                                              -------   -------   -------   -------   ------
   Total from investment operations .......................      4.81      1.86      4.06      3.19    (0.76)
                                                              -------   -------   -------   -------   ------
LESS DISTRIBUTIONS:
Net investment income .....................................     (0.19)    (0.30)    (0.41)    (0.37)   (0.24)
Net realized gains ........................................     (1.44)    (0.97)    (0.85)    (0.29)      --
                                                              -------   -------   -------   -------   ------
   Total distributions ....................................     (1.63)    (1.27)    (1.26)    (0.66)   (0.24)
                                                              -------   -------   -------   -------   ------
Net asset value, end of period ............................   $ 18.10   $ 14.92   $ 14.33   $ 11.53   $ 9.00
                                                              =======   =======   =======   =======   ======
   Total return (1) .......................................     32.41%    12.97%    35.53%    35.49%   (7.55)%#
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ..................   $71,790   $43,122   $31,247   $16,881   $5,507
                                                              =======   =======   =======   =======   ======
Ratio of net expenses to average net assets ...............      1.00%     1.02%     1.10%     1.25%    1.22%(a)
                                                              =======   =======   =======   =======   ======
Ratio of total expenses to average net assets .............      1.00%     1.02%     1.10%     1.34%    2.25%(a)
                                                              =======   =======   =======   =======   ======
Ratio of net investment income to average net assets ......      1.56%     1.41%     3.06%     4.87%    5.31%(a)
                                                              =======   =======   =======   =======   ======
Portfolio turnover rate ...................................        53%       54%       80%       69%      45%
                                                              =======   =======   =======   =======   ======


* For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

(a)  Annualized.

#    Not annualized.

1. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods shown.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENT OF ADDITIONAL INFORMATION


In addition to this Prospectus, Penn Series has a Statement of Additional Information ("SAI"), dated May 1, 2007, which contains additional, more detailed information about the Funds. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.


SHAREHOLDER REPORTS

Penn Series publishes annual and semi-annual reports containing additional information about each Fund's investments. In Penn Series' shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Fund's performance during that period.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at 1-800-523-0650 or by visiting Penn Mutual's website at www.pennmutual.com.

PROXY VOTING POLICY AND PROXY VOTING RECORDS

You may obtain a description of the Company's Proxy Voting Policies and Procedures and a description of the Proxy Voting Policies and Procedures of the investment adviser and each sub-adviser to the Company, free of charge, by calling (800) 523-0650, or by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com, clicking on the Investment Options and Performance Tab at the top of the page and, under Related Information, clicking on the Penn Series Proxy Voting tab.

You may obtain the voting record of each Fund for the most recent twelve-month period ended June 30, free of charge, by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com and following the instructions noted above. The voting record will be made available on the website of The Penn Mutual Life Insurance Company as soon as reasonably practicable after the information is filed by the Company with the SEC on Form N-PX. The voting record will also be available on the website of the U. S. Securities and Exchange Commission at www.sec.gov.


Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-551-8090); (2) on-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, Penn Series Funds, Inc.'s Investment Company Act registration number is 811-03459.

                       STATEMENT OF ADDITIONAL INFORMATION

                             PENN SERIES FUNDS, INC.

                                600 Dresher Road
                           Horsham, Pennsylvania 19044

      Penn Series Funds, Inc. ("Penn Series") is a no-load mutual fund with sixteen separate investment portfolios (the "Funds").

                                MONEY MARKET FUND
                           LIMITED MATURITY BOND FUND
                                QUALITY BOND FUND
                              HIGH YIELD BOND FUND
                              FLEXIBLY MANAGED FUND
                                GROWTH STOCK FUND
                              LARGE CAP VALUE FUND
                              LARGE CAP GROWTH FUND
                                 INDEX 500 FUND
                               MID CAP GROWTH FUND
                               MID CAP VALUE FUND
                              STRATEGIC VALUE FUND
                              SMALL CAP GROWTH FUND
                              SMALL CAP VALUE FUND
                            INTERNATIONAL EQUITY FUND
                                    REIT FUND


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Penn Series prospectus dated May 1, 2007. A copy of the prospectus is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - H3F, Philadelphia, PA, 19172. Or, you may call, toll free, 1-800-548-1119.



      The date of this Statement of Additional Information is May 1, 2007.

                                TABLE OF CONTENTS


  Penn Series..........................................              3

  Investment Objectives................................              3

  Investment Policies..................................              4

  Securities and Investment Techniques.................             13

         Investments in Debt Securities................             13

         Investments in Foreign Equity Securities......             16

         Investments in Smaller Companies..............             16

         Investments in Unseasoned Companies...........             17

         Foreign Currency Transactions.................             17

         Repurchase Agreements.........................             19

         Lending of Portfolio Securities...............             19

         Illiquid Securities...........................             19

         Warrants......................................             20

         When-Issued Securities........................             20

         The Quality Bond Fund's Policy Regarding
            Industry Concentration ....................             20

         Options.......................................             21

         Futures Contracts.............................             22

         Investment Companies..........................             23

         Real Estate Investment Trusts.................             23

         Loan Participations and Assignments...........             23

         Trade Claims..................................             24

Investment Restrictions................................             25

         Money Market Fund.............................             25

         Limited Maturity Bond Fund....................             26

         Quality Bond Fund.............................             27

         High Yield Bond Fund..........................             28

         Flexibly Managed Fund.........................             29

         Growth Stock Fund.............................             30

         Large Cap Value Fund..........................             31

         Large Cap Growth Fund.........................             32

         Index 500 Fund................................             32

         Mid Cap Growth Fund...........................             33

         Mid Cap Value Fund............................             34

         Strategic Value Fund..........................             34

         Small Cap Growth Fund.........................             35

         Small Cap Value Fund..........................             36

         International Equity Fund.....................             37

         REIT Fund.....................................             38

General Information....................................             39

         Investment Advisory Services..................             39

         Portfolio Managers............................             42

         Administrative and Corporate Services.........             53

         Accounting Services...........................             54

         Limitation on Fund Expenses...................             55

         Portfolio Transactions........................             55

         Portfolio Turnover............................             58

         Directors and Officers........................             58

         Code of Ethics................................             60

         Proxy Voting Policy ..........................             61

         Net Asset Value of Shares.....................             61

         Ownership of Shares...........................             63

         Tax Status....................................             63

         Voting Rights.................................             65

         Custodial Services............................             66

         Independent Registered Public Accounting
           Firm .......................................             66

         Legal Matters.................................             66

         Portfolio Holdings Information................             67

Ratings of Commercial Paper............................             67

Ratings of Corporate Debt Securities...................             68

Financial Statements of Penn Series....................             70

Appendix...............................................

         Proxy Voting Procedures ......................     Appendix A

PENN SERIES

      Penn Series is an open-end management investment company that offers shares of diversified portfolios (each, a "Fund," and collectively, the "Funds") for variable annuity and variable life insurance contracts issued by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, The Penn Insurance and Annuity Company ("PIA"). Shares of each Fund will be purchased by Penn Mutual and PIA for the purpose of funding variable annuity contracts and variable life insurance policies and by qualified pension plans. Penn Series was established as a Maryland corporation pursuant to Articles of Incorporation dated April 21, 1982.

INVESTMENT OBJECTIVES

      The investment objectives of the Funds are as follows. There can be no assurance that these objectives will be achieved. Each Fund's investment objective may be changed by the Penn Series Board of Directors without the approval of shareholders.

MONEY MARKET FUND                    Preserve shareholder capital, maintain liquidity
                                      and achieve the highest possible level of current
                                      income consistent therewith

LIMITED MATURITY BOND FUND           Highest available current income consistent with liquidity and low risk to principal; total return is secondary

QUALITY BOND FUND                    Highest income over the long term consistent with
                                     the preservation of principal

HIGH YIELD BOND FUND                 High current income

FLEXIBLY MANAGED FUND                Maximize total return (capital appreciation and income)

GROWTH STOCK FUND                    Long-term growth of capital and increase of future income

LARGE CAP VALUE FUND                 Maximize total return (capital appreciation and income)

LARGE CAP GROWTH FUND                Capital appreciation

INDEX 500 FUND                       Total return (capital appreciation and income) which
                                      corresponds to that of the Standard & Poor's Composite
                                      Index of 500 stocks


MID CAP GROWTH FUND                  Maximize capital appreciation

MID CAP VALUE FUND                   Growth of capital

STRATEGIC VALUE FUND                 Capital appreciation

SMALL CAP GROWTH FUND                Capital appreciation

SMALL CAP VALUE FUND                 Capital appreciation

INTERNATIONAL EQUITY FUND            Capital appreciation

REIT FUND                            High total return consistent with reasonable investment
                                      risks, through both current income and capital
                                      appreciation

INVESTMENT POLICIES

      Information in this Statement of Additional Information supplements the discussion in the Penn Series Prospectus regarding investment policies and restrictions of the Funds. Unless otherwise specified, the investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors without shareholder approval. Fundamental policies and restrictions of each Fund may not be changed without the approval of at least a majority of the outstanding shares of that Fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

MONEY MARKET FUND

      INVESTMENT PROGRAM. The Fund invests in a diversified portfolio of money market securities, limited to those described below, which are rated within the two highest credit categories assigned by nationally recognized statistical rating organizations, or, if not rated, are of comparable investment quality as determined by Independence Capital Management, Inc. ("Investment Adviser") which serves as investment adviser to the Fund. Such securities include: (i) U.S. Government Obligations; (ii) U.S. Government Agency Securities; (iii) Bank Obligations; (iv) Commercial Paper; (v) Short-Term Corporate Debt Securities;
(vi) Canadian Government Securities, limited to 10% of the Fund's assets; (vii) Savings and Loan Obligations; (viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities other than Foreign Securities; (x) Foreign Securities -- U.S. dollar-denominated money market securities issued by foreign issuers, foreign branches of U.S. banks and U.S. branches of foreign banks; and (xi) Asset Backed Securities. Certain of the securities may have adjustable rates of interest with periodic demand features. The Fund may also invest in securities of investment companies that invest in money market securities meeting the foregoing criteria.

      PORTFOLIO QUALITY. The Fund will invest in U.S. dollar-denominated money market instruments determined by the Investment Adviser, under guidelines adopted by the Penn Series Board of Directors, to present minimum credit risk. This determination will take into consideration such factors as liquidity, profitability, ability to generate funds and capital adequacy. In addition, the Fund will observe investment restrictions contained in Rule 2a-7 promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, including the following: (a) the Fund will not invest in a money market instrument if, as a result, more than the greater of 1% of the Fund's total assets or $1,000,000 would be invested in securities of that issuer which are not rated in the highest rating category of nationally recognized statistical rating organizations (or, if not rated, are not of comparable quality); and (b) the Fund will not invest in a money market instrument if, as a result, more than 5% of the Fund's total assets would be invested in securities which are not rated in the highest rating category of nationally recognized statistical rating organizations (or, if not rated, are not of comparable quality).

LIMITED MATURITY BOND FUND

      The Fund invests in a diversified portfolio of short to intermediate term debt securities. The Fund will invest primarily in investment grade securities (e.g., AAA, AA, A or BBB by S&P) rated by at least one of the nationally recognized statistical rating organizations (S&P, Moody's, Fitch Investors Service, Inc., or Dominion Bond Rating Service) or, if not rated, are of equivalent investment quality as determined by the Investment Adviser. The Fund may also invest up to 10% of its net assets in "high yield" securities which are rated BB or B by S&P (or securities with a comparable rating by another nationally recognized statistical rating organization), and are sometimes referred to as "junk bonds." Under normal circumstances, at least 80% of the Fund's total assets will be invested in income producing securities. At least 75% of the value of the Fund's total assets (not including cash) will be invested in one or more of the following categories of investments: (i) Marketable Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Collateralized Mortgage Obligations;
(viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities; (x) Private Placements (restricted securities); (xi) Asset Backed Securities; and (xii) Municipal Obligations. In addition, the Fund may, as part of this minimum 75% of its assets, write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in interest rate futures contracts (and options thereon) for hedging purposes.

In addition to the investments described above, the Fund may invest up to 25% of the value of its total assets (not including cash) in convertible securities, which can be converted into or which carry warrants to purchase common stock or other equity interests, and preferred and common stocks. The Fund may from time to time purchase these securities on a when-issued basis; the value of such income-producing securities may decline or increase prior to settlement date.

QUALITY BOND FUND

      The Fund invests in a diversified portfolio primarily consisting of long, intermediate, and short-term marketable (i.e., securities for which market quotations are readily available) debt securities. Except as provided below, the Fund will only purchase debt securities that are considered investment grade securities (e.g., AAA, AA, A, or BBB by S&P) by at least one of the nationally recognized statistical rating organizations (S&P, Moody's, Fitch Investors Service, Inc., or Dominion Bond Rating Service) or, if not rated, are of equivalent investment quality as determined by the Investment Adviser. The Fund may also invest up to 10% of its net assets in securities rated BB or B by S&P (or securities with a comparable rating by another nationally recognized statistical rating organization), which are sometimes referred to as "junk bonds." Under normal circumstances, at least 80% of the Fund's total assets will be invested in debt securities. At least 75% of the value of the Fund's total assets (not including cash) will be invested in one or more of the following categories of investments: (i) Marketable Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Collateralized Mortgage Obligations; (viii) Securities of Certain Supranational Organizations; (ix) Repurchase Agreements involving these securities; (x) Private Placements (restricted securities); (xi) Asset Backed Securities; and
(xii) Municipal Obligations. In addition, the Fund may, as part of this minimum 75% of its assets, write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in interest rate futures contracts (and options thereon) for hedging purposes. In addition to the above, the Fund may invest up to 25% of the value of its total assets (not including cash) in Convertible Securities, which can be converted into or which carry warrants to purchase common stock or other equity interests, and Preferred and Common Stocks. The Fund may from time to time purchase these securities on a when-issued basis; the value of such income-producing securities may decline or increase prior to settlement date.

HIGH YIELD BOND FUND

      The Fund will invest at least 80% of the value of its total assets in a widely diversified portfolio of high-yield corporate bonds, often called "junk bonds," income-producing convertible securities and preferred stocks. The Fund seeks to invest its assets in securities rated Ba or lower by Moody's, or BB or lower by S&P, or, if not rated, of comparable investment quality as determined by the investment sub-adviser.

      Because high yield bonds involve greater risks than higher quality bonds, they are referred to as "junk bonds." The Fund may, from time to time, purchase bonds that are in default, rated Ca by Moody's or D by S&P, if, in the opinion of the sub-adviser, there is potential for capital appreciation. Such bonds are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation (see "Ratings of Corporate Debt Securities"). In addition, the Fund may invest its portfolio in medium quality investment grade securities (rated Baa by Moody's or BBB by S&P) which provide greater liquidity than lower quality securities. Moreover, the Fund may, for temporary defensive purposes under extraordinary economic or financial market conditions, invest in higher quality securities.

      Investments in the Fund's portfolio may include: (i) Corporate Debt Securities; (ii) U.S. Government Obligations; (iii) U.S. Government Agency Securities; (iv) Bank Obligations; (v) Savings and Loan Obligations; (vi) Commercial Paper; (vii) Securities of Certain Supranational Organizations;
(viii) Repurchase Agreements involving these securities; (ix) Private Placements (restricted securities); (x) Foreign Securities; (xi) Convertible Securities -- debt securities convertible into or exchangeable for equity securities or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities; (xii) Preferred Stocks -- securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company's earnings and assets; (xiii) Loan Participation and Assignments; (xiv) Trade Claims; (xv) Deferrable Subordinate Securities and
(xvi) Zero Coupon and Pay-in-Kind Bonds. Zero Coupon and Pay-in-Kind Bonds can be more volatile than coupon bonds. There is no limit on the Fund's investment in these securities. The Fund may purchase securities, from time to time, on a when-issued basis; the value of such securities may decline or increase prior to settlement date.

      CREDIT ANALYSIS. Because investment in lower and medium quality fixed-income securities involves greater investment risk, including the possibility of default or bankruptcy, achievement of the Fund's investment objectives will be more dependent on the sub-adviser's credit analysis than would be the case if the Fund were investing in higher quality fixed-income securities. Although the ratings of Moody's or S&P are used as preliminary indicators of investment quality, a credit rating assigned by such a commercial rating service will not measure the market risk of lower quality bonds and may not be a timely reflection of the condition and economic viability of an individual issuer.

      The sub-adviser places primary significance on its own in-depth credit analysis and security research. The Fund's investments will be selected from an approved list of securities deemed appropriate for the Fund by the sub-adviser, which maintains a credit rating system based upon comparative credit analyses of issuers within the same industry and individual credit analysis of each company. These analyses take into consideration such factors as a corporation's present and potential liquidity, profitability, internal capability to generate funds, and adequacy of capital. Although some issuers do not seek to have their securities rated by Moody's or S&P, such unrated securities will also be purchased by the Fund only after being subjected to analysis by the sub-adviser. Unrated securities are not necessarily of lower quality than rated securities, but the market for rated securities is usually broader.

      MATURITY. The maturity of debt securities may be considered long (10 plus years), intermediate (1 to 10 years), or short-term (12 months or less). The proportion invested by the Fund in each category can be expected to vary depending upon the evaluation of market patterns and trends by the sub-adviser. Normally, the Fund's dollar weighted average maturity is expected to be in the 6 to 12 year range.

      YIELD AND PRICE. Lower to medium quality, long-term fixed-income securities typically yield more than higher quality, long-term fixed-income securities. Thus, the Fund's yield normally can be expected to be higher than that of a fund investing in higher quality debt securities. The yields and prices of lower quality fixed income securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income markets, changes in perception of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality securities, which may result in greater price and yield volatility. For a given period of time, the Fund may have a high yield but a negative total return.

      DEFERRABLE SUBORDINATED SECURITIES. Recently, securities have been issued which have long maturities and are deeply subordinated in the issuer's capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain "equity-like" features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. The High Yield Bond Fund will invest in these securities to the extent their yield, credit, and maturity characteristics are consistent with the Fund's investment objective and program.

      HYBRID INSTRUMENTS. The Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities futures and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund.

      OTHER INVESTMENTS. The Fund may invest up to 20% of its total assets in dividend-paying preferred or common stocks (including up to 10% of net assets in warrants to purchase common stocks) that are considered by the sub-adviser to be consistent with the Fund's current income and capital appreciation investment objectives. In seeking higher income or a reduction in principal volatility, the Fund may write covered call options and purchase covered put options and spreads and purchase uncovered put options and uncovered call options; and the Fund may invest in interest rate futures contracts (and options thereon) for hedging purposes. There are also special risks associated with investments in foreign securities whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies. Currency risk affects the Fund to the extent that it holds non-dollar foreign bonds.


      ADDITIONAL RISKS OF HIGH YIELD INVESTING. There can be no assurance that the High Yield Bond Fund will achieve its investment objective. The high yield securities in which the Fund may invest are predominantly speculative with regard to the issuer's continuing ability to meet principal and interest payments. The value of the lower quality securities in which the Fund may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. Furthermore, the share price and yield of the Fund are expected to be more volatile than the share price and yield of a fund investing in higher quality securities, which react primarily to movements in the general level of interest rates. The sub-adviser carefully considers these factors and the Fund attempts to reduce risk by diversifying its portfolio, by analyzing the creditworthiness of individual issuers, and by monitoring trends in the economy, financial markets, and specific industries. Such efforts, however, will not eliminate risk. High yield bonds may be more susceptible than investment grade bonds to real or perceived adverse economic and competitive industry conditions. High yield bond prices may decrease in response to a projected economic downturn because the advent of a recession could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. Highly leveraged issuers also may find it difficult to obtain additional financing during a period of rising interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. As such, the prices at which lower quality bonds can be sold may be adversely affected and valuing such lower quality bonds can be a difficult task. If market quotations are not available, these securities will be valued by a method that, in the good faith belief of the Fund's Board of Directors, accurately reflects fair value.



      During 2006 the dollar weighted average ratings (computed monthly) of the debt obligations held by the Fund (excluding equities and reserves), expressed as a percentage of the Fund's total net investments, were as follows:






STANDARD AND POOR'S RATINGS          PERCENTAGE OF TOTAL NET INVESTMENTS*
            AAA                                       0.00
            AA                                        0.00
            A                                         0.78%
            BBB                                       0.99%
            BB                                       21.86%
            B                                        57.69%
            CCC                                      10.60%
            CC                                        0.00
            C                                         0.00
            D                                         0.07%
            Unrated**                                 2.02%



----------------
* Unaudited. The portfolio also included 2.54% of its net assets in cash and 3.45% of its net assets in equity securities.



** T. Rowe Price Associates, Inc. has advised that in its view the unrated debt obligations were comparable in quality to debt obligations rated in the S&P categories as follows: A: 0%; BBB: 0%; BB: 0.18%; B+: 0.49%; B:
     0.10%; B-: 0.46; CCC+: 0.71%; CCC: 0.33%; CC: 0%; C: 0%; D: 0%; Unrated:
     0%.

FLEXIBLY MANAGED FUND

      In addition to investing in common stocks, the Fund may invest in the following securities:

      - Equity-related securities, such as convertible securities (i.e., bonds or preferred stock convertible into or exchangeable for common stock), preferred stock, warrants, futures, and options.

      - Corporate debt securities within the four highest credit categories assigned by nationally recognized statistical rating organizations, which include both high and medium-quality investment grade bonds. The Fund may also invest in non-investment grade corporate debt securities, which are sometimes referred to as "junk bonds," if immediately after such investment the Fund would not have more than 15% of its total assets invested in such securities. The Fund's investment in all corporate debt securities will be limited to 35% of net assets. The Fund's convertible bond holdings will not be subject to these debt limits, but rather, will be treated as equity-related securities. There is no limit on the Fund's investments in convertible securities. Medium-quality investment grade bonds are regarded as having an adequate capacity to pay principal and interest although adverse economic conditions or changing circumstances are more likely to lead to a weakening of such capacity than that for higher grade bonds.

      - Short-term reserves (i.e., money market instruments), which may be used to reduce downside volatility during uncertain or declining equity market conditions. The Fund's reserves will be invested in shares of an internally managed fund of the sub-adviser or the following high-grade money market instruments: U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

      - The Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of futures and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund.

      If the Fund's position in money market securities maturing in one year or less equals 35% or more of the Fund's total assets, the Fund will normally have 25% or more of its assets concentrated in securities of the banking industry. Investments in the banking industry may be affected by general economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. The sub-adviser believes that any risk to the Fund which might result from concentrating in the banking industry will be minimized by diversification of the Fund's investments, the short maturity of money market instruments, and the sub-adviser's credit research.

GROWTH STOCK FUND

      Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified group of growth companies. The Fund may also invest in convertible securities, preferred stocks, and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund's objectives. The Fund's holdings are generally listed on a national securities exchange. While the Fund may invest in unlisted securities, such securities will usually have an established over-the-counter market. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may write covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

LARGE CAP VALUE FUND

      The Fund's assets will be invested primarily in common stocks of issuers that the sub-adviser believes are undervalued. The Fund may also invest in convertible securities, preferred stocks, and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund's objectives. The Fund may invest an unlimited amount in foreign securities. Generally, the Fund will not invest more than 20% of its assets in foreign securities. The Fund's holdings are generally listed on a national securities exchange. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

      LARGE CAP GROWTH FUND

      Under normal conditions, the Fund will invest at least 80% of its net assets in investments of large capitalization companies. The sub-adviser is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the sub-adviser chooses companies that it believes are positioned for growth in revenues, earnings or assets. In choosing investments, the sub-adviser will focus on large-cap companies that have exhibited above average growth, strong financial records, or compelling valuations. In addition, the sub-adviser also considers management expertise, industry leadership, growth in market share and sustainable competitive advantage. Although the sub-adviser will search for investments across a large number of industries, it may have from time to time significant positions in particular sectors such as the technology sector (including health technology, electronic technology and technology services), communications, and financial services companies. The Fund may invest up to 25% of its total assets in foreign securities. In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of small to medium capitalization companies. To the extent the Fund invests in debt securities and convertible debt securities, it does not intend to invest more than 5% in those rated Ba or lower by Moody's or BB or lower by S&P(R) or unrated securities that the manager determines are of comparable quality. The Fund also may: write covered call options, purchase put options on securities, enter into repurchase agreements, and invest in restricted or illiquid securities. The Fund's investments may include zero coupon, deferred interest or pay-in-kind bonds, or preferred stocks. The Fund currently does not intend to invest more than 5% of its assets in loan participations and other related direct or indirect bank securities and it may invest up to 5% of its assets in trade claims. Both loan participation and trade claims carry a high degree or risk. The Fund may also lend its portfolio securities up to 30% of its assets and borrow up to 5% of the value of its total assets (excluding borrowing from banks for temporary or emergency purposes, and not for direct investments in securities).

INDEX 500 FUND

      The Fund seeks to replicate the return of the S&P 500 Index, which is comprised of approximately 500 securities selected by Standards & Poor's (most of which are common stocks listed on the New York Stock Exchange). The Fund will normally invest in all of the stocks and other securities which comprise the S&P 500 Index. The Fund's policy is to be substantially invested in common stocks included in the S&P 500 Index, and it is expected that cash reserves items held to accommodate shareholder transactions would be hedged with S&P 500 Index Futures. Over time, the correlation between the performance of the Fund and the S&P 500 Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increasing or decreasing in exact proportion to changes in the S&P 500 Index.

      The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Penn Mutual is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to Penn Mutual or the Index 500 Fund. S&P has no obligation to take the needs of Penn Mutual or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

      S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PENN MUTUAL, OWNERS OF THE INDEX 500 FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MID CAP GROWTH FUND

      The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell Midcap Growth Index (or such other appropriate index selected by the sub-adviser). In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

MID CAP VALUE FUND

      The Fund will primarily invest in common stocks issued by medium capitalization companies. Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, foreign securities and ADRs. The Fund will invest primarily in a diversified portfolio of common stocks of issuers that have market capitalizations that fall in the range of the Russell Mid-Cap Index that the sub-adviser believes to be undervalued relative to the stock market. The sub-adviser selects securities that are undervalued in the marketplace either in relation to strong fundamentals, such as a low price-to-earnings ratio, consistent with cash flow, and successful track records through all parts of the market cycles. In addition, the Fund may increase its reserves for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund's reserves will be invested in money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances, commercial paper, and short-term corporate debt securities or shares of investment companies that invest in such instruments. The Fund may invest in derivatives including covered call options and purchase put options on its portfolio securities, purchase call or put options on securities indices and invest in stock index futures contracts (and options thereon) for hedging purposes. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

STRATEGIC VALUE FUND

      The Fund will be subject to the risks associated with its investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve, with board approval, effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If the sub-adviser judges market conditions incorrectly or uses a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if the sub-adviser intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised. The Fund may also purchase convertible securities, depository receipts and foreign securities and is subject to the risks associated with such investing. The Fund may invest in stock index future contracts in an effort to reduce volatility. The Fund may also invest in debt securities. The Fund may invest in securities of other investment companies subject to limitations prescribed by the Investment Company Act of 1940, as amended. The sub-adviser selects securities that it believes are undervalued in the marketplace either in relation to strong fundamentals, such as a low price-to-earnings ratio, consistent with cash flow, and successful track records through all parts of the market cycles.

SMALL CAP GROWTH FUND

      The Fund will invest primarily in common stocks, and may also invest in bonds, convertible securities, preferred stocks and securities of foreign issuers which hold the prospect of contributing to the achievement of the Fund's objective. The Fund may also invest in bonds rated below Baa by Moody's or BBB by S&P (sometimes referred to as "junk bonds"), but presently does not expect such investments in any such bonds to exceed 5% of the Fund's assets. The Fund may write covered call options and purchase put options on its portfolio securities, purchase put and call options on securities indices and invest in stock index futures contracts (and options thereon) for hedging and other non-speculative purposes.

SMALL CAP VALUE FUND

      The Small Cap Value Fund is managed using a value oriented approach. The Sub-Adviser evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such companies' long term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Sub-Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Sub-Adviser, are available at attractive prices. As a matter of fundamental policy, the Fund will not purchase the securities of any company if, as a result, more than 25% of its total assets would be concentrated in any one industry.

INTERNATIONAL EQUITY FUND

      Under normal circumstances, the Fund will have at least 65% of its assets invested in European and Pacific Basin equity securities. The Fund seeks to be well diversified and will have investments in at least ten countries and five sectors at all times.

      The Fund may not always purchase securities on the principal market. For example, American Depositary Receipts ("ADRs") may be purchased if trading conditions make them more attractive than the underlying security.

ADRs are registered receipts typically issued in the U.S. by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current. The Fund may likewise utilize European Depositary Receipts ("EDRs"), which are receipts typically issued in Europe by a bank or trust company evidencing ownership of an underlying foreign security. Unlike ADRs, EDRs are issued in bearer form. For purposes of determining the country of origin, ADRs and EDRs will not be deemed to be domestic securities.

      The Fund may also acquire fixed income investments where these fixed income securities are convertible into equity securities (and which may therefore reflect appreciation in the underlying equity security), and where anticipated interest rate movements, or factors affecting the degree of risk inherent in a fixed income security, are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund. Fixed income securities in which the Fund may invest will be rated at the time of purchase Baa or higher by Moody's Investor Service, Inc., or BBB or higher by Standard and Poor's Ratings Group or, if they are foreign securities which are not subject to standard credit ratings, the fixed income securities will be "investment grade" issues (in the judgment of the sub-adviser) based on available information.

      The Fund may invest in securities which may be considered to be "thinly-traded" if they are deemed to offer the potential for appreciation, but does not presently intend to invest more than 5% of its total assets in such securities. The trading volume of such securities is generally lower and their prices may be more volatile as a result, and such securities are less likely to be exchange-listed securities. The Fund may also invest, subject to restrictions, in options (puts and calls) and restricted securities.

      ADDITIONAL RISK CONSIDERATIONS. Investments in foreign securities involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Such foreign investments may also be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, the financial markets on which they are traded may be subject to less strict governmental supervision, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). A contract owner who selects this Fund will incur the risks generally associated with investment in equity securities and, in addition, the risk of losses attributable to changes in currency exchange rates to the extent that those risks are not adequately hedged by the sub-adviser.

REIT FUND

      The Fund invests primarily in securities of real estate investment trusts ("REITs"). The sub-adviser analyzes and selects investments that it believes will provide a relatively high and stable yield and are good prospects for future growth in dividends. Most REITs specialize in one or two product types, such as office buildings, shopping centers, industrial complexes, and hotels, or specialize in a particular geographic region. The sub-adviser believes that, over the long term, publicly traded real estate securities' performance is determined by the underlying real estate assets, real estate market cycle and management's ability to operate and invest in these assets during each market cycle. The sub-adviser's primary objective is to generate long-term, superior, risk-adjusted returns by identifying and investing in publicly traded real estate companies which demonstrate the highest probability or growing cash flow per share without undue risk to achieve such growth. As a value-oriented manager, the sub-adviser is committed to a strategy of investing in companies that offer growth at a reasonable price.

SECURITIES AND INVESTMENT TECHNIQUES

INVESTMENTS IN DEBT SECURITIES

      Debt securities in which one or more of the Funds may invest in include those described below.

      U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

      U.S. GOVERNMENT AGENCY SECURITIES. The Funds may invest in debt securities issued or guaranteed by U.S. Government sponsored enterprises, federal agencies, and international institutions. These include securities issued by Fannie Mae, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and the remainder are supported only by the credit of the instrumentality.

      LONG-TERM, MEDIUM TO LOWER QUALITY CORPORATE DEBT SECURITIES. The High Yield Bond Fund will invest in outstanding convertible and nonconvertible corporate debt securities (e.g., bonds and debentures) that generally have maturities between 6 and 12 years. This Fund will generally invest in long-term corporate obligations which are rated BBB or lower by Standard & Poor's Ratings Group ("Standard & Poor's") or Baa or lower by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, are of equivalent quality as determined by the Fund's investment sub-adviser. Other Funds may invest limited amounts in medium to lower quality corporate debt securities in accordance with their stated investment policies. The Flexibly Managed Fund may invest up to 15% of its assets in lower quality corporate debt.

      INVESTMENT GRADE CORPORATE DEBT SECURITIES. The Limited Maturity Bond and Quality Bond Funds will invest principally in corporate debt securities of various maturities that are considered investment grade securities by at least one of the established rating services (e.g., AAA, AA, A, or BBB by Standard & Poor's) or, if not rated, are of equivalent quality as determined by the Funds' investment adviser, Independence Capital Management, Inc. ("ICMI").

      BANK OBLIGATIONS. The Funds may invest in certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

      No Fund will invest in any security issued by a commercial bank unless:
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank by any one Income Fund is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of a U.S. Bank, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of the Fund's investment adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

      COMMERCIAL PAPER. The Funds may invest in short-term promissory notes issued by corporations primarily to finance short-term credit needs. The Money Market Fund will only invest in commercial paper which is rated A-2 or better by Standard & Poor's, Prime-2 or better by Moody's or, if not rated, is of equivalent quality as determined by the investment adviser, and further will invest only in instruments permitted under the SEC Rule 2a-7 which governs money market fund investing.

      CANADIAN GOVERNMENT SECURITIES. The Funds may invest in debt securities issued or guaranteed by the Government of Canada, a Province of Canada, or an instrumentality or political subdivision thereof. However, the

Money Market Fund will only purchase these securities if they are marketable and payable in U.S. dollars. The Money Market Fund will not purchase any such security if, as a result, more than 10% of the value of its total assets would be invested in such securities.

      SAVINGS AND LOAN OBLIGATIONS. The Limited Maturity Bond, Quality Bond, High Yield Bond, and Money Market Funds may invest in negotiable certificates of deposit and other debt obligations of savings and loan associations. They will not invest in any security issued by a savings and loan association unless: (i) the savings and loan association has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is limited to $100,000 and the principal amount of such investment is insured in full by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation; (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the security is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.

      No Fund will purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% of the value of its total assets would be invested in such securities, other illiquid securities, and securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.

      MUNICIPAL OBLIGATIONS. The Limited Maturity Bond, Quality Bond and Large Cap Value Funds may invest in Municipal Obligations that meet such Fund's quality standards. The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

      Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

      Municipal Obligations may include variable and floating rate instruments. If such instruments are unrated, they will be determined by the adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by a Fund.

      To the extent a Fund's assets are to a significant extent invested in Municipal Obligations that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects to a greater extent than it would be if its assets were not so invested.

      FOREIGN DEBT SECURITIES. Subject to the particular Fund's quality and maturity standards, the Limited Maturity Bond, Quality Bond, High Yield Bond and Money Market Funds may invest without limitation in the debt securities (payable in U.S. dollars) of foreign issuers in developed countries and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may also invest up to 20% of its assets in non-U.S. dollar -- denominated fixed-income securities principally traded in financial markets outside the United States.

      The International Equity Fund may invest in debt securities of foreign issuers. The securities will be rated Baa or higher by Moody's Investor Services, Inc. or BBB or higher by Standard and Poor's Ratings Group or, if they have not been so rated, will be the equivalent of investment grade (Baa or BBB) as determined by the adviser or sub-adviser. The Large Cap Value Fund may also invest up to 15% of its assets in U.S.-traded dollar denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar denominated fixed income securities issued by foreign issuers.

      The Small Cap Growth Fund may also invest up to 15% of its assets in U.S.-traded dollar denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar denominated fixed income securities issued by foreign issuers.

      For information on risks involved in investing in foreign securities, see information on "INVESTMENTS IN FOREIGN EQUITY SECURITIES" below.

      PRIME MONEY MARKET SECURITIES DEFINED. Prime money market securities include: U.S. Government obligations; U.S. Government agency securities; bank or savings and loan association obligations issued by banks or savings and loan associations whose debt securities or parent holding companies' debt securities or affiliates' debt securities guaranteed by the parent holding company are rated AAA or A-1 or better by Standard & Poor's, AAA or Prime-1 by Moody's, or AAA by Fitch; commercial paper rated A-1 or better by Standard & Poor's, Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding debt issue rated AAA by Standard & Poor's, Moody's, or Fitch; short-term corporate debt securities rated AAA by Standard & Poor's, Moody's, or Fitch; Canadian Government securities issued by entities whose debt securities are rated AAA by Standard & Poor's, Moody's, or Fitch; and repurchase agreements where the underlying security qualifies as a prime money market security as defined above.

      COLLATERALIZED MORTGAGE OBLIGATIONS. The Limited Maturity Bond, Quality Bond and High Yield Bond Funds may invest in collateralized mortgage obligations ("CMS"). CMS are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMS on the same schedule as they are received, although certain classes of CMS have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMS in which the Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMS may also be less marketable than other securities.

      ASSET-BACKED SECURITIES. The Limited Maturity Bond, Quality Bond, High Yield Bond and Money Market Funds may invest a portion of their assets in debt obligations known as "asset-backed securities." The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as "pass through certificates" or "collateralized obligations."

      "Pass through certificates" are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligers on the underlying assets not covered by any credit support.

      Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

      ZERO COUPON AND PAY-IN-KIND BONDS. The High Yield Bond and Flexibly Managed Funds may invest in zero coupon and pay-in-kind bonds. A zero coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero coupon bonds like other bonds retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

      Pay-in-Kind (PIK) Instruments are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIK's, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK's are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

      For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the Fund until the maturity or call date of the bond. The Fund will nonetheless be required to distribute substantially all of this gross income each year to comply with the Internal Revenue Code, and such distributions could reduce the amount of cash available for investment by the Fund.

      CONVERTIBLE SECURITIES. The Funds may invest in debt securities or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertible securities have developed which combine higher or lower current income with options and other features.

INVESTMENTS IN FOREIGN EQUITY SECURITIES

      The Growth Stock, Large Cap Value, Large Cap Growth, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Value, Small Cap Growth, Flexibly Managed and REIT Funds may invest in the equity securities of foreign issuers including in the case of the Small Cap Value Fund securities of foreign issuers in emerging countries, subject to the following limitations based upon the total assets of each Fund: Growth Stock - 30%; Large Cap Value - 25%; Large Cap Growth
- 25%, Mid Cap Growth Fund - 25%; Mid Cap Value - 25%, Strategic Value Fund - 10%, Small Cap Value - 15%; Small Cap Growth - 10%; Flexibly Managed Fund - 25% and REIT - 25%. The International Equity Fund, under normal circumstances, will have at least 65% of its assets in such investments. Because these Funds may invest in foreign securities, selection of these Funds involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). The sub-advisers for the Strategic Value, Large Cap Value and the Mid-Cap Value Funds do not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be "foreign securities."

INVESTMENTS IN SMALLER COMPANIES

      The Small Cap Value and Small Cap Growth Funds may invest a substantial portion of their assets in securities issued by smaller capitalization companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when they would otherwise be sold.

INVESTMENTS IN UNSEASONED COMPANIES

      The Small Cap Value Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

FOREIGN CURRENCY TRANSACTIONS

      As a means of reducing the risks associated with investing in securities denominated in foreign currencies, a Fund, other than the Money Market Fund, may purchase or sell foreign currency on a forward basis ("forward contracts"), enter into foreign currency futures and options on futures contracts ("forex futures") and foreign currency options ("forex options"). These investment techniques are designed primarily to hedge against anticipated future changes in currency prices that otherwise might adversely affect the value of the Fund's investments.

      Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

      Forex futures are standardized contracts for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Forex futures traded in the United States are traded on regulated futures exchanges. A Fund will incur brokerage fees when it purchases or sells forex futures and it will be required to maintain margin deposits. Parties to a forex future must make initial margin deposits to secure performance of the contract, which generally range from 2% to 5% of the contract price. There also are requirements to make "variation" margin deposits as the value of the futures contract fluctuates. Forex futures and forex options will be used only to hedge against anticipated future changes in exchange rates that might otherwise adversely affect the value of the Fund's securities or adversely affect the prices of the securities the Fund intends to purchase at a later date.

      The Funds may enter into forward foreign contracts only under two circumstances. FIRST, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. SECOND, when the adviser or sub-adviser to one of these Funds believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The International Equity Fund may enter into a forward contract to buy or sell foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such currency. In certain circumstances the adviser or sub-adviser to the International Equity Fund may commit a substantial portion of the portfolio to the consummation of forward contracts. The Growth Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond Fund do not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 15% of the value of its total assets committed to the consummation of such contracts. The REIT Fund may use currency forward contracts to manage risks and to facilitate transactions in foreign securities. The Funds will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate them to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. A Fund's custodian bank will place cash or liquid equity or debt securities in a separate account of the Fund or "earmark" such securities in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts entered into under the second circumstance, as set forth above. If the value of the securities "earmarked" or placed in the separate account declines, additional cash or securities will be "earmarked" or placed in the account on a daily basis so that the value of the "earmarked" cash or securities or the separate account will equal the amount of the Fund's commitments with respect to such contracts.

      At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

      It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

      If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

      It also should be realized that this method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from the value of such currency increase.

      Although the International Equity, Growth Stock, Large Cap Value, Small Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Flexibly Managed, REIT and High Yield Bond Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

REPURCHASE AGREEMENTS

      Each Fund may enter into repurchase agreements through which an investor (such as a Fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Concurrently, the bank or securities dealer agrees to repurchase the underlying security at a future point at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. A Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 10% of the value of its total assets would then be invested in such repurchase agreements. The Limited Maturity Bond and Quality Bond Funds will only enter into a repurchase agreement where the underlying securities are (excluding maturity limitations) rated within the four highest credit categories assigned by established rating services (AAA, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by Standard & Poor's), or, if not rated, of equivalent investment quality as determined by the investment adviser. With the exception of the Money Market Fund, the underlying security must be rated within the top three credit categories, or, if not rated, must be of equivalent investment quality as determined by the investment adviser or sub-adviser. In the case of the Money Market Fund, the underlying security must be rated within the top credit category or, if not rated, must be of comparable investment quality as determined by the investment adviser and the repurchase agreement must meet the other quality and diversification standards of Rule 2a-7 under the Investment Company Act of 1940, as amended. In addition, each Fund will only enter into a repurchase agreement where (i) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (ii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

LENDING OF PORTFOLIO SECURITIES

      For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. This policy is a fundamental policy for all the Funds. Securities loans are made to unaffiliated broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent. The collateral received will consist of government securities, letters of credit or such other collateral as may be permitted under its investment program and by regulatory agencies and approved by the Board of Directors. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund has a right to call each loan and obtain the securities within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. No Fund will have the right to vote securities while they are being lent, but it will call a loan in anticipation of any material vote. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a Fund, it is expected that a Fund will do so only where the items being voted upon are, in the judgment of the investment adviser or sub-adviser, either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

ILLIQUID SECURITIES

      Illiquid securities generally are those which may not be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued them.

      The Funds may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act or with respect to the Small Cap

Value Fund, securities that are offered in an exempt non-public offering under the Act, including unregistered equity securities offered at a discount in a private placement that are issued by companies that have outstanding, publicly traded equity securities of the same class (a "private investment in public equity," or a "PIPE"). Any such security will not be considered illiquid so long as it is determined by the adviser or sub-adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the adviser or sub-adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Fund's treatment of Rule 144A securities as liquid could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The adviser or sub-adviser will continue to monitor the liquidity of any Rule 144A security which has been determined to be liquid. If a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure compliance with applicable limitations on investments in illiquid securities.

WARRANTS

      The Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds may, consistent with their investment objectives and policies, invest an unlimited amount in warrants. The Flexibly Managed, Growth Stock and High Yield Bond Funds may invest in warrants if, after such investment, no more than 10% of the value of a Fund's net assets would be invested in warrants. The Large Cap Value, Small Cap Value, Strategic Value, Small Cap Growth, International Equity, Quality Bond and Money Market Funds may invest in warrants; however, not more than 5% of any such Fund's assets (measured at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% of such assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchange. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES

      The Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value and International Equity Funds may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund purchasing the when-issued security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the particular Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The advisers do not believe that the net asset value or income of the Funds will be adversely affected by the respective Fund's purchase of securities on a when-issued basis. The Funds will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

THE QUALITY BOND FUND'S POLICY REGARDING INDUSTRY CONCENTRATION

      When the market for corporate debt securities is dominated by issues in the gas utility, gas transmission utility, electric utility, telephone utility, or petroleum industries, the Quality Bond Fund will as a matter of fundamental policy concentrate 25% or more, but not more than 50%, of its assets in any one such industry, if the Fund has cash for such investment (i.e., will not sell portfolio securities to raise cash) and, if in Independence Capital Management, Inc.'s judgment, the return available and the marketability, quality, and availability of the debt securities of such industry justifies such concentration in light of the Fund's investment objective. Domination would exist with respect to any one such industry, when, in the preceding 30-day period, more than 25% of all new-issue corporate debt offerings (within the four highest grades of Moody's or S&P and with maturities of 10 years or less) of $25,000,000 or more consisted of issues in such industry. Although the Fund will normally purchase corporate debt securities in the secondary market as opposed to new offerings, Independence Capital Management, Inc. believes that the new issue-based dominance standard, as defined above, is appropriate because it is easily determined and represents an accurate correlation to the secondary market. Investors should understand that concentration in any industry may result in increased risk. Investments in any of these industries may be affected by environmental conditions, energy conservation programs, fuel shortages, difficulty in obtaining adequate return on capital in financing operations and large construction programs, and the ability of the capital markets to absorb debt issues. In addition, it is possible that the public service commissions which have jurisdiction over these industries may not grant future increases in rates sufficient to offset increases in operating expenses. These industries also face numerous legislative and regulatory uncertainties at both federal and state government levels. Independence Capital Management, Inc. believes that any risk to the Fund which might result from concentration in any industry will be minimized by the Fund's practice of diversifying its investments in other respects. The Quality Bond Fund's policy with respect to industry concentration is a fundamental policy. See INVESTMENT RESTRICTIONS below.

OPTIONS

      Each Fund, other than the Money Market Fund, may write covered call and buy put options on its portfolio securities and purchase call or put options on securities indices. The aggregate market value of the portfolio securities covering call or put options will not exceed 25% of a Fund's total assets. Such options may be exchange-traded or dealer options. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options will primarily be used to minimize principal fluctuations, or to generate additional premium income for the Funds, they do involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. The High Yield Bond Fund may engage in other options transactions described in INVESTMENT RESTRICTIONS below, including the purchase of spread options, which give the owner the right to sell a security that it owns at a fixed dollar spread or yield spread in relation to another security that the owner does not own, but which is used as a benchmark.

      A Fund will write call options only if they are "covered." This means that a Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will earmark or segregate cash, U.S. Government securities or other liquid debt obligations having a value equal to the fluctuating market value of the optioned securities.

      Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, more risky than an investment in the underlying securities themselves.

      There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

FUTURES CONTRACTS

      Each Fund, other than the Money Market Fund, may invest in futures contracts and options thereon (interest rate futures contracts, currency futures or stock index futures contracts, as applicable). Each Fund will limit its use of futures contracts so that: (i) no more than 5% of the Fund's total assets will be committed to initial margin deposits or premiums on options and (ii) immediately after entering into such contracts, no more than 30% of the Fund's total assets would be represented by such contracts. Such futures contracts would not be entered into for speculative purposes, but to hedge risks associated with the Fund's securities investments or to provide an efficient means of regulating its exposure to the market. When buying or selling futures contracts, a Fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as "marking-to-market." The margin amount will be returned to a Fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a Fund will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws.

      Successful use of futures by a Fund is subject, first, to the investment adviser's or sub-adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions.

      Even if the investment adviser or sub-adviser has correctly predicted market movements, the success of a futures position may be affected by imperfect correlations between the price movements of the futures contract and the securities being hedged. A Fund may purchase or sell futures contracts on any stock index or interest rate index or instrument whose movements will, in the investment adviser's or sub-adviser's judgment, have a significant correlation with movements in the prices of all or portions of the Fund's portfolio securities. The correlation between price movements in the futures contract and in the portfolio securities probably will not be perfect, however, and may be affected by differences in historical volatility or temporary price distortions in the futures markets. To attempt to compensate for such differences, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or purchase. Despite such efforts, the correlation between price movements in the futures contract and the portfolio securities may be worse than anticipated, which could cause the Fund to suffer losses even if the investment adviser had correctly predicted the general movement of the market.

      A Fund which engages in the purchase or sale of futures contracts may also incur risks arising from illiquid markets. The ability of a Fund to close out a futures position depends on the availability of a liquid market in the futures contract, and such a market may not exist for a variety of reasons, including daily limits on price movements in futures markets. In the event a Fund is unable to close out a futures position because of illiquid markets, it would be required to continue to make daily variation margin payments, and could suffer losses due to market changes in the period before the futures position could be closed out.

      The trading of futures contracts is also subject to the risks of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      Options on futures contracts are subject to risks similar to those described above, and also to a risk of loss due to an imperfect correlation between the option and the underlying futures contract.

INVESTMENT COMPANIES

      Each Fund may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. The International Equity Fund may invest in securities of mutual funds that invest in foreign securities. Securities of investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. The High Yield Bond, Growth Stock and Flexibly Managed Funds may invest cash reserves in shares of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses.

      The High Yield Bond, Growth Stock, Small Cap Value and Flexibly Managed Funds may invest in Exchange Traded Funds ("ETFs"). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

REAL ESTATE INVESTMENT TRUSTS

      The REIT and Small Cap Value Funds may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code. The REIT and Small Cap Value Funds will indirectly bear their proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Funds. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

LOAN PARTICIPATIONS AND ASSIGNMENTS

      The Large Cap Growth and High Yield Bond Funds may invest in loan participations and assignments (collectively "participations"). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries (LDC debt). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. The loans underlying such participations may be secured or unsecured, and the Fund may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

      The loan participations in which the Large Cap Growth and High Yield Bond Fund will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender's rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

      Because the Large Cap Growth and High Yield Bond Funds are allowed to purchase debt securities, including debt securities at private placement, the Fund will treat loan participations as securities and not subject to its fundamental investment restriction prohibiting the Fund from making loans.

      There may not be a liquid public market for the loan participations. Hence, the Funds may be required to consider loan participations as illiquid securities and subject them to the Funds' restriction on investing no more than 15% of assets in securities for which there is no readily available market. The Funds would initially impose a limit of no more than 5% of total assets in illiquid loan participations. The Large Cap Growth Fund currently does not intend to invest more than 5% of its assets in loan participations.

      Where required by applicable SEC positions, the Funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction which prohibits investing more than 5% of Fund assets in the securities of a single issuer.

      Various service fees received by the High Yield Bond and Large Cap Growth Funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Internal Revenue Code. Thus the sum of such fees plus any other non-qualifying income earned by the Fund cannot exceed 10% of total income.

TRADE CLAIMS

      The Large Cap Growth and High Yield Bond Funds may invest up to 5% of their total assets in trade claims. Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection payments on these trade claims cease and the claims are subject to a compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

      Over the last few years a market for the trade claims of bankrupt companies has developed. Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

      Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

      As noted above, investing in trade claims does carry some unique risks which include:

      ESTABLISHING THE AMOUNT OF THE CLAIM. Frequently, the supplier's estimate of its receivable will differ from the customer's estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

      DEFENSES TO CLAIMS. The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. Preference payments are all payments made by the debtor during the 90 days prior to the bankruptcy filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business. While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

      DOCUMENTATION/INDEMNIFICATION. Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller's credit.

      VOLATILE PRICING DUE TO ILLIQUID MARKET. There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. Accordingly, trade claims may be illiquid investments.

      NO CURRENT YIELD/ULTIMATE RECOVERY. Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

      TAX ISSUE. Although the issue is not free from doubt, it is likely that trade claims would be treated as non-securities investments. As a result, any gains would be considered "non-qualifying" under the Internal Revenue Code. The High Yield Bond Fund and Large Cap Growth Fund may have up to 10% of its gross income (including capital gains) derived from non-qualifying sources.

INVESTMENT RESTRICTIONS

      Except as otherwise specified, the investment restrictions described below have been adopted as fundamental policies of the sixteen respective Funds. Fundamental policies may not be changed without the approval of the lesser of:
(1) 67% of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund's outstanding shares. Operating policies are subject to change by Penn Series' Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrows by, a Fund.

MONEY MARKET FUND

      Investment restrictions (1) through (4), (6), (8) through (12), and (16) described below have been adopted by the Money Market Fund and are fundamental policies, except as otherwise indicated. Restrictions (5), (7), and (13) through
(15) are operating policies subject to change by the Board of Directors without shareholder approval.


      The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. More than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUER. More than 10% of the outstanding voting securities of any issuer would be held by the Fund; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or to certificates of deposit, or bankers' acceptances; (D) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors;
(2) EQUITY SECURITIES. Purchase any common stocks or other equity securities, or securities convertible into equity securities; (3) RESTRICTED OR ILLIQUID SECURITIES. Purchase restricted securities, illiquid securities, or securities without readily available market quotations, or invest more than 10% of the value of its total assets in repurchase agreements maturing in more than seven days and in the obligations of small banks and savings and loan associations which do not have readily available market quotations; (4) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (5) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (6) COMMODITIES. Purchase or sell commodities or commodity contracts; (7) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (8) PURCHASES ON MARGIN. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; (9) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; (10) BORROWING. Borrow money, except that the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only from banks in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrows will reduce net investment income; (11) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; (12) UNDERWRITING. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; (13) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (14) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof; or (15) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities.


LIMITED MATURITY BOND FUND

      Investment restrictions (1) through (9) have been adopted by the Limited Maturity Bond Fund as fundamental policies.

      The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

QUALITY BOND FUND

      Investment restrictions (1), (2), (4) through (9), (13) and (14) have been adopted by the Quality Bond Fund as fundamental policies, except as otherwise indicated. Restrictions (3) and (10) through (12) are operating policies subject to change by the Board of Directors without shareholder approval.

      The Fund may not: (1)(A) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (B) INDUSTRY Concentration. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that the Fund will invest 25% or more of its assets, but not more than 50%, in any one of the gas utility, gas transmission utility, electric utility, telephone utility, and petroleum industries under certain circumstances (see THE QUALITY BOND FUND'S POLICY REGARDING INDUSTRY CONCENTRATION above), but this limitation does not apply to bank certificates of deposit; (C) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities (taken at cost) of issuers which at the time of purchase had been in operation less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of the issuer) and in equity securities which are not readily marketable for reasons other than restrictions against sale to the public without registration under the Securities Act of 1933; (D) RESTRICTED SECURITIES. More than 10% of the value of the total assets of the Fund would be invested in securities which are subject to legal or contractual restrictions on resale; or (E) WARRANTS. More than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities; (2) REAL ESTATE. Purchase or sell real estate (although it may purchase securities of companies whose business involves the purchase or sale of real estate); (3) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (4) COMMODITIES. Purchase or sell commodities or commodity contracts, except that the Fund may enter into interest rate futures contracts, subject to (14) below; (5) SHORT SALES AND PURCHASES ON MARGIN. Purchase securities on margin or effect short sales of securities, but the Fund may make margin deposits in connection with interest rate futures transactions subject to (14) below; (6) LOANS. Make loans (although it may acquire publicly-distributed bonds, debentures, notes, and other debt securities, may enter into repurchase agreements, may lend portfolio securities, and may purchase debt securities at private placement within the limits imposed above on the acquisition of restricted securities); (7) BORROWING. Borrow money, except the Fund may (i) borrow money for temporary administrative purposes and then only in amounts not exceeding the lesser of 10% of its total assets valued at cost, or 5% of its total assets valued at market and, in any event, only if immediately thereafter there is an asset coverage of at least 300%, and (ii) enter into interest rate futures contracts; (8) MORTGAGING. Mortgage, pledge, or hypothecate securities, except (i) in connection with permissible borrows where the market value of the securities mortgaged, pledged, or hypothecated does not exceed 15% of the Fund's assets taken at cost; provided, however, that as a matter of operating policy, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, taken at market, in order to comply with certain state investment restrictions, and (ii) interest rate futures contracts; (9) UNDERWRITING. Act as an underwriter of securities, except insofar as it might be deemed to be such for purposes of the Securities Act of 1933 upon the disposition of certain portfolio securities acquired within the limitations of restriction (e) above; (10) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (11) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof, except the Fund reserves the right to write covered call options and purchase put and call options; (12) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (13) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (14) FUTURES CONTRACTS. Enter into an interest rate futures contract if, as a result thereof,
(i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract); or
(ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

HIGH YIELD BOND FUND

      Investment restrictions (1), (2), (4), (6), (8) through (12), and (15) through (16) have been adopted by the High Yield Bond Fund as fundamental policies, except as otherwise indicated. Restrictions (3), (5), (7), (13) through (14), and (17) through (19) are operating policies subject to change by the Board of Directors without shareholder approval.


      The Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (A) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. With respect to 75% of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (B) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUER. With respect to 75% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; (C) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Fund's position in issues maturing in one year or less equals 35% or more of the Fund's total assets; (2) EQUITY SECURITIES. Invest more than 20% of the Fund's total assets in common stocks (including up to 10% in warrants); (3) RESTRICTED OR ILLIQUID SECURITIES. Invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities and securities without readily available market quotations; (4) REAL ESTATE. Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business); (5) INVESTMENT COMPANIES. Purchase securities of open-end or closed-end investment companies except (i) in compliance with the Investment Company Act of 1940 and any rules adopted thereunder or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price; (6) COMMODITIES. Purchase or sell commodities or commodity contracts, except that it may enter into interest rate futures contracts, subject to (16) below; (7) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result, more than 5% of the Fund's total assets would be invested in such programs; (8) PURCHASES ON MARGIN. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with interest rate futures contracts, subject to (16) below; (9) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if as a result the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (10) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrows will reduce net investment income; the Fund may enter into interest rate futures contracts as set forth in (16) below; (11) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into interest rate futures contracts; (12) UNDERWRITING.

Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities;
(13) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (14) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information; (15) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; (16) FUTURES CONTRACTS. Enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon; (17) PURCHASES WHEN BORROWINGS OUTSTANDING. Purchase additional securities when money borrowed exceeds 5% of the Fund's total assets; (18) SHORT SALES. Effect short sales of securities; or (19) WARRANTS. Invest in warrants if, as a result, more than 10% of the value of the net assets of the Fund would be invested in warrants.


FLEXIBLY MANAGED FUND

      Investment restrictions (1), (3), (5), (7) through (11), (13), and (14) are fundamental policies of the Flexibly Managed Fund, except as otherwise indicated. Restrictions (2), (4), (6) and (12) are operating policies and are subject to change by the Board of Directors without shareholder approval.


      The Flexibly Managed Fund may not: (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result: (a) PERCENT LIMIT ON ASSETS INVESTED IN ANY ONE ISSUER. With respect to 75% of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer (including repurchase agreements with any one issuer); (b) PERCENT LIMIT ON SHARE OWNERSHIP OF ANY ONE ISSUER. With respect to 75% of the Fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund; (c) INDUSTRY CONCENTRATION. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the banking industry when the Fund's position in issues maturing in one year or less equals 35% or more of the Fund's total assets; (2) RESTRICTED OR ILLIQUID SECURITIES. Purchase a security if, as a result, more than 15% of the value of the Fund's net assets would be invested in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities, and securities without readily available market quotations; (3) REAL ESTATE. Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business); (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except (i) to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder, or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts, subject to (14) below; (6) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of its total assets would be invested in such programs; (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with futures contracts, subject to (14) below; (8) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income. The Fund may enter into futures contracts as set forth in (14) below; (10) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts; (11) UNDERWRITING. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (13) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (14) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.


GROWTH STOCK FUND

      Investment restrictions (1) through (14) and (19) and (20) described below have been adopted by the Growth Stock Fund and are fundamental policies, except as otherwise indicated. Restrictions (15) through (18) are operating policies which are subject to change by the Board of Directors without shareholder approval.

      The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) UNSEASONED ISSUERS. Purchase the securities of any issuer engaged in continuous operation for less than three years; (3) INDUSTRY CONCENTRATION. Purchase any securities which would cause more than 25% of its total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry; (4) REAL ESTATE. Purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (20) below; (6) INVESTMENT COMPANIES. Acquire the securities of any investment company, except securities purchased in regular transactions in the open market or acquired pursuant to a plan of merger or consolidation (to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder); (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, and except for margin deposits made in connection with futures contracts, subject to (20) below; (8) LOANS. Make loans, except that it may (i) acquire publicly distributed bonds, debentures, notes, and other debt securities, and (ii) lend portfolio securities provided that no such loan may be made if as a result the aggregate of such loans would exceed 30% of the value of the Fund's total assets; (9) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on such borrows will reduce net investment income. The Fund may also enter into futures contracts as set forth in (20) below; (10) UNDERWRITING. Act as an underwriter of securities, except insofar as it might technically be deemed to be an underwriter for purposes of the Securities Act of 1933 upon disposition of certain securities;
(11) SECURITIES OF ADVISER. Purchase or retain the securities of its investment adviser, or of any corporation of which any officer, director, or member of the investment committee of the investment adviser is a director; (12) ALLOCATION OF PRINCIPAL BUSINESS TO OFFICERS AND DIRECTORS. Deal with any of its officers or directors, or with any firm of which any of its officers or directors is a member, as principal in the purchase or sale of portfolio securities; (13) ALLOCATION OF BROKERAGE BUSINESS TO ADVISER. Pay commissions on portfolio transactions to its investment adviser or to any officer or director of its investment adviser; (14) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (15) ILLIQUID SECURITIES. Purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities; (16) PUTS, CALLS, ETC. Invest in puts, calls, straddles, spreads, or any combination thereof, except that the Fund reserves the right to write covered call options and purchase put and call options; (17) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (18) MORTGAGING. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Growth Stock Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts;
(19) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (20) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

LARGE CAP VALUE FUND

      Investment restrictions (1), (2), (3), (5), (7) through (11), and (14) are fundamental policies of the Large Cap Value Fund, except as otherwise indicated. Restrictions (4), (6), (12) and (13) are operating policies and are subject to change by the Board of Directors without shareholder approval.

      The Fund may not: (1) (A) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (B) INDUSTRY Concentration. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; (C) UNSEASONED ISSUERS. More than 5% of the value of the Large Cap Value Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in: (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable; (3) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (14) below; (6) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to (14) below; (8) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) BORROWING. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; interest paid on any such borrows will reduce net investment income; the Fund may also enter into futures contracts as set forth in (14) below; (10) MORTGAGING. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; and (ii) it may enter into futures contracts; (11) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (13) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (14) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

LARGE CAP GROWTH FUND

      Investment restrictions (1) through (7) have been adopted by the Large Cap Growth Fund as fundamental policies.

      The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (5) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (6) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (4) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (7) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

INDEX 500 FUND

      Investment restrictions (1) through (9) have been adopted by the Index 500 Fund as fundamental policies.

      The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;
(8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

MID CAP GROWTH FUND

      Investment restrictions (1) through (9) have been adopted by the Mid Cap Growth Fund as fundamental policies.

      The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

MID CAP VALUE FUND

      Investment restrictions (1) through (9) have been adopted by the Mid Cap Value Fund Bond Fund as fundamental policies.

      The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (6) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; (8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (6) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; and (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies.

STRATEGIC VALUE FUND

      Investment restrictions (1) through (3), (5) and (7) through (9) have been adopted by the Strategic Value Fund as fundamental policies. Restrictions (4)
(6) and (10) through (15) are operating policies and are subject to change by the Board of Directors without shareholder approval.

      The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) INDUSTRY CONCENTRATION. Purchase securities of any issuer if, as a result, more than twenty-five percent of the value of the Fund's total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset backed securities will be classified according to the underlying assets securing such securities; (3) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate; (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time (the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities); (6) SHORT SALES. Make short sales of securities or maintain a short position except to the extent permitted by applicable law; (7) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities or in connection with a merger or acquisition; (8) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (5) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; (9) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies; (10) ILLIQUID SECURITIES. Invest more than 15% of its net assets (at the time of investment) in illiquid securities, except for qualifying for resale under Rule 144 of the Securities Act of 1933; (11) UNSEASONED ISSUERS. Purchase the securities of any issuer engaged in continuous operation for less than three years; (12) WARRANTS. Invest in warrants if, at the time of the acquisition, its investment in warrants would exceed 5% of the Fund's total assets; (13) REAL ESTATE. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases;
(14) DERIVATIVES. Write, purchase or sell puts, calls, straddles, spreads or combination thereof; and (15) TRANSACTION WITH FUND OFFICERS. Buy from or sell to any of its officers, trustees, employees, or its investment adviser or any of its officers, trustees, partners or employees, any securities other than shares of the Fund.

SMALL CAP GROWTH FUND

      Investment restrictions (1) through (9) are fundamental policies of the Small Cap Growth Fund, except as otherwise indicated. Restrictions (10) through
(14) are non-fundamental operating policies and are subject to change by the Board of Directors without shareholder approval.

      The Fund may not: (1) DIVERSIFICATION. Make an investment unless, when considering all its other investments, 75% of the value of the Fund's assets would consist of cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities and other securities; for purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of the Fund's assets and to not more than 10% of the issuer's outstanding voting securities held by Penn Series as a whole; (2) INDUSTRY CONCENTRATION. Invest more than twenty-five percent or more of the value of the Fund's total assets in the securities of issuers having their principal business activities in the same industry; (3) REAL ESTATE. Invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein; (4) COMMODITIES. Invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon; (5) PURCHASES ON MARGIN. Purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options; (6) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (7) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; (8) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (9) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities. Entering into repurchase agreements, borrowing money in accordance with restriction (7) above, or lending portfolio securities in accordance with restriction (6) above, shall not be considered for purposes of the present restriction a senior security; (10) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (11) OIL AND

GAS PROGRAMS. Invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs; (12) ILLIQUID SECURITIES. Purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities; (13) SHORT SALES. Effect short sales of securities, except short sales "against the box;" (14) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

SMALL CAP VALUE FUND

      Investment restrictions (1) through (9) are fundamental policies of the Small Cap Value Fund, except as otherwise indicated. Restrictions (10) through
(14) are non-fundamental operating policies and are subject to change by the Board of Directors without shareholder approval.

      The Fund may not: (1) DIVERSIFICATION. Make an investment unless, when considering all its other investments, 75% of the value of the Fund's assets would consist of cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities and other securities; for purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of the Fund's assets and to not more than 10% of the issuer's outstanding voting securities held by Penn Series as a whole; (2) INDUSTRY CONCENTRATION. Invest more than twenty-five percent or more of the value of the Fund's total assets in the securities of issuers having their principal business activities in the same industry; (3) REAL ESTATE. Invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein; (4) COMMODITIES. Invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon; (5) PURCHASES ON MARGIN. Purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options; (6) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (7) BORROWING. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market; the Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities; (8) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (9) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities. Entering into repurchase agreements, borrowing money in accordance with restriction (7) above, or lending portfolio securities in accordance with restriction (6) above, shall not be considered for purposes of the present restriction a senior security; (10) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (11) OIL AND GAS PROGRAMS. Invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs; (12) ILLIQUID SECURITIES. Purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities; (13) SHORT SALES. Effect short sales of securities, except short sales "against the box;" (14) MORTGAGING. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

INTERNATIONAL EQUITY FUND

      Investment restrictions (1), (2), (3), (5), (7) through (11), (13), and
(14) are fundamental policies of the International Equity Fund, except as otherwise indicated. Restrictions (4), (6) and (12) are operating policies and are subject to change by the Board of Directors without shareholder approval.


      The Fund may not: (1) (A) DIVERSIFICATION. With respect to 75% of its assets invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (B) INDUSTRY Concentration. Twenty-five percent or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; (C) UNSEASONED ISSUERS. More than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; (2) RESTRICTED OR NOT READILY MARKETABLE SECURITIES. Purchase a security if, as a result, more than 10% of the Fund's total assets would be invested in: (a) securities with legal or contractual restrictions on resale; (b) repurchase agreements maturing in more than seven (7) days; and (c) other securities that are not readily marketable; (3) REAL ESTATE. Purchase or sell real estate (although it may purchase money market securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein); (4) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (5) COMMODITIES. Purchase or sell commodities or commodity contracts; except that it may enter into futures contracts subject to (14) below; (6) OIL AND GAS PROGRAMS. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (7) SHORT SALES AND PURCHASES ON MARGIN. Effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to (14) below; (8) LOANS. Make loans, although the Fund may (i) purchase money market securities and enter into repurchase agreements, and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of the value of the Fund's total assets; provided, however, that the Fund may acquire publicly distributed bonds, debentures, notes and other debt securities and may purchase debt securities at private placement within the limits imposed on the acquisition of restricted securities; (9) BORROWING. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrows will reduce net investment income. The Fund may also enter into futures contracts as set forth in (14) below; (10) MORTGAGING. Mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund's assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market; and (ii) it may enter into futures contracts; (11) UNDERWRITING. Underwrite securities issued by other persons except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objectives, program, and restrictions; and (ii) the later disposition of restricted securities acquired within the limits imposed on the acquisition of restricted securities; (12) CONTROL OF PORTFOLIO COMPANIES. Invest in companies for the purpose of exercising management or control; (13) SENIOR SECURITIES. Issue any class of securities senior to any other class of securities; or (14) FUTURES CONTRACTS. Enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund's total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

REIT FUND

      Investment restrictions (1) through (8) have been adopted by the REIT Fund as fundamental policies. Restriction (9) is a non-fundamental operating policy and is subject to change by the Board of Directors without shareholder approval.

      The Fund may not: (1) DIVERSIFICATION. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; (2) REAL ESTATE. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by real estate investment trusts) and may purchase and sell securities that are secured by interests in real estate; (3) INVESTMENT COMPANIES. Purchase securities of open-end and closed-end investment companies, except to the extent permitted by the Investment Company Act of 1940 and any rules adopted thereunder; (4) COMMODITIES. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from entering into interest rate futures contracts or options thereon or from investing in securities or other instruments backed by the physical commodities); (5) BORROWING. Borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time; (6) UNDERWRITING. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;
(7) SENIOR SECURITIES. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in (5) above or as permitted by rule, regulation or order of the SEC. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof; (8) LENDING. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objectives and policies, any applicable exemptive orders; and (9) ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Invest more than 15% of its net assets in illiquid or restricted securities (this restriction does not apply to any Rule 144A restricted security).

      In addition to the restrictions set forth above each Fund may be subject to investment restrictions imposed under the insurance laws and regulations of Pennsylvania and other states. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of the shareholders, with the requirements as so modified.

      Section 817(h) of the Internal Revenue Code requires that the assets of each Fund be adequately diversified so that Penn Mutual or its affiliated insurance companies, and not the variable contract owners, are considered the owners for federal income tax purposes of the assets held in the separate accounts. Each Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the particular Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), each Fund will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

      In addition to the foregoing, the Money Market Fund will restrict its investments in accordance with the portfolio quality, diversification and maturity standards contained in Rule 2a-7 under the Investment Company Act of 1940. See "INVESTMENT POLICIES -- MONEY MARKET FUND" above for certain of the restrictions contained in the Rule.

GENERAL INFORMATION

INVESTMENT ADVISORY SERVICES

      INDEPENDENCE CAPITAL MANAGEMENT, INC. Independence Capital Management, Inc. ("ICMI"), a wholly-owned Penn Mutual subsidiary, serves as investment adviser to all of the Funds and performs day-to-day investment management services for the Money Market, Limited Maturity Bond and Quality Bond Funds. See "INVESTMENT ADVISER" in the prospectus for information regarding ICMI and investment advisory and management services provided to the Funds by ICMI.

      The Money Market, Limited Maturity Bond, Quality Bond, and Growth Stock Funds pay ICMI, on a monthly basis, an advisory fee based on the average daily net assets of each Fund at the following annual rates: Money Market Fund, 0.20%; Limited Maturity Bond Fund, 0.30%; Quality Bond Fund, 0.35%; and Growth Stock Fund, 0.65%. The advisory fees for the Money Market, Quality Bond, and Growth Stock Funds will be reduced by 0.05% with respect to average daily net assets in excess of $100,000,000.

      For providing investment advisory and management services to the High Yield Bond, Flexibly Managed, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Strategic Value Fund, Small Cap Value, International Equity and REIT Funds, the Funds pay ICMI, on a monthly basis, an advisory fee based on average daily net assets of each Fund, at the following annual rates: High Yield Bond, 0.50%; Flexibly Managed, 0.60%; Large Cap Value 0.60%; Large Cap Growth, 0.55%; Index 500, 0.07%; Mid Cap Growth, 0.70%; Strategic Value Fund, 0.72%; Small Cap Value, 0.85%; International Equity, 0.85%; and REIT, 0.70%.

      For providing investment advisory and management services to the Mid Cap Value Fund, the Fund pays ICMI, on a monthly basis, an advisory fee based on average daily net assets of the Fund, at the following annual rates: 0.55% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next
$250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000;
and 0.425% of average daily net assets in excess of $1,500,000,000.

      For providing investment advisory and management services to the Small Cap Growth Fund, the Fund pays ICMI, on a monthly basis, an advisory fee based on average daily net assets of the Fund, at the following annual rates: 0.80% of the first $25,000,000 of average daily net assets; 0.75% of the next $25,000,000 of average daily net assets; and 0.70% of the average daily net assets in excess of $50,000,000.

      WELLS CAPITAL MANAGEMENT INCORPORATED. Wells Capital Management Incorporated ("Wells") serves as sub-adviser to the INDEX 500 FUND and performs day-to-day investment management services to the Fund. See "INVESTMENT SUB-ADVISERS" in the Prospectus for more information regarding the investment advisory services provided to the Fund. Wells Capital Management is a wholly-owned subsidiary of Wells Fargo Bank, N.A. which in turn is wholly-owned by Wells Fargo & Company, a diversified financial services company. For providing sub-advisory services to the Fund, ICMI pays Wells, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.07% of the first $100,000,000 of average daily net assets and 0.03% of average daily net assets in excess of $100,000,000.

      TURNER INVESTMENT PARTNERS, INC. Turner Investment Partners, Inc. ("Turner") serves as sub-adviser to the MID CAP GROWTH FUND and performs day-to-day investment management services to the Fund. See "INVESTMENT SUB-ADVISERS" in the Prospectus for information regarding the investment advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Turner, on a monthly basis, based on the average daily net assets of the Fund, a sub-advisory fee at an annual rate of 0.50%.

      NEUBERGER BERMAN MANAGEMENT INC. Neuberger Berman Management Inc. ("Neuberger Berman") serves as sub-adviser to the MID CAP VALUE FUND and performs day-to-day investment management services to the Fund. See "INVESTMENT SUB-ADVISERS" in the Prospectus for more information regarding the investment advisory services provided to the Fund. For providing sub-advisory service to the Fund, ICMI pays Neuberger Berman, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.43%.

      GOLDMAN SACHS ASSET MANAGEMENT, L.P. Goldman Sachs Asset Management, L.P. ("GSAM") serves as sub-adviser to the SMALL CAP VALUE FUND and performs day-to-day investment management services for the Fund. GSAM is wholly-owned by The Goldman Sachs Group, Inc. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory service to the Fund, ICMI pays GSAM, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund, at an annual rate of 0.75% of the first $50,000,000 of average daily net assets; 0.70% with respect to the next $50,000,000 of average daily net assets; and 0.65% of average daily net assets in excess of $100,000,000.


      T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as sub-adviser to the FLEXIBLY MANAGED, GROWTH STOCK, and HIGH YIELD BOND FUNDS and performs day-to-day investment management services for the Funds. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Funds. For providing sub-advisory services to the Funds, ICMI pays T. Rowe Price, on a monthly basis, fees based on the average daily net assets of each Fund. The fees for the Flexibly Managed and High Yield Bond Funds are paid at the following rates:
0.50% with respect to the first $250,000,000 of the combined total average daily net assets of the two Funds and 0.40% with respect to the next $250,000,000 of combined total average daily net assets of the two Funds; provided, that the fees shall be paid at the rate of 0.40% with respect to all average daily net assets of the two Funds at such time as the combined total average daily net assets of the two Funds exceed $500,000,000. The fees for the Growth Stock Fund are paid at the following rates: 0.40% with respect to the first $500,000,000 of the average daily net assets of the Fund; and 0.35% of the average daily net assets of the Fund in excess of $500,000,000.



      T. ROWE Price has agreed to waive its monthly compensation due it under the Investment Sub-Advisory Agreement to the extent necessary to reduce its effective monthly sub-advisory fees for the Funds by the following percentages based on the combined average daily net assets of the Funds, and the certain other Penn Mutual accounts sub-advised by T. Rowe Price:


COMBINED ASSET LEVELS                                PERCENTAGE FEE WAIVER
-------------------------------------                ---------------------
Between $750 million and $1.5 billion                5% fee reduction
Between $1.5 billion and $3 billion                  7.5% fee reduction
Above $3 billion                                     10% fee reduction

      ABN AMRO ASSET MANAGEMENT, INC. ABN AMRO Asset Management, Inc. ("ABN AMRO") serves as sub-adviser to the LARGE CAP GROWTH FUND and performs day-to-day investment management services for the Fund. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays ABN AMRO, on a monthly basis, fees based on the average daily net assets of the Fund. The fees are paid at the following rates: 0.425% with respect to the first $50,000,000 of the average daily net assets of the Fund; and 0.40% of the average daily net assets of the Fund in excess of $50,000,000.

      LORD, ABBETT & CO. LLC. Lord, Abbett & Co. LLC ("Lord Abbett") serves as sub-adviser to the STRATEGIC VALUE AND LARGE CAP VALUE FUNDS and performs day-to-day investment management services for the Funds. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Funds. For providing sub-advisory services to the Funds, ICMI pays Lord Abbett, on a monthly basis, fees based on the average daily net assets of the Funds. The fees for the Strategic Value Fund are paid at the following rates: 0.45% with respect to the first $200,000,000 of the average daily net assets of the Fund; 0.40% with respect to the next $300,000,000 of the average daily net assets of the Fund; and 0.375% with respect to the average daily net assets of the Fund in excess of $500,000,000. The fees paid for the Large Cap Value Fund are paid at the following rates: 0.35% with respect to the first $200,000,000 of the average daily net assets of the Fund; 0.30% with respect to the next $200,000,000 of the average daily net assets of the Fund; and 0.25% with respect to the average daily net assets of the Fund in excess of $400,000,000.


      HEITMAN REAL ESTATE SECURITIES LLC. Heitman Real Estate Securities LLC ("Heitman") serves as sub-adviser to the REIT FUND and performs day-to-day investment management services for the Fund. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Heitman, on a monthly basis, an advisory fee based on the average daily net assets of the Fund, at an annual rate of 0.40%.



      VONTOBEL ASSET MANAGEMENT, INC. Vontobel Asset Management, Inc. ("Vontobel") serves as sub-adviser to the INTERNATIONAL EQUITY FUND and performs the day-to-day investment management services for the Fund. See "INVESTMENT SUB-ADVISERS" in the prospectus for information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Vontobel, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are paid at the following rates: 0.50% with respect to the first $227,000,000 of the average daily net assets of the Fund; and 0.35% with respect to the average daily net assets of the Fund in excess of $227,000,000.



      BJURMAN, BARRY & ASSOCIATES. Bjurman, Barry & Associates ("BBA") serves as sub-adviser to the SMALL CAP GROWTH FUND and performs day-to-day investment management services for the Fund. See "INVESTMENT SUB-ADVISERS" in the prospectus for more information regarding the sub-advisory services provided to the Fund. ICMI pays BBA, on a monthly basis, a sub-advisory fee based on average daily net assets of the Fund. The sub-advisory fee is paid at the following rate: 0.50% of the average daily net assets of the Fund.


      In the years 2006, 2005, and 2004, the advisory fees paid to ICMI by each of the Funds were as follows:



          FUND                   2006         2005         2004
---------------------------   ----------   ----------   ----------
Money Market Fund             $  152,089   $  152,510   $  186,947
Limited Maturity Bond Fund       136,823      177,497      134,663
Quality Bond Fund                515,353      518,483      567,590
High Yield Bond Fund (1)         426,811      427,488      416,394
Flexibly Managed Fund (2)      7,148,637    5,944,673    4,749,993
Growth Stock Fund (3)            746,440      631,560      604,522
Large Cap Value Fund (4)       1,347,741    1,292,566    1,282,843
Large Cap Growth Fund (5)        156,698      137,453      112,558
Index 500 Fund (6)               165,732      166,421      167,979
Mid Cap Growth Fund (7)          601,379      510,092      460,201
Mid Cap Value Fund (8)           663,207      565,592      481,673
Strategic Value Fund (9)         310,417      270,906      157,552
Small Cap Growth Fund (10)       834,488      787,528      809,297
Small Cap Value Fund (11)      1,439,203    1,329,365    1,310,735
International Equity Fund (12) 2,070,977    1,477,794    1,182,076
REIT Fund (13)                   394,416      251,604      152,951



----------
1. In 2006, 2005, and 2004, ICMI paid sub-advisory fees to T. Rowe Price Associates, Inc. of $333,566, $335,840, and $330,511, respectively.



2. In 2006, 2005, and 2004, ICMI paid sub-advisory fees to T. Rowe Price Associates, Inc. of $4,655,437, $3,891,584, and $3,140,537, respectively.



3. In 2006, 2005 and the period August 1, 2004 through December 31, 2004, ICMI paid sub-advisory fees to T. Rowe Price Associates, Inc. of $453,537, $382,067 and $148,849, respectively.



4. For the period January 1, 2004 through July 31, 2004 ICMI paid sub-advisory fees to Putnam Investment Management LLC of $574,321. In 2006, 2005 and for the period August 1, 2004 through December 31, 2004, ICMI paid sub-advisory fees to Lord, Abbett & Co. LLC of $773,870, $746,283, and $308,632, respectively.



5. For the period January 1, 2004 through July 31, 2004, ICMI paid sub-advisory fees to Franklin Advisers, Inc. of $48,242. In 2006, 2005, and for the period August 1, 2004 through December 31, 2004, ICMI paid sub-advisory fees to ABN AMRO Asset Management Inc. of $121,085, $106,214, and 38,735, respectively.



6. In 2006, 2005, and 2004, ICMI paid sub-advisory fees to Wells Capital Management Incorporated of $111,028, $111,323, and $111,991, respectively.



7. In 2006, 2005, and 2004, ICMI paid sub-advisory fees to Turner Investment Partners, Inc. of $429,557, $364,351, and $328,715, respectively.



8. In 2006, 2005, and 2004, ICMI paid sub-advisory fees to Neuberger Berman Management Inc. of $518,507, $442,190, and $376,581, respectively.



9. In 2006, 2005, and 2004, ICMI paid sub-advisory fees to Lord, Abbett & Co. LLC of $194,011, $169,316, and $98,470, respectively.



10. For the period January 1, 2004 through July 31, 2004, ICMI paid sub-advisory fees to RS Investment Management, Inc. of $417,869. In 2006, 2005 and for the period August 1, 2004 through December 31, 2004, ICMI paid sub-advisory fees to Bjurman, Barry & Associates of $569,277, $535,734 and $221,246, respectively.

11. For the period January 1, 2004 through July 31, 2004, ICMI paid sub-advisory fees to Royce & Associates, LLC of $577, 270. In 2006, 2005 and for the period August 1, 2004 through December 31, 2004, ICMI paid sub-advisory fees to Goldman Sachs Asset Management, L.P. of $1,175,567, $1,091,573 and $447,708, respectively. The advisory fees paid are before a contractual waiver of $0, $0, and $30,102, for 2006, 2005, and 2004, respectively.



12. In 2006, 2005, and 2004, ICMI paid sub-advisory fees to Vontobel Asset Management, Inc. of $1,195,792, $869,290, and $695,339, respectively.



13. In 2006, 2005, and 2004, ICMI paid sub-advisory fees to Heitman Real Estate Securities LLC of $239,605, $154,557, and $93,956, respectively.


PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own (if any) and how they are compensated.

INDEPENDENCE CAPITAL MANAGEMENT, INC.: INVESTMENT ADVISER TO THE MONEY MARKET, LIMITED MATURITY AND QUALITY BOND FUNDS (COLLECTIVELY, THE "FUNDS").


COMPENSATION. The portfolio managers for the Quality Bond, Limited Maturity Bond and Money Market Funds are compensated by the Funds' adviser, Independence Capital Management, Inc. and its parent, The Penn Mutual Life Insurance Company. Each portfolio manager's compensation consists of three components. The first component is base salary, which is fixed and reviewed annually. The second component of compensation is in the form of a performance bonus which is based upon relative performance of the individual portfolios managed by the portfolio managers versus an appropriate market benchmark for each portfolio measured over both a one- and three- year time period (pre-tax). The third component of compensation is in the form of a bonus based upon a multiple of base salary and tied to specific measures of profitability goals, sales goals and expense management goals of The Penn Mutual Life Insurance Company.



Peter M. Sherman, in his capacity as Executive Vice President and Chief Investment Officer of Penn Mutual, is also eligible to participate in a deferred compensation plan that is only made available to certain individuals. Participation in the deferred compensation plan, while exclusive to only some individuals at Penn Mutual, is not solely related to fund management.



FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of the portfolio managers' "beneficial ownership" of shares of the Funds as of December 31, 2006. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.



PORTFOLIO MANAGER         FUND                           DOLLAR RANGE OF FUND SHARES
---------------------     --------------------------     ---------------------------
Peter M. Sherman          Quality Bond Fund              $50,001 - $100,000
                          Money Market Fund              None
                          Limited Maturity Bond Fund     None
Joshua J. Myers           Quality Bond Fund              $10,001 - $50,000
                          Money Market                   None
                          Limited Maturity Bond Fund     None
Jennifer S. Ripper        Quality Bond Fund              $1 - $10,000
                          Money Market Fund              None
                          Limited Maturity Bond Fund     None
John H. Donaldson         Quality Bond Fund              None
                          Money Market Fund              None
                          Limited Maturity Bond Fund     None
Christopher Beaulieu      Quality Bond Fund              None
                          Money Market Fund              None
                          Limited Maturity Bond Fund     None



OTHER ACCOUNTS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2006.

                              REGISTERED              OTHER POOLED
                         INVESTMENT COMPANIES      INVESTMENT VEHICLES           OTHER ACCOUNTS
                         --------------------     --------------------     --------------------------
                         NUMBER OF     TOTAL      NUMBER OF     TOTAL      NUMBER OF
     NAME                ACCOUNTS      ASSETS     ACCOUNTS      ASSETS     ACCOUNTS      TOTAL ASSETS
--------------------     ---------     ------     ---------     ------     ---------     ------------
Peter M. Sherman            0            0          0              0           1         $6.1 billion
Joshua J. Myers             0            0          0              0           1         $6.1 billion
John H. Donaldson           0            0          0              0           1         $6.1 billion
Jennifer S. Ripper          0            0          0              0           1         $6.1 billion
Christopher Beaulieu        0            0          0              0           1         $6.1 billion



CONFLICTS OF INTERESTS. The Portfolio Managers manage multiple accounts, including the Funds. The Portfolio Managers make decisions for each portfolio taking into account the investment objectives, policies, guidelines and other relevant considerations that are applicable to that portfolio. Independence Capital Management, Inc. believes that its written policies and procedures are reasonably designed to minimize potential conflicts of interest and to prevent material conflicts of interest that may arise when managing portfolios for multiple accounts with similar investment objectives, including the management of the Funds and the Penn Mutual Consolidated General Account, which is the account listed in the Table above under the column "Other Accounts".



Independence Capital Management, Inc. does not believe that any material conflicts of interest exist in connection with the Portfolio Managers' management of the investments of the Funds and the investments of the Other Account referenced in the Table above.



T. ROWE PRICE ASSOCIATES ("T. ROWE PRICE"): INVESTMENT SUB-ADVISER TO THE FLEXIBLY MANAGED, HIGH YIELD AND GROWTH STOCK FUNDS (COLLECTIVELY, THE "FUNDS").


COMPENSATION. T. Rowe Price compensates each Fund's portfolio manager. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund's expense ratio is usually taken into account.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.


FUND SHARES OWNED BY PORTFOLIO MANAGERS. The portfolio managers did not beneficially own any shares of the Funds, as of December 31, 2006.

OTHER ACCOUNTS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2006. Total assets are based on T. Rowe Price internal records as of December 31, 2006.



                          REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
                               COMPANIES                          VEHICLES                  OTHER ACCOUNTS
                       ---------------------------   ---------------------------    ----------------------------
                                    TOTAL ASSETS
                        NUMBER      [NOTE: NOT
                          OF         INCLUDING       NUMBER OF                      NUMBER OF
     NAME              ACCOUNTS       FUNDS]         ACCOUNTS     TOTAL ASSETS      ACCOUNTS      TOTAL ASSETS
------------------     --------   ----------------   ---------   ---------------    ---------    ---------------
David Giroux*             2       $ 12,511,209,234      1        $   106,932,415       0         $             0
Jeffrey Arricale*         2       $ 12,511,209,234      1        $   106,932,415       0         $             0
Robert Smith             10       $ 23,035,037,434      1        $   113,408,350       5         $   368,132,318
Mark Vaselkiv             9       $  5,979,558,879      7        $ 2,688,561,987      13         $ 1,748,257,091
P. Robert Bartolo**       0       $              0      0        $             0       0         $             0



----------
* Currently, David Giroux and Jeffrey Arricale serve as Co-Chairmen of the Flexibly Managed Fund's Investment Advisory Committee. Effective on or about June 1, 2007, David Giroux will assume sole responsibility as the Chairman of the Fund's Investment Advisory Committee. Mr. Arricale will continue to contribute to the portfolio management of the Fund as a member of the Fund's Investment Advisory Committee.



** Effective on or about October 1, 2007, P. Robert Bartolo will become Chairman of the Investment Advisory Committee for the Growth Stock Fund.


CONFLICTS OF INTERESTS. T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with a portfolio manager's management of a Fund's investments and the investments of the other accounts listed above.

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed in the "Compensation" section above, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

LORD, ABBETT & CO. LLC ("LORD ABBETT"): INVESTMENT SUB-ADVISER TO THE STRATEGIC VALUE AND LARGE CAP VALUE FUNDS (COLLECTIVELY, THE "FUNDS").

COMPENSATION: Lord Abbett compensates each Fund's investment managers. Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.


FUND SHARES OWNED BY PORTFOLIO MANAGERS. The investment managers did not beneficially own any shares of the Funds as of December 31, 2006.



OTHER ACCOUNTS. The following table indicates for each Fund as of December 31, 2006: (1) the number of other accounts managed by each investment manager who is primarily and jointly responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by financial intermediaries (which include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies) unaffiliated with Lord Abbett.



(The data shown below is approximate.)

                                   REGISTERED               OTHER POOLED
                             INVESTMENT COMPANIES        INVESTMENT VEHICLES              OTHER ACCOUNTS
                          -------------------------    --------------------------   --------------------------
                          NUMBER OF    TOTAL ASSETS    NUMBER OF    TOTAL ASSETS    NUMBER OF    TOTAL ASSETS
          NAME            ACCOUNTS    (IN MILLIONS)    ACCOUNTS     (IN MILLIONS)   ACCOUNTS     (IN MILLIONS)
-----------------------   ---------   -------------    ---------    -------------   ---------    -------------
Large Cap Value Fund
Eli M. Salzmann               10       $ 28,213.6         9           $  791.8       45,132*      $ 19,032.7*
Sholom Dinsky                 10       $ 28,213.6         9           $  791.8       45,132*      $ 19,032.7*
Strategic Value Fund
Edward K. von der Linde       11       $ 14,717.7         1           $   35.5        3,106       $  1,853.2
Howard E. Hansen              12       $ 17,117.6         2           $  266.3        3,117**     $  2,688.1**



----------
* Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $262.9 million in total assets.



** Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $451.2 million in total assets.


CONFLICTS OF INTEREST: Conflicts of interest may arise in connection with the investment managers' management of the investments of each Fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning a Fund's transactions to the advantage of other accounts and to the detriment of the Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Funds. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any fund transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of the Fund and the investments of the other accounts referenced in the table above.

ABN AMRO ASSET MANAGEMENT, INC. ("ABN AMRO"): INVESTMENT SUB-ADVISER TO THE LARGE CAP GROWTH FUND (THE "FUND").



COMPENSATION. ABN AMRO compensates the Fund's portfolio managers. As of December 31, 2006 base salaries for portfolio managers are benchmarked against industry-specific surveys of leading compensation consultants to ensure our ranges are in-line with our industry peers. Each professional participates in an annual incentive, which is based primarily on relative investment performance rankings versus the appropriate peer universes. In the near term, professionals are incented based upon performance over three-year periods. In the longer term, senior professionals are eligible for additional compensation, which is based off of the team's revenue growth.



FUND SHARES OWNED BY PORTFOLIO MANAGER. The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2006.



OTHER ACCOUNTS. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The account listed below is not subject to a performance-based advisory fee. The information below is provided as of December 31, 2006.



                           REGISTERED                OTHER POOLED
                      INVESTMENT COMPANIES       INVESTMENT VEHICLES           OTHER ACCOUNTS
                    ------------------------   ------------------------   ------------------------
                    NUMBER OF                              NUMBER OF                  NUMBER OF
      NAME          ACCOUNTS   TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS
-----------------   --------   -------------   ---------   ------------   ---------   ------------
Richard Drake          2       $ 873,848,076      0           $ 0            19       $381,714,909
Steven G. Sherman      2       $ 873,848,076      0           $ 0            19       $381,714,909


CONFLICTS OF INTERESTS. The portfolio manager manages multiple accounts, including the Fund. The portfolio manager makes decisions for each account based on a model portfolio. Therefore all portfolios should hold similar securities, taking into account the investment objectives, policies, guidelines and other relevant investment considerations that are applicable to that account. ABN AMRO has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

HEITMAN REAL ESTATE SECURITIES LLC ("HEITMAN"): INVESTMENT SUB-ADVISER TO THE REIT FUND (THE "FUND").


COMPENSATION. Heitman compensates the Fund's portfolio managers. The portfolio managers are a part of the 20 senior employees of Heitman and Heitman LLC who hold a 50% equity interest in the business. The expansion of the firm's equity ownership group was done to accomplish two goals: to put in place incentives for peak client service and portfolio performance and to provide the basis for retention of key personnel. The total compensation of these partners is tied directly to the performance of the investments under their individual management and the degree to which client objectives have been met.


Compensation for the portfolio management team is aligned with the interests of Heitman's clients. Compensation comes in the form of salaries, set to market at least annually, and bonus compensation drawn from the profits of the enterprise. Bonuses for Heitman's publicly traded real estate securities investment professionals are determined according to the following criteria: performance versus benchmark, performance versus peer group managers, stock selection ability, and subjective review of performance.

These measures are evaluated over one and three year periods and the resulting bonuses have typically ranged from 0% to 150% of base salary. Heitman participates in several annual compensation surveys including, the McClagan, NAREIM and FPL surveys. Based on these studies, Heitman's compensation structure is competitive with the industry standard.


FUND SHARES OWNED BY PORTFOLIO MANAGERS. The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2006.



OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2006.



                             REGISTERED                  OTHER POOLED
                       INVESTMENT COMPANIES          INVESTMENT VEHICLES            OTHER ACCOUNTS
                       ------------------------   -------------------------   ---------------------------
                       NUMBER OF                  NUMBER OF                   NUMBER OF
      NAME             ACCOUNTS    TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS    ACCOUNTS      TOTAL ASSETS
--------------------   ---------   ------------   ---------   -------------   ---------    --------------
Larry S. Antonatos**      6        611,222,688      9         1,931,520,080     4,738*     2,464,467,473*
Timothy J. Pire**         6        611,222,688      9         1,931,520,080     4,738*     2,464,467,473*



----------
* Two separate accounts, with assets of approximately $95 million, are subject to a performance-based advisory fee.



** Portfolio management is performed by a team of two portfolio managers, Timothy J. Pire and Larry S. Antonatos, each of whom has equal responsibility for the $5.079 billion in total assets under management.


CONFLICTS OF INTERESTS. Heitman attempts to minimize conflicts of interest. Heitman's portfolio trading policy prohibits any allocation of trades in a manner that proprietary accounts, affiliated accounts or any particular client or group of clients receives more favorable treatment than other clients. Heitman often purchases and sells the same security at the same price and time for more than one client because (i) Heitman generally recommends similar strategies for its various accounts, (ii) Heitman only recommends a limited number of real estate related securities, and (iii) numerous clients have similar investment objectives and similar portfolios. Heitman typically allocates trades among the client accounts on a pro-rata basis.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. ("GSAM"): INVESTMENT SUB-ADVISER TO THE SMALL CAP VALUE FUND (THE "FUND").

COMPENSATION: GSAM compensates the Fund's portfolio managers. GSAM and the GSAM Value Team's (the "Value Team") compensation package for its portfolio mangers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but is not a principal factor.

The performance bonus is significantly influenced by 3 Year period of investment performance. The following criteria are considered: individual performance (relative, absolute), team performance (relative, absolute), consistent performance that aligns with clients' objectives, and achievement of top rankings (relative and competitive).

The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for this Fund is the Russell 2000 Value Index. As mentioned above, performance is measured on a 3 Year basis.

Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.


FUND SHARES OWNED BY PORTFOLIO MANAGERS: The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2006. Due to GSAM's internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.



OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2006.



                                                                                      # OF ACCOUNTS
                                                                                         MANAGED
                                                            TOTAL                          THAT        TOTAL ASSETS
NAME OF PORTFOLIO                                           # OF                       ADVISORY FEE    THAT ADVISORY
 MANAGER OR TEAM                                          ACCOUNTS                      BASED ON      FEE BASED ON
     MEMBER                  TYPE OF ACCOUNTS             MANAGED     TOTAL ASSETS     PERFORMANCE     PERFORMANCE
-----------------    ---------------------------------    --------   --------------   -------------   --------------
Dolores Bamford      Registered Investment Companies:        26      $ 16.7 billion         0         $    0
                     Other Pooled Investment Vehicles:        2      $  316 million         2         $  316 million
                     Other Accounts:                        284      $ 10.3 billion         2         $  347 million

Lisa Parisi          Registered Investment Companies:        26      $ 16.7 billion         0         $    0
                     Other Pooled Investment Vehicles:        2      $  316 million         2         $  316 million
                     Other Accounts:                        284      $ 10.3 billion         2         $  347 million

Chip Otness          Registered Investment Companies:         4      $  2.6 billion         0         $    0
                     Other Pooled Investment Vehicles:        2      $  316 million         2         $  316 million
                     Other Accounts:                         22      $  869 million         1         $137.5 million

J. Kelly Flynn       Registered Investment Companies:        26      $ 16.7 billion         0         $    0
                     Other Pooled Investment Vehicles:        2      $  316 million         2         $  316 million
                     Other Accounts:                        284      $ 10.3 billion         2         $  347 million

Scott Carroll        Registered Investment Companies:        26      $ 16.7 billion         0         $    0
                     Other Pooled Investment Vehicles:        2      $  316 million         2         $  316 million
                     Other Accounts:                        284      $ 10.3 billion         2         $  347 million

Edward Perkin        Registered Investment Companies:        26      $ 16.7 billion         0         $    0
                     Other Pooled Investment Vehicles:        2      $  316 million         2         $  316 million
                     Other Accounts:                        284      $ 10.3 billion         2         $  347 million


CONFLICTS OF INTERESTS. GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee.

The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

VONTOBEL ASSET MANAGEMENT, INC. ("VONTOBEL"): INVESTMENT SUB-ADVISER TO THE INTERNATIONAL EQUITY FUND.


COMPENSATION. The portfolio manager for the International Equity Fund ("Fund") is compensated by the Fund's sub-adviser, Vontobel. The firm's portfolio managers have been strong contributors to the growth of the firm given their long tenure and the investment results they have produced. In recognition of their long-standing contribution to the growth of the business they receive a base salary which is excess of market averages. In addition, they receive a percentage share in the advisory fee revenue that the assets under management in their strategies generate. The firm renegotiated the terms of employment with the Fund's portfolio manager in 2005. As a result, part of his revenue share is now deferred for a period of three years.


The portfolio manager does not receive any compensation directly from the Fund or the Fund's investment adviser.


FUND SHARES OWNED BY PORTFOLIO MANAGER. The portfolio manager did not beneficially own any shares of the Fund, as of December 31, 2006.



OTHER ACCOUNTS. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2006.



                      REGISTERED                  OTHER POOLED
                INVESTMENT COMPANIES          INVESTMENT VEHICLES        OTHER ACCOUNTS
             --------------------------   --------------------------  -----------------------
             NUMBER OF                    NUMBER OF                   NUMBER OF
   NAME      ACCOUNTS     TOTAL ASSETS    ACCOUNTS     TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS
----------   ---------   --------------   ---------   --------------  ---------  ------------
Rajiv Jain       5       $1,056,396,093      15       $3,983,290,522      4      $851,434,451


CONFLICTS OF INTERESTS. The portfolio manager is responsible for the day-to-day management of all international equity products which Vontobel Asset Management, Inc. offers. The portfolio manager has a team of analysts that conduct screening of companies that must meet Vontobel's strict investment criteria. This screening process yields an investment universe of approximately 250 companies. Each portfolio is built using the aforementioned investment universe of companies. Vontobel sees no conflicts of interest in managing the above mentioned portfolios within the guidelines set forth by the Fund.

BJURMAN, BARRY & ASSOCIATES ("BB&A"): INVESTMENT SUB-ADVISER TO THE SMALL CAP GROWTH FUND (THE "FUND").

COMPENSATION. The portfolio manager for the Fund is compensated by the Fund's sub-adviser. BB&A compensates its investment professionals with salaries, year-end profit sharing, bonuses, account retention commissions, and performance bonuses based upon account performance. Salaries are competitive with industry standards and are generally set annually. Bonuses are discretionary and are based on a number of subjective factors such as term of employment, level of demonstrated effort, and attitude. Account retention commissions paid to an account manager are a specific percentage of the account fees paid to the Adviser with respect to accounts managed by that manager. Performance bonuses paid to an account manager are a percentage of the account fees paid to BB&A with respect to accounts managed by that manager when that account's pre-tax annual returns are in the top quartile of the returns achieved by other managers in the advisory industry having the same investment objective.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2006.



OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2006.



                             REGISTERED              OTHER POOLED
                        INVESTMENT COMPANIES      INVESTMENT VEHICLES          OTHER ACCOUNTS
                      ------------------------   ---------------------    ------------------------
                                  TOTAL ASSETS
                                   IN MILLIONS
                                   [NOTE: NOT                  TOTAL
                      NUMBER OF     INCLUDING    NUMBER OF   ASSETS IN    NUMBER OF   TOTAL ASSETS
       NAME           ACCOUNTS        FUND]      ACCOUNTS    MILLIONS     ACCOUNTS    IN MILLIONS
-------------------   ---------   ------------   ---------   ---------    ---------   ------------
O. Thomas Barry III       5         $ 643.27        0          $0           18          $ 184.29
G. Andrew Bjurman         0         $      0        0          $0           17          $ 124.76
Stephen W. Shipman*       1         $  16.49        0          $0           51          $  66.38
Patrick T. Bradford       1         $   6.39        0          $0            0          $      0
Roberto P. Wu             0         $      0        0          $0            3          $    4.4



----------
* STEPHEN W. SHIPMAN is responsible for the implementation and monitoring of the Small Cap Absolute Return Strategy (SCAR) accounts. The Small Cap Absolute Return Strategy may be subject to a performance fee in addition to the annual management fee. As of December 31, 2006, there were 12 accounts (having total assets of $8.13 million) in the SCAR strategy.


CONFLICTS OF INTERESTS. BB&A is a sub-adviser and adviser to other accounts whose investment focus may be similar to those of the Fund. BB&A currently has the capacity to manage the Fund and these other accounts, and believes that the performance of the Fund should not be adversely affected by its multiple responsibilities. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of portfolio manager time and attention and investment opportunities, and the aggregation and allocation of trades. BB&A endeavors at all times to manage all accounts in a fair and equitable manner by maintaining policies and procedures relating to allocation and brokerage practices. BB&A seeks to manage mutual funds, separate accounts, wrap accounts and sub-advised accounts so as not to exceed its ability to actively and proficiently manage all accounts.

NEUBERGER BERMAN MANAGEMENT INC. ("NEUBERGER BERMAN"): INVESTMENT SUB-ADVISER TO THE MID CAP VALUE FUND (THE "FUND").

COMPENSATION. Neuberger Berman compensates the Fund's portfolio manager. A portion of the compensation paid to the portfolio manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio manager is paid a base salary that is not dependent on performance. The portfolio manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio manager's compensation package, including: (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.


FUND SHARES OWNED BY PORTFOLIO MANAGER. The portfolio manager did not beneficially own any shares of the Fund, as of December 31, 2006.

OTHER ACCOUNTS. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2006.



                          REGISTERED                OTHER POOLED
                     INVESTMENT COMPANIES        INVESTMENT VEHICLES          OTHER ACCOUNTS
                  --------------------------  -------------------------   ------------------------
                  NUMBER OF                    NUMBER OF                  NUMBER OF
     NAME         ACCOUNTS     TOTAL ASSETS   ACCOUNTS     TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS
---------------   ---------   --------------  ----------   ------------   ---------   ------------

S. Basu Mullick      12       $8.862 billion      0             $0           0             $0


CONFLICT OF INTEREST: While the portfolio manager's management of other accounts may give rise to the conflicts of interest discussed below, Neuberger Berman believes that it has designed policies and procedures to appropriately address those conflicts. From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund and the management of other accounts, which might have similar investment objectives or strategies as the Fund or track the same index the Fund tracks. Other accounts managed by the portfolio manager may hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

As a result of the portfolio manager's day-to-day management of the Fund, the portfolio manager knows the size, timing and possible market impact of the Fund's trades. While it is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund, Neuberger Berman has policies and procedures to address such a conflict.

From time to time, a particular investment opportunity may be suitable for both the Fund and other types of accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. Neuberger Berman has adopted policies and procedures reasonably designed to fairly allocate investment opportunities. Typically, when the Fund and one or more of the other mutual funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties, transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds and accounts involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it.

TURNER INVESTMENT PARTNERS, INC. ("TURNER"): INVESTMENT SUB-ADVISER TO THE MID CAP GROWTH FUND (THE "FUND").


COMPENSATION. Turner compensates the Fund's portfolio managers. Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers for the Fund, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.



The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The Chief Investment Officer is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The portfolio managers did not beneficially own any shares of the Fund, as of December 31, 2006.



OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2006.



                       REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                            COMPANIES                    VEHICLES                   OTHER ACCOUNTS
                     --------------------------   -------------------------   --------------------------
                                  TOTAL ASSETS
                                   [NOTE: NOT
                     NUMBER OF     INCLUDING      NUMBER OF                   NUMBER OF
    NAME             ACCOUNTS       FUNDS]        ACCOUNTS    TOTAL ASSETS    ACCOUNTS     TOTAL ASSETS
------------------   ---------   --------------   ---------   -------------   ---------   --------------
Christopher McHugh      16       $   4 billion       33       $ 691 million     77        $ 5.5 billion
                         3*      $ 817 million*     None*     $   0*             5*       $ 240 million*
Jason Schrotberger      13       $ 3.1 billion       26       $ 501 million     55        $ 2.9 billion
                         1*      $  24 million*     None*     $   0*             5*       $ 240 million*
Tara Hedlund             9       $ 2.7 billion       22       $ 413 million     18        $ 957 million
                         1*      $  24 million*     None*     $   0*             2*       $ 121 million*


----------
*     These accounts are subject to performance-based advisory fees.


CONFLICTS OF INTERESTS. As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.


WELLS CAPITAL MANAGEMENT INCORPORATED ("WELLS CAPITAL"): INVESTMENT SUB-ADVISER TO THE INDEX 500 FUND (THE "FUND").

COMPENSATION. Wells Capital compensates the Fund's portfolio manager. Wells Capital believes that the quality of an investment firm is derived from the intelligence, experience and leadership capabilities of its people. Recruitment and retention are therefore key components of a firm's success. Wells Capital has designed compensation programs to be competitive with those offered by our key competitors in the investment industry.

Compensation for portfolio managers is focused on annual and historical portfolio performance as compared to the portfolio's objectives, and by contribution to client retention, asset growth and business relationships. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation structure is directly linked to the value added to clients' portfolios as measured by the performance metrics described here.

Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, which we believe provides direct participation in the growth and success of the company and its clients. Revenue sharing is one example of a powerful incentive program which helps retain and attract the caliber of investment talent that we believe characterizes Wells Capital's investment teams.

Wells Capital encourages professional development of all its employees to enhance their knowledge and expertise and further their value to our firm. We encourage our professionals to pursue their Masters in Business Administration, the Chartered Financial Analyst designation and other recognized industry programs, where employees may be rewarded for their achievements and reimbursed for their educational fees. Executives also participate in executive/management training seminars and conferences.

FUND SHARES OWNED BY PORTFOLIO MANAGER. The portfolio manager did not beneficially own any shares of the Fund, as of December 31, 2006.



OTHER ACCOUNTS. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2006.



                           REGISTERED               OTHER POOLED
                      INVESTMENT COMPANIES       INVESTMENT VEHICLES          OTHER ACCOUNTS
                    ------------------------   -----------------------   --------------------------
                    NUMBER OF   TOTAL ASSETS   NUMBER OF  TOTAL ASSETS   NUMBER OF    TOTAL ASSETS
     NAME           ACCOUNTS     IN MILLIONS    ACCOUNTS  IN MILLIONS    ACCOUNTS     IN MILLIONS
-----------------   ---------   ------------   ---------  ------------   ---------   --------------
Gregory T. Genung       5         $4,947.1         4       $1,292.8         3          $368.6


CONFLICTS OF INTERESTS. Wells Capital's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

ADMINISTRATIVE AND CORPORATE SERVICES

      Penn Mutual provides administrative and corporate services to Penn Series and receives a fee from Penn Series for those services equal to the annual rate of 0.15% of each Fund's average daily net assets. The administrative and corporate services include: (a) maintenance of records pertaining to Penn Series' affairs, except those that are required to be maintained by Penn Series' investment adviser or sub-adviser, accounting services agent, custodian, or transfer agent; (b) preparation of certain filings, reports and proxy statements required by the federal securities laws; (c) preparation of Penn Series' federal and state tax returns and any other filings required for tax purposes other than those required to be made by Penn Series' custodian, transfer agent, accounting services agent, or investment adviser; (d) such services as Penn Series' Board of Directors may require in connection with its oversight of Penn Series' investment adviser or sub-adviser, accounting services agent, custodian, or transfer agent, including the periodic collection and presentation of data concerning the investment performance of Penn Series' various investment portfolios; (e) the organization of all meetings of Penn Series' Board of Directors; (f) the organization of all meetings of Penn Series' shareholders;
(g) the collection and presentation of any financial or other data required by Penn Series' Board of Directors, accountants, or counsel; and (h) the preparation and negotiation of any amendments to, or substitutes for, the present agreements with Penn Series' investment adviser or sub-adviser, accounting services agent, custodian, or transfer agent. Penn Mutual also bears certain expenses in connection with the services it renders as administrative and corporate services agent, including all rent and other expense involved in the provision of office space for Penn Series and in connection with Penn Mutual's performance of its services as administrative and corporate services agent.


      For fiscal years 2006, 2005, and 2004, the administrative fees paid to Penn Mutual by each of the Funds were as follows:



        FUND                    2006         2005        2004
--------------------------   ----------   ----------   ----------
Money Market Fund            $  114,067   $  114,383   $  140,488
Limited Maturity Bond Fund       68,411       88,748       67,331
Quality Bond Fund               232,676      234,241      258,795
High Yield Bond Fund            128,043      128,247      124,918
Flexibly Managed Fund         1,787,159    1,486,168    1,187,498
Growth Stock Fund               174,110      145,910      139,511
Large Cap Value Fund            336,935      323,141      320,711
Large Cap Growth Fund            42,736       37,487       30,698
Index 500 Fund                  355,139      356,617      359,955
Mid Cap Growth Fund             128,867      109,305       98,615
Mid Cap Value Fund              180,875      154,252      131,365

Strategic Value Fund             64,670       56,439       32,823
Small Cap Growth Fund           170,783      160,720      165,385
Small Cap Value Fund            253,977      234,594      231,306
International Equity Fund       365,467      260,787      208,602
REIT Fund                        84,518       53,915       32,775


      In 2006, 2005, and 2004, administrative fees were waived pursuant to the terms of the administrative and corporate service agreement as follows:


     FUND                       2006         2005         2004
--------------------------   ----------   ----------   ----------
Money Market Fund                 N/A          N/A          N/A
Limited Maturity Bond Fund        N/A          N/A          N/A
Quality Bond Fund                 N/A          N/A          N/A
High Yield Bond Fund              N/A          N/A          N/A
Flexibly Managed Fund             N/A          N/A          N/A
Growth Stock Fund                 N/A          N/A          N/A
Large Cap Value Fund              N/A          N/A          N/A
Large Cap Growth Fund             N/A          N/A          N/A
Index 500 Fund               $ 39,449     $ 41,547     $172,264
Mid Cap Growth Fund            17,492       17,814       19,596
Mid Cap Value Fund                N/A          N/A          N/A
Strategic Value Fund              N/A          N/A        2,078
Small Cap Growth Fund             N/A          N/A          N/A
Small Cap Value Fund              N/A          N/A       15,086
International Equity Fund         N/A          N/A          N/A
REIT Fund                         N/A          N/A          N/A


ACCOUNTING SERVICES

      PFPC Inc. ("PFPC") serves as the accounting services agent to Penn Series. PFPC provides certain accounting and related services to Penn Series, including:
(a) the maintenance for each Fund's daily trial balance, general ledger, subsidiary records, capital stock accounts (other than those maintained by the transfer agent for Penn Series), investment ledger and all other books, accounts and other documents which Penn Series is required to maintain and keep current pursuant to Rule 31a-1(a) and (b) under the 1940 Act (other than those documents listed in subparagraph (4) of Rule 31a-1(b)); (b) the daily valuation of the securities held by, and the net asset value per share of, each Fund; (c) the preparation of such financial information as may reasonably be necessary for reports to shareholders, the Board of Directors and officers, the Securities and Exchange Commission and other federal and state regulatory agencies; and (d) the maintenance of all records for each Fund that may reasonably be required in connection with the audits of such Fund. The fee for the accounting services is based on a predetermined percentage of daily average net assets of each Fund.


      For fiscal years 2006, 2005, and 2004, the accounting fees paid by each of the Funds were as follows:



        FUND                   2006       2005       2004
--------------------------   --------   --------   --------
Money Market Fund            $ 56,304   $ 57,191   $ 70,059
Limited Maturity Bond Fund     33,995     44,374     33,666
Quality Bond Fund             101,613    103,080    111,265
High Yield Bond Fund           63,194     64,123     62,459
Flexibly Managed Fund         382,343    343,156    303,333
Growth Stock Fund              82,092     72,597     69,743
Large Cap Value Fund          136,366    132,714    131,904
Large Cap Growth Fund          27,499     27,499     27,501
Index 500 Fund                142,434    143,872    144,985
Mid Cap Growth Fund            63,625     54,653     49,307

Mid Cap Value Fund             84,346     76,162     65,683
Strategic Value Fund           31,928     29,626     27,501
Small Cap Growth Fund          80,982     78,555     80,060
Small Cap Value Fund          108,714    103,198    102,102
International Equity Fund     170,241    129,315    108,377
REIT Fund                      41,602     28,683     27,501


LIMITATION ON FUND EXPENSES

      See "EXPENSES AND LIMITATIONS" in the prospectus for information on limitations on expenses of the Funds.

PORTFOLIO TRANSACTIONS

      Decisions with respect to the purchase and sale of portfolio securities on behalf of each Fund are made by the respective investment adviser or sub-adviser of that Fund. Each Fund's adviser or sub-adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Most purchases and sales of portfolio debt securities are transacted with the issuer or with a primary market maker acting as principal for the securities on a net basis, with no brokerage commission being paid by a Fund. Transactions placed through dealers serving as primary market makers reflect the spread between the bid and the asked prices. Occasionally, a Fund may make purchases of underwritten debt issues at prices which include underwriting fees.


      With respect to the Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth and International Equity Funds, at the request of Penn Series the investment adviser or sub-adviser (as appropriate) has agreed to place a portion of the Fund's portfolio transactions with a broker-dealer who has agreed to refund commissions credits directly back to the Fund or alternatively pay designated Fund expenses. The arrangement is intended to benefit investors by reducing Fund expenses borne by investors. Portfolio transactions will not be placed with the broker-dealer selected by Penn Series unless the purchase or sale transaction initiated by the investment adviser or sub-adviser is consistent with its obligation to seek best execution and is based on its normal negotiated commission schedule.


      In purchasing and selling portfolio securities, the policies of the investment advisers and sub-adviser are to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund's portfolio transactions, the investment advisers and sub-advisers will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the adviser, sub-adviser or the Fund.

      Any of the investment advisers or sub-advisers may effect principal transactions on behalf of a Fund with a broker-dealer who furnishes brokerage and/or research services, designate any such broker-dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. Additionally, purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal or agent. A Fund does not usually pay brokerage commissions for these purchases and sales, although the price of the securities generally includes compensation which is not disclosed separately. The prices the Fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

      The investment advisers and sub-advisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser's and sub-adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

      With regard to payment of brokerage commissions, the investment advisers and sub-advisers have adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, as amended, which permit investment advisers to cause a fund or portfolio to pay a commission in excess of the rate another broker or dealer would have charged for the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination to pay commissions may be made in terms of either the particular transaction involved or the overall responsibilities of the adviser or sub-adviser with respect to the accounts over which it exercises investment discretion. In some cases, research services are generated by third parties, but are provided to the advisers and sub-advisers by or through brokers and dealers. The advisers and sub-advisers may receive research service in connection with selling concessions and designations in fixed price offerings in which the Fund participates.

      In allocating brokerage business the advisers and sub-advisers annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of their clients on the basis of these assessments. The advisers and sub-advisers seek to evaluate the brokerage and research services they receive from broker-dealers and make judgements as to the level of business which would recognize such services. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services. The advisers and sub-advisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, commission rates are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, the advisers and sub-advisers receive research services they might otherwise have had to perform for themselves. The advisers and sub-advisers may use research services furnished by broker-dealers in servicing all of their investment advisory accounts, including the Funds, and accordingly, not all such services may necessarily be used by the advisers and sub-advisers in connection with the Funds.


      For fiscal years 2006, 2005, and 2004, the Quality Bond Fund engaged in portfolio transactions involving broker-dealers totaling $1,877,401,856, $8,505,786,193, and $4,263,762,027, respectively. For fiscal years 2006, 2005, and 2004, the High Yield Bond Fund engaged in portfolio transactions involving broker-dealers totaling $103,643,717, $94,836,000, and $92,530,000, respectively, and the Money Market Fund engaged in portfolio transactions involving broker-dealers totaling $441,182,652, $473,297,734, and $1,506,025,104, respectively. For fiscal years 2006, 2005, and 2004, the Limited Maturity Bond Fund engaged in portfolio transactions involving broker-dealers totaling $1,348,132,075, $3,997,249,555, and $242,083,523. The entire amounts for each of these years represented principal transactions as to which the Funds have no knowledge of the profits or losses realized by the respective broker-dealers.



      For fiscal years 2006, 2005, and 2004, the total brokerage commissions paid by the Flexibly Managed Fund, including the discounts received by securities dealers in connection with underwritings, were $1,594,534, $1,207,322, and $1,164,277, respectively. Also, during 2006, 2005, and 2004, of the total brokerage commissions paid by the Flexibly Managed Fund, $8,289, $1,640, and $4,430, respectively, were paid to Janney Montgomery Scott LLC, an affiliate of The Penn Mutual Life Insurance Company. Brokerage commissions paid to Janney Montgomery Scott LLC represented 0.005% of the Fund's total commissions and involved 0.014% of the dollar amount of total brokerage transactions in 2006.



      For fiscal years 2006, 2005, and 2004, the total brokerage commissions paid by the Growth Stock Fund, including the discounts received by securities dealers in connection with underwritings, were $100,009, $102,757, and $352,608, respectively. Also, during 2006 and 2005, of the total brokerage commissions paid by the Growth Stock Fund, $32 and $40, respectively, was paid to Janney Montgomery Scott LLC, an affiliate of The Penn Mutual Life Insurance Company. Brokerage commissions paid to Janney Montgomery Scott LLC represented 0.0003% of the Fund's total commissions and involved 0.0006% of the dollar amount of total brokerage transactions in 2006.

For fiscal years 2006, 2005, and 2004, the total brokerage commissions paid by the Large Cap Value Fund were $116,982, $161,546, and $248,493, respectively.



      For the fiscal years ended December 31, 2006, 2005, and 2004, the total brokerage commissions paid by the Large Cap Growth Fund, including the discounts received by securities dealers in connection with underwritings, were $28,984, $17,445, and $76,612, respectively. During 2006, the sub-adviser directed transactions of $20,476,950 (with related commissions of $27,757) to brokers who provided research services.



      For the fiscal years ended December 31, 2006, 2005, and 2004, the total brokerage commissions paid by the Index 500 Fund, including the discounts received by securities dealers in connection with underwritings, were $8,152, $15,239, and $3,539, respectively. Also, during 2006, of the total brokerage commissions paid by the Index 500 Fund, $5.75 was paid to Janney Montgomery Scott LLC, an affiliate of The Penn Mutual Life Insurance Company. Brokerage commissions paid to Janney Montgomery Scott LLC represented 0.07% of the Fund's total commissions and involved 0.00002% of the dollar amount of total brokerage transactions in 2006.



      For the fiscal years ended December 31, 2006, 2005, and 2004, the total brokerage commissions paid by the Mid Cap Growth Fund, including the discounts received by securities dealers in connection with underwritings, were $222,155, $214,045, and $391,013, respectively. During 2006, the sub-adviser directed transactions of $22,821,395 (with related commissions of $26,569) to brokers who provided research services.



      For the fiscal years ended December 31, 2006, 2005, and 2004, the total brokerage commissions paid by the Mid Cap Value Fund were $202,192, $160,279, and $163,196 of which $17,822, $17,903, and $27,702 were paid to Neuberger Berman, LLC and Lehman Brothers Inc., affiliates of the sub-adviser. Brokerage commissions paid to Neuberger Berman, LLC and Lehman Brothers Inc. represented 8.81% of the Fund's total commissions and involved 10.52% of the dollar amount of total brokerage transactions in 2006. During 2006, the sub-adviser directed transactions of $12,090,292 (with related commissions of $17,557) to brokers who provided research services.



      For the fiscal years ended December 31, 2006, 2005, and 2004, the total brokerage commissions paid by the Strategic Value Fund were $27,941, $28,818, and $18,366, respectively.



      For fiscal years ended December 31, 2006, 2005, and 2004, the total brokerage commissions paid by the Small Cap Growth Fund, including the discounts received by securities-dealers in connection with underwritings, were $472,911, $531,283, and $858,703, respectively. During 2006, the sub-advisers directed transactions of $6,255,961(with related commissions of $22,071) to brokers who provided research services.



      For fiscal years ended December 31, 2006, 2005, and 2004, the total brokerage commissions paid by the Small Cap Value Fund, including the discounts received by securities dealers in connection with underwritings, were $457,313, $485,882, and $985,066, respectively. During 2006 and 2005, of the total brokerage commissions paid by the Small Cap Value Fund, $1,296 and $13,671, respectively, was paid to Goldman Sachs & Co., an affiliate of Goldman Sachs Asset Management, L.P. Brokerage commissions paid to Goldman Sachs & Co. represented 0.3% of the Fund's total commissions and involved 0.28% of the dollar amount of total brokerage transactions in 2006.



      For fiscal years 2006, 2005, and 2004, the total brokerage commissions paid by the International Equity Fund, including the discounts received by securities dealers in connection with underwritings, were $553,226, $332,100, and $279,461, respectively. During 2006, the sub-adviser allocated transactions of $2,904,670 (with related commissions of $3,470) to brokers who provided research services.



      For the fiscal years ended December 31, 2006, 2005, and 2004, the total brokerage commissions paid by the REIT Fund, including the discounts received by securities dealers in connection with underwritings, were $75,473, $61,855, and $63,530, respectively. During 2006, the sub-adviser directed transactions of $7,328,869, (with related commissions of $7,804) to brokers who provided research services.


      Some of the investment adviser's and sub-adviser's other clients have investment objectives and programs similar to those of the Funds. An investment adviser or sub-adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with a Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is each of the investment adviser's and sub-adviser's policy not to favor one client over another in making recommendations or in placing orders. If two or more of an investment adviser's or sub-adviser's clients are purchasing a given security at the same time from the same broker-dealer, the investment adviser or sub-adviser will average the price of the transactions and allocate the average among the clients participating in the transaction.

PORTFOLIO TURNOVER

For reporting purposes, a fund's portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. Typically, funds with high turnover (such as 100% or more) tend to generate higher transaction costs, such as brokerage commissions, which may lower fund performance. A fund's portfolio turnover rate is in the financial highlights table in its prospectus.


With respect to the increase in the portfolio turnover rates for the Limited Maturity and Quality Bond Funds in the fiscal year end 2005 as compared to the fiscal year end 2004, the investment adviser attempted to take advantage of certain inefficiencies in the market that were present during the year, which ultimately lead to a large rebalancing of each Fund's portfolio towards the end of 2005. These events, along with each Fund's investments in certain mortgage-backed securities, were largely responsible for the higher portfolio turnover during 2005.


DIRECTORS AND OFFICERS

The business and affairs of Penn Series, which include all sixteen portfolios, are managed under the direction of its Board of Directors. The Board of Directors currently has five members. Four of the members are not "interested persons" of Penn Series as defined in the Investment Company Act of 1940, as amended. One of the members is an employee of Penn Mutual and is, therefore, an "interested person." The address for each Penn Series Director and Officer is c/o The Penn Mutual Life Insurance Company, 600 Dresher Road, Horsham, PA 19044.

Directors Who Are Not Interested Persons of Penn Series


                                                                                                      Number of
                                            Term of Office                                            Funds         Other
                           Position with    and Length of         Principal Occupation During         Overseen by   Directorships
 Name and Year of Birth    Penn Series      Time Served           Past Five Years                     Director      Held by Director
 ----------------------    -------------    -------------------   --------------------------------    -----------   ---------------
 Eugene Bay                Director         No set term; served   President, Colgate Rochester        16            N/A
 (born 1937)                                since 1993.           Crozer Divinity School; Pastor
                                                                  Emeritus, Bryn Mawr
                                                                  Presbyterian Church, Bryn Mawr,
                                                                  PA (1987 - October 2004).

 James S. Greene           Director         No set term; served   Retired.                            16            N/A
 (born 1929)                                since 1992.

 Charles E. Mather III     Director         No set term; served   Insurance Broker/Consultant,        16            Director, The
 (born 1934)                                since 2002.           Mather &  Co., a division of                      Finance Company
                                                                  Bollinger Inc.; Insurance                         of Pennsylvania
                                                                  Broker, Mather & Co. (1960 -                      (investment
                                                                  Nov. 2006).                                       company)

                                                                                                      Number of
                                            Term of Office                                            Funds         Other
                           Position with    and Length of         Principal Occupation During         Overseen by   Directorships
 Name and Year of Birth    Penn Series      Time Served           Past Five Years                     Director      Held by Director
 ----------------------    -------------    -------------------   --------------------------------    -----------   ---------------
 M. Donald Wright          Director         No set term; served   Accountant, Wright Consultants,     16            N/A
 (born 1935)                                since 1988.           Bryn Mawr, PA (financial
                                                                  planning and consulting).


Directors Who Are Interested Persons of Penn Series

                                                                                                      Number of
                                              Term of Office                                          Funds         Other
                             Position with    and Length of          Principal Occupation During      Overseen by   Directorships
Name and Year of Birth       Penn Series      Time Served            Past Five Years                  Director      Held by Director
--------------------------   ------------     -------------------    ------------------------------   -----------   ---------------
Robert E. Chappell           Director         No set term; served    Chairman of the Board (since     16            Director, Quaker
(born 1944)                                   since 1998.            1997) and Chief Executive                      Chemical
                                                                     Officer (since 1995), The Penn                 Corporation
                                                                     Mutual Life Insurance Company.

Officers of Penn Series

                                             Term of Office
                             Position with   and Length of
 Name and Year of Birth      Penn Series     Time Served             Principal Occupation During Past Five Years
-------------------------    ------------    -------------------     -----------------------------------------------------------
 Peter M. Sherman            President       No set term; served     Chairman and President of Independence Capital Management Inc.;
 (born 1952)                                 since 2000.             Executive Vice President and Chief Investment Officer, The Penn
                                                                     Mutual Life Insurance Company (since 1998).

 Franklin L. Best, Jr.       Secretary       No set term; served     Managing Corporate Counsel and Secretary, The Penn Mutual Life
 (born 1945)                                 since 2004.             Insurance Company (since 1974).

 Barbara S. Wood             Chief           No set term; served     Senior Vice President, Treasurer, and Chief Compliance Officer
 (born 1952)                 Compliance      since 2004.             of Independence Capital Management, Inc. (since 1989); Senior
                             Officer                                 Vice President and Treasurer of the Pennsylvania Trust Company
                                                                     (since 1991).

 Jill Bukata                 Controller      No set term; served     Manager, Variable Products Financial Reporting, The Penn Mutual
 (born 1951)                                 since 2005.             Life Insurance Company (since 2005); Senior Manager, Fund
                                                                     Accounting & Administration, PFPC Inc. (1999-2005).

 John Heiple                 Assistant       No set term; served     Supervisor, Variable Products Financial Reporting (since 2003),
 (born 1973)                 Controller      since 2004.             Senior Accountant (2000 - 2003) The Penn Mutual Life Insurance
                                                                     Company.

 Patricia M. Chiarlanza      Assistant       No set term; served     Assistant Treasurer (since May 2001), Intermediate/Senior
 (born 1965)                 Treasurer       since 2001.             Supervisor/Manager (May 1991 - present) The Penn Mutual Life
                                                                     Insurance Company.

Standing Committees of Board of Directors

      The Board of Directors has an Executive Committee currently consisting of Messrs. Chappell and Greene. Subject to limits under applicable law, during intervals between meetings of the Board, the Committee may exercise the powers of the Board. The Executive Committee did not meet during the Company's last fiscal year and did not exercise any power of the Board.


      The Board of Directors has an Audit Committee currently consisting of Messrs. Wright, Greene and Mather. The Audit Committee is charged with exercising vigilant and informed oversight of Penn Series' financial reporting process, including internal controls, and reporting its findings to the Board. The Audit Committee held 4 meetings during the Company's last fiscal year.

      The Board of Directors has a Nominating Committee currently consisting of Messrs. Wright, Greene and Bay. The principal responsibility of the Nominating Committee is to consider the qualifications of and to nominate qualified individuals to stand for election to the Board. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of Directors. The Nominating Committee meets periodically, as necessary, and did not meet during the Company's last fiscal year.

Beneficial Ownership of Equity Securities of Penn Series Funds


      The following table provides information on beneficial ownership of shares of funds of the Company by members of the Board of Directors (by virtue of their owning or having an interest in variable annuity contracts or variable life insurance policies issued by Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company). This information is provided as of December 31, 2006.



                                                                               Aggregate Dollar Range of
Name of Director                   Dollar Range of Fund Shares (Fund)          All Fund Shares (Funds)
--------------------------------------------------------------------------------------------------------
Independent Director
--------------------------------------------------------------------------------------------------------
Eugene Bay                                       None                                     None

James S. Greene                                  None                                     None

Charles E. Mather III                            None                                     None

M. Donald Wright                                 None                                     None
--------------------------------------------------------------------------------------------------------
Interested Director
--------------------------------------------------------------------------------------------------------
Robert E. Chappell                 Over $100,000 Flexibly Managed            Over $100,000
                                   $10,001 - $50,000 Growth Stock
                                   $10,001 - $50,000 Large Cap Value
                                   $10,001 - $50,000 International Equity
                                   $50,001-$100,000 Mid Cap Value Fund
                                   $10,001 - $50,000 Small Cap Value



Compensation of Directors for Fiscal Year Ended December 2006



                                                                 Pension or Retirement     Estimated Annual      Total Compensation
                                     Aggregate Compensation       Benefits Accrued as       Benefits Upon       from Penn Series to
         Name and Position              from Penn Series         Part of fund Expenses        Retirement             Directors
-------------------------------    ---------------------    --------------------------    -----------------    --------------------
Eugene Bay                         $19,000                               None                    None          $19,000
Director
James S. Greene                    $20,000                               None                    None          $20,000
Director
Charles E. Mather III              $20,000                               None                    None          $20,000
Director
M. Donald Wright                   $23,000                               None                    None          $23,000
Director


      Interested Directors and Officers of Penn Series receive no compensation from Penn Series for their services.

CODE OF ETHICS

      Rule 17j-1 under the 1940 Act governs personal securities activities of directors, officers and employees ("access persons") of investment companies, its investment advisers and/or sub-advisers. Under Rule 17j-1, Penn Series, ICMI and each sub-adviser are required to adopt Codes of Ethics in order to ensure that the interests of shareholders are placed ahead of personal interests. In compliance with Rule 17j-1, Penn Series' Code of Ethics is designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. Access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes and are prohibited from engaging in transactions during certain periods of time. In addition, certain access persons are required to obtain approval before investing in private placements and are not permitted to purchase securities in initial public offerings.

      Copies of the current Codes of Ethics for Penn Series, ICMI and each sub-adviser are on file with the SEC.

PROXY VOTING POLICY

      The Board of Directors has delegated proxy voting responsibilities with respect to securities held by each Fund to such Fund's investment adviser/sub-adviser, subject to the Board's general oversight. Each investment adviser/sub-adviser has adopted its own proxy voting policies and procedures for this purpose (the "Procedures"), which are attached to this Statement of Additional Information as Appendix A. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

      Variable annuity contract and variable life insurance policy owners that participate in the investment results of the Funds may obtain the voting record of a Fund for the most recent twelve-month period ended June 30, free of charge by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com, clicking on the Investment Options and Performance Tab at the top of the page and, under Related Information, clicking on the Penn Series Proxy Voting tab and you will be directed to each Fund's proxy voting record. The voting record will be made available on the website of The Penn Mutual Life Insurance Company as soon as reasonably practicable after the information is filed by the Company with the SEC on SEC Form N-PX. The voting record will also be available on the website of the U. S. Securities and Exchange Commission ("SEC") at www.sec.gov.

NET ASSET VALUE OF SHARES

      The following information supplements the information on net asset value of shares set forth in "Account Policies" in the Prospectus.

      The purchase and redemption price of each Fund's shares is equal to that Fund's net asset value per share. Each Fund determines its net asset value per share by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of each Fund is calculated every day the New York Stock Exchange ("Exchange") is open for trading. The Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.

      Debt securities held in the Funds may be valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

      Securities for which market quotations are not readily available or they are determined to be unreliable are valued at fair value under procedures approved by the Board of Directors.

      The Money Market Fund uses the amortized cost method of valuation. Under the amortized cost method of valuing portfolio securities, the security is valued at cost on the date of purchase and thereafter a proportionate amortization of any discount or premium until maturity of the security is assumed. The value of the security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method is believed to provide certainty in portfolio valuation, it may result in periods during which values are higher or lower than the amount the Money Market Fund would receive if the security was sold.

      In accordance with Rule 2a-7 under the Investment Company Act of 1940, the Penn Series Board of Directors has established procedures reasonably designed, taking into account current conditions and the Money Market Fund's objectives, to stabilize the net asset value per share of the Fund, as computed for purposes of distribution and redemption, at $1.00. Penn Series will maintain a dollar weighted average portfolio maturity in the Money Market Fund appropriate to the objective of maintaining a stable net asset value per share, and to that end the Fund will neither purchase any instrument with a remaining maturity of more than 397 days nor maintain a dollar weighted average portfolio maturity which exceeds 90 days, each as calculated in accordance with Rule 2a-7. The Board of Directors will review, at such intervals as it determines appropriate, the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from the $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to prospective or existing shareholders or contract holders, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Fund; reducing or withholding dividends; utilizing a net asset value per share as determined by using available market quotations; or reducing the number of shares outstanding by requesting shareholders to contribute to capital shares of the Money Market Fund.

OWNERSHIP OF SHARES

      The outstanding shares of each of the Funds of Penn Series are owned by Penn Mutual and its subsidiary, PIA and are held in their Separate Accounts pursuant to variable annuity contracts and variable life insurance policies.


On March 31, 2007, the outstanding shares of Penn Series were owned as follows:*



                                                                                      Percentage of
                                         Percentage of           Percentage of      Outstanding Shares
                                      Outstanding Shares       Outstanding Shares     Owned by Penn
                                         Owned by Penn           Owned by Penn        Insurance and
                                      Mutual and Held in       Mutual and Held in    Annuity and Held          Percentage of
                                       Separate Accounts       a Separate Account     in a Separate         Outstanding Shares
                                          Pursuant to            Pursuant to         Account Pursuant         Owned by Penn
                                        Variable Life           Variable Annuity    to Variable Annuity      Mutual and Held in
                                        Insurance Contracts        Contracts            Contracts            a General Account
----------------------------------    ---------------------    ------------------   --------------------    ---------------------
MONEY MARKET FUND                               46%                   50%                    4%                     0%
LIMITED MATURITY BOND FUND                      22%                   75%                    3%                     0%
QUALITY BOND FUND                               25%                   72%                    3%                     0%
HIGH YIELD BOND FUND                            26%                   69%                    5%                     0%
FLEXIBLY MANAGED FUND                           18%                   77%                    5%                     0%
GROWTH STOCK FUND                               24%                   73%                    3%                     0%
LARGE CAP VALUE FUND                            31%                   63%                    6%                     0%
LARGE CAP GROWTH FUND                           31%                   67%                    2%                     0%
INDEX 500 FUND                                  48%                   49%                    3%                     0%
MID CAP GROWTH FUND                             40%                   57%                    3%                     0%
MID CAP VALUE FUND                              35%                   60%                    5%                     0%
STRATEGIC VALUE FUND                            24%                   74%                    2%                     0%
SMALL CAP GROWTH FUND                           39%                   56%                    5%                     0%
SMALL CAP VALUE FUND                            32%                   64%                    4%                     0%
INTERNATIONAL EQUITY FUND                       31%                   65%                    4%                     0%
REIT FUND                                       26%                   72%                    2%                     0%


---------
*     Unaudited

TAX STATUS

      The following is only a summary of certain federal income and excise tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of Funds or their shareholders and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

      The following general discussion of certain Federal income and excise tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

      Each Fund within Penn Series is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to Penn Series as a whole.

      Shares of the Funds will be purchased by Penn Mutual and PIA for their separate accounts under variable annuity contracts and variable life insurance policies. Under the provisions of the Code currently in effect, net income and realized capital gains that the Funds distribute are not currently taxable to owners of variable annuity or variable life insurance contracts when left to accumulate in the contracts or under a qualified pension or retirement plan. Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Fund intends to comply with such requirements. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of variable life insurance contracts or variable life insurance policies, please refer to the contract prospectus.

      It is the policy of each of the Funds to continue to qualify for and to elect the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Funds expects that it will not be subject to Federal income taxes on net investment income and net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

      In order to continue to qualify as a regulated investment company each Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer, the securities of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

      If a Fund qualifies as a regulated investment company under the Code, it will not be subject to Federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the Fund distributes at least (a) 90% of its net investment income (generally, dividends, taxable interest, and the excess, if any, of net short-term capital gains over net long-term capital losses less certain operating expenses) and (b) 90% of its net tax exempt interest income (the excess of its tax-exempt interest income over certain deductions attributable to that income) (the "Distribution Requirement").

      Although each Fund intends to distribute substantially all of its net investment income and capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

      If for any taxable year, a Fund does not qualify as a regulated investment company under Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates, and in such event, may have an effect on the ability of variable separate accounts which invest in such a Fund to meet the diversification tests of Section 817(h) of the Code.

      It is expected that none of the Funds will be subject to the 4% excise tax normally imposed on regulated investment companies that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies or pension plans.

      A Fund's transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of income earned and in turn, affect the application of the Distribution Requirement to a particular Fund. Further, because a Fund may be required to recognize income without a corresponding receipt of cash, a Fund may be required, in order to satisfy the Distribution Requirement, to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.


      In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.



      Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.


      Each Fund that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Fund's shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Fund's assets to be invested within various countries is not known.


      Funds investing in foreign securities may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The International Equity Fund may be eligible to make such an election but, if eligible, will make such an election only if that Fund deems this to be in the best interests of its shareholders. If a Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.



      With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.


      Rules relating to U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult with their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Fund.

VOTING RIGHTS

      Penn Series is an open-end management investment company. Each Fund is "diversified" as defined in the 1940 Act. The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund. Penn Mutual and PIA own all the outstanding shares of Penn Series, either in their separate accounts registered under the 1940 Act or in their unregistered separate accounts or general accounts. Pursuant to the 1940 Act, however, Penn Mutual and PIA will vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract owners or payees having the right to give such instructions. Fund shares for which contract owners or payees are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by Penn Mutual and PIA in their general and unregistered separate accounts, will be voted in proportion to the shares for which voting instructions have been received. Under state insurance law and federal regulations, there are certain circumstances under which Penn Mutual and PIA may disregard such voting instructions. If voting instructions are ever so ignored, contract owners will be advised of that action in the next semi-annual report.

      Penn Series currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law. The law provides shareholders with the right under certain circumstances to call a meeting of shareholders to consider removal of one or more directors. As required by law, Penn Series will assist in variable contract owner and payee communication on such matters.

CUSTODIAL SERVICES

      PFPC Trust Company, 301 Bellevue Parkway, Wilmington, Delaware 19809, is custodian of the assets of the Funds of Penn Series. The custodial services performed by PFPC Trust Company are those customarily performed for registered investment companies by qualified financial institutions. Penn Series has authorized PFPC Trust Company to deposit certain portfolio securities in a central depository system as allowed by federal law.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      KPMG LLP serves as the independent registered public accounting firm of Penn Series. Their offices are located at 1601 Market Street, Philadelphia, Pennsylvania 19103.

LEGAL MATTERS

      Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relative to the federal securities laws and the offering of shares of Penn Series.

PORTFOLIO HOLDINGS INFORMATION

The Board of Directors has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to contract/policy owners and third parties. These policies and procedures recognize the conflict of interest that exists between the Fund's shareholders, and those of the Advisor and/or any affiliated persons of the Fund. Therefore, except as noted below, the Company does not disclose a Fund's portfolio holdings nor does the Company have any on-going arrangement with any party to make such information available on a selective basis. The Company's Chief Compliance Officer reports as necessary to the Board regarding the implementation of the Company's policies and procedures.

Only the Company's Chief Compliance Officer may authorize the disclosure of portfolio holdings information. Upon receipt of a request for portfolio holdings information, the Chief Compliance Officer must determine that (i) disclosure is in the best interests of the Fund and its shareholders and (ii) there is a legitimate business purpose for the disclosure. Any authorized disclosure of portfolio holdings information must be subject to the recipient's agreement to keep that information confidential and refrain from trading on that information.

The Company makes available quarterly on Penn Mutual's website - www.pennmutal.com - a Quarterly Investment Update ("Quarterly Update"), which includes certain portfolio holdings information for each Fund. The Quarterly Update can be found by clicking on the "Investment Tracker" link on Penn Mutual's website and then the "Investment Options" link. The Quarterly Update includes each Fund's top ten holdings and, as applicable, information regarding a Fund's asset and sector allocation, property types, and/or bond quality. The Quarterly Update is made available five weeks after the end of each quarter and is publicly available to all persons. The Quarterly Update generally remains accessible at least until the Company files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the website information is current (expected to be at least three months).

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

In addition, the Company's service providers, such as the investment adviser, investment sub-advisers, custodian and Penn Mutual, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

No compensation or other consideration will be paid to or received by any party, including the Company, its investment advisers and its affiliates or the recipient of a portfolio holdings information, in connection with the disclosure of a Fund's portfolio holdings information.

RATINGS OF COMMERCIAL PAPER

MOODY'S INVESTOR SERVICES, INC. COMMERCIAL PAPER RATINGS:

PRIME 1 Issues rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
            Leading market positions in well-established industries.
            High rates of return on funds employed.
            Conservative capitalization structure with moderate reliance on debt and ample asset protection. Board margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME 2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S RATING GROUP COMMERCIAL PAPER RATINGS:

A-1 This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having significant speculative characteristics for timely payment.

C This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment.


D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH INVESTORS SERVICE, INC.:

Fitch 1 -- Highest grade. Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2 -- Very good grade. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

      The quality of a bond is measured by credit risk -- the continuing ability of the issuer to meet interest and principal payments. Issuers who are believed to be good credit risks receive high quality ratings, and those believed to be poor credit risks receive low quality ratings. As a result of the greater credit risk involved, medium and low quality bonds typically offer a higher yield than bonds of high quality.

MOODY'S INVESTORS SERVICE, INC.

AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than AAA securities.

A Bonds which are rated A possess many favorable investment attributes and are generally considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have the following speculative elements: their future cannot be considered as well-assured; the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future; and uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a rating in the lower end of the generic rating category.

STANDARD & POOR'S RATINGS GROUP

AAA This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

      Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

      The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

      Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition of the taking of a similar action if payments on an obligation are jeopardized.

FINANCIAL STATEMENTS OF PENN SERIES


      The following pages include audited financial statements and financial highlights as of December 31, 2006 for the Penn Series Funds consisting of the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Growth Stock Fund, Large Cap Value Fund, Large Cap Growth Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Strategic Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and REIT Fund.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
MONEY MARKET FUND




                                      PAR     VALUE
                                     (000)    (000)+
-----------------------------------------------------


COMMERCIAL PAPER -- 27.3%
-----------------------------------------------------
AGRICULTURAL PRODUCTS -- 1.0%
Cargill Inc.
  5.350%, 01/03/07                  $ $800   $  $799
                                             -------
CHEMICALS -- 3.2%
BASF AG
  5.280%, 01/02/07                   2,500     2,499
                                             -------
ENERGY RESOURCES & SERVICES -- 3.3%
Wisconsin Electric Power
  5.330%, 01/02/07                   1,600     1,600
  5.330%, 01/12/07                   1,000       998
                                             -------
                                               2,598
                                             -------
FINANCE -- 15.4%
Genworth Finance Inc.,
  5.300%, 01/04/07                     485       485
HBOS Treasury Services PLC 144A @
  5.280%, 01/16/07                     400       399
  5.250%, 02/15/07                   1,500     1,490
ING (US) Funding Inc.,
  5.350%, 01/08/07                     135       135
  5.300%, 01/22/07                   2,000     1,994
  5.320%, 01/29/07                     493       491
UBS Finance Inc.
  5.350%, 01/03/07                     939       939
  5.320%, 01/04/07                     136       136
  5.320%, 01/11/07                     300       300
  5.350%, 01/11/07                     256       256
  5.310%, 01/18/07                   1,800     1,795
Westpac Bank
  5.270%, 01/18/07                     300       299
  5.260%, 01/24/07                     800       797
Westpac Security
  5.250%, 02/16/07                   2,500     2,483
                                             -------
                                              11,999
                                             -------
TELECOMMUNICATIONS -- 4.4%
Telstra Corp.
  5.280%, 03/14/07                   3,500     3,463
                                             -------
TOTAL COMMERCIAL PAPER
(COST $21,358)                                21,358
                                             -------

-----------------------------------------------------
CORPORATE BONDS -- 57.5%
-----------------------------------------------------
BANKING -- 4.4%
HBOS PLC 144A @
  3.125%, 01/12/07                   1,000       999
  5.452%, 01/12/07                     800       800
US Bank National Association
  5.337%, 01/25/07                   1,050     1,050
  2.400%, 03/12/07                     380       378
Wachovia Corp.
  5.428%, 02/06/07                     200       200
                                             -------
                                               3,427
                                             -------

ENERGY RESOURCES & SERVICES -- 4.6%
FPL Group Capital Inc.
  4.086%, 02/16/07                   3,637     3,631
                                             -------

FINANCE -- 26.5%
Bear Stearns Cos., Inc.
  5.700%, 01/15/07                   3,050     3,050
  5.534%, 01/16/07                     250       250
  7.000%, 03/01/07                     100       100
Boeing Capital Corp.
  5.750%, 02/15/07                   1,300     1,300
Canadian Imperial Bank of Commerce
  5.432%, 04/02/07                   1,000     1,000
CIT Group Inc.
  5.574%, 02/15/07                   2,000     2,001
Citi Group, Inc.
  5.442%, 01/12/07                      70        70
  7.375%, 04/02/07                   1,500     1,507
Deutsche Bank AG
  5.340%, 03/15/07                     975       975
Goldman Sachs Group Inc.
  5.510%, 01/09/07                     495       495
  7.200%, 03/01/07 144A @            3,000     3,008
HSBC Finance Corp.
  6.875%, 03/01/07                     100       100
  7.875%, 03/01/07                     822       825
International Lease Finance Corp.
  5.750%, 02/15/07                     800       800
JPMorgan Chase & Co.
  7.125%, 02/01/07                     430       431
Key Bank NA
  5.415%, 02/09/07                     500       500
M&I Marshall & Ilsley Bank
  2.625%, 02/09/07                     300       299
Merrill Lynch & Co., Inc.
  7.000%, 01/15/07                      50        50
  5.500%, 02/27/07                   2,500     2,501
Morgan Stanley
  5.800%, 04/01/07                     334       334
National Rural Utilities
  6.500%, 03/01/07                   1,100     1,102
SLMA Corp.
  5.625%, 04/10/07                      50        50
                                             -------
                                              20,748
                                             -------

FINANCE -- BANKS -- 2.8%
Nationwide Building Society 144A @
  2.625%, 01/30/07                   2,150     2,146
                                             -------
FINANCIAL SERVICES -- 3.8%
General Electric Capital Corp.
  2.800%, 01/15/07                   2,000     1,998
JPMorgan & Co., Inc.
  6.875%, 01/15/07                   1,000     1,000
                                             -------
                                               2,998
                                             -------
HEALTHCARE -- 4.6%
Unitedhealth Group, Inc.
  5.200%, 01/17/07                   3,610     3,610
                                             -------

INDUSTRIAL -- 2.6%
Caterpillar Finance Services Corp.
  3.000%, 02/15/07                   2,000     1,994
                                             -------


PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
MONEY MARKET FUND

                                      PAR     VALUE
                                     (000)    (000)+
-----------------------------------------------------

CORPORATE BONDS -- (CONTINUED)
----------------------------------------------------


INSURANCE -- 3.7%
AIG Sunamer Global Financial, Inc.
  144A @
  5.100%, 01/17/07                  $  100   $   100
ASIF Global Financing XXVI 144A @
  2.500%, 01/30/07                   2,100     2,096
Met Life Global Funding I 144A @
  5.431%, 03/16/07                     700       700
                                             -------
                                               2,896
                                             -------
PHARMACEUTICALS -- 0.4%
Glaxosmithkline Capital
  2.375%, 04/16/07                     190       189
Merck & Co, Inc.
  2.500%, 03/30/07                     150       149
                                             -------
                                                 338
                                             -------
TELECOMMUNICATIONS -- 4.1%
SBC Communications 144A @
  4.214%, 06/05/07                   1,000       995
AT&T Corp.
  7.750%, 03/01/07                   2,201     2,209
                                             -------
                                               3,204
                                             -------
TOTAL CORPORATE BONDS
(COST $44,992)                                44,992
                                             -------
-----------------------------------------------------
VARIABLE RATE DEMAND NOTES -- 12.2%
-----------------------------------------------------
HEALTHCARE -- 0.6%
Barton Healthcare, LLC
  5.410%, 02/15/25                     155       155
Fairview Hospital & Healthcare
  Services
  5.380%, 11/01/15                     300       300
                                             -------
                                                 455
                                             -------
MUNICIPAL BONDS -- 9.1%
Berks County, PA, Industrial
  Development
  Authority 5.500%, 06/01/15           450       450
Columbia County, GA, Development
  Authority 5.400%, 03/01/10           800       800
Harris County, TX, Sports
  Authority Special
  Revenue
  5.380%, 11/15/30                   2,100     2,100
Illinois Development Finance
  Authority
  5.370%, 11/01/14                     600       600
Montgomery County, PA, Industrial
  Development Authority
  5.450%, 03/01/10                     540       540
New York, NY -- Subseries-A-9
  5.350%, 11/01/23                   2,000     2,000
Philadelphia Authority-For
  Industrial
  Development-Marketplace
  5.350%, 07/01/10                     670       670
                                             -------
                                               7,160
                                             -------
PARKING FACILITIES -- 2.5%
Liliha Parking LP
  5.850%, 08/01/24                   1,960     1,960
                                             -------
TOTAL VARIABLE RATE DEMAND NOTES
(COST $9,575)                                  9,575
                                             -------






                                 NUMBER OF    VALUE
                                   SHARES     (000)+
-----------------------------------------------------


SHORT-TERM INVESTMENTS -- 3.0%
-----------------------------------------------------
BlackRock Provident
  Institutional
  Funds -- TempFund              1,031,445   $ 1,031
Evergreen Prime Cash Management
  Money Market Fund              1,274,835     1,275
                                             -------
TOTAL SHORT-TERM INVESTMENTS
(COST $2,306)                                  2,306
                                             -------
TOTAL INVESTMENTS -- 100.0%
(COST $78,231)                               $78,231
                                             =======




----------------------
+  See Note 1 to Financial Statements.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, the security is considered liquid.



-----------------------------------------------------------
    MATURITY
    SCHEDULE           MARKET        % OF
   (UNAUDITED)      VALUE (000)   PORTFOLIO   (CUMULATIVE)
-----------------------------------------------------------

  1 --   7 days       $18,339        23.4%        23.4%
  8 --  14 days         2,689         3.4%        26.8%
 15 --  30 days        17,568        22.5%        49.3%
 31 --  60 days        15,379        19.6%        68.9%
 61 --  90 days        21,032        26.9%        95.8%
 91 -- 120 days         2,229         2.9%        98.7%
121 -- 150 days             0         0.0%        98.7%
over 150 days             995         1.3%       100.0%
-------------------------------------------
                      $78,231       100.0%
                      =======       ======




Average Weighted Maturity -- 41 days

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
LIMITED MATURITY BOND FUND




                                      PAR      VALUE
                                     (000)     (000)+
------------------------------------------------------


U.S. TREASURY NOTES -- 13.7%
------------------------------------------------------
U.S. TREASURY INFLATION INDEXED NOTES -- 4.0%
  3.375%, 01/15/07#                $$ 1,500   $$1,908
                                              -------
U.S. TREASURY OBLIGATIONS -- 9.7%
  4.125%, 08/15/08#                   2,400     2,374
  4.875%, 05/31/11#                   1,000     1,007
  5.125%, 06/30/11                    1,250     1,271
                                              -------
                                                4,652
                                              -------
TOTAL U.S. TREASURY NOTES
(COST $6,344)                                   6,560
                                              -------

------------------------------------------------------
AGENCY OBLIGATIONS -- 17.5%
------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.1%
  5.000%, 06/15/31                    1,500     1,474
                                              -------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.4%
  6.850%, 09/15/19                      338       328
  4.384%, 12/01/33                    2,503     2,483
  3.500%, 04/01/34                    1,207     1,174
  6.014%, 07/01/36                    1,402     1,420
  6.100%, 09/01/36                    1,478     1,496
                                              -------
                                                6,901
                                              -------
TOTAL AGENCY OBLIGATIONS
(COST $8,436)                                   8,375
                                              -------

------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 27.4%
------------------------------------------------------
Asset Securitization Corp.
  7.400%, 10/13/26                      146       150
                                              -------
Atherton Franchisee Loan Funding
  6.720%, 05/15/20                      666       666
                                              -------
Banc of America Commercial
  Mortgage, Inc.
  5.039%, 11/10/42                    2,660     2,641
                                              -------
Bear Stearns Commercial Mortgage
  Securities, Inc.
  6.080%, 02/15/35                      596       603
  5.395%, 12/11/40                    1,500     1,509
  4.521%, 11/11/41                    1,000       967
                                              -------
                                                3,079
                                              -------
Conseco Finance Securitizations
  Corp.
  5.790%, 04/01/24                      143       143
                                              -------
Green Tree Financial Corp.
  7.650%, 04/15/19                      377       390
  7.250%, 09/15/26                      319       327
  7.330%, 03/01/30                       65        65
  6.500%, 02/01/31                    1,120     1,123
                                              -------
                                                1,905
                                              -------
JPMorgan Chase Commercial
  Mortgage Security Corp.
  5.464%, 10/12/35                      694       692
  4.545%, 01/15/42                    1,500     1,450
                                              -------
                                                2,142
                                              -------
LB-UBS Commercial Mortgage Trust
  4.821%, 04/15/30                    2,000     1,975
                                              -------
NationsLink Funding Corp.
  7.229%, 06/20/31                       46        46
                                              -------
PNC Mortgage Acceptance Corp.
  5.910%, 03/12/34                      350       352
                                              -------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $13,159)                                 13,099
                                              -------





                                    NUMBER
                                  OF SHARES
------------------------------------------------------


SHORT-TERM INVESTMENTS -- 30.0%
------------------------------------------------------
BlackRock Provident
  Institutional
  Funds -- TempFund                  1,789      1,789
Evergreen Prime Cash Management
  Money Market Fund                  1,867      1,867
                                     PAR
                                    (000)
                                  ---------
Federal Home Loan Bank
  5.015%, 01/02/07                  10,700     10,699
                                              -------
TOTAL SHORT-TERM INVESTMENTS
(COST $14,355)                                 14,355
                                              -------

------------------------------------------------------
SECURITIES LENDING COLLATERAL -- 11.4%
------------------------------------------------------
Bank of Montreal Time Deposit
  5.25%, 01/02/2007                     30         30
Deutsche Bank Time Deposit
  4.75%, 01/02/2007                     89         89
Institutional Money Market Trust
  5.302%, 01/02/2007                 5,185      5,185
IXIS Time Deposit
  5.30%, 01/02/2007                    121        121
National Bank Canada Time
  Deposit
  5.32%, 01/02/2007                     30         30
                                              -------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $5,455)                                   5,455
                                              -------
TOTAL INVESTMENTS -- 100.0%
(COST $47,749)                                $47,844
                                              =======




----------------------
+  See Note 1 to Financial Statements.
# Security position is either entirely or partially on loan.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
QUALITY BOND FUND




                                     PAR      VALUE
                                    (000)     (000)+
-----------------------------------------------------



CORPORATE BONDS -- 7.8%
-----------------------------------------------------
AEROSPACE & DEFENSE -- 1.0%
United Technologies Corp.
  5.400%, 05/01/35                 $ 1,000   $   966
  6.050%, 06/01/36                   1,000     1,053
                                             -------
                                               2,019
                                             -------

AGRICULTURAL PRODUCTS -- 0.5%
Cargill Inc. 144A @
  6.125%, 09/15/36                   1,000     1,026
                                             -------

AUTOMOBILES & RELATED -- 0.4%
Ford Motor Co.
  7.450%, 07/16/31#                  1,000       785
                                             -------

CABLE OPERATORS -- 0.7%
Tele-Communications, Inc.
  9.875%, 06/15/22                   1,000     1,316
                                             -------

COMPUTERS & OFFICE EQUIPMENT -- 0.6%
IBM Corp.
  6.500%, 01/15/28                   1,000     1,092
                                             -------

DIVERSIFIED OPERATIONS -- 1.0%
Siemens Financieringsmat 144A@
  6.125%, 08/17/26                   2,000     2,044
                                             -------

FOOD & BEVERAGES -- 1.0%
Anheuser-Busch Co., Inc.
  5.750%, 04/01/36                   2,000     1,918
                                             -------

PHARMACEUTICALS -- 2.1%
Genentech, Inc.* 144A@
  5.250%, 07/15/35                   1,000       930
Glaxosmithkline Capital, Inc.
  5.375%, 04/15/34                   1,000       969
Merck & Co., Inc.
  6.400%, 03/01/28                   2,000     2,137
                                             -------
                                               4,036
                                             -------

RETAIL -- 0.5%
Wal-Mart Stores, Inc.
  5.250%, 09/01/35                   1,000       918
                                             -------
TOTAL CORPORATE BONDS
(COST $14,869)                                15,154
                                             -------


-----------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 21.9%
-----------------------------------------------------

U.S. TREASURY BONDS -- 1.6%
  5.375%, 02/15/31                   3,000     3,214
                                             -------

U.S. TREASURY NOTES -- 20.3%
  4.375%, 12/15/10                   2,500     2,471
  4.750%, 03/31/11#                 10,000    10,017
  4.875%, 04/30/11#                  3,000     3,019
  4.875%, 05/31/11#                 14,000    14,096
  3.875%, 02/15/13                   2,500     2,393
  4.250%, 11/15/13#                  2,500     2,434
  4.875%, 08/15/16#                  5,000     5,060
                                             -------
                                              39,490
                                             -------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $42,135)                                42,704
                                             -------


AGENCY OBLIGATIONS -- 13.0%
-----------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.5%
  5.00%, 06/15/31                    5,000     4,914
                                             -------

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.4%
  6.850%, 09/15/19                   2,479     2,406
  3.500%, 04/01/34                   3,620     3,522
  6.014%, 07/01/36                   4,674     4,732
  5.983%, 08/01/36                   4,603     4,647
  6.100%, 09/01/36                   4,926     4,986
                                             -------
                                              20,293
                                             -------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.1%
  9.000%, 10/15/30                       9        10
  9.000%, 11/15/30                      16        17
  9.000%, 11/15/30                      78        85
                                             -------
                                                 112
                                             -------
TOTAL AGENCY OBLIGATIONS
(COST $25,407)                                25,319
                                             -------


-----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 22.5%
-----------------------------------------------------
Atherton Franchisee Loan Funding
  7.230%, 04/15/12                   1,917     1,964
                                             -------

Banc of America Commercial
  Mortgage, Inc. 4.885%, 11/10/42   10,000     9,930
                                             -------
Bear Stearns Commercial Mortgage
  Securities, Inc.
  4.830%, 08/15/38                   4,000     3,916
  5.395%, 12/11/40                   5,000     5,030
  4.521%, 11/11/41                   5,000     4,834
                                             -------
                                              13,780
                                             -------

Conseco Finance Securitizations
  Corp.
  7.730%, 04/01/32                      94        94
  5.790%, 05/01/33                     572       573
                                             -------
                                                 667
                                             -------

Green Tree Financial Corp.
  7.240%, 11/15/28                     785       336
  7.330%, 04/01/31                     258       259
                                             -------
                                                 595
                                             -------

JPMorgan Chase Commercial
  Mortgage Securities Corp.
  5.464%, 10/12/35                   2,775     2,770
  4.545%, 01/15/42                   5,000     4,832
                                             -------
                                               7,602
                                             -------

LB-UBS Commercial Mortgage Trust
  4.821%, 04/15/30                   3,000     2,961
                                             -------

Morgan Stanley Capital
  4.590%, 04/14/40                   5,000     4,859
                                             -------

PNC Mortgage Acceptance Corp.
  5.910%, 03/12/34                   1,399     1,408
                                             -------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $43,716)                                43,766
                                             -------



PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
QUALITY BOND FUND

                                     PAR      VALUE
                                    (000)     (000)+
-----------------------------------------------------
ASSET BACKED SECURITIES -- 1.0%
-----------------------------------------------------
Railcar Leasing L.L.C.
  7.125%, 01/15/13                 $ 1,900   $ 1,976
                                             -------
(COST $1,908)




                                 NUMBER OF
                                   SHARES
-----------------------------------------------------



SHORT-TERM INVESTMENTS -- 15.1%
-----------------------------------------------------
BlackRock Provident
  Institutional
  Funds -- TempFund              7,478,458     7,478
Evergreen Prime Cash Management
  Money Market Fund              7,858,509     7,859




                                     PAR
                                    (000)
                                   ------



Federal Home Loan Bank
  4.780%, 01/02/07                 14,200     14,198
                                            --------
TOTAL SHORT-TERM INVESTMENTS
(COST $29,535)                                29,535
                                            --------


-----------------------------------------------------
SECURITIES LENDING COLLATERAL -- 18.7%
-----------------------------------------------------
Bank of Montreal Time Deposit
  5.25%, 01/02/2007                   301        301
Deutsche Bank Time Deposit
  4.75%, 01/02/2007                   887        887
Institutional Money Market Trust
  5.302%, 01/02/2007               33,773     33,773
IXIS Time Deposit
  5.30%, 01/02/2007                 1,199      1,199
National Bank Canada Time Deposit
  5.32%, 01/02/2007                   301        301
                                            --------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $36,461)                                36,461
                                            --------
TOTAL INVESTMENTS -- 100.0%
(COST $194,031)                             $194,915
                                            ========




----------------------
+  See Note 1 to Financial Statements.
*  Non-Income Producing Security.
#  Security position is either entirely or partially on loan.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, the security is considered liquid.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
HIGH YIELD BOND FUND




                                      PAR     VALUE
                                     (000)    (000)+
-----------------------------------------------------


CORPORATE BONDS -- 92.4%
-----------------------------------------------------

ADVERTISING -- 2.0%
Advanstar Communications, Inc.
  10.750%, 08/15/10                 $  300   $   322
Advanstar, Inc.
  15.000%, 10/15/11                    150       155
Affinity Group, Inc.+++
  10.875%, 02/15/12                     87        85
Lamar Advertising Co. CONV
  2.875%, 12/31/10                     300       406
Lamar Media Corp.
  6.625%, 08/15/15                     175       172
R.H. Donnelley Finance Corp.
  10.875%, 12/15/12                    175       190
RH Donnelley Corp.
  8.875%, 01/15/16                     375       393
                                             -------
                                               1,723
                                             -------

AEROSPACE & DEFENSE -- 1.2%
GenCorp, Inc. 144A @+++
  9.500%, 08/15/13                     497       526
Moog, Inc.
  6.250%, 01/15/15                     225       217
Sequa Corp.
  9.000%, 08/01/09                      50        53
Transdigm Inc.
  7.750%, 07/15/14                     200       205
                                             -------
                                               1,001
                                             -------

AUTOMOBILES & RELATED -- 3.4%
Commercial Vehicle Group, Inc.
  8.000%, 07/01/13                      50        48
Cooper Standard Automotive Corp.
  8.375%, 12/15/14                     175       137
Ford Motor Co. CONV
  4.250%, 12/15/36                      97       103
General Motors Corp.
  8.375%, 07/15/33                     500       462
Goodyear Tire & Rubber Co.
  7.857%, 08/15/11                      75        74
  8.625%, 12/01/11 144A @              400       413
H&E Equipment Services
  8.375%, 07/15/16                     200       210
Hertz Corporation 144A @
  8.875%, 01/01/14                     250       262
Lear Corporation 144A @
  8.750%, 12/01/16                     300       290
Neff Rental/Neff Finance
  11.250%, 06/15/12                    200       218
Rental Service Corp. 144A @
  9.500%, 12/01/14                     225       232
Sunstate Equipment Co LLC 144A @
  10.500%, 04/01/13                    200       212
Tenneco, Inc.
  8.625%, 11/15/14                     275       281
                                             -------
                                               2,942
                                             -------

BROADCAST/MEDIA -- 4.0%
Barrington Broadcasting, 144A @
  10.500%, 08/15/14                     75        75
EchoStar Communications Corp. CONV
  5.750%, 05/15/08                     125       126
Echostar DBS Corp.
  7.000%, 10/01/13                      25        25
  6.625%, 10/01/14                     300       293
Fisher Communications, Inc.
  8.625%, 09/15/14                      50        53
Gray Television, Inc.
  9.250%, 12/15/11                     250       262
Haights Cross+++
  11.750%, 08/15/11                    200       205
  18.737%, 08/15/11+                   100        63
Liberty Media Holding Corp. CONV
  4.000%, 11/15/29                     425       284
Lighthouse International Co. SA
  144A @
  8.000%, 04/30/14                     275       397
Lin Television Corp., CONV
  2.500%, 05/15/33                      38        36
Medianews Group, Inc.
  6.875%, 10/01/13                     175       158
  6.375%, 04/01/14                      50        43
Nexstar Finance Inc.
  10.730%, 04/01/13+                   300       269
  7.000%, 01/15/14                     150       141
Shaw Communications Inc.
  8.250%, 04/11/10                      75        80
Sinclair Broadcast Group
  8.000%, 03/15/12                     525       542
Videotron Ltee
  6.875%, 01/15/14                     175       176
  6.375%, 12/15/15                      50        49
XM Satellite Radio Inc.
  9.750%, 05/01/14                     225       225
                                             -------
                                               3,502
                                             -------

BUILDING & BUILDING SUPPLIES -- 1.2%
Associated Materials, Inc.
  13.910%, 03/01/14+                    50        34
Building Materials Corp. of
  America
  7.750%, 08/01/14                     325       294
Dycom Industries, Inc.
  8.125%, 10/15/15                     175       180
Esco Corp. 144A @
  8.388%, 12/15/13                     100       101
  8.625%, 12/15/13                     200       205
Interline Brands Inc.
  8.125%, 06/15/14                     250       257
                                             -------
                                               1,071
                                             -------

BUILDING & REAL ESTATE -- 0.4%
Brand Services, Inc.
  12.000%, 10/15/12                    225       249
Mobile Mini, Inc.
  9.500%, 07/01/13                      81        86
                                             -------
                                                 335
                                             -------

BUILDING PRODUCTS & SUPPLIES -- 0.3%
Texas Industries, Inc.
  7.250%, 07/15/13                     275       279
                                             -------
CABLE OPERATORS -- 1.2%
Charter Communications Operating
  LLC 144A @
  8.000%, 04/30/12                     650       675

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
HIGH YIELD BOND FUND

                                      PAR     VALUE
                                     (000)    (000)+
-----------------------------------------------------

CORPORATE BONDS -- (CONTINUED)
----------------------------------------------------


CABLE OPERATORS -- (CONTINUED)
CSC Holdings, Inc.
  7.250%, 07/15/08                  $  225   $   227
Kabel Deutschland
  10.625%, 07/01/14                    125       139
                                             -------
                                               1,041
                                             -------

CHEMICALS -- 1.5%
Hercules, Inc.
  6.750%, 10/15/29                     150       146
Huntsman International LLC 144A @
  7.875%, 11/15/14                     350       352
Ineos Group Holdings Plc 144A @
  8.500%, 02/15/16                     300       286
Koppers, Inc.
  9.875%, 10/15/13                     100       108
Rhodia, SA 144A @
  6.238%, 10/15/13                     100       131
Rockwood Specialties Group, Inc.
  10.625%, 05/15/11                     50        52
Terra Capital
  11.500%, 06/01/10                    200       215
                                             -------
                                               1,290
                                             -------

COMPUTER -- INTERNET SERVICES & SOFTWARE -- 0.3%
Juniper Networks, Inc. CONV
  (0.532%), 06/15/08+                  150       162
SS&C Technologies, Inc.
  11.750%, 12/01/13                     75        82
                                             -------
                                                 244
                                             -------

COMPUTER -- NETWORK PRODUCTS & SERVICES -- 0.5%
Intel Corp. CONV
  2.950%, 12/15/35 144A @              125       113
  2.950%, 12/15/35                      25        22
UGS Corp.
  10.000%, 06/01/12                    275       300
                                             -------
                                                 435
                                             -------

COMPUTER SERVICES & SOFTWARE -- 1.4%
Serena Software Inc.
  10.375%, 03/15/16                     75        80
Sungard Data Systems, Inc.
  9.125%, 08/15/13                     375       394
  9.973%, 08/15/13                     125       130
UGS Capital Corp. II 144A @
  10.348%, 06/01/11                    263       269
Unisys Corp.
  7.875%, 04/01/08                     150       150
  6.875%, 03/15/10                     100        98
  8.000%, 10/15/12                      75        74
                                             -------
                                               1,195
                                             -------

COMPUTERS & OFFICE EQUIPMENT -- 0.5%
Xerox Corp.
  7.625%, 06/15/13                     100       105
  6.400%, 03/15/16                     151       154
  6.750%, 02/01/17                     150       157
                                             -------
                                                 416
                                             -------

CONSUMER PRODUCTS -- 2.4%
Acco Brands Corp.
  7.625%, 08/15/15                     175       172
American Greetings Corp.
  7.375%, 06/01/16                      50        51
FTD, Inc.
  7.750%, 02/15/14                     294       295
Gregg Appliances
  9.000%, 02/01/13                      25        24
Jostens Holdings Corp.
  9.854%, 12/01/13+                    550       485
Jostens IH Corp.
  7.625%, 10/01/12                     175       177
Leslie's Poolmart
  7.750%, 02/01/13                     275       274
Sealy Mattress Co.
  8.250%, 06/15/14                     275       287
Simmons Bedding Co.
  7.875%, 01/15/14                      75        76
  12.037%, 12/15/14+                   275       216
                                             -------
                                               2,057
                                             -------

CONTAINERS -- 2.0%
Ball Corp.
  6.875%, 12/15/12                      75        77
Berry Plastics Holding Corp. 144A
  @
  8.875%, 09/15/14                     150       152
  9.235%, 09/15/14                      75        76
Bway Corp.
  10.000%, 10/15/10                    150       157
Graham Packaging Co.
  8.500%, 10/15/12                      50        51
Graphic Packaging International
  Corp.
  8.500%, 08/15/11                      75        78
  9.500%, 08/15/13                     125       132
Greif Brothers Corp.
  8.875%, 08/01/12                     100       105
Owens-Brockway Glass Container,
  Inc.
  8.875%, 02/15/09                     325       332
  8.750%, 11/15/12                     250       265
  8.250%, 05/15/13                     100       103
Owens-Illinois, Inc.
  7.350%, 05/15/08                      75        75
Stone Container Corp.
  8.375%, 07/01/12                     100        98
                                             -------
                                               1,701
                                             -------

COSMETICS & TOILETRIES -- 0.1%
Chattem, Inc.
  7.000%, 03/01/14                      50        49
                                             -------
DISTRIBUTION SERVICES -- 0.2%
ADESA Corp.
  7.625%, 06/15/12                     200       207
                                             -------

DIVERSIFIED OPERATIONS -- 1.4%
Bombardier, Inc. 144A @
  6.750%, 05/01/12                     100        98
Covalence Specialty Material 144A
  @
  10.250%, 03/01/16                    125       114
Festival Fun Pk LLC
  10.875%, 04/15/14                     75        75
Fisher Scientific International,
  Inc.
  6.125%, 07/01/15                     250       247

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
HIGH YIELD BOND FUND

                                      PAR     VALUE
                                     (000)    (000)+
-----------------------------------------------------

CORPORATE BONDS -- (CONTINUED)
----------------------------------------------------


DIVERSIFIED OPERATIONS -- (CONTINUED)
Leucadia National Corp.
  7.000%, 08/15/13                  $  275   $   279
Nell AF Sarl 144A @
  8.375%, 08/15/15                     350       360
                                             -------
                                               1,173
                                             -------

ELECTRONIC COMPONENTS -- 0.7%
NXP BV 144A @
  8.118%, 10/15/13                     175       178
  9.500%, 10/15/15                     425       436
                                             -------
                                                 614
                                             -------

ELECTRONIC COMPONENTS & SEMICONDUCTORS -- 2.6%
Celestica Inc.
  7.875%, 07/01/11                     225       223
Conexant Systems Inc.
  9.126%, 11/15/10+ 144A @             175       178
  4.000%, 03/21/26 CONV                100        91
Flextronics International Ltd.
  6.250%, 11/15/14                     125       121
Freescale Semiconductor 144A @
  8.875%, 12/15/14                     350       349
  9.195%, 12/15/14                     125       124
  10.125%, 12/15/16                    450       451
L-3 Communications Corp.
  6.375%, 10/15/15                     325       322
Spansion LLC 144A @
  11.250%, 01/15/16                    150       158
Stats Chippac, Inc.
  6.750%, 11/15/11                     100        98
Superior Essex, Inc.
  9.000%, 04/15/12                     125       130
                                             -------
                                               2,245
                                             -------

ENERGY RESOURCES & SERVICES -- 6.9%
AES Corp.
  9.375%, 09/15/10                     275       299
  8.875%, 02/15/11                     300       322
  7.750%, 03/01/14                      75        79
  9.000%, 05/15/15 144A @              250       269
Allegheny Energy Supply Co. LLC
  7.800%, 03/15/11                      50        54
  8.250%, 04/15/12 144A @               25        27
Alpha Natural Resources LLC
  10.000%, 06/01/12                    200       217
CMS Energy Corp.
  8.500%, 04/15/11                      50        54
Copano Energy LLC
  8.125%, 03/01/16                     150       155
Hilcorp Energy Co. 144A @
  10.500%, 09/01/10                    250       268
  7.750%, 11/01/15                      50        49
Invensys Plc 144A @
  9.875%, 03/15/11                     260       279
Midwest Generation LLC
  8.750%, 05/01/34                     425       461
Mirant Americas Generation, LLC
  8.300%, 05/01/11                     200       205
Mirant North America LLC
  7.375%, 12/31/13                     850       863
Mission Energy Holding Co.
  13.500%, 07/15/08                    200       221
NRG Energy, Inc.
  7.250%, 02/01/14                     100       101
  7.375%, 02/01/16                     775       779
Orion Power Holdings, Inc.
  12.000%, 05/01/10                    300       341
Peabody Energy Corp.
  7.375%, 11/01/16                     125       133
Petrohawk Energy Corp.
  9.125%, 07/15/13                     175       184
Sierra Pacific Resources
  7.803%, 06/15/12+++                   25        26
  8.625%, 03/15/14                     250       268
Stone Energy Corp. 144A @
  8.124%, 07/15/10                     200       198
Utilicorp Canada Finance Corp.
  7.750%, 06/15/11                     150       158
                                             -------
                                               6,010
                                             -------

ENTERTAINMENT & LEISURE -- 2.3%
AMC Entertainment, Inc.
  11.000%, 02/01/16                    300       337
AMF Bowling Worldwide, Inc.
  10.000%, 03/01/10                    200       207
Cinemark, Inc.
  9.000%, 02/01/13                     100       106
  9.391%, 03/15/14+                    625       537
K2, Inc.
  7.375%, 07/01/14                     200       202
MTR Gaming Group, Inc. 144A @
  9.000%, 06/01/12                      50        51
Pokagon Gaming Authority 144A @
  10.375%, 06/15/14                    250       274
Speedway Motorsports Inc.
  6.750%, 06/01/13                      50        50
Town Sports International, Inc.
  9.625%, 04/15/11                      80        85
Tunica-Biloxi Gaming AU 144A @
  9.000%, 11/15/15                     125       129
                                             -------
                                               1,978
                                             -------

FINANCE -- 7.5%
BCP Caylux Holdings Luxembourg SCA
  9.625%, 06/15/14                     385       425
Couche-Tard U.S./Finance
  7.500%, 12/15/13                     325       332
FBOP Capital Trust II 144A @+++
  10.000%, 01/15/09                    150       160
Ford Motor Credit Co.
  9.957%, 04/15/12                   1,125     1,192
FTI Consulting Inc.
  7.625%, 06/15/13                     200       207
  7.750%, 10/01/16 144A @              150       156
General Motors Acceptance Corp.
  6.750%, 12/01/14                     725       745
  8.000%, 11/01/31                   1,350     1,550
Global Cash Access LLC
  8.750%, 03/15/12                     204       214
IAAI Finance Corp.
  11.000%, 04/01/13                    200       226

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
HIGH YIELD BOND FUND

                                      PAR     VALUE
                                     (000)    (000)+
-----------------------------------------------------

CORPORATE BONDS -- (CONTINUED)
----------------------------------------------------


FINANCE -- (CONTINUED)
iPayment, Inc.
  9.750%, 05/15/14                  $  250   $   257
iPayment Investors LP 144A @+++
  12.750%, 07/15/14                    175       176
Poster Financial Group Inc.
  8.750%, 12/01/11                     250       260
Rafealla Apparel Group 144A @
  11.250%, 06/15/11                    201       205
Rainbow National Services 144A @
  8.750%, 09/01/12                      75        79
Stone Container Finance
  7.375%, 07/15/14                     325       302
                                             -------
                                               6,486
                                             -------

FOOD & BEVERAGES -- 1.2%
B&G Foods, Inc.
  8.000%, 10/01/11                     275       278
Del Monte Corp.
  8.625%, 12/15/12                     275       290
Reynolds American, Inc.
  7.250%, 06/01/13                     275       286
  7.625%, 06/01/16                     150       159
                                             -------
                                               1,013
                                             -------

HEALTHCARE -- 3.2%
Community Health Systems, Inc.
  6.500%, 12/15/12                     200       197
Concentra Operating Corp.
  9.500%, 08/15/10                     100       105
  9.125%, 06/01/12                     175       184
CRC Health Corp.
  10.750%, 02/01/16                    175       188
Fresenius Medical Care Capital
  Trust II
  7.875%, 02/01/08                      25        26
Genesis HealthCare Corp.
  8.000%, 10/15/13                     225       235
HCA Inc. 144A @
  9.250%, 11/15/16                     575       616
HCA-The Healthcare Corp.
  8.750%, 09/01/10                     375       391
Team Health Inc.
  11.250%, 12/01/13                    175       181
Triad Hospitals, Inc.
  7.000%, 11/15/13                     225       226
Vanguard Health Holding Co. II LLC
  9.000%, 10/01/14                     275       278
Ventas Realty Ltd. Partnership
  6.750%, 06/01/10                      75        77
  6.500%, 06/01/16                     100       103
                                             -------
                                               2,807
                                             -------

HOTELS & GAMING -- 1.5%
American Casino & Entertainment
  Properties LLC
  7.850%, 02/01/12                     200       204
Boyd Gaming Corp.
  8.750%, 04/15/12                      25        26
Buffalo Thunder, 144A @
  9.375%, 12/15/14                     225       229
Felcor Lodging LP
  8.500%, 06/01/11                      75        80
MGM Mirage, Inc.
  8.500%, 09/15/10                     100       107
  6.625%, 07/15/15                     225       214
Penn National Gaming Inc.
  6.750%, 03/01/15                     275       270
Pinnacle Entertainment
  8.250%, 03/15/12                      25        25
Trump Entertainment Resorts
  8.500%, 06/15/15                     175       174
                                             -------
                                               1,329
                                             -------

HOTELS & RESORTS -- 1.2%
Host Marriott LP
  7.125%, 11/01/13                      75        77
  6.375%, 03/15/15                      25        25
  6.750%, 06/01/16                     775       776
Little Trav Bay Odawa Inc. 144A
  @+++
  10.250%, 02/15/14                    125       126
                                             -------
                                               1,004
                                             -------

INDUSTRIAL -- 0.6%
Abitibi Consolidated, Inc.
  5.250%, 06/20/08                     125       120
  8.550%, 08/01/10                     100        95
American Commercial Lines/ACL
  Finance
  9.500%, 02/15/15                     200       222
Chukchansi Economic Development
  Authority 144A @+++
  8.780%, 11/15/12                     125       129
                                             -------
                                                 566
                                             -------

MACHINERY & HEAVY EQUIPMENT -- 1.0%
Case New Holland, Inc.
  9.250%, 08/01/11                     225       238
Columbus McKinnon Corp.
  8.875%, 11/01/13                     300       317
Stewart & Stevenson LLC, 144A @
  10.000%, 07/15/14                    200       210
Terex Corp.
  7.375%, 01/15/14                      75        76
                                             -------
                                                 841
                                             -------

MANUFACTURING -- 2.2%
Accuride Corp.
  8.500%, 02/01/15                     200       193
AGY Holding Corp. 144A @
  11.000%, 11/15/14                    125       125
Broder Bros. Co.
  11.250%, 10/15/10                    175       170
Foundation PA Coal Co.
  7.250%, 08/01/14                     250       254
General Cable Corp.
  9.500%, 11/15/10                     225       239
Indalex Holdings 144A @
  11.500%, 02/01/14                    125       131
Nutro Products, Inc., 144A @
  9.230%, 10/15/13                     150       155
  10.750%, 04/15/14                    200       219

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
HIGH YIELD BOND FUND

                                      PAR     VALUE
                                     (000)    (000)+
-----------------------------------------------------

CORPORATE BONDS -- (CONTINUED)
----------------------------------------------------


MANUFACTURING -- (CONTINUED)
RBS Global & Rexnord Corp., 144A @
  9.500%, 08/01/14                  $  375   $   390
  11.750%, 08/01/16                     50        52
                                             -------
                                               1,928
                                             -------

MEDICAL SERVICES & EQUIPMENT -- 0.7%
DaVita, Inc.
  6.625%, 03/15/13                     150       150
  7.250%, 03/15/15                     150       153
U.S. Oncology, Inc.
  9.000%, 08/15/12                     125       132
  10.750%, 08/15/14                     75        83
Warner Chilcott Corp.
  8.750%, 02/01/15                      81        83
                                             -------
                                                 601
                                             -------

MEDICAL SUPPLIES & EQUIPMENT -- 0.4%
Biovail Corp.
  7.875%, 04/01/10                     175       179
VWR International, Inc.
  8.000%, 04/15/14                     150       155
                                             -------
                                                 334
                                             -------

METAL COMPONENTS & PRODUCTS -- 0.7%
Century Aluminum Co.
  7.500%, 08/15/14                     125       127
Gerdau AmeriSteel Corp.
  10.375%, 07/15/11                    100       107
Metals USA Inc.
  11.125%, 12/01/15                    150       165
Novelis, Inc. 144A @
  7.250%, 02/15/15                     225       218
                                             -------
                                                 617
                                             -------

METALS & MINING -- 0.7%
Aleris International, Inc. 144A @
  10.000%, 12/15/16                    175       176
Arch Western Finance LLC
  6.750%, 07/01/13                     150       149
Gibraltar Industries, Inc.
  8.000%, 12/01/15                     275       271
                                             -------
                                                 596
                                             -------

OFFICE EQUIPMENT & SERVICES -- 0.2%
IKON Office Solutions, Inc.
  7.750%, 09/15/15                     200       210
                                             -------
OFFICE PROPERTY -- 0.2%
Saul Centers, Inc.
  7.500%, 03/01/14                     150       152
                                             -------

OIL & GAS -- 5.5%
AmeriGas Partners L.P.
  7.250%, 05/20/15                     150       152
ANR Pipeline Co.
  8.875%, 03/15/10                      50        52
Atlas Pipeline Partners
  8.125%, 12/15/15                     125       128
Chaparral Energy Inc.
  8.500%, 12/01/15                     275       274
Chesapeake Energy Corp.
  6.500%, 08/15/17                     250       244
  6.875%, 11/15/20                     450       442
Clayton William Emergy
  7.750%, 08/01/13                     175       161
Colorado Interstate Gas
  6.800%, 11/15/15                     125       130
Complete Product Services 144A @
  8.000%, 12/15/16                     175       179
Compton Petroleum Corp.
  7.625%, 12/01/13                     325       314
Denbury Resources, Inc.
  7.500%, 04/01/13                     200       203
  7.500%, 12/15/15                      75        77
Dynegy Roseton/Danskammer LLC
  7.270%, 11/08/10                     175       179
Encore Acquisition Co.
  7.250%, 12/01/17                     225       218
Ferrellgas Partners LP
  8.750%, 06/15/12                     225       231
Forest Oil Corp.
  8.000%, 12/15/11                     100       104
Hanover Compressor Co.
  7.500%, 04/15/13                     225       227
  9.000%, 06/01/14                      75        81
Magnum Hunter Resources, Inc.
  9.600%, 03/15/12                      32        34
OPTI Canada Inc.,144A @
  8.250%, 12/15/14                     225       231
Range Resources Corp.
  6.375%, 03/15/15                     200       195
  7.500%, 05/15/16                     150       154
Southern Natural Gas Co.
  8.875%, 03/15/10                     100       105
Swift Energy Co.
  9.375%, 05/01/12                      50        53
Williams Cos., Inc.
  8.125%, 03/15/12                     225       244
  7.625%, 07/15/19                      50        54
  7.500%, 01/15/31                     150       156
  7.750%, 06/15/31                     100       105
                                             -------
                                               4,727
                                             -------

PAPER & RELATED PRODUCTS -- 2.9%
Boise Cascade LLC
  7.125%, 10/15/14                     325       314
Domtar Inc.
  7.875%, 10/15/11                     125       130
  5.375%, 12/01/13                      75        68
  9.500%, 08/01/16                      25        27
Georgia Pacific Corp.
  8.125%, 05/15/11                     150       158
  7.000%, 01/15/15 144A @              100       100
  7.700%, 06/15/15                     150       153
  7.125%, 01/15/17 144A @              350       349
MDP Acquisitions Plc
  9.625%, 10/01/12                     350       371
Newpage Corp.
  10.000%, 05/01/12                     25        26
  11.621%, 05/01/12                    150       162
  12.000%, 05/01/13                    125       132
Norske Skog Canada Ltd
  7.375%, 03/01/14                     175       166

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
HIGH YIELD BOND FUND

                                      PAR     VALUE
                                     (000)    (000)+
-----------------------------------------------------

CORPORATE BONDS -- (CONTINUED)
----------------------------------------------------


PAPER & RELATED PRODUCTS -- (CONTINUED)
Verso Paper Holdings LLC 144A @
  9.121%,  08/01/14                 $   50   $    51
  9.125%,  08/01/14                    100       104
  11.375%, 08/01/16                    225       236
                                             -------
                                               2,547
                                             -------

PHARMACEUTICALS -- 0.6%
Amerisourcebergen Corp.
  5.625%, 09/15/12                     225       221
Mylan Laboratories, Inc.
  5.750%, 08/15/10                     175       175
Omnicare, Inc.
  6.750%, 12/15/13                     100        99
  6.875%, 12/15/15                      50        49
                                             -------
                                                 544
                                             -------

PHOTOGRAPHY EQUIPMENT & SUPPLIES -- 0.3%
Eastman Kodak Co.
  7.250%, 11/15/13                     225       224
                                             -------

PRINTING & PUBLISHING -- 2.5%
Dex Media Inc.
  8.064%, 11/15/13+                     25        22
Dex Media East LLC
  12.125%, 11/15/12                    292       322
Dex Media Finance/West
  9.875%, 08/15/13                     225       245
Idearc, Inc. 144A @
  8.000%, 11/15/16                     800       812
Morris Publishing
  7.000%, 08/01/13                     275       261
Nebraska Book Co., Inc.
  8.625%, 03/15/12                     375       360
Quebecor World Inc. 144A @
  9.750%, 01/15/15                     125       126
                                             -------
                                               2,148
                                             -------

RESTAURANTS -- 0.6%
O'Charley's, Inc.
  9.000%, 11/01/13                     200       210
Real Mex Restaurants Inc.
  10.000%, 04/01/10                    125       132
The Restaurant Company
  10.000%, 10/01/13                    225       212
                                             -------
                                                 554
                                             -------
RETAIL -- 2.7%
Amerigas Part/Eagle Fin
  7.125%, 05/20/16                     275       275
AutoNation, Inc.
  7.374%, 04/15/13                      75        75
  7.000%, 04/15/14                      75        76
Bon-ton Dept Stores Inc.
  10.250%, 03/15/14                    200       205
General Nutrition Center
  8.500%, 12/01/10                     175       180
  8.625%, 01/15/11                      50        53
GSC Holdings Corp.
  8.000%, 10/01/12                     750       784
Pathmark Stores, Inc.
  8.750%, 02/01/12                     225       225
Payless Shoesource, Inc.
  8.250%, 08/01/13                      25        26
Sally Holdings LLC 144A @
  9.250%, 11/15/14                     225       229
The Pantry, Inc.
  7.750%, 02/15/14                     200       201
                                             -------
                                               2,329
                                             -------

SERVICES -- COMMERCIAL -- 1.9%
Brickman Group Ltd.
  11.750%, 12/15/09                    100       106
Digicel Limited 144A @+++
  9.250%, 09/01/12                     300       320
Education Management LLC 144A @
  10.250%, 06/01/16                    550       582
Interface, Inc.
  10.375%, 02/01/10                    350       387
  9.500%, 02/01/14                      25        26
Mac-Gray Corp.
  7.625%, 08/15/15                     200       203
                                             -------
                                               1,624
                                             -------

SPECIAL PURPOSE ENTITY -- 0.9%
AAC Group Holding Corp.
  10.755%, 10/01/12+                   150       131
  12.750%, 10/01/12                    130       138
Canwest Media Inc.
  8.000%, 09/15/12                     287       300
JSG Funding PLC
  7.750%, 04/01/15                     100        96
Stripes Acq/Susser Financial 144A
  @
  10.625%, 12/15/13                    123       134
                                             -------
                                                 799
                                             -------

TELECOMMUNICATIONS -- 14.5%
Allbritton Communications Co.
  7.750%, 12/15/12                     425       429
American Tower Corp.
  7.250%, 12/01/11                      50        52
  3.000%, 08/15/12 CONV                150       285
  7.125%, 10/15/12                     100       103
Broadview Networks Holdings 144A @
  11.375%, 09/01/12                    125       130
Canadian Satellite Radio+++
  12.750%, 02/15/14                    125       126
Centennial Communication
  10.000%, 01/01/13                     75        80
  10.125%, 06/15/13                    275       296
Citizens Communications Co.
  6.250%, 01/15/13                     125       123
  7.875%, 01/15/27 144A @              125       126
  9.000%, 08/15/31                     500       543
Cricket Communications Corp. 144A
  @
  9.375%, 11/01/14                     325       343
DirecTV Holdings
  8.375%, 03/15/13                     350       364
Dobson Cellular Systems
  9.875%, 11/01/12                     150       164
Dobson Communications Corp.
  8.875%, 10/01/13                     225       229

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
HIGH YIELD BOND FUND

                                      PAR     VALUE
                                     (000)    (000)+
-----------------------------------------------------

CORPORATE BONDS -- (CONTINUED)
----------------------------------------------------


TELECOMMUNICATIONS -- (CONTINUED)
GCI Inc.,
  7.250%, 02/15/14                  $  225   $   223
Hellas II 144A @
  11.110%, 01/15/15                    225       226
Horizon PCS, Inc.
  11.375%, 07/15/12                    100       112
Insight Midwest LP/Insight
  Capital, Inc.
  9.750%, 10/01/09                      52        53
Intelsat Bermuda Co., Ltd.
  9.614%, 01/15/12                     200       202
Intelsat Sub Holding Co., Ltd.
  8.250%, 01/15/13                     125       127
IPCS, Inc.
  11.500%, 05/01/12                    125       139
Level 3 Communications, Inc. CONV
  6.000%, 09/15/09                      52        49
  11.500%, 03/01/10                    200       212
  6.000%, 03/15/10                      48        44
Level 3 Financing, Inc. 144A @
  9.250%, 11/01/14                     125       128
Lucent Technologies, Inc.
  6.500%, 01/15/28                     150       138
  6.450%, 03/15/29                      25        23
Metropcs Wireless Inc., 144A @
  9.250%, 11/01/14                     400       418
Mobile Services Group Inc., 144A @
  9.750%, 08/01/14                     200       209
Nextel Partners, Inc.
  8.125%, 07/01/11                     200       208
Nordic Tel Co., Holdings 144A @
  8.875%, 05/01/16                     675       722
Nortel Networks Ltd. 144A @
  9.730%, 07/15/11                     275       290
Panamsat Corp.
  9.000%, 08/15/14                     262       277
Qwest Corp.
  7.875%, 09/01/11                     250       266
  8.875%, 03/15/12                     225       251
  8.640%, 06/15/13                     225       244
  7.500%, 10/01/14                     375       398
Rogers Cable, Inc.
  6.750%, 03/15/15                     150       155
Rogers Wireless Communications,
  Inc.
  9.625%, 05/01/11                     250       284
  8.000%, 12/15/12                     825       881
  7.500%, 03/15/15                     100       109
Rural Cellular Corp.
  9.875%, 02/01/10                     125       133
  10.899%, 11/01/12                     75        78
Sirus Satellite Radio
  9.625%, 08/01/13                     225       221
Syniverse Technologies Inc.
  7.750%, 08/15/13                     225       224
Time Warner Telecom Holdings
  9.250%, 02/15/14                      25        27
US LEC Corp.
  13.870%, 10/01/09                    100       106
Valor Telecomm LLC
  7.750%, 02/15/15                     150       161
West Corp. 144A @
  9.500%, 10/15/14                      75        75
  11.000%, 10/15/16                    300       303
Wind Acquisition Fin SA 144A @
  10.750%, 12/01/15                    325       370
Windstream Corp. 144A @
  8.625%, 08/01/16                   1,000     1,095
                                             -------
                                              12,574
                                             -------

TEXTILES & APPAREL -- 0.6%
Invista 144A @
  9.250%, 05/01/12                     225       241
Tandus Group
  9.750%, 02/15/10                     250       256
                                             -------
                                                 497
                                             -------

TRANSPORTATION & RELATED SERVICES -- 1.2%
CHC Helicopter Corp.
  7.375%, 05/01/14                     150       145
Continental Airlines, Inc.
  8.750%, 12/01/11                     175       177
Delta Air Lines, Inc.
  27.525%, 12/15/09+ ++++              275       184
Offshore Logistics, Inc.
  6.125%, 06/15/13                     225       213
Travelport Inc. 144A @
  11.875%, 09/01/16                    225       231
Tfm Sa De Cv
  9.375%, 05/01/12                     100       107
                                             -------
                                               1,057
                                             -------

WASTE MANAGEMENT -- 0.4%
Allied Waste North America, Inc.
  9.250%, 09/01/12                      25        27
Casella Waste Systems, Inc.
  9.750%, 02/01/13                     325       341
                                             -------
                                                 368
                                             -------
TOTAL CORPORATE BONDS
(COST $78,079)                                79,984
                                             -------





                                 NUMBER OF
                                   SHARES
-----------------------------------------------------


COMMON STOCK -- 2.6%
-----------------------------------------------------

ENERGY RESOURCES & SERVICES -- 0.2%
Reliant Energy, Inc.*                9,375       133
                                             -------

ENTERTAINMENT & LEISURE -- 0.4%
Progressive Gaming
  International*+++                  1,200        11
Regal Entertainment Group           15,625       333
                                             -------
                                                 344
                                             -------

HOTELS & GAMING -- 0.1%
Lakes Entertainment, Inc.*          10,925       118
                                             -------
OIL & GAS -- 0.2%
PNM Resources Inc.+++                   21         1
Williams Cos., Inc.                  8,000       209
                                             -------
                                                 210
                                             -------

RETAIL -- 0.0%
Pathmark Stores, Inc.*+++            1,532        17
                                             -------


PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
HIGH YIELD BOND FUND

                                 NUMBER OF    VALUE
                                   SHARES     (000)+
-----------------------------------------------------
COMMON STOCK -- (CONTINUED)
----------------------------------------------------


TELECOMMUNICATIONS -- 1.6%
Citizens Communications Co.          9,400   $   135
Crown Castle International
  Corp.*                             4,775       154
Dobson Communications Corp.*             1         0
Geoeye, Inc.*+++                     3,277        63
Loral Space & Communications
  Ltd.*                              6,856       279
Rogers Wireless Communications,
  Inc.                               7,125       425
Telus Corp.                          3,625       162
Windstream Corp.                     9,725       138
                                             -------
                                               1,356
                                             -------

WASTE MANAGEMENT -- 0.1%
Synagro Technologies, Inc.          24,100       107
                                             -------
TOTAL COMMON STOCKS
(COST $2,215)                                  2,285
                                             -------


-----------------------------------------------------
PREFERRED STOCK -- 2.1%
-----------------------------------------------------
AUTOMOBILES & RELATED -- 1.0%
Ford Motor Co. Cap TR II             4,650       159
General Motors Corp.                31,725       672
                                             -------
                                                 831
                                             -------

BROADCAST/MEDIA -- 0.2%
Ion Media Networks                      16         1
Spanish Broadcasting System+++         178       196
                                             -------
                                                 197
                                             -------

ENERGY RESOURCES & SERVICES -- 0.8%
Lucent Technologies Capital
  Trust                                425       438
NRG Energy, Inc.                       175       260
                                             -------
                                                 698
                                             -------

TELECOMMUNICATIONS -- 0.1%
Loral Skynet Corp.+++                  413        85
                                             -------
TEXTILES & APPAREL -- 0.0%
Anvil Holdings, Inc.*+++            13,020        13
                                             -------
TOTAL PREFERRED STOCKS
(COST $1,790)                                  1,824
                                             -------


-----------------------------------------------------
WARRANTS -- 0.2%
-----------------------------------------------------
Geoeye Inc. Warrant*+++                612         6
IPCS, Inc. 144A @*+++                  300        --
KMC Telecom Holdings, Inc. 144A
  @*+++                                200        --
MDP Acquisitions Plc 144A @*+++        100         2
Pathmark Stores, Inc.*+++            2,350         1
SW Acquisition*+++                       1        --
TravelCenters of America,
  Inc.*+++                           1,800        92
TravelCenters of America,
  Inc.*+++                             500        25
UbiquiTel, Inc. 144A @*+++             900        --
                                             -------
TOTAL WARRANTS
(COST $94)                                       126
                                             -------


SHORT-TERM INVESTMENTS -- 2.7%
-----------------------------------------------------
T. Rowe Price Reserve
Investment Fund (COST $2,370)    2,370,202     2,370
                                             -------
TOTAL INVESTMENTS -- 100.0%
(COST $84,548)                               $86,589
                                             =======




----------------------
+       See Note 1 to Financial Statements.
*       Non-Income Producing Security.
CONV -- Convertible
+ Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
+++ Illiquid security. The total market value of illiquid securities at December 31, 2006 is $2,454,000.
++++   Defaulted security.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, the security is considered liquid.

   The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
FLEXIBLY MANAGED FUND




                                   NUMBER      VALUE
                                 OF SHARES     (000)+
-------------------------------------------------------


COMMON STOCKS -- 50.3%
-------------------------------------------------------


BANKING -- 3.5%
Banco Popolare di Verona e
  Novara Scrl                      288,700    $  8,289
First Horizon National Corp.#      154,000       6,434
Royal Bank of Scotland Group
  Plc                              331,653      12,942
SunTrust Banks, Inc.#              154,100      13,014
U.S. Bancorp#                      402,800      14,577
                                              --------
                                                55,256
                                              --------

BROADCAST/MEDIA -- 3.0%
Comcast Corp.*#                    129,800       5,494
EchoStar Communications Corp.*#    232,600       8,846
Liberty Media Holding
  Corp. -- Capital Series A*        84,800       8,309
Liberty Media Holding
  Corp. -- Interactive A*          361,000       7,787
Meredith Corp.                      14,100         794
Time Warner, Inc.#                 718,900      15,658
                                              --------
                                                46,888
                                              --------

BUILDING PRODUCTS & SUPPLIES -- 0.8%
American Standard Cos., Inc.#      128,200       5,878
Centex Corp.#                      113,200       6,370
                                              --------
                                                12,248
                                              --------

CHEMICALS -- 0.8%
Du Pont (E.I.) De Nemours and
  Co.#                             258,700      12,601
                                              --------

COMPUTER -- INTERNET SERVICES & SOFTWARE -- 0.4%
Juniper Networks, Inc.*#           299,700       5,676
                                              --------

COMPUTER -- NETWORK PRODUCTS & SERVICES -- 1.3%
Intel Corp.#                       979,800      19,841
                                              --------

COMPUTER SERVICES & SOFTWARE -- 3.1%
First Data Corp.                   360,800       9,208
Microsoft Corp.                  1,296,400      38,710
                                              --------
                                                47,918
                                              --------

CONSUMER PRODUCTS -- 0.8%
Fortune Brands, Inc.                62,000       5,294
Newell Rubbermaid, Inc.            238,200       6,896
                                              --------
                                                12,190
                                              --------

DIVERSIFIED OPERATIONS -- 5.2%
General Electric Co.               767,000      28,540
Honeywell International, Inc.      310,300      14,038
Tyco International Ltd.          1,255,000      38,152
                                              --------
                                                80,730
                                              --------

ENERGY RESOURCES & SERVICES -- 1.9%
Entergy Corp.                      127,600      11,780
PPL Corp.                          523,100      18,748
                                              --------
                                                30,528
                                              --------

FINANCE -- 3.7%
Ameriprise Financial, Inc.         230,000      12,535
H&R Block, Inc.#                   562,700      12,964
JPMorgan Chase & Co.               280,800      13,563
Legg Mason, Inc.#                  105,300      10,009
Prudential Financial, Inc.         104,300       8,955
                                              --------
                                                58,026
                                              --------

FINANCIAL SERVICES -- 0.2%
Western Union Co.                  139,700       3,132
                                              --------

FOOD & BEVERAGES -- 2.9%
Anheuser-Busch Co., Inc.           267,600      13,166
Coca-Cola Co.                      440,500      21,254
General Mills, Inc.                188,000      10,829
                                              --------
                                                45,249
                                              --------

INSURANCE -- 6.1%
American International Group,
  Inc.#                            370,800      26,572
Aon Corp.#                         220,300       7,785
CIGNA Corp.                         31,400       4,131
Genworth Financial, Inc.#          331,500      11,341
Hartford Financial Services
  Group, Inc.#                     147,300      13,745
Marsh & McLennan Cos., Inc.#       556,400      17,059
White Mountains Insurance Group
  Ltd.                              17,500      10,140
XL Capital Ltd.                     74,400       5,358
                                              --------
                                                96,131
                                              --------

MANUFACTURING -- 0.2%
Chemtura Corp.#                    366,041       3,525
                                              --------

MEDICAL SERVICES & EQUIPMENT -- 1.1%
Baxter International, Inc.         179,800       8,341
Cardinal Health, Inc.              138,500       8,923
                                              --------
                                                17,264
                                              --------

MEDICAL SUPPLIES & EQUIPMENT -- 0.5%
Boston Scientific Corp.*           412,400       7,085
                                              --------

METAL COMPONENTS & PRODUCTS -- 0.2%
Alcoa, Inc.                        108,700       3,262
                                              --------

METALS & MINING -- 0.9%
Newmont Mining Corp.#              184,500       8,330
Teck Cominco Ltd. Class B           78,084       5,884
                                              --------
                                                14,214
                                              --------

OIL & GAS -- 3.4%
Baker Hughes, Inc.                  73,900       5,517
Chevron Corp.                       66,480       4,888
CNX Gas Corp.*#                    184,700       4,710
Murphy Oil Corp.#                  570,400      29,005
Total SA -- ADR                    130,500       9,386
                                              --------
                                                53,506
                                              --------

PAPER & RELATED PRODUCTS -- 1.5%
Bowater, Inc.#                     223,200       5,022
International Paper Co.#           556,500      18,977
                                              --------
                                                23,999
                                              --------

PHARMACEUTICALS -- 3.5%
Merck & Co., Inc.                  183,300       7,992
Pfizer, Inc.                       837,900      21,701
Wyeth                              492,100      25,058
                                              --------
                                                54,751
                                              --------

PRINTING & PUBLISHING -- 0.5%
Idearc, Inc.*                       12,890         369
New York Times Co.#                309,000       7,528
                                              --------
                                                 7,897
                                              --------


PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
FLEXIBLY MANAGED FUND

                                   NUMBER      VALUE
                                 OF SHARES     (000)+
-------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
------------------------------------------------------


RETAIL -- 1.5%
CVS Corp.                          121,300    $  3,749
Home Depot, Inc.#                  481,100      19,321
                                              --------
                                                23,070
                                              --------

SERVICES -- COMMERCIAL -- 0.3%
ServiceMaster Co.                  396,700       5,201
                                              --------

TELECOMMUNICATIONS -- 3.0%
AT&T, Inc.#                        474,400      16,960
BellSouth Corp.                    203,000       9,563
Sprint Nextel Corp.#               687,000      12,978
Telus Corp.                            700          31
Verizon Communications, Inc.#      214,800       7,999
                                              --------
                                                47,531
                                              --------
TOTAL COMMON STOCKS
(COST $635,691)                                787,719
                                              --------





                                   PAR
                                  (000)
------------------------------------------------------


CORPORATE BONDS -- 11.2%
------------------------------------------------------


ADVERTISING -- 0.3%
Lamar Advertising Co. CONV
  2.875%, 12/31/10               $ 3,400       4,611
                                            --------

AEROSPACE & DEFENSE -- 0.1%
Alliant Techsystems, Inc. CONV
  3.000%, 08/15/24                   579         683
                                            --------

APARTMENTS -- 0.3%
United Dominion Realty Trust,
  Inc.
  144A @+++ CONV
  4.000%, 12/15/35                 4,165       4,889
                                            --------

BROADCAST/MEDIA -- 1.4%
Echostar Communications Corp.
  CONV
  5.750%, 05/15/08                 8,239       8,393
Liberty Media Holding Corp.
  CONV
  3.250%, 03/15/31                16,175      13,486
                                            --------
                                              21,879
                                            --------

DIVERSIFIED OPERATIONS -- 0.3%
Tyco International Ltd. CONV
  3.125%, 01/15/23                 3,503       4,961
                                            --------

ENERGY RESOURCES & SERVICES -- 0.1%
Teco Energy, Inc.
  7.000%, 05/01/12                 1,675       1,763
                                            --------

FOOD & BEVERAGES -- 0.7%
General Mills, Inc. CONV
  (0.0693%), 10/28/22+            13,643      10,113
                                            --------

HEALTHCARE -- 0.3%
LifePoint Hospitals, Inc. CONV
  3.250%, 08/15/25                 5,003       4,497
                                            --------

INSURANCE -- 0.3%
USF&G Corp. CONV
  6.088%, 03/03/09+                4,784       4,401
                                            --------

MEDICAL SERVICES & EQUIPMENT -- 1.0%
Amgen, Inc. CONV
  0.375%, 02/01/13#                4,084       4,013
  0.375%, 02/01/13 144A @+++       9,453       9,288
Beckman Coulter, Inc.# 144A
  @+++ CONV
  2.500%, 12/15/36                 2,388       2,427
                                            --------
                                              15,728
                                            --------

MEDICAL SUPPLIES & EQUIPMENT -- 0.2%
Invitrogen Corp. CONV
  3.250%, 06/15/25                 3,717       3,499
                                            --------

OIL & GAS -- 1.5%
Peabody Energy CONV
  4.750%, 12/15/36                 8,900       8,488
Schlumberger Ltd. CONV
  1.500%, 06/01/23                 2,934       5,175
  2.125%, 06/01/23                 4,326       7,100
Williams Cos, Inc.
  8.125%, 03/15/12                 2,800       3,031
                                            --------
                                              23,794
                                            --------

PHARMACEUTICALS -- 1.2%
Omnicare Inc. CONV
  3.250%, 12/15/35                 1,476       1,280
Roche Holdings, Inc. 144A @+++
  CONV
  3.618%, 07/25/21+               12,200      11,691
Valeant Pharmaceuticals
  International CONV
  4.000%, 11/15/13                 5,990       5,705
                                            --------
                                              18,676
                                            --------

RETAIL -- 0.7%
Amazon.com, Inc. CONV
  4.750%, 02/01/09                 4,892       4,800
The TJX Companies, Inc. CONV
  (0.666%), 02/13/21+              6,977       6,576
                                            --------
                                              11,376
                                            --------

TELECOMMUNICATIONS -- 2.8%
Crown Castle International
  Corp. CONV
  4.000%, 07/15/10                 1,580       4,712
Lucent Technologies, Inc. CONV
  2.750%, 06/15/23                 2,700       2,902
  2.750%, 06/15/25                11,023      12,456
  8.000%, 08/01/31#               10,200      10,200
Nextel Communications, Inc.
  7.375%, 08/01/15                13,750      14,100
                                            --------
                                              44,370
                                            --------
TOTAL CORPORATE BONDS
(COST $159,537)                              175,240
                                            --------




                                 NUMBER OF
                                   SHARES
--------------------------------------------------------


PREFERRED STOCKS -- 5.3%
--------------------------------------------------------

AUTOMOBILES & RELATED -- 1.7%
General Motors Corp.              1,023,700    $ 25,879
                                               --------

CHEMICAL & FERTILIZER -- 0.2%
Hercules, Inc.                        4,083       3,491
                                               --------

CONSUMER PRODUCTS -- 0.9%
Newell Financial Trust I
  5.250%                            299,300      14,254
                                               --------

CONTAINERS -- 0.1%
Owens-Illinois, Inc.                 48,400       1,791
                                               --------

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
FLEXIBLY MANAGED FUND

                                 NUMBER OF      VALUE
                                   SHARES       (000)+
--------------------------------------------------------
PREFERRED STOCKS -- (CONTINUED)
-------------------------------------------------------


ENERGY RESOURCES & SERVICES -- 0.3%

NRG Energy, Inc.                $     3,300    $  4,900
                                               --------

FINANCE -- 1.2%
Affiliated Managers Group,
  Inc. 144A @+++                    150,000       7,856
E*TRADE Financial Corp.             111,100       3,233
Federal National Mortgage
  Association                            70       6,984
                                               --------
                                                 18,073
                                               --------

INSURANCE -- 0.7%
Aspen Insurance Holdings,
  Ltd.                               94,900       5,191
Genworth Financial, Inc.            156,000       5,721
                                               --------
                                                 10,912
                                               --------

TELECOMMUNICATIONS -- 0.2%
IPC Holdings Ltd.                   115,600       3,396
                                               --------
TOTAL PREFERRED STOCKS
(COST $70,827)                                   82,696
                                               --------


--------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
--------------------------------------------------------

PAPER & RELATED PRODUCTS -- 0.3%
Potlatch Holding Corp.#             104,521       4,580
                                               --------
(COST $2,606)


--------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.7%
--------------------------------------------------------
T. Rowe Price Reserve
  Investment Fund               245,260,594     245,261
                                               --------
(COST $245,261)



                                    PAR
                                   (000)
-------------------------------------------------------


U.S. TREASURY NOTES -- 1.5%
-------------------------------------------------------
U.S. Treasury Note#
  4.875%, 05/31/08               $ 11,815       11,809
  4.875%, 05/15/09                 11,815       11,841
                                            ----------
TOTAL U.S. TREASURY NOTES
(COST $23,602)                                  23,650
                                            ----------


-------------------------------------------------------
SECURITIES LENDING COLLATERAL -- 15.7%
-------------------------------------------------------
Bank of Montreal Time Deposit
  5.25%, 01/02/2007                 1,788        1,788
Bear Stearns Variable Rate
  Commercial Paper
  5.372%, 01/02/2007                6,155        6,155
CIBC Yankee Certificate of
  Deposit
  5.32%, 01/29/2007                 6,850        6,850
Cullinan Financial Corp
  Variable Rate Bank Deposit
  5.32%, 01/22/2007                13,371       13,371
Deutsche Bank Time Deposit
  4.75%, 01/02/2007                 9,509        9,509
Institutional Money Market
  Trust
  5.302%, 01/02/2007              155,953      155,953
IXIS Time Deposit
  5.30%, 01/02/2007                 7,119        7,119
Morgan Stanley Variable Rate
  Commercial Paper
  5.372%, 01/02/2007               24,680       24,680
National Bank of Canada Time
  Deposit
  5.32%, 01/02/2007                 1,788        1,788
Sedna Financial Floating Rate
  Note
  5.29%, 01/25/2007                19,296       19,296
                                            ----------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $246,509)                                246,509
                                            ----------
TOTAL INVESTMENTS -- 100.0%
(COST $1,384,033)                           $1,565,655
                                            ==========



----------------------
+     See Note 1 to Financial Statements.
*     Non-Income Producing Security.
#     Security position is either entirely or partially on loan.
ADR    -- American Depository Receipt
CONV   -- Convertible
+ Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.
+++ Illiquid security. The total market value of illiquid securities at December 31, 2006 is $36,151,000.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, the security is considered liquid.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
GROWTH STOCK FUND




                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------



COMMON STOCKS -- 80.5%
------------------------------------------------------
AEROSPACE & DEFENSE -- 0.4%
General Dynamics Corp.               8,400   $    624
                                             --------
AGRICULTURAL PRODUCTS -- 0.5%
Monsanto Co.                        14,400        756
                                             --------
BANKING -- 2.6%
Anglo Irish Bank Corp. Plc          54,544      1,129
Erste Bank der
  oesterreichischen Sparkassen
  AG                                16,165      1,238
Northern Trust Corp.                15,700        953
UniCredito Italiano SpA             99,700        872
                                             --------
                                                4,192
                                             --------
BROADCAST/MEDIA -- 3.4%
EchoStar Communications Corp.*#     11,300        430
Grupo Televisa S.A. ADR             30,900        834
Harman International
  Industries, Inc.                  12,700      1,269
Liberty Media Holding
  Corp. -- Capital Series A*        11,530      1,130
Liberty Media Holding
  Corp. -- Interactive A*           31,750        685
Viacom, Inc., Class B*              27,300      1,120
                                             --------
                                                5,468
                                             --------
BUILDING & REAL ESTATE -- 0.5%
Lennar Corp.#                       16,100        844
                                             --------
COMPUTER -- INTERNET SERVICES & SOFTWARE -- 2.9%
eBay, Inc.*#                        18,300        550
Google, Inc.*#                       5,100      2,348
Juniper Networks, Inc.*#            50,000        947
Yahoo!, Inc.*#                      34,100        871
                                             --------
                                                4,716
                                             --------
COMPUTER -- NETWORK PRODUCTS & SERVICES -- 1.8%
Cisco Systems, Inc.*                59,600      1,629
Intel Corp.#                        19,600        397
International Game Technology,
  Inc.                              18,600        859
                                             --------
                                                2,885
                                             --------
COMPUTER SERVICES & SOFTWARE -- 4.6%
Adobe Systems, Inc.*                20,800        855
Affiliated Computer Services,
  Inc.*                              1,700         83
Autodesk, Inc.*                     23,500        951
Automatic Data Processing,
  Inc.                              31,600      1,556
EMC Corp.*                          50,900        672
Intuit, Inc.*                       15,000        458
Microsoft Corp.                     81,975      2,448
Oracle Corp.*                       25,500        437
                                             --------
                                                7,460
                                             --------
COMPUTERS & OFFICE EQUIPMENT -- 0.7%
Apple Computer, Inc.*                9,000        764
Dell, Inc.*#                        16,700        419
                                             --------
                                                1,183
                                             --------
CONSUMER PRODUCTS -- 0.8%
NIKE, Inc.                           6,700        664
Reckitt Benckiser Plc               13,600        620
                                             --------
                                                1,284
                                             --------
COSMETICS & TOILETRIES -- 0.9%
Procter & Gamble Co.                21,312      1,370
                                             --------
DISTRIBUTION SERVICES -- 0.2%
Fastenal Co.                        10,300        369
                                             --------
DIVERSIFIED OPERATIONS -- 4.2%
General Electric Co.               150,900      5,615
Tyco International Ltd.#            38,700      1,176
                                             --------
                                                6,791
                                             --------
ELECTRONIC COMPONENTS & SEMICONDUCTORS -- 3.9%
Analog Devices, Inc.                29,700        976
Applied Materials, Inc.#            42,400        782
ASML Holding NV*#                   11,300        278
Marvell Technology Group, Ltd.*     75,900      1,457
Maxim Integrated Products,
  Inc.                              37,900      1,160
Samsung Electronics Co.                556        365
Texas Instruments, Inc.             13,100        377
Xilinx, Inc.                        40,100        955
                                             --------
                                                6,350
                                             --------
ENTERTAINMENT & LEISURE -- 0.3%
Carnival Corp.#                     10,900        535
                                             --------
FINANCE -- 12.2%
American Express Co.                34,600      2,100
Charles Schwab Corp.                58,400      1,129
Chicago Mercantile Exchange
  Holdings, Inc.#                      600        306
Citigroup, Inc.                     37,500      2,089
Countrywide Financial Corp.#        23,800      1,010
Deutsche Boerse AG                   2,302        423
E*TRADE Financial Corp.*            54,300      1,217
Franklin Resources, Inc.            11,100      1,223
Goldman Sachs Group, Inc.            4,500        897
Legg Mason, Inc.#                   10,500        998
Morgan Stanley                      15,200      1,238
Prudential Financial, Inc.          16,500      1,417
SLM Corp.                           25,300      1,234
State Street Corp.                  25,800      1,740
UBS AG                              44,216      2,676
                                             --------
                                               19,697
                                             --------
FOOD & BEVERAGES -- 1.3%
InBev NV                             8,878        584
PepsiCo, Inc.                       17,400      1,088
Sysco Corp.                         13,200        485
                                             --------
                                                2,157
                                             --------
HEALTHCARE -- 2.9%
Humana, Inc.*                        8,300        459
Medco Health Solutions, Inc.*       18,900      1,010
UnitedHealth Group, Inc.            59,600      3,202
                                             --------
                                                4,671
                                             --------
HOTELS & GAMING -- 1.1%
MGM Mirage, Inc.*                   13,600        780
Wynn Resorts, Ltd.#                 10,000        939
                                             --------
                                                1,719
                                             --------
HOTELS & RESORTS -- 0.3%
Marriott International, Inc.#       10,900        520
                                             --------

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
GROWTH STOCK FUND

                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
-----------------------------------------------------


INSURANCE -- 3.5%
Aetna, Inc.                         19,200   $    829
American International Group,
  Inc.#                             29,600      2,121
Hartford Financial Services
  Group, Inc.#                       5,000        467
WellPoint, Inc.*                    27,100      2,132
                                             --------
                                                5,549
                                             --------
MACHINERY & HEAVY EQUIPMENT -- 1.9%
Danaher Corp.                       27,200      1,970
Deere & Co.#                         4,800        456
Joy Global Inc.#                    12,900        624
                                             --------
                                                3,050
                                             --------
MEDICAL SERVICES & EQUIPMENT -- 4.0%
Amgen, Inc.*                        31,600      2,159
Celgene Corp.*#                     13,400        771
Medtronic, Inc.#                    30,200      1,616
St. Jude Medical, Inc.*             12,000        439
Stryker Corp.                       15,300        843
Zimmer Holdings, Inc.*#              7,100        556
                                             --------
                                                6,384
                                             --------
MEDICAL SUPPLIES & EQUIPMENT -- 0.4%
Sepracor, Inc.*#                    11,400        702
                                             --------
METALS & MINING -- 0.6%
BHP Billiton, Ltd.                  50,095        996
                                             --------
OIL & GAS -- 5.1%
Baker Hughes, Inc.                  19,600      1,464
EOG Resources, Inc.                 11,900        743
Exxon Mobil Corp.                   18,000      1,379
Murphy Oil Corp.#                   12,200        620
Schlumberger Ltd.                   39,700      2,508
Total SA                            20,640      1,485
                                             --------
                                                8,199
                                             --------
PHARMACEUTICALS -- 5.5%
Caremark Rx, Inc.                   38,900      2,222
Eli Lilly & Co.                     10,700        557
Genentech, Inc.*                    12,400      1,006
Gilead Sciences, Inc.*              18,500      1,201
Novartis AG                         28,994      1,666
Roche Holding AG                     7,817      1,399
Wyeth#                              16,500        840
                                             --------
                                                8,891
                                             --------
RETAIL -- 6.3%
Amazon.com, Inc.*#                  30,700      1,212
Best Buy Co., Inc.                   6,650        327
CVS Corp.                           24,700        763
Home Depot, Inc.#                   14,500        582
Kohl's Corp.*#                      26,500      1,813
PETsMART, Inc.                      30,200        872
Target Corp.                        29,900      1,706
Walgreen Co.#                       15,000        688
Wal-Mart de Mexico SA de CV ADR      8,800        386
Wal-Mart Stores, Inc.#              28,400      1,312
Whole Foods Market, Inc.#            9,800        460
                                             --------
                                               10,121
                                             --------
SERVICES -- COMMERCIAL -- 1.5%
Accenture Ltd.*                     63,500      2,345
                                             --------
TELECOMMUNICATIONS -- 5.0%
AMDOCS Ltd.*                        32,700      1,267
America Movil S.A.B. de C.V.
  ADR Series L                      32,200      1,456
Corning, Inc.*                      22,700        424
Crown Castle International
  Corp.*#                           42,100      1,360
Qualcomm, Inc.#                     12,200        461
Rogers Wireless Communications,
  Inc.                              27,500      1,640
Telefonaktiebolaget LM
  Ericsson, Class B                251,600      1,012
Telus Corp.                          8,700        389
                                             --------
                                                8,009
                                             --------
TRANSPORTATION & RELATED SERVICES -- 1.2%
Expeditors International of
  Washington, Inc.                  17,000        689
Southwest Airlines Co.              84,400      1,293
                                             --------
                                                1,982
                                             --------
TOTAL COMMON STOCKS
(COST $108,530)                               129,819
                                             --------

------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.7%
------------------------------------------------------
BlackRock Provident
  Institutional
  Funds -- TempCash                604,550        605
BlackRock Provident
  Institutional
  Funds -- TempFund                604,550        605
T. Rowe Price Reserve
  Investment Fund                1,541,001      1,541
                                             --------
TOTAL SHORT-TERM INVESTMENTS
(COST $2,751)                                   2,751
                                             --------





                                     PAR
                                    (000)
------------------------------------------------------


SECURITIES LENDING COLLATERAL -- 17.8%
------------------------------------------------------

Bank of Montreal Time Deposit,
  5.25%, 01/02/2007                $  $238        238
Bear Stearns Variable Rate
  Commercial Paper
  5.372%, 01/02/2007                   385        385
Citigroup Variable Rate Master
  Note
  5.382%, 01/02/2007                   827        827
Deutsche Bank Time Deposit
  4.75%, 01/02/2007                  1,119      1,119
Institutional Money Market Trust
  5.302%, 01/02/2007                18,182     18,182
IXIS Time Deposit
  5.30%, 01/02/2007                    950        950
Morgan Stanley Floating Rate Note
  5.362%, 01/02/2007                   161        161
Morgan Stanley Variable Rate
  Commercial Paper
  5.372%, 01/02/2007                 4,918      4,918
National Bank of Canada Time
  Deposit
  5.32%, 01/02/2007                    239        238

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
GROWTH STOCK FUND

                                     PAR       VALUE
                                    (000)     (000)+
------------------------------------------------------

SECURITIES LENDING COLLATERAL -- (CONTINUED)
-----------------------------------------------------


Sedna Financial Floating Rate
  Note
  5.29%, 01/25/2007                $   839   $    839
Tango Finance Corp. Floating Rate
  Note
  5.32%, 01/29/2007                    766        766
                                             --------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $28,623)                                 28,623
                                             --------
TOTAL INVESTMENTS -- 100.0%
(COST $139,904)                              $161,193
                                             ========




----------------------
+ See Note 1 to Financial Statements.
* Non-income producing security.
# Security position is either entirely or partially on loan.
ADR -- American Depository Receipt



------------------------------------------------------
COMMON STOCKS                   % OF MARKET     VALUE
COUNTRY DIVERSIFICATION            VALUE       (000)+
-------------------------------------------------------

United States                       86.9%     $112,785
Switzerland                          4.4%        5,740
France                               1.1%        1,485
Bermuda                              1.1%        1,457
Austria                              1.0%        1,238
Ireland                              0.9%        1,129
Sweden                               0.8%        1,012
Australia                            0.8%          996
Italy                                0.7%          872
Mexico                               0.6%          835
United Kingdom                       0.5%          620
Belgium                              0.4%          584
Germany                              0.3%          423
Korea                                0.3%          365
Netherlands                          0.2%          278
                                ----------------------
                                   100.0%     $129,819
                                ======================




The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
LARGE CAP VALUE FUND




                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------



COMMON STOCKS -- 76.0%
------------------------------------------------------
AEROSPACE & DEFENSE -- 2.5%
General Dynamics Corp.              28,600   $  2,126
Lockheed Martin Corp.               10,200        939
Raytheon Co.#                       68,300      3,606
Rockwell Collins, Inc.              15,300        968
                                             --------
                                                7,639
                                             --------

AGRICULTURAL PRODUCTS -- 0.8%
Monsanto Co.                        42,700      2,243
                                             --------

BANKING -- 4.9%
Bank of America Corp.               81,640      4,359
Bank of New York Co., Inc.          53,480      2,106
BB&T Corp.                           5,700        251
Fifth Third Bancorp                  9,900        405
Marshall & Ilsley Corp.#            28,900      1,390
Mellon Financial Corp.#             33,200      1,399
Regions Financial Corp.             15,300        572
SunTrust Banks, Inc.#               24,100      2,035
U.S. Bancorp#                       48,100      1,741
Zions Bancorporation                 3,800        313
                                             --------
                                               14,571

                                             --------
BROADCAST/MEDIA -- 2.3%
Comcast Corp.*                     102,500      4,293
Gannett Co., Inc.                    3,900        236
Liberty Media Corp. -- Capital
  A*                                 2,700        265
News Corp. -- Class B               34,300        764
Time Warner, Inc.#                  54,700      1,191
                                             --------
                                                6,749
                                             --------

CHEMICALS -- 0.6%
Air Products & Chemicals, Inc.       5,000        352
Praxair, Inc.                       22,300      1,323
                                             --------
                                                1,675

                                             --------
COMPUTER -- INTERNET SERVICES & SOFTWARE -- 0.1%
Symantec Corp.*                     14,200        296

                                             --------
COMPUTER -- NETWORK PRODUCTS & SERVICES -- 0.6%
Sun Microsystems, Inc.*            334,900      1,815

                                             --------
COMPUTER SERVICES & SOFTWARE -- 0.6%
Automatic Data Processing,
  Inc.                              38,497      1,896

                                             --------
COMPUTERS & OFFICE EQUIPMENT -- 1.0%
Hewlett-Packard Co.                 54,200      2,232
International Business Machines
  Corp.                              6,200        602
Pitney Bowes, Inc.                   4,900        226
                                             --------
                                                3,060

                                             --------
CONSUMER PRODUCTS -- 0.8%
Clorox Co.                          39,000      2,502

                                             --------
COSMETICS & TOILETRIES -- 4.2%
Colgate-Palmolive Co.                8,900        581
Kimberly-Clark Corp.                34,883      2,370
Procter & Gamble Co.               151,863      9,760
                                             --------
                                               12,711
                                             --------

DIVERSIFIED OPERATIONS -- 2.4%
3M Co.                               2,200        171
Eaton Corp.                          2,844        214
General Electric Co.               166,200      6,184
Illinois Tool Works, Inc.#          13,200        610
                                             --------
                                                7,179
                                             --------

ENERGY RESOURCES & SERVICES -- 6.6%
Ameren Corp.#                       24,400      1,311
Consolidated Edison, Inc.#          15,900        764
Dominion Resources, Inc.#           21,600      1,811
DTE Energy Co.                       2,000         97
Duke Energy Corp.                   34,400      1,142
Dynegy Inc. Class A*                 8,518         62
Emerson Electric Co.                53,400      2,354
Entergy Corp.                        5,100        471
FPL Group, Inc.#                    53,643      2,919
PG&E Corp.#                         77,400      3,663
PPL Corp.                           52,400      1,878
Progress Energy, Inc.               27,800      1,364
Southern Co.                        54,500      2,009
                                             --------
                                               19,845

                                             --------
FINANCE -- 7.4%
American Express Co.                 4,000        243
Capital One Financial Corp.          7,500        576
Citigroup, Inc.                    159,247      8,870
Countrywide Financial Corp.#        11,000        467
Federal National Mortgage
  Association                       60,700      3,605
Freddie Mac#                        50,200      3,409
JP Morgan Chase & Co.               82,200      3,970
Mitsubishi UFJ Financial Group,
  Inc. -- ADR                       45,800        570
Morgan Stanley                       7,300        594
                                             --------
                                               22,304
                                             --------

FINANCIAL SERVICES -- 0.3%
MBIA, Inc.#                         12,400        906
                                             --------

FOOD & BEVERAGES -- 7.0%
Anheuser-Busch Co., Inc.            19,810        975
Campbell Soup Co.#                  79,700      3,100
Coca-Cola Co.                       44,300      2,137
Coca-Cola Enterprises, Inc.         61,321      1,252
Diageo Plc ADR                      49,502      3,926
Kellogg Co.                         17,900        896
Kraft Foods, Inc.#                 157,300      5,616
PepsiCo, Inc.                       49,900      3,121
                                             --------
                                               21,023
                                             --------

HEALTHCARE -- 0.1%
Medco Health Solutions, Inc.*        8,000        428
                                             --------

INSTRUMENTS -- CONTROLS -- 0.3%
Parker Hannifin Corp.#              11,243        864
                                             --------
INSURANCE -- 3.6%
ACE Ltd.                            20,600      1,248
Aetna, Inc.                          9,400        406
American International Group,
  Inc.#                             67,910      4,866
Hartford Financial Services
  Group, Inc.#                       1,800        168
Lincoln National Corp.              14,500        963
MetLife, Inc.#                      11,600        685
St. Paul Travelers Cos., Inc.        4,700        252
The Allstate Corp.                  14,900        970
XL Capital Ltd                      16,448      1,185
                                             --------
                                               10,743
                                             --------

MACHINERY & HEAVY EQUIPMENT -- 0.3%
Caterpillar, Inc.                   16,800      1,030
                                             --------

MEDICAL SERVICES & EQUIPMENT -- 1.2%
Baxter International, Inc.          79,994      3,711
                                             --------


PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
LARGE CAP VALUE FUND

                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
-----------------------------------------------------


MEDICAL SUPPLIES & EQUIPMENT -- 2.2%
AstraZeneca Plc -- ADR#             25,800   $  1,382
Boston Scientific Corp.*           173,100      2,974
Sanofi-Aventis ADR#                 46,500      2,147
                                             --------
                                                6,503
                                             --------

METAL COMPONENTS & PRODUCTS -- 0.3%
Phelps Dodge Corp.                   7,800        934
                                             --------

METALS & MINING -- 2.3%
Barrick Gold Corp.#                136,200      4,181
Newmont Mining Corp.#               61,700      2,786
                                             --------
                                                6,967
                                             --------

OIL & GAS -- 8.1%
Chesapeake Energy Corp.#            27,800        808
Chevron Corp.                       28,800      2,118
Devon Energy Corp.                  19,800      1,328
El Paso Energy Corp.                92,500      1,413
Exxon Mobil Corp.                  181,000     13,870
Occidental Petroleum Corp.           4,600        225
Schlumberger Ltd.                   66,300      4,188
Williams Cos Inc.                   15,300        400
                                             --------
                                               24,350
                                             --------

PAPER & RELATED PRODUCTS -- 1.0%
International Paper Co.#            83,980      2,864
                                             --------

PHARMACEUTICALS -- 7.0%
Abbott Laboratories                 34,500      1,680
Bristol-Myers Squibb Co.#           65,400      1,721
Johnson & Johnson                   21,400      1,413
MedImmune, Inc.*#                   34,107      1,104
Merck & Co., Inc.                   20,900        911
Novartis AG ADR                     87,700      5,037
Pfizer, Inc.                        36,973        958
Schering-Plough Corp.#              57,400      1,357
Teva Pharmaceutical Industries
  Ltd. ADR#                         55,800      1,734
Wyeth#                              96,200      4,899
                                             --------
                                               20,814
                                             --------

RETAIL -- 2.2%
CVS Corp.                           23,200        717
Federated Department Stores,
  Inc.#                             18,300        698
Kroger Co.                         162,300      3,744
Wal-Mart Stores, Inc.#              29,300      1,353
                                             --------
                                                6,512
                                             --------

SERVICES -- COMMERCIAL -- 1.3%
Fluor Corp.                         10,400        849
IAC/InterActiveCorp.*#              77,800      2,891
                                             --------
                                                3,740

                                             --------
TELECOMMUNICATIONS -- 2.8%
AT&T, Inc.#                        175,520      6,275
BellSouth Corp.                     46,700      2,200
                                             --------
                                                8,475
                                             --------

WASTE MANAGEMENT -- 1.2%
Waste Management, Inc.              94,572      3,478
                                             --------
TOTAL COMMON STOCKS
(COST $188,851)                               227,827
                                             --------

SHORT-TERM INVESTMENTS -- 1.9%
------------------------------------------------------
BlackRock Provident
  Institutional
  Funds -- TempCash              2,858,772      2,859
BlackRock Provident
  Institutional
  Funds -- TempFund              2,858,772      2,859
                                             --------
TOTAL SHORT-TERM INVESTMENTS
(COST $5,718)                                   5,718
                                             --------





                                     PAR
                                    (000)
------------------------------------------------------


SECURITIES LENDING COLLATERAL -- 22.1%
------------------------------------------------------
Bank of Montreal Time Deposit
  5.25%, 01/02/2007                $   742        742
Bear Stearns Variable Rate
  Commercial Paper
  5.372%, 01/02/2007                   814        814
  5.382%, 01/02/2007                 4,287      4,287
CIBC Yankee Certificate of
  Deposit
  5.32%, 01/29/2007                    698        698
CitiGroup Variable Rate Master
  Note
  5.382%, 01/02/2007                    91         91
Cullinan Financial Corp. Variable
  Rate Bank Deposit
  5.32%, 01/22/2007                    500        500
Deutsche Bank Time Deposit
  4.75%, 01/02/2007                  2,920      2,920
Institutional Money Market Trust
  5.302%, 01/02/2007                46,949     46,949
IXIS Time Deposit
  5.30%, 01/02/2007                  2,954      2,954
Morgan Stanley Floating Rate
  Commercial Paper
  5.372%, 01/02/2007                   248        248
Morgan Stanley Variable Rate
  Commercial Paper
  5.372%, 01/02/2007                 3,859      3,859
National Bank of Canada Time
  Deposit
  5.32%, 01/02/2007                    742        742
Sedna Financial Floating Rate
  Note
  5.29%, 01/25/2007                     10         10
Tango Financial Corp. Floating
  Rate Note
  5.32%, 01/29/2007                  1,521      1,521
                                             --------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $66,335)                                 66,335
                                             --------
TOTAL INVESTMENTS -- 100.0%
(COST $260,904)                              $299,880
                                             ========




----------------------
+  See Note 1 to Financial Statements.
*  Non-income producing security.
# Security position is either entirely or partially on loan.
ADR -- American Depository Receipt

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
LARGE CAP GROWTH FUND




                                 NUMBER OF    VALUE
                                   SHARES     (000)+
-----------------------------------------------------



COMMON STOCKS -- 77.2%
-----------------------------------------------------

ADVERTISING -- 1.7%
Omnicom Group, Inc.                 6,170    $   645
                                             -------
AUTOMOBILES & RELATED -- 3.1%
Harley-Davidson, Inc.#              7,860        554
Rockwell Automation, Inc.          10,040        613
                                             -------
                                               1,167
                                             -------
BANKING -- 4.2%
Fifth Third Bancorp#               22,143        906
Wachovia Corp.#                    11,640        663
                                             -------
                                               1,569
                                             -------
CHEMICALS -- 3.3%
Ecolab, Inc.                       11,540        522
Praxair, Inc.                      11,860        704
                                             -------
                                               1,226
                                             -------
COMPUTER SERVICES & SOFTWARE -- 5.5%
Electronic Arts, Inc.*             20,965      1,056
Microsoft Corp.                    34,520      1,031
                                             -------
                                               2,087
                                             -------
COMPUTERS & OFFICE EQUIPMENT -- 1.7%
Dell, Inc.*#                       25,160        631
                                             -------
COSMETICS & TOILETRIES -- 1.6%
Procter & Gamble Co.                9,130        587
                                             -------
DIVERSIFIED OPERATIONS -- 5.7%
General Electric Co.               32,490      1,209
Illinois Tool Works, Inc.#         19,920        920
                                             -------
                                               2,129
                                             -------
ELECTRONIC COMPONENTS & SEMICONDUCTORS -- 4.2%
Linear Technology Corp.            17,765        539
Texas Instruments, Inc.            36,510      1,051
                                             -------
                                               1,590
                                             -------
FINANCE -- 8.7%
CIT Group, Inc.                    14,490        808
Merrill Lynch & Co., Inc.#          6,450        600
SLM Corp.                          18,740        914
State Street Corp.                  7,740        522
T. Rowe Price Group, Inc.           9,770        428
                                             -------
                                               3,272
                                             -------
FOOD & BEVERAGES -- 2.2%
Sysco Corp.                        22,660        833
                                             -------
INSTRUMENTS -- CONTROLS -- 2.2%
Johnson Controls, Inc.              9,460        813

                                             -------
INSURANCE -- 4.5%
AFLAC, Inc.#                       15,420        710
American International Group,
  Inc.#                            13,470        965
                                             -------
                                               1,675
                                             -------

MACHINERY & HEAVY EQUIPMENT -- 1.5%
Dover Corp.                        11,530        565
                                             -------

MEDICAL SERVICES & EQUIPMENT -- 4.2%
Amgen, Inc.*                       14,570        995
Medtronic, Inc.#                   11,260        603
                                             -------
                                               1,598
                                             -------

OIL & GAS -- 1.6%
Exxon Mobil Corp.                   7,820        599
                                             -------

PHARMACEUTICALS -- 7.3%
Alcon, Inc.                         6,560        733
Express Scripts, Inc.*             10,115        724
Gilead Sciences, Inc.*             13,730        892
Pfizer, Inc.                       15,480        401
                                             -------
                                               2,750
                                             -------
RESTAURANTS -- 2.0%
Starbucks Corp.*#                  21,240        752
                                             -------
RETAIL -- 7.2%
Kohl's Corp.*#                     14,990      1,026
The TJX Companies, Inc.            20,510        585
Walgreen Co.#                      23,660      1,086
                                             -------
                                               2,697
                                             -------
SERVICES -- COMMERCIAL -- 1.5%
Cintas Corp.                       14,680        583
                                             -------
TELECOMMUNICATIONS -- 1.9%
Qualcomm, Inc.                     19,350        731
                                             -------
TRANSPORTATION  & RELATED SERVICES -- 1.4%
Southwest Airlines Co.             33,320        510
                                             -------
TOTAL COMMON STOCKS
(COST $26,268)                                29,009
                                             -------


-----------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.0%
-----------------------------------------------------
BlackRock Provident
  Institutional
  Funds -- TempCash               385,136        385
BlackRock Provident
  Institutional
  Funds -- TempFund               385,136        385
                                             -------
TOTAL SHORT-TERM INVESTMENTS
(COST $770)                                      770
                                             -------





                                      PAR
                                     (000)

-----------------------------------------------------



SECURITIES LENDING COLLATERAL -- 20.8%
-----------------------------------------------------
Bear Stearns Variable Rate
  Commercial Paper
  5.372%, 01/02/2007                $  979       979
Bank of Montreal Time Deposit
  5.25%, 01/02/2007                     78        78
CIBC Yankee Certificate of Deposit
  5.32%, 01/29/2007                    585       585
Deutsche Bank Time Deposit
  4.75%, 01/02/2007                    563       563
Institutional Money Market Trust
  5.302%, 01/02/2007                 4,673     4,673
IXIS Time Deposit
  5.30%, 01/02/2007                    312       312

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
LARGE CAP GROWTH FUND

                                      PAR     VALUE
                                     (000)    (000)+

-----------------------------------------------------

SECURITIES LENDING COLLATERAL -- (CONTINUED)
----------------------------------------------------


Morgan Stanley Floating Rate
  Commercial Paper 5.362%,
  01/02/2007                        $  531   $   531
National Bank of Canada Time
  Deposit
  5.32%, 01/02/2007                     78        78
                                             -------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $7,799)                                  7,799
                                             -------
TOTAL INVESTMENTS -- 100.0%
(COST $34,837)                               $37,578
                                             =======




----------------------
+ See Note 1 to Financial Statements.
* Non-income producing security.
# Security position is either entirely or partially on loan.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
INDEX 500 FUND




                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------


COMMON STOCKS -- 81.0%
------------------------------------------------------

ADVERTISING -- 0.2%
Interpublic Group of Cos.,
  Inc.*                             8,550    $    105
Monster Worldwide, Inc.*            2,487         116
Omnicom Group, Inc.                 3,312         346
                                             --------
                                                  567
                                             --------

AEROSPACE & DEFENSE -- 1.6%
Boeing Co.                         15,324       1,362
General Dynamics Corp.              7,842         583
Lockheed Martin Corp.               6,900         635
Northrop Grumman Corp.              6,694         453
Raytheon Co.#                       8,617         455
Rockwell Collins, Inc.              3,240         205
United Technologies Corp.          19,451       1,216
                                             --------
                                                4,909
                                             --------

AGRICULTURAL PRODUCTS -- 0.3%
Archer-Daniels Midland Co.         12,737         407
Monsanto Co.                       10,529         553
                                             --------
                                                  960
                                             --------

AUTOMOBILES & RELATED -- 0.6%
Ford Motor Co.*#                   36,607         275
General Motors Corp.               10,961         337
Genuine Parts Co.#                  3,302         157
Goodrich Corp.                      2,417         110
Goodyear Tire & Rubber Co.*         3,439          72
Harley-Davidson, Inc.#              5,022         354
PACCAR, Inc.                        4,812         312
Rockwell Automation, Inc.           3,298         201
                                             --------
                                                1,818
                                             --------

BANKING -- 4.6%
Bank of America Corp.              87,032       4,647
Bank of New York Co., Inc.         14,810         583
BB&T Corp.                         10,483         460
Comerica, Inc.                      3,078         181
Commerce Bancorp, Inc.              3,634         128
Compass Bancshares, Inc.            2,516         150
Fifth Third Bancorp                10,815         443
First Horizon National Corp.#       2,412         101
Huntington Bancshares, Inc.         4,605         109
KeyCorp#                            7,782         296
M&T Bank Corp.                      1,501         183
Marshall & Ilsley Corp.#            4,944         238
Mellon Financial Corp.              7,982         336
National City Corp.#               12,240         447
Northern Trust Corp.                3,633         220
PNC Financial Services Group,
  Inc.                              5,694         422
Regions Financial Corp.            14,129         528
Sovereign Bancorp, Inc.#            6,965         177
SunTrust Banks, Inc.#               6,863         580
U.S. Bancorp#                      34,068       1,233
Wachovia Corp.                     36,939       2,104
Zions Bancorp                       2,072         171
                                             --------
                                               13,737
                                             --------

BROADCAST/MEDIA -- 2.3%
CBS Corp., Class B#                15,146         472
Clear Channel Communications,
  Inc.                              9,570         340
Comcast Corp.*#                    40,333       1,707
Gannett Co., Inc.#                  4,541         275
Harman International
  Industries, Inc.                  1,264         126
McGraw-Hill Cos., Inc.              6,864         467
Meredith Corp.                        750          42
News Corp. -- Class A              45,364         975
Time Warner, Inc.#                 77,374       1,685
Univision Communications,
  Inc.*#                            4,889         173
Viacom, Inc., Class B*             13,552         556
                                             --------
                                                6,818
                                             --------

BUILDING & REAL ESTATE -- 0.2%
CB Richard Ellis Group, Inc.*       3,581         119
D.R. Horton, Inc.                   5,348         141
KB Home#                            1,522          78
Lennar Corp.#                       2,671         140
Pulte Homes, Inc.#                  4,095         136
                                             --------
                                                  614
                                             --------

BUILDING PRODUCTS & SUPPLIES -- 0.2%
American Standard Cos., Inc.        3,361         154
Centex Corp.#                       2,300         130
Masco Corp.#                        7,639         228
Vulcan Materials Co.                1,829         164
                                             --------
                                                  676
                                             --------
CABLE OPERATORS -- 0.1%
The DIRECTV Group, Inc.*           14,939         372
                                             --------

CHEMICALS -- 1.0%
Air Products & Chemicals, Inc.      4,270         300
Dow Chemical Co.                   18,512         739
Du Pont (E.I.) De Nemours and
  Co.#                             17,826         868
Eastman Chemical Co.                1,594          95
Ecolab, Inc.                        3,455         156
Hercules, Inc.*                     2,200          43
Pall Corp.                          2,372          82
PPG Industries, Inc.                3,202         206
Praxair, Inc.                       6,257         371
Rohm & Haas Co.#                    2,751         141
Sigma-Aldrich Corp.                 1,277          99
                                             --------
                                                3,100
                                             --------

COMPUTER -- INTERNET SERVICES & SOFTWARE -- 1.3%
eBay, Inc.*#                       22,425         674
Google, Inc.*#                      4,153       1,912
Juniper Networks, Inc.*#           10,964         208
Symantec Corp.*                    18,179         379
Yahoo!, Inc.*#                     23,725         606
                                             --------
                                                3,779
                                             --------

COMPUTER -- NETWORK PRODUCTS & SERVICES -- 2.2%
Cisco Systems, Inc.*              117,693       3,216
Intel Corp.#                      111,748       2,263
International Game Technology,
  Inc.                              6,577         304
Network Appliance, Inc.*            7,245         284
Sun Microsystems, Inc.*            68,211         370

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
INDEX 500 FUND

                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
-----------------------------------------------------


COMPUTER -- NETWORK PRODUCTS &
  SERVICES -- (CONTINUED)
Symbol Technologies, Inc.*          4,936    $     74
VeriSign, Inc.*                     4,750         114
                                             --------
                                                6,625
                                             --------

COMPUTER SERVICES & SOFTWARE -- 3.6%
Adobe Systems, Inc.*               11,305         465
Affiliated Computer Services,
  Inc.*                             2,297         112
Autodesk, Inc.*                     4,490         182
Automatic Data Processing,
  Inc.                             10,671         525
BMC Software, Inc.*                 3,974         128
CA Inc.                             7,959         180
Citrix Systems, Inc.*               3,499          95
Cognizant Technology Solutions
  Inc.*                             2,748         212
Computer Sciences Corp.*            3,328         178
Compuware Corp.*                    6,826          57
Electronic Arts, Inc.*#             5,978         301
Electronic Data Systems Corp.#     10,024         276
EMC Corp.*                         42,683         563
First Data Corp.                   14,841         379
Intuit, Inc.*                       6,757         206
Lexmark International, Inc.*#       1,897         139
Microsoft Corp.                   167,657       5,006
NCR Corp.*#                         3,453         148
Novell, Inc.*                       6,570          41
Oracle Corp.*                      77,532       1,329
Sabre Group Holdings Corp.          2,565          82
Unisys Corp.*                       6,678          52
                                             --------
                                               10,656
                                             --------

COMPUTERS & OFFICE EQUIPMENT -- 2.6%
Apple Computer, Inc.*              16,483       1,399
Dell, Inc.*#                       44,025       1,105
Hewlett-Packard Co.#               53,082       2,186
International Business Machines
  Corp.                            29,194       2,836
Xerox Corp.*                       18,707         317
                                             --------
                                                7,843
                                             --------

CONSUMER PRODUCTS -- 1.8%
Altria Group, Inc.                 40,619       3,486
Brunswick Corp.#                    1,779          57
Clorox Co.                          2,942         189
Fortune Brands, Inc.#               2,933         251
Hasbro, Inc.                        3,078          84
Mattel, Inc.                        7,391         167
Newell Rubbermaid, Inc.             5,372         156
NIKE, Inc.                          3,644         361
Reynolds American, Inc.             3,322         217
UST, Inc.                           3,118         181
V.F. Corp.                          1,732         142
Whirlpool Corp.#                    1,519         126
                                             --------
                                                5,417
                                             --------

CONTAINERS -- 0.1%
Ball Corp.                          2,019          88
Bemis Co., Inc.                     2,031          69
Pactiv Corp.*                       2,578          92
                                             --------
                                                  249
                                             --------

COSMETICS & TOILETRIES -- 1.9%
Avon Products, Inc.                 8,615         285
Colgate-Palmolive Co.               9,967         650
Estee Lauder Cos., Inc.             2,468         101
Kimberly-Clark Corp.                8,882         603
Procter & Gamble Co.               61,412       3,947
                                             --------
                                                5,586
                                             --------

DIVERSIFIED OPERATIONS -- 3.9%
3M Co.                             14,271       1,112
Ashland Inc.                        1,108          77
Eaton Corp.                         2,887         217
General Electric Co.              199,777       7,434
Honeywell International, Inc.      15,824         716
Illinois Tool Works, Inc.           8,129         375
International Flavors &
  Fragrances, Inc.                  1,512          74
ITT Corp.                           3,579         203
Leggett & Platt, Inc.               3,468          83
Patterson Companies, Inc.*          2,693          96
Textron, Inc.                       2,431         228
Tyco International Ltd.#           38,545       1,172
                                             --------
                                               11,787
                                             --------
EDUCATION -- 0.0%
Apollo Group, Inc.*#                2,712         106
                                             --------

ELECTRONIC COMPONENTS & SEMICONDUCTORS -- 1.5%
Advanced Micro Devices, Inc.*      10,632         216
Agilent Technologies, Inc.*         7,920         276
Altera Corp.*                       7,012         138
Analog Devices, Inc.                6,628         218
Applied Materials, Inc.#           26,918         496
Broadcom Corp.*                     9,088         294
Jabil Circuit, Inc.                 3,579          88
KLA-Tencor Corp.#                   3,858         192
Linear Technology Corp.             5,793         176
LSI Logic Corp.*#                   7,764          70
Maxim Integrated Products, Inc.     6,215         190
Micron Technology, Inc.*           14,620         204
Molex, Inc.                         2,747          87
National Semiconductor Corp.        5,592         127
Novellus Systems, Inc.*#            2,395          82
NVIDIA Corp.*                       6,890         255
PMC-Sierra, Inc.*#                  4,066          27
QLogic Corp.*                       3,055          67
SanDisk Corp.*                      4,361         188
Sanmina-SCI Corp.*                 10,326          36
Solectron Corp.*                   17,724          57
Tektronix, Inc.                     1,598          47
Teradyne, Inc.*                     3,678          55
Texas Instruments, Inc.            28,758         828
Xilinx, Inc.                        6,516         155
                                             --------
                                                4,569
                                             --------

ENERGY RESOURCES & SERVICES -- 3.2%
AES Corp.*                         12,872         284
Allegheny Energy, Inc.*             3,202         147
Ameren Corp.#                       3,997         215
American Electric Power Co.,
  Inc.                              7,666         326
American Power Conversion Corp.     3,276         100
Centerpoint Energy, Inc.#           6,063         101

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
INDEX 500 FUND

                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
-----------------------------------------------------


ENERGY RESOURCES & SERVICES -- (CONTINUED)
CMS Energy Corp.*#                  4,310    $     72
CONSOL Energy, Inc.                 3,539         114
Consolidated Edison, Inc.#          4,976         239
Constellation Energy Group,
  Inc.#                             3,488         240
Cooper Industries Ltd.              1,761         159
Dominion Resources, Inc.#           6,855         575
DTE Energy Co.                      3,449         167
Duke Energy Corp.                  24,336         808
Dynegy, Inc., Class A*              7,336          53
Edison International                6,314         287
Emerson Electric Co.               15,550         686
Entergy Corp.                       4,009         370
Exelon Corp.                       13,003         805
FirstEnergy Corp.                   6,186         373
FPL Group, Inc.#                    7,834         426
KeySpan Corp.                       3,397         140
NiSource, Inc.                      5,290         127
Peabody Energy Corp.                5,112         207
PG&E Corp.                          6,760         320
Pinnacle West Capital Corp.#        1,935          98
PPL Corp.                           7,394         265
Progress Energy, Inc.               4,926         242
Public Service Enterprise
  Group, Inc.#                      4,887         324
Questar Corp.                       1,664         138
Southern Co.                       14,394         531
Teco Energy, Inc.                   4,054          70
TXU Corp.                           8,900         482
Xcel Energy, Inc.                   7,885         182
                                             --------
                                                9,673
                                             --------

ENTERTAINMENT & LEISURE -- 0.7%
Carnival Corp.#                     8,624         423
Harrah's Entertainment, Inc.        3,605         298
The Walt Disney Co.                40,087       1,374
                                             --------
                                                2,095
                                             --------

FIBER OPTICS -- 0.0%
JDS Uniphase Corp.*                 4,073          68
                                             --------

FINANCE -- 9.1%
Ambac Financial Group, Inc.         2,056         183
American Express Co.               23,349       1,416
Ameriprise Financial, Inc.          4,689         256
Bear Stearns Cos., Inc.#            2,273         370
Capital One Financial Corp.         7,906         607
Charles Schwab Corp.               19,823         383
CIT Group, Inc.                     3,843         214
Citigroup, Inc.                    95,229       5,304
Countrywide Financial Corp.#       12,036         511
E*TRADE Financial Corp.*            8,274         186
Equifax, Inc.                       2,425          99
Federal National Mortgage
  Association                      18,897       1,122
Federated Investors, Inc.           1,750          59
Fidelity National Information
  Services, Inc.                    3,154         126
Franklin Resources, Inc.            3,230         356
Freddie Mac#                       13,430         912
Goldman Sachs Group, Inc.           8,252       1,645
H&R Block, Inc.#                    6,246         144
Janus Capital Group, Inc.           3,841          83
JPMorgan Chase & Co.               67,230       3,247
Legg Mason, Inc.#                   2,546         242
Lehman Brothers Holdings, Inc.#    10,272         802
MBIA, Inc.#                         2,612         191
Merrill Lynch & Co., Inc.          17,131       1,595
Moody's Corp.#                      4,555         315
Morgan Stanley                     20,515       1,671
Paychex, Inc.                       6,561         259
Prudential Financial, Inc.          9,244         794
SLM Corp.                           7,922         386
State Street Corp.                  6,435         434
Synovus Financial Corp.             6,298         194
T. Rowe Price Group, Inc.           5,109         224
Washington Mutual, Inc.            18,318         833
Wells Fargo Co.#                   65,428       2,327
                                             --------
                                               27,490
                                             --------

FINANCIAL SERVICES -- 0.2%
Chicago Mercantile Exchange
  Holdings, Inc.#                     674         344
Western Union Co.                  14,854         333
                                             --------
                                                  677
                                             --------

FOOD & BEVERAGES -- 2.6%
Anheuser-Busch Co., Inc.           14,900         733
Brown-Forman Corp.                  1,526         101
Campbell Soup Co.#                  4,220         164
Coca-Cola Co.                      39,519       1,907
Coca-Cola Enterprises, Inc.         5,371         110
ConAgra Foods, Inc.                 9,875         267
Constellation Brands, Inc.*#        4,071         118
Dean Foods Co.*                     2,592         110
General Mills, Inc.                 6,648         383
Heinz (H.J.) Co.#                   6,385         287
Kellogg Co.                         4,863         243
McCormick & Co., Inc.               2,546          98
Molson Coors Brewing Co.              886          68
PepsiCo, Inc.                      31,824       1,991
Sara Lee Corp.                     14,474         246
Sysco Corp.                        11,979         440
The Hershey Co.#                    3,369         168
The Pepsi Bottling Group, Inc.      2,652          82
Tyson Foods, Inc.                   4,883          80
Wm. Wrigley Jr., Co.#               4,254         220
                                             --------
                                                7,816
                                             --------

FOREST PRODUCTS -- 0.1%
Plum Creek Timber Co.               3,431         137
                                             --------

HEALTHCARE -- 0.9%
Coventry Health Care, Inc.*         3,088         154
Health Management Associates,
  Inc.                              4,662          98
Humana, Inc.*                       3,221         178
IMS Health, Inc.                    3,845         106
McKesson Corp.                      5,736         291
Medco Health Solutions, Inc.*       5,686         304
Tenet Healthcare Corp.*             9,134          64
UnitedHealth Group, Inc.           26,105       1,403
                                             --------
                                                2,598
                                             --------


PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
INDEX 500 FUND

                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
-----------------------------------------------------


HOTELS & RESORTS -- 0.2%
Hilton Hotels Corp.#                7,492    $    261
Marriott International, Inc.#       6,513         311
Wyndham Worldwide Corp.*            3,840         123
                                             --------
                                                  695
                                             --------
HUMAN RESOURCES -- 0.0%
Robert Half International,
  Inc.                              3,247         121
                                             --------

INSTRUMENTS -- CONTROLS -- 0.4%
Johnson Controls, Inc.              3,794         326
Millipore Corp.*#                   1,035          69
Parker Hannifin Corp.#              2,285         176
PerkinElmer, Inc.                   2,383          53
Thermo Fisher Scientific, Inc.*     7,908         358
Waters Corp.*                       1,966          96
                                             --------
                                                1,078
                                             --------

INSURANCE -- 4.2%
ACE Ltd.                            6,309         382
Aetna, Inc.                        10,116         437
AFLAC, Inc.#                        9,583         441
American International Group,
  Inc.                             50,384       3,610
Aon Corp.#                          6,001         212
Chubb Corp.                         7,977         422
CIGNA Corp.                         1,987         261
Cincinnati Financial Corp.          3,357         152
Genworth Financial, Inc.#           8,589         294
Hartford Financial Services
  Group, Inc.#                      6,142         573
Lincoln National Corp.              5,564         369
Loews Corp.                         8,855         367
Marsh & McLennan Cos., Inc.#       10,681         327
MetLife, Inc.#                     14,733         869
MGIC Investment Corp.               1,608         101
Principal Financial Group,
  Inc.                              5,228         307
Progressive Corp.                  14,761         358
SAFECO Corp.                        2,039         128
St. Paul Cos., Inc.                13,372         718
The Allstate Corp.                 12,111         789
Torchmark Corp.                     1,900         121
UnumProvident Corp.                 6,638         138
WellPoint, Inc.*                   12,016         946
XL Capital Ltd                      3,499         252
                                             --------
                                               12,574
                                             --------

MACHINERY -- 0.1%
Terex Corp.*                        1,971         127
                                             --------

MACHINERY & HEAVY EQUIPMENT -- 0.8%
Black & Decker Corp.                1,318         105
Caterpillar, Inc.                  12,607         773
Cummins, Inc.#                      1,016         120
Danaher Corp.                       4,593         333
Deere & Co.#                        4,480         426
Dover Corp.                         3,956         194
Ingersoll-Rand Co.                  5,942         233
Snap-On, Inc.                       1,131          54
Stanley Works#                      1,575          79
                                             --------
                                                2,317
                                             --------

MEDICAL SERVICES -- 0.0%
Manor Care, Inc.                    1,433          67
                                             --------

MEDICAL SERVICES & EQUIPMENT -- 2.2%
Amgen, Inc.*                       22,607       1,544
Bausch & Lomb, Inc.#                1,042          54
Baxter International, Inc.         12,683         588
Becton, Dickinson & Co.             4,779         335
Biomet, Inc.                        4,746         196
C.R. Bard, Inc.                     1,995         166
Cardinal Health, Inc.               7,849         506
Celgene Corp.*#                     7,218         415
Genzyme Corp.*                      5,094         314
Laboratory Corp. of America
  Holdings*                         2,430         179
Medtronic, Inc.#                   22,309       1,194
Quest Diagnostics, Inc.             3,099         164
St. Jude Medical, Inc.*             6,850         250
Stryker Corp.                       5,760         317
Zimmer Holdings, Inc.*#             4,625         363
                                             --------
                                                6,585
                                             --------

MEDICAL SUPPLIES & EQUIPMENT -- 0.1%
Boston Scientific Corp.*           22,853         393
                                             --------

METAL COMPONENTS & PRODUCTS -- 0.5%
Alcoa, Inc.                        16,804         505
Allegheny Technologies, Inc.#       1,952         177
Nucor Corp.#                        5,855         320
Phelps Dodge Corp.                  3,953         473
United States Steel Corp.           2,296         168
                                             --------
                                                1,643
                                             --------

METALS & MINING -- 0.2%
Freeport-McMoRan Copper & Gold,
  Inc.                              3,816         213
Newmont Mining Corp.#               8,725         394
                                             --------
                                                  607
                                             --------
OFFICE EQUIPMENT & SERVICES -- 0.1%
Pitney Bowes, Inc.                  4,300         199
                                             --------

OFFICE SUPPLIES -- 0.0%
Avery Dennison Corp.                1,829         124
                                             --------

OIL & GAS -- 8.1%
Anadarko Petroleum Corp.            8,910         388
Apache Corp.                        6,384         424
Baker Hughes, Inc.                  6,216         464
BJ Services Co.                     5,681         166
Chesapeake Energy Corp.#            8,060         234
Chevron Corp.                      42,249       3,107
ConocoPhillips                     31,896       2,295
Devon Energy Corp.                  8,566         575
El Paso Energy Corp.               13,670         209
EOG Resources, Inc.                 4,718         295
Exxon Mobil Corp.                 113,037       8,662
Halliburton Co.                    19,487         605
Hess Corp.#                         5,246         260
Kinder Morgan, Inc.                 2,078         220
Marathon Oil Corp.                  6,812         630
Murphy Oil Corp.#                   3,625         184
Nabors Industries Ltd.*             5,801         173
National-Oilwell Varco, Inc.*       3,401         208

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
INDEX 500 FUND

                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
-----------------------------------------------------


OIL & GAS -- (CONTINUED)
NICOR, Inc.                           866    $     41
Noble Corp.                         2,627         200
Occidental Petroleum Corp.         16,697         815
Peoples Energy Corp.                  745          33
Rowan Cos., Inc.                    2,140          71
Schlumberger Ltd.                  22,834       1,442
Sempra Energy                       5,081         285
Smith International, Inc.           3,864         159
Sunoco, Inc.                        2,386         149
Transocean, Inc.*                   5,666         458
Valero Energy Corp.                11,717         599
Weatherford International,
  Ltd.*                             6,583         275
Williams Cos., Inc.                11,557         302
XTO Energy, Inc.                    7,091         334
                                             --------
                                               24,262
                                             --------
PAPER & RELATED PRODUCTS -- 0.3%
International Paper Co.#            8,817         301
MeadWestvaco Corp.                  3,511         106
Sealed Air Corp.                    1,562         101
Temple-Inland, Inc.                 2,073          95
Weyerhaeuser Co.                    4,584         324
                                             --------
                                                  927
                                             --------

PHARMACEUTICALS -- 5.9%
Abbott Laboratories                29,746       1,449
Allergan, Inc.#                     2,979         357
AmerisourceBergen Corp.             3,722         167
Applera Corp. -- Applied
  Biosystems Group                  3,550         130
Barr Pharmaceuticals, Inc.*         2,061         103
Biogen Idec, Inc.*                  6,533         321
Bristol-Myers Squibb Co.#          38,116       1,003
Caremark Rx, Inc.                   8,265         472
Eli Lilly & Co.                    19,079         994
Express Scripts, Inc.*              2,624         188
Forest Laboratories, Inc.*          6,138         311
Gilead Sciences, Inc.*              8,911         579
Hospira, Inc.*                      3,019         101
Johnson & Johnson                  56,191       3,710
King Pharmaceuticals, Inc.*         4,711          75
MedImmune, Inc.*                    4,635         150
Merck & Co., Inc.                  42,075       1,835
Mylan Laboratories, Inc.            4,106          82
Pfizer, Inc.                      139,742       3,619
Schering-Plough Corp.#             28,733         679
Watson Pharmaceuticals, Inc.*       1,985          52
Wyeth#                             26,099       1,329
                                             --------
                                               17,706
                                             --------

PHOTOGRAPHY EQUIPMENT & SUPPLIES -- 0.1%
Eastman Kodak Co.#                  5,567         144
                                             --------

PRINTING & PUBLISHING -- 0.1%
Donnelley (R.R.) & Sons Co.         4,201         149
Dow Jones & Co., Inc.               1,261          48
New York Times Co.#                 2,786          68
Tribune Co.#                        3,694         114
                                             --------
                                                  379
                                             --------

REAL ESTATE -- 0.1%
Realogy Corp.*                      4,154         126
                                             --------

RESTAURANTS -- 0.7%
Darden Restaurants, Inc.            2,845         114
McDonald's Corp.                   23,968       1,063
Starbucks Corp.*#                  14,653         519
Wendy's International, Inc.         1,852          61
Yum! Brands, Inc.                   5,137         302
                                             --------
                                                2,059
                                             --------

RETAIL -- 4.4%
Amazon.com, Inc.*                   5,987         236
AutoNation, Inc.*                   2,899          62
AutoZone, Inc.*                       981         113
Bed Bath & Beyond, Inc.*            5,478         209
Best Buy Co., Inc.                  7,818         384
Big Lots, Inc.*                     2,122          49
Circuit City Stores, Inc.           2,749          52
Coach, Inc.*                        7,121         306
Costco Wholesale Corp.              8,881         470
CVS Corp.                          15,961         493
Dillard's, Inc.#                    1,179          41
Dollar General Corp.                6,047          97
Family Dollar Stores, Inc.#         2,938          86
Federated Department Stores,
  Inc.#                            10,178         388
Gap, Inc.                          10,211         199
Home Depot, Inc.#                  39,553       1,588
J.C. Penney Co., Inc.#              4,360         337
Kohl's Corp.*#                      6,337         434
Kroger Co.                         13,904         321
Limited Brands                      6,628         192
Liz Claiborne, Inc.                 1,986          86
Lowe's Cos., Inc.#                 29,512         919
Nordstrom, Inc.#                    4,433         219
Office Depot, Inc.*#                5,395         206
OfficeMax, Inc.                     1,443          72
RadioShack Corp.                    2,632          44
Safeway, Inc.#                      8,591         297
Sears Holding Corp.*                1,610         270
Sherwin-Williams Co.                2,168         138
Staples, Inc.                      14,005         374
SUPERVALU, Inc.                     3,990         143
Target Corp.                       16,645         950
The TJX Companies, Inc.             8,820         252
Tiffany & Co.                       2,623         103
Walgreen Co.#                      19,447         892
Wal-Mart Stores, Inc.#             47,659       2,201
Whole Foods Market, Inc.#           2,770         130
                                             --------
                                               13,353
                                             --------

SERVICES -- COMMERCIAL -- 0.2%
Cintas Corp.                        2,644         105
Convergys Corp.*                    2,670          63
Fiserv, Inc.*                       3,356         176
Fluor Corp.                         1,706         139
IAC/InterActiveCorp*#               4,325         161
                                             --------
                                                  644
                                             --------


PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
INDEX 500 FUND

                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
-----------------------------------------------------


TELECOMMUNICATIONS -- 4.0%
ADC Telecommunications, Inc.*       2,272    $     33
Alltel Corp.                        7,241         438
AT&T, Inc.#                        74,477       2,663
Avaya, Inc.*                        8,800         123
BellSouth Corp.                    35,351       1,665
CenturyTel, Inc.                    2,224          97
Ciena Corp.*                        1,636          45
Citizens Communications Co.         6,238          90
Comverse Technology, Inc.*#         3,914          83
Corning, Inc.*                     30,317         567
Embarq Corp.                        2,897         152
L-3 Communications Holdings,
  Inc.                              2,421         198
Motorola, Inc.                     46,851         963
Qualcomm, Inc.#                    32,027       1,210
Qwest Communications
  International, Inc.*#            31,165         261
Sprint Nextel Corp.#               56,105       1,060
Tellabs, Inc.*                      8,562          88
The E.W. Scripps Co.                1,614          81
Verizon Communications, Inc.       56,581       2,107
Windstream Corp.                    9,240         131
                                             --------
                                               12,055
                                             --------
TEXTILES & APPAREL -- 0.0%
Jones Apparel Group, Inc.           2,136          71
                                             --------
TRANSPORTATION & RELATED SERVICES -- 1.4%
Burlington Northern Santa Fe
  Corp.                             6,961         514
CSX Corp.                           8,434         290
FedEx Corp.                         5,942         646
Norfolk Southern Corp.              7,692         387
Ryder Systems, Inc.                 1,176          60
Southwest Airlines Co.             15,346         235
Union Pacific Corp.#                5,227         481
United Parcel Service, Inc.        20,805       1,560
                                             --------
                                                4,173
                                             --------
WASTE MANAGEMENT -- 0.1%
Allied Waste Industries, Inc.*      4,921          61
Waste Management, Inc.             10,368         381
                                             --------
                                                  442
                                             --------

WHOLESALE DISTRIBUTOR -- 0.0%
Grainger (W.W.), Inc.               1,417          99
                                             --------
TOTAL COMMON STOCKS
(COST $219,573)                               243,712
                                             --------


------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.0%
------------------------------------------------------

APARTMENTS -- 0.2%
Apartment Investment &
  Management Co.                    1,870         105
Archstone-Smith Trust               4,232         246
Equity Residential Properties
  Trust#                            5,661         287
                                             --------
                                                  638
                                             --------

BUILDING & REAL ESTATE -- 0.1%
Kimco Realty Corp.                  4,380         197
                                             --------

DIVERSIFIED OPERATIONS -- 0.1%
Vornado Realty Trust#               2,502         304
                                             --------

HOTELS & RESORTS -- 0.1%
Starwood Hotels & Resorts
  Worldwide, Inc.                   4,108         257
                                             --------

INDUSTRIAL -- 0.1%
Prologis                            4,795         291
                                             --------

OFFICE PROPERTY -- 0.2%
Boston Properties, Inc.             2,264         253
Equity Office Properties Trust      6,812         328
                                             --------
                                                  581
                                             --------

REGIONAL MALLS -- 0.1%
Simon Property Group, Inc.#         4,288         435
                                             --------

STORAGE -- 0.1%
Public Storage, Inc.                2,374         232
                                             --------
TOTAL REAL ESTATE INVESTMENT
TRUSTS
(COST $1,894)                                   2,935
                                             --------


------------------------------------------------------
RIGHTS -- 0.0%
------------------------------------------------------
Seagate Tax Refund Rights           4,100           0
                                             --------
(COST $0)
------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.0%
------------------------------------------------------
BlackRock Provident
  Institutional
  Funds -- TempCash                 3,047       3,047
                                             --------
(COST $3,047)




                                     PAR
                                    (000)
------------------------------------------------------
U. S. TREASURY OBLIGATIONS -- 0.1%
------------------------------------------------------

U.S. Treasury Bill
  4.990%, 02/08/07++++             $   135        134
U.S. Treasury Bill
  4.850%, 05/10/07++++                  15         15
                                             --------
TOTAL U. S. TREASURY OBLIGATIONS
(COST $149)                                       149
                                             --------

------------------------------------------------------
SECURITIES LENDING COLLATERAL -- 16.9%
------------------------------------------------------
Bank of Montreal Time Deposit
  5.25%, 01/02/2007                    342        342
Bear Stearns Variable Rate
  Commercial Paper
  5.362%, 01/02/2007                   176        176
  5.382%, 01/02/2007                 1,808      1,808
  5.372%, 01/02/2007                   263        263
CIBC Yankee Certificate of
  Deposit
  5.32%, 01/29/2007                    222        222
CitiGroup Variable Rate Master
  Note
  5.382%, 01/02/2007                 1,481      1,481
Cullinan Financial Corp. Variable
  Rate Bank Deposit
  5.32%, 01/22/2007                  4,421      4,421
Deutsche Bank Time Deposit
  4.75%, 01/02/2007                  1,971      1,971
Institutional Money Market Trust
  5.302%, 01/02/2007                27,841     27,841
IXIS Time Deposit,
  5.30%, 01/02/2007                  1,362      1,362
                                       56

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
INDEX 500 FUND

                                     PAR       VALUE
                                    (000)     (000)+
------------------------------------------------------
SECURITIES LENDING COLLATERAL -- (CONTINUED)
-----------------------------------------------------


Morgan Stanley Floating Rate
  Commercial Paper
  5.362%, 01/02/2007               $   673   $    673
  5.372%, 01/02/2007                 1,474      1,474
Morgan Stanley Variable Rate
  Commercial Paper
  5.372%, 01/02/2007                 7,881      7,881
National Bank of Canada Time
  Deposit
  5.32%, 01/02/2007                    342        342
Sedna Financial Floating Rate
  Note
  5.29%, 01/25/2007                    399        399
Tango Financial Corp. Floating
  Rate Note
  5.32%, 01/29/2007                    218        218
                                             --------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $50,874)                                 50,874
                                             --------
TOTAL INVESTMENTS -- 100.0%
(COST $275,537)                              $300,717
                                             ========



----------------------
+      See Note 1 to Financial Statements.
*      Non-income producing security.
#      Security position is either entirely or partially on loan.
++++  Market value held as collateral for the open futures contract.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
MID CAP GROWTH FUND




                                 NUMBER OF    VALUE
                                   SHARES     (000)+
-----------------------------------------------------



COMMON STOCKS -- 75.2%
-----------------------------------------------------
ADVERTISING --  1.3%
Focus Mesia Holding Ltd ADR*         7,060   $   469
Monster Worldwide, Inc.*            19,850       926
                                             -------
                                               1,395
                                             -------
AGRICULTURAL PRODUCTS -- 0.9%
Agrium, Inc.#                       13,950       439
Bunge Limited.#                      7,370       535
                                             -------
                                                 974
                                             -------
BANKING -- 0.8%
Northern Trust Corp.                14,410       875
                                             -------
BROADCASTING/MEDIA -- 1.0%
Harman International
  Industries, Inc.                  10,570     1,056
                                             -------
BUILDING & REAL ESTATE -- 0.9%
CB Richard Ellis Group, Inc.
  Class A*                          30,840     1,024
                                             -------
COMPUTER INTERNET SERVICES & SOFTWARE -- 1.6%
aQuantive, Inc.*#                   22,370       552
Digital River, Inc.*#               10,090       563
VeriSign, Inc.*                     29,430       708
                                             -------
                                               1,823
                                             -------
COMPUTER -- NETWORKS & SERVICES -- 5.1%
F5 Networks Inc.*                   19,940     1,480
International Game Technology,
  Inc.                              45,530     2,104
Network Appliance, Inc.*#           26,430     1,038
Polycom, Inc.*#                     36,050     1,114
                                             -------
                                               5,736
                                             -------
COMPUTER SERVICES & SOFTWARE -- 3.6%
Activision, Inc.*#                  46,310       798
Akamai Technologies, Inc.*#         24,270     1,289
Electronic Arts, Inc.*#             16,490       831
Salesforce.com, Inc.*#              31,410     1,145
                                             -------
                                               4,063
                                             -------
COMPUTERS & OFFICE EQUIPMENT -- 0.3%
Isilon Systems, Inc.                12,740       352
                                             -------
CONSUMER PRODUCTS -- 1.0%
Polo Ralph Lauren Corp.             14,810     1,150
                                             -------
CONTAINERS -- 0.4%
Owens-Illinois, Inc.*#              23,060       425
                                             -------
DIVERSIFIED OPERATIONS --  0.5%
Harsco Corp.                         7,870       599
                                             -------
ELECTRONIC COMPONENTS & SEMICONDUCTORS --  7.0%
Altera Corp.*                       40,130       790
AMETEK, Inc.                        27,135       864
KLA-Tencor Corp.                    31,130     1,549
MEMC Electronic Materials,
  Inc.*                             19,890       778
NVIDIA Corp.*#                      40,360     1,494
QLogic Corp.*                       39,020       855
SanDisk Corp.*                       9,890       425
Varian Semiconductor Equipment
  Associates, Inc.*                 24,405     1,111
                                             -------
                                               7,866
                                             -------
ELECTRONICS -- SEMICONDUCTORS -- 0.7%
Integrated Device Technology,
  Inc.*#                            48,830       756
                                             -------
ENERGY RESOURCES & SERVICES -- 2.2%
Energy Conversion Devices,
  Inc.*#                            11,420       388
McDermott International, Inc.*      16,670       848
Questar Corp.#                       4,830       401
The Williams Companies, Inc.        29,210       763
                                             -------
                                               2,400
                                             -------
ENTERTAINMENT & LEISURE -- 0.5%
GameStop Corp.*#                     9,950       548
                                             -------
FIBER OPTICS -- 0.6%
JDS Uniphase Corp.*#                37,677       628
                                             -------
FINANCE -- 5.4%
Affiliated Managers Group,
  Inc.*#                             9,485       997
Greenhill & Co., Inc.#               8,130       600
Intercontinental Exchange,
  Inc.                              10,450     1,128
Nasdaq Stock Market, Inc.*#         20,070       618
Paychex, Inc.                       21,280       841
T. Rowe Price Group, Inc.           31,120     1,362
TD Ameritrade Holding Corp.#        32,690       529
                                             -------
                                               6,075
                                             -------
FINANCIAL SERVICES --  0.2%
Synovus Financial Corp.              8,430       260
                                             -------
FOOD & BEVERAGES -- 1.9%
Hansen Natural Corp.*               14,320       482
McCormick & Co., Inc.               13,430       518
Wm. Wrigley Jr. Co.#                20,590     1,065
                                             -------
                                               2,065
                                             -------
HOSPITALS -- 0.7%
Psychiatric Solutions, Inc.         21,690       814
                                             -------
HOTELS & GAMING -- 3.7%
Hilton Hotels Corp.#                43,490     1,518
Pinnacle Entertainment, Inc.*       12,710       421
WMS Industries, Inc.#               23,570       822
Wynn Resorts, Ltd.*#                14,650     1,375
                                             -------
                                               4,136
                                             -------
INSTRUMENTS -- CONTROLS -- 1.0%
Thermo Electron Corp.*#             25,850     1,171
                                             -------
INSURANCE -- 0.4%
Arch Capital Group Ltd.*             5,820       393
                                             -------
MANUFACTURING -- 1.1%
General Cable Corp.*                12,230       535
Roper Industries, Inc.#             13,820       694
                                             -------
                                               1,229
                                             -------
MEDICAL SERVICES & EQUIPMENT -- 3.7%
Celgene Corp.*                      25,790     1,484
DaVita, Inc.*#                       5,750       327
Henry Schein, Inc.*                  8,490       416
Intuitive Surgical, Inc.*#           7,910       759
New River Pharmaceuticals,
  Inc.#                              7,930       434
St. Jude Medical, Inc.*             19,160       700
                                             -------
                                               4,120
                                             -------
MEDICAL SUPPLIES & EQUIPMENT -- 0.6%
Sepracor, Inc.*                     10,490       646
                                             -------


PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
MID CAP GROWTH FUND

                                 NUMBER OF    VALUE
                                   SHARES     (000)+
-----------------------------------------------------

COMMON STOCKS -- (CONTINUED)
----------------------------------------------------


METAL COMPONENTS & PRODUCTS -- 2.0%
Allegheny Technologies, Inc.#        8,070   $   732
Precision Castparts Corp.           19,350     1,515
                                             -------
                                               2,247
                                             -------
OIL & GAS -- 4.8%
Cameron International Corp.*        18,010       955
National-Oilwell Varco, Inc.*#      13,990       856
Quicksilver Resources, Inc.*#       12,680       464
Range Resources Corp.#              44,205     1,213
Smith International, Inc.#          24,280       997
Southwestern Energy Co.*#           10,280       360
Superior Energy Services, Inc.*     17,240       563
                                             -------
                                               5,408
                                             -------
PHARMACEUTICALS -- 5.4%
Alexion Pharmaceuticals, Inc.*#     13,700       553
Allergan, Inc.#                     10,980     1,315
Applera Corp. -- Applied
  Biosystems Group                  18,790       689
Forest Laboratories, Inc.*          16,090       814
Medicis Pharmaceutical Corp.        11,550       406
MedImmune, Inc.*                    14,670       475
Pharmaceutical Product
  Development, Inc.                 25,670       827
Shire PLC -- ADR                    15,580       962
                                             -------
                                               6,041
                                             -------
PHOTOGRAPHY EQUIPMENT & SUPPLIES -- 0.6%
Cymer, Inc.*#                       16,340       718
                                             -------
RETAIL -- 3.8%
Coach, Inc.*                        51,030     2,192
J.C. Penney Company, Inc.#          14,420     1,116
Under Armour, Inc. -- Class A*#     18,460       931
                                             -------
                                               4,239
                                             -------
SERVICES -- COMMERCIAL -- 3.3%
Ctrip.com International Ltd.
  ADR                                8,140       509
Fiserv, Inc.*                       20,830     1,092
Nutri/System, Inc.*#                21,880     1,387
VistaPrint Ltd.*                    20,810       689
                                             -------
                                               3,677

                                             -------
TELECOMMUNICATIONS --  4.2%
American Tower Corp.*               33,890     1,264
Crown Castle International
  Corp.*#                           22,770       735
Leap Wireless International,
  Inc.*                              8,310       494
NII Holdings, Inc.*#                33,960     2,188
                                             -------
                                               4,681
                                             -------

TEXTILES & APPAREL -- 1.4%
Guess?, Inc.*                       16,810     1,066
The Children's Place Retail
  Stores, Inc.*                      8,170       519
                                             -------
                                               1,585
                                             -------


TRANSPORTATION & RELATED SERVICES -- 2.6%
C.H. Robinson Worldwide, Inc.#      15,980       654
Continental Airlines, Inc.*#        24,710     1,019
CSX Corp.                           16,740       576
US Airways Group, Inc.*             12,430       669
                                             -------
                                               2,918
                                             -------
TOTAL COMMON STOCKS
(COST $72,281)                                84,093
                                             -------

-----------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.4%
-----------------------------------------------------
BlackRock Provident
  Institutional
  Funds -- TempCash              1,526,911     1,527
                                             -------
(COST $1,527)




                                     PAR
                                    (000)
------------------------------------------------------


SECURITIES LENDING COLLATERAL -- 23.4%
------------------------------------------------------
Bank Of Montreal Time Deposit
  5.25%, 01/02/2007                $  $334        334
Bear Stearns Variable Rate
  Commercial Paper
  5.382%, 01/02/2007                 1,099      1,099
Cullinan Financial Corp Variable
  Rate Note
  5.32%, 01/22/2007                     94         94
Deutsche Bank Time Deposit
  4.75%, 01/02/2007                  1,057      1,057
Institutional Money Market Trust
  5.302%, 01/02/2007                21,727     21,727
IXIS Time Deposit
  5.30%, 01/02/2007                  1,332      1,332
Morgan Stanley Variable Rate
  Commercial Paper
  5.372%, 01/02/2007                    10         10
National Bank Canada Time Deposit
  5.32%, 01/02/2007                    334        334
Tango Financial Corporation
  Floating Rate Note
  5.32%, 01/29/2007                    250        250
                                             --------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $26,237)                                 26,237
                                             --------
TOTAL INVESTMENTS -- 100.0%
(COST $100,045)                              $111,857
                                             ========




----------------------
+ See Note 1 to Financial Statements.
* Non-income producing security.
# Security position is either entirely or partially on loan.
ADR -- American Depository Receipt

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
MID CAP VALUE FUND




                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------



COMMON STOCKS -- 74.6%
------------------------------------------------------
AEROSPACE & DEFENSE -- 1.0%
Empresa Brasileira de
  Aeronautic ADR                   39,500    $  1,636
                                             --------
AUTOMOBILES & RELATED -- 3.2%
Advance Auto Parts, Inc.           45,600       1,621
Harley-Davidson, Inc.#             25,100       1,769
United Rentals, Inc.*              72,900       1,854
                                             --------
                                                5,244
                                             --------
BANKING -- 2.3%
Hudson City Bancorp, Inc.#        108,000       1,499
IndyMac Bancorp, Inc.#             49,600       2,240
                                             --------
                                                3,739
                                             --------
BUILDING & REAL ESTATE -- 10.7%
Colonial Properties Trust          29,500       1,383
Developers Diversified Realty
  Corp.                            20,300       1,278
Hovanian Enterprises, Inc.*#       71,000       2,407
iStar Financial, Inc.              44,600       2,133
KB Home#                           47,200       2,420
Lennar Corp.#                      46,200       2,424
Meritage Homes Corp.               45,000       2,147
NVR, Inc.*                          3,700       2,387
The Ryland Group, Inc.             16,300         890
                                             --------
                                               17,469
                                             --------
BUILDING PRODUCTS & SUPPLIES -- 1.4%
Centex Corp.#                      41,100       2,313
                                             --------
COMPUTER -- INTERNET SERVICES & SOFTWARE -- 1.1%
Check Point Software
  Technologies, Ltd.*#             66,500       1,458
McAfee, Inc.*                      13,200         375
                                             --------
                                                1,833
                                             --------
COMPUTER SERVICES & SOFTWARE -- 3.7%
Activision. Inc.*#                 87,000       1,500
Affiliated Computer Services,
  Inc.*                            20,300         991
Lexmark International, Inc.*#      26,600       1,947
Take-Two Interactive Software,
  Inc.*#                           84,400       1,499
                                             --------
                                                5,937
                                             --------
CONSUMER PRODUCTS -- 1.0%
Whirlpool Corp.#                   19,100       1,586
                                             --------
DIVERSIFIED OPERATIONS -- 1.3%
Eaton Corp.                        14,600       1,097
Walter Industries, Inc.            35,200         952
                                             --------
                                                2,049
                                             --------
ELECTRONIC COMPONENTS -- 0.7%
Avnet, Inc.*#                      47,300       1,208
                                             --------
ELECTRONIC COMPONENTS & SEMICONDUCTORS -- 0.8%
International Rectifier Corp.*     32,400       1,248
                                             --------
ENERGY RESOURCES & SERVICES -- 5.9%
DPL, Inc.                          43,600       1,211
Edison International               23,700       1,078
Mirant Corp.*                      50,000       1,579
NRG Energy, Inc.*#                 37,800       2,117
Peabody Energy Corp                32,800       1,325
TXU Corp.                          43,300       2,347
                                             --------
                                                9,657
                                             --------
FINANCE -- 1.7%
Bear Stearns Cos., Inc.#           16,900       2,751
                                             --------
FOOD & BEVERAGES -- 1.8%
Constellation Brands, Inc.*#       61,400       1,782
Tyson Foods, Inc.                  71,700       1,179
                                             --------
                                                2,961
                                             --------
HEALTHCARE -- 2.7%
Coventry Health Care, Inc.*        37,150       1,859
LifePoint Hospitals, Inc. *        31,600       1,065
NBTY, Inc.*                        33,700       1,401
                                             --------
                                                4,325
                                             --------
INSTRUMENTS -- CONTROLS -- 0.0%
Johnson Controls, Inc.                200          17
                                             --------
INSURANCE -- 4.1%
Aetna, Inc.                        49,600       2,142
CIGNA Corp.                        15,800       2,079
Endurance Specialty Holdings
  Ltd.                             41,400       1,514
The PMI Group, Inc.                18,600         877
                                             --------
                                                6,612
                                             --------
MACHINERY & HEAVY EQUIPMENT -- 1.9%
Ingersoll-Rand Co.                 16,600         650
Terex Corp.*#                      36,800       2,376
                                             --------
                                                3,026
                                             --------
MANUFACTURING -- 1.4%
Chicago Bridge & Iron Company
  N.V.                             82,000       2,242
Mueller Water Products, Inc.*       5,100          76
                                             --------
                                                2,318
                                             --------

MEDICAL PRODUCTS -- 0.6%
The Cooper Companies, Inc.#        21,700         966

                                             --------

METAL COMPONENTS & PRODUCTS -- 4.4%
Cleveland Cliffs, Inc.             40,100       1,942
Phelps Dodge Corp.                 18,500       2,215
Timken Co.                         51,300       1,497
United States Steel Corp.          19,700       1,441
                                             --------
                                                7,095
                                             --------

METALS & MINING -- 2.7%
Arch Coal, Inc.#                   61,500       1,847
Joy Global, Inc.#                  54,200       2,620
                                             --------
                                                4,467
                                             --------

OIL & GAS -- 10.2%
Canadian Natural Resources
  Ltd.                             38,000       2,023
Denbury Resources, Inc.*           62,300       1,731
National Fuel Gas Co.#             23,900         921
Noble Corp.                        24,500       1,866
Oceaneering International,
  Inc.*                            34,000       1,350
Oil States International, Inc.*    41,100       1,325
Quicksilver Resources, Inc.*#      37,200       1,361
Southwestern Energy Co.*#          36,900       1,293
Sunoco, Inc.                       13,500         842
Talisman Energy, Inc.              84,295       1,432
Williams Cos., Inc.                45,800       1,196

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
MID CAP VALUE FUND

                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
-----------------------------------------------------


OIL & GAS -- (CONTINUED)
XTO Energy, Inc.                   24,942    $  1,174
                                             --------
                                               16,514
                                             --------

PHARMACEUTICALS -- 3.2%
Endo Pharmaceuticals Holdings,
  Inc.*                            45,800       1,263
Omnicare, Inc.#                    39,900       1,541
Shire PLC -- ADR                   38,400       2,372
                                             --------
                                                5,176
                                             --------
RETAIL -- 3.8%
Aeropostale, Inc.*                 50,100       1,547
Circuit City Stores, Inc.#         75,500       1,433
Hot Topic, Inc.*                   73,600         982
Ross Stores, Inc.                  21,400         627
The TJX Companies, Inc.            56,500       1,611
                                             --------
                                                6,200
                                             --------
TELECOMMUNICATIONS -- 2.0%
Arris Group, Inc.*                120,400       1,506
L-3 Communications Holdings,
  Inc.                             21,800       1,783
                                             --------
                                                3,289
                                             --------
TRANSPORTATION & RELATED SERVICES -- 1.0%
Frontline, Ltd#                    27,600         879
Ship Finance International,
  Ltd#                             30,740         730
                                             --------
                                                1,609
                                             --------
TOTAL COMMON STOCKS
(COST $105,552)                               121,245
                                             --------


------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.9%
------------------------------------------------------
DIVERSIFIED OPERATIONS -- 0.8%
First Industrial Realty Trust,
  Inc.                             29,300       1,374
                                             --------
HEALTHCARE -- 0.5%
Ventas, Inc.                       18,400         779
                                             --------
REAL ESTATE -- 0.6%
Annaly Capital Management,
  Inc.#                            65,100         905
                                             --------
TOTAL REAL ESTATE INVESTMENT
TRUSTS
(COST $2,731)                                   3,058
                                             --------

------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.2%
------------------------------------------------------
BlackRock Provident
  Institutional
  Funds -- FedFund                204,136         204
BlackRock Provident
  Institutional
  Funds -- TempFund               204,136         204
                                             --------
TOTAL SHORT-TERM INVESTMENTS
(COST $408)                                       408
                                             --------





                                     PAR
                                    (000)
------------------------------------------------------


SECURITIES LENDING COLLATERAL -- 23.3%
------------------------------------------------------
Bank of Montreal Time Deposit
  5.25%, 01/02/2007                $   332        332
Bear Stearns Variable Rate
  Commercial Paper
  5.372%, 01/02/2007                   378        378
  5.382%, 01/02/2007                 1,203      1,203
CIBC Yankee Certificate of
  Deposit
  5.32%, 01/29/2007                  1,779      1,779
Deutsche Bank Time Deposit
  4.75%, 01/02/2007                  1,622      1,622
Institutional Money Market Trust
  5.302%, 01/02/2007                22,915     22,915
IXIS Time Deposit
  5.30%, 01/02/2007                  1,323      1,323
Morgan Stanley Variable Rate
  Commercial Paper
  5.372%, 01/02/2007                 2,484      2,484
National Bank of Canada Time
  Deposit
  5.32%, 01/02/2007                    332        332
Sedna Financial Floating Rate
  Note
  5.29%, 01/25/2007                  5,507      5,507
                                             --------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $37,875)                                 37,875
                                             --------
TOTAL INVESTMENTS -- 100.0%
(COST $146,566)                              $162,586
                                             ========




----------------------
+ See Note 1 to Financial Statements.
* Non-income producing security.
# Security position is either entirely or partially on loan.
ADR  -- American Depository Receipt

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
STRATEGIC VALUE FUND




                                 NUMBER OF    VALUE
                                   SHARES     (000)+
-----------------------------------------------------



COMMON STOCKS -- 77.5%
-----------------------------------------------------
ADVERTISING -- 2.2%
Interpublic Group of Cos.,
  Inc.*#                           95,600    $ 1,170
                                             -------
AGRICULTURAL PRODUCTS -- 2.9%
Monsanto Co.                        9,400        494
Potash Corp. of Saskatchewan,
  Inc.                              1,600        230
The Mosaic Co.*                    39,500        844
                                             -------
                                               1,568
                                             -------
AUTOMOBILES & RELATED -- 1.5%
Genuine Parts Co.#                 16,400        778
                                             -------
BROADCAST/MEDIA -- 1.9%
Clear Channel Communications,
  Inc.                             28,600      1,016
                                             -------
CHEMICALS -- 1.6%
Eastman Chemical Co.               14,300        848
                                             -------
COMPUTER -- INTERNET SERVICES & SOFTWARE -- 1.8%
McAfee, Inc.*                      31,400        891
Openwave Systems, Inc.*             9,800         90
                                             -------
                                                 981
                                             -------
COMPUTER SERVICES & SOFTWARE -- 5.2%
Cadence Design Systems, Inc.*      45,500        815
Sabre Group Holdings Corp.         41,500      1,323
Sybase, Inc.*                      25,000        618
                                             -------
                                               2,756
                                             -------
CONSUMER PRODUCTS -- 2.3%
American Greetings Corp.           19,100        456
Newell Rubbermaid, Inc.            14,900        431
Tupperware Brands Corp.            15,700        355
                                             -------
                                               1,242
                                             -------
CONTAINERS -- 3.0%
Ball Corp.                         22,400        977
Pactiv Corp.*                      18,200        650
                                             -------
                                               1,627
                                             -------
ENERGY RESOURCES & SERVICES -- 8.6%
Ameren Corp.#                      15,500        833
CMS Energy Corp.*#                 51,500        860
Dynegy, Inc., Class A*                 24          0
Hubbell, Inc.                      15,600        705
NiSource, Inc.                     37,200        897
Northeast Utilities, Inc.          34,100        960
Puget Energy, Inc.                 14,600        370
                                             -------
                                               4,625
                                             -------
FIBER OPTICS -- 0.9%
JDS Uniphase Corp.*#               29,775        496
                                             -------

FOOD & BEVERAGES -- 1.9%
Coca-Cola Enterprises, Inc.        21,500        439
OSI Restaurant Partners, Inc.      15,100        592
                                             -------
                                               1,031
                                             -------

INSURANCE -- 8.2%
ACE Ltd.                            6,800        412
Aetna, Inc.                        10,200        440
Conseco, Inc.*                     25,900        517
Everest Re Group Ltd.               4,000        392
Genworth Financial, Inc.#          11,500        393
PartnerRe Ltd.                     12,000        852
SAFECO Corp.                        6,800        425
The PMI Group, Inc.                 3,700        175
XL Capital Ltd                     11,200        807
                                             -------
                                               4,413
                                             -------

MACHINERY & HEAVY EQUIPMENT -- 1.9%
Cummins, Inc.#                      3,200        378
Snap-On, Inc.                      13,400        638
                                             -------
                                               1,016
                                             -------

MANUFACTURING -- 1.0%
Chemtura Corp.                     52,800        508
                                             -------
METAL COMPONENTS & PRODUCTS -- 1.1%
Timken Co.                         21,000        612
                                             -------
OIL & GAS -- 4.8%
EOG Resources, Inc.                13,300        831
GlobalSantaFe Corp.#               13,700        805
Halliburton Co.#                   23,500        730
Southwest Gas Corp.                 5,700        219
                                             -------
                                               2,585
                                             -------
PAPER & RELATED PRODUCTS -- 2.4%
Bowater, Inc.#                     23,100        520
MeadWestvaco Corp.                 25,100        755
                                             -------
                                               1,275
                                             -------
PHARMACEUTICALS -- 3.4%
King Pharmaceuticals, Inc.*        55,900        890
Mylan Laboratories, Inc.           46,900        936
                                             -------
                                               1,826
                                             -------
PRINTING & PUBLISHING -- 3.9%
Donnelley (R.R.) & Sons Co.        28,352      1,008
R.H. Donnelley Corp.*#             17,300      1,085
                                             -------
                                               2,093
                                             -------
RESTAURANTS -- 1.1%
Brinker International, Inc.        18,750        565
                                             -------
RETAIL -- 5.5%
Federated Department Stores,
  Inc.#                             9,300        355
Foot Locker, Inc.                  25,300        555
Kroger Co.                         22,700        524
OfficeMax, Inc.                    18,200        904
Safeway, Inc.#                     17,500        605
                                             -------
                                               2,943

                                             -------
TELECOMMUNICATIONS -- 8.6%
ADC Telecommunications, Inc.*      38,400        558
Avaya, Inc.*                       64,900        907
CenturyTel, Inc.                   10,300        450
Embarq Corp.                       13,700        720
Level 3 Communications, Inc.*#     25,500        143
Qwest Communications
  International, Inc.*#           141,900      1,188
Tellabs, Inc.*                     63,200        648
                                             -------
                                               4,614

                                             -------
WASTE MANAGEMENT -- 0.9%
Allied Waste Industries, Inc.*     38,900        478
                                             -------


PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
STRATEGIC VALUE FUND

                                 NUMBER OF    VALUE
                                   SHARES     (000)+
-----------------------------------------------------

COMMON STOCKS -- (CONTINUED)
----------------------------------------------------


WHOLESALE DISTRIBUTOR -- 0.9%
Grainger (W.W.), Inc.#              7,100    $   497
                                             -------
TOTAL COMMON STOCKS
(COST $34,691)                                41,563
                                             -------

-----------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.0%
-----------------------------------------------------
HOTELS & RESORTS -- 1.0%
Host Hotels & Resorts, Inc.#       20,800        510
                                             -------
(COST $333)

-----------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.2%
-----------------------------------------------------
BlackRock Provident
  Institutional
  Funds -- TempCash               845,705        846
BlackRock Provident
  Institutional
  Funds -- TempFund               845,707        846
                                             -------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,692)                                  1,692
                                             -------





                                      PAR
                                     (000)
-----------------------------------------------------


SECURITIES LENDING COLLATERAL --  18.3%
-----------------------------------------------------
Bank of Montreal Time Deposit
  5.250%, 01/02/2007                $ $135       135
Deutsche Bank Time Deposit
  4.750%, 01/02/2007                   399       399
Institutional Money Market Trust
  5.302%, 01/02/2007                 8,608     8,608
IXIS Time Deposit
  5.300%, 01/02/2007                   539       539
National Bank of Canada Time
  Deposit
  5.320%, 01/02/2007                   135       135
                                             -------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $9,816)                                  9,816
                                             -------
TOTAL INVESTMENTS -- 100.0%
(COST $46,532)                               $53,581
                                             =======




----------------------
+ See Note 1 to Financial Statements
* Non-income producing security.
# Security position is either entirely or partially on loan.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
SMALL CAP GROWTH FUND




                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------


COMMON STOCKS -- 89.4%
------------------------------------------------------
AEROSPACE & DEFENSE -- 0.9%
Kaman Corp.                        46,500    $ $1,041
                                             --------
AGRICULTURAL PRODUCTS --  1.0%
The Andersons, Inc.                28,600       1,212
                                             --------
BANKING -- 1.0%
Greene County Bancshares, Inc.     29,750       1,182
                                             --------
COMPUTER -- INTERNET SERVICES & SOFTWARE -- 2.9%
Pc-Tel, Inc.*                      20,500         192
Perficient, Inc.*                 130,000       2,133
Smith Micro Software, Inc.*        74,200       1,053
                                             --------
                                                3,378
                                             --------
COMPUTER -- NETWORK PRODUCTS & SERVICES --  4.5%
Atheros Communications*            58,000       1,237
Oplink Communications, Inc.*       66,600       1,369
The Knot, Inc.*                   101,000       2,650
                                             --------
                                                5,256
                                             --------
COMPUTER SERVICES & SOFTWARE -- 11.8%
Axcelis Technologies, Inc.*        74,600         435
Comsys It Partners, Inc.*          39,200         792
Concur Technologies, Inc.*#       150,000       2,406
Innerworkings, Inc.*               92,700       1,479
Interactive Intelligence, Inc.*    50,800       1,139
Itron, Inc.*#                      40,000       2,074
OPNET Technologies, Inc.*          67,400         974
SimpleTech, Inc.*#                142,700       1,809
Sykes Enterprises, Inc.*           65,700       1,159
Tyler Technologies, Inc.*         102,100       1,436
                                             --------
                                               13,703
                                             --------
DATE PROCESSING MANAGEMENT -- 0.6%
First Consulting Group, Inc.*      46,000         633
                                             --------
ELECTRONIC COMPONENTS & SEMICONDUCTORS -- 5.6%
Diodes, Inc.*                      32,950       1,169
NovAtel, Inc.*                     48,400       1,931
Nu Horizons Electronics Corp.*      5,300          55
Rudolph Technologies, Inc.*        80,700       1,285
Standard Microsystems Corp.*       25,500         713
Syntax-Brillian Corp.*#           161,700       1,389
                                             --------
                                                6,542
                                             --------
ELECTRONICS -- SEMICONDUCTORS -- 0.6%
Semitool, Inc.*                    25,600         341
Ultra Clean Holdings, Inc.*        30,000         371
                                             --------
                                                  712
                                             --------
ENERGY RESOURCES & SERVICES -- 4.5%
Advanced Energy Industries,
  Inc.*                            61,800       1,166
Atlas America, Inc.*               45,000       2,294
Fuel Tech, Inc.*                   70,000       1,725
                                             --------
                                                5,185
                                             --------
ENTERTAINMENT & LEISURE -- 2.2%
Steiner Leisure Ltd.*              55,000       2,503
                                             --------
FINANCIAL SERVICES --  1.3%
Huron Consulting Group, Inc.*      33,500       1,519
                                             --------
FOOD & BEVERAGES  -- 3.8%
Boston Beer Company, Inc.*         32,400       1,166
MGP Ingredients, Inc.              53,600       1,212
National Beverage Corp.#           84,700       1,188
SunOpta, Inc.*                     95,900         844
                                             --------
                                                4,410
                                             --------
HEALTHCARE -- 0.9%
LHC Group Inc.*                    36,700       1,046
                                             --------
HOME FURNISHINGS -- HOUSEWARES -- 2.5%
American Woodmark Corp.#           32,800       1,373
Kimball International,
  Inc. -- Class B                  64,200       1,560
                                             --------
                                                2,933
                                             --------
HUMAN RESOURCES -- 2.8%
AMN Healthcare Services, Inc.*     80,400       2,214
Kforce, Inc.*                      85,100       1,036
                                             --------
                                                3,250
                                             --------
INSURANCE -- 5.2%
American Physicians Capital,
  Inc.*                            61,950       2,480
CNA Surety Corp.*                  37,700         811
Darwin Professional
  Underwriters, Inc.*              33,000         774
Safety Insurance Group, Inc.       38,000       1,927
                                             --------
                                                5,992
                                             --------
MACHINERY & HEAVY EQUIPMENT -- 5.1%
Applied Industrial
  Technologies, Inc.               16,650         438
Kadant, Inc.*                      52,600       1,282
Newport Corp.*                     61,700       1,293
The Gorman-Rupp Co.                36,850       1,362
The Middleby Corp.*                15,000       1,570
                                             --------
                                                5,945
                                             --------
MANUFACTURING -- 4.0%
Brush Engineered Materials,
  Inc.*                            20,500         692
Ceradyne, Inc.*                    44,900       2,537
Superior Essex, Inc.*              42,600       1,416
                                             --------
                                                4,645
                                             --------
MEDICAL PRODUCTS -- 1.1%
Bradley Pharmaceuticals, Inc.*     28,400         584
Bruker BioSciences Corp.*          95,800         719
                                             --------
                                                1,303
                                             --------
MEDICAL SUPPLIES & EQUIPMENT -- 2.8%
Allscripts Healthcare
  Solutions, Inc.*                 56,700       1,530
Cutera, Inc.*                      40,800       1,102
Somanetics Corp.*                  26,400         603
                                             --------
                                                3,235
                                             --------
MEDICAL SERVICES -- 1.2%
ICON Plc. ADR *                    37,400       1,410
                                             --------
METAL COMPONENTS & PRODUCTS -- 1.1%
LKQ Corp.*                         55,000       1,264
                                             --------


PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
SMALL CAP GROWTH FUND

                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
-----------------------------------------------------


OIL & GAS -- 4.4%
Allis-Chalmers Energy, Inc.*       25,300    $    583
Arena Resources, Inc.*             11,900         508
Delek US Holdings, Inc.            26,600         436
Gulf Island Fabrication, Inc.      27,500       1,015
Lufkin Industries, Inc.            18,500       1,074
Matrix Service Co.*                49,500         797
OMNI Energy Services Corp.*        70,800         693
                                             --------
                                                5,106
                                             --------
PHARMACEUTICALS -- 0.8%
PARAXEL International Corp.*       31,900         924
                                             --------
RETAIL -- 6.8%
Charlotte Russe Holding, Inc.*     66,000       2,030
EZCORP, Inc.*                     150,000       2,438
Movado Group, Inc.                 60,200       1,746
PC Connection, Inc.*               43,300         642
Smith & Wesson Holding Corp#      100,000       1,034
                                             --------
                                                7,890
                                             --------
SECURITY TECHNOLOGY -- 1.8%
VASCO Data Security
  International, Inc.*            170,600       2,022
                                             --------
SERVICES -- COMMERCIAL -- 1.8%
Teletech Holdings, Inc.*           87,000       2,078
                                             --------
TELECOMMUNICATIONS -- 2.5%
Alaska Communications Systems
  Group, Inc.                      99,500       1,511
Cbeyond, Inc.*                     46,400       1,419
                                             --------
                                                2,930
                                             --------
TEXTILES & APPAREL -- 0.9%
Steven Madden, Ltd.                29,989       1,052
                                             --------
TRANSPORTATION & RELATED SERVICES -- 3.0%
Celadon Group, Inc.*              120,000       2,010
Hub Group, Inc.*                   54,000       1,488
                                             --------
                                                3,498
                                             --------
TOTAL COMMON STOCKS
(COST $88,271)                                103,799
                                             --------

------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.4%
------------------------------------------------------
BlackRock Provident
  Institutional
  Funds -- TempCash               812,893         813
BlackRock Provident
  Institutional
  Funds -- TempFund               812,894         813
                                             --------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,626)                                   1,626
                                             --------





                                     PAR      VALUE
                                    (000)    (000)+
-----------------------------------------------------


SECURITIES LENDING COLLATERAL -- 9.2%
-----------------------------------------------------
Bank Of Montreal Time Deposit
  5.25%, 01/02/2007                $ $164   $    164
Deutsche Bank Time Deposit
  4.75%, 01/02/2007                   485        485
Institutional Money Market Trust
  5.302%, 01/02/2007                9,215      9,215
IXIS Time Deposit
  5.30%, 01/02/2007                   655        655
National Bank Canada Time Deposit
  5.32%, 01/02/2007                   165        165
                                            --------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $10,684)                                10,684
                                            --------
TOTAL INVESTMENTS -- 100.0%
(COST $100,581)                             $116,109
                                            ========




----------------------
+ See Note 1 to Financial Statements.
* Non-income producing security.
# Security position is either entirely or partially on loan.
ADR -- American Depository Receipt

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
SMALL CAP VALUE FUND




                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------



COMMON STOCKS -- 80.6%
------------------------------------------------------
AEROSPACE & DEFENSE -- 0.8%
Ducommun, Inc.*                      8,767   $    201
EDO Corp.                           27,681        657
MTC Technologies, Inc.*             26,952        634
                                             --------
                                                1,492
                                             --------
AUTOMOBILES & RELATED -- 3.1%
Commercial Vehicle Group, Inc.*     51,544      1,124
Lithia Motots, Inc.                  6,228        179
LoJack Corp.*                       28,650        489
Tenneco, Inc.*                      65,634      1,623
Wabash National Corp.              171,259      2,586
                                             --------
                                                6,001
                                             --------
BANKING -- 12.4%
Alabama National BanCorporation     24,267      1,668
Alliance Bankshares Corp.*          17,901        280
Bancorp, Inc.*                      54,795      1,622
Bank of the Osarks, Inc.             3,070        102
Berkshire Hills Bancorp, Inc.       18,763        628
Brookline Bancorp, Inc.#            56,800        748
Cardinal Financial Corp.            59,030        605
Central Pacific Financial
  Corp.                             28,060      1,088
Chittenden Corp.                    18,608        571
Citizens Banking Corp.#             26,943        714
Columbia Banking System Inc.        21,993        772
F.N.B. Corp.                        35,152        642
Fidelity Bankshares, Inc.           22,698        900
First Financial Bankshares           5,996        251
Glacier Bancorp Inc.                37,454        915
IBERIABANK Corp.                    24,428      1,442
Irwin Financial Corp.               21,240        481
Midwest Banc Holdings, Inc.         35,300        838
Millenium Bankshares Corp.          39,127        365
Nexity Financial Corp.*             15,796        190
PFF Bancorp, Inc.                   67,528      2,330
Placer Sierra Bancshares            38,101        906
Prosperity Bancshares, Inc.         24,903        859
Signature Bank*                     64,442      1,996
Southcoast Financial Corp.*         15,828        328
Sterling Bancorp                    16,516        325
Sterling Financial Corp.             5,802        196
Summit State Bank                   11,977        153
Texas United Bancshares, Inc.       15,482        532
United Community Banks, Inc.        40,646      1,314
West Coast Bancorp                  12,295        426
                                             --------
                                               24,187
                                             --------
BUILDING & REAL ESTATE -- 2.2%
Beazer Homes USA, Inc.#             22,761      1,070
Hovanian Enterprises, Inc.*#        28,876        979
Modtech Holdings, Inc.*             46,471        230
Ryland Group, Inc.                  21,394      1,169
WCI Communities, Inc.*#             42,705        819
                                             --------
                                                4,267
                                             --------
BUILDING MAINTENANCE & SERVICES -- 0.3%
Goodman Global, Inc.*               39,834        685
                                             --------
BUILDING PRODUCTS & SUPPLIES -- 0.8%
Builders Firstsource, Inc.*         17,417        311
Universal Forest Products,
  Inc.                              27,709      1,291
                                             --------
                                                1,602
                                             --------
CABLE OPERATORS -- 1.1%
Anixter International, Inc.*        12,758        693
RCN Corp.*                          51,349      1,548
                                             --------
                                                2,241
                                             --------
CHEMICALS -- 3.3%
Albemarle Corp.                     21,962      1,577
American Vanguard Corp.             12,299        196
H.B. Fuller Co.                     24,769        639
KMG Chemicals, Inc.                 27,646        276
Minerals Technologies, Inc.         33,339      1,960
Penford Corp.                       16,129        279
Uap Holding Corp.                   61,658      1,553
                                             --------
                                                6,480
                                             --------
COMPUTER -- INTERNET SERVICES & SOFTWARE -- 1.2%
Blackboard, Inc.*#                  18,018        541
eFunds Corp.*                       56,847      1,564
Vignette Corp.*                     18,115        309
                                             --------
                                                2,414
                                             --------
COMPUTER -- NETWORK PRODUCTS & SERVICES -- 1.4%
Foundry Networks, Inc.*             60,931        913
Hypercom Corp.*                     41,453        263
Insight Enterprises, Inc.*          66,379      1,253
Micros Systems, Inc.*                6,784        357
                                             --------
                                                2,786
                                             --------
COMPUTER SERVICES & SOFTWARE -- 3.8%
Electronics For Imaging Inc.*       50,343      1,338
JDA Software Group, Inc.*           83,349      1,148
Lawson Software, Inc.*             223,853      1,654
Parametric Technology, Corp.*       96,488      1,739
The Bisys Group, Inc.*              42,281        546
Transactions Systems
  Architects, Inc.*                 17,584        572
Witness Systems, Inc.*              20,954        367
                                             --------
                                                7,364
                                             --------
CONSULTING SERVICES --  0.5%
Hewitt Associates, Inc.             15,454        398
MAXIMUS, Inc.                       20,341        626
                                             --------
                                                1,024
                                             --------
CONSUMER PRODUCTS -- 1.8%
Fossil, Inc.*                       61,051      1,379
Playtex Products, Inc.*             99,807      1,436
Prestige Brands Holdings, Inc.*     28,589        372
Select Comfort Corp.*               23,368        406
                                             --------
                                                3,593
                                             --------
COSMETICS & TOILETRIES -- 0.8%
Elizabeth Arden, Inc.*              79,244      1,510
                                             --------
DATA PROCESSING MANAGEMENT -- 0.3%
Intermec, Inc.*                     26,119        634
                                             --------


PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
SMALL CAP VALUE FUND

                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
-----------------------------------------------------


DISTRIBUTION SERVICES -- 1.3%
NuCo2, Inc.*                        17,381   $    427
Owens & Minor, Inc.                 28,281        885
Watsco, Inc.                        28,071      1,324
                                             --------
                                                2,636
                                             --------
DIVERSIFIED OPERATIONS -- 0.3%
Actuant Corp.                        8,764        418
Lydall, Inc.*                       20,151        217
                                             --------
                                                  635
                                             --------
EDUCATION -- 0.3%
ITT Educational Services, Inc.*      8,830        586
                                             --------
ELECTRONIC COMPONENTS & SEMICONDUCTORS -- 5.4%
Aeroflex, Inc*                      11,949        140
ATMI, Inc.*                         27,893        851
Belden CDT Inc.                     31,611      1,236
Brooks Automation, Inc.*            87,269      1,257
CyberOptics Corp.*                  14,046        178
Emulex Corp.*                       93,102      1,816
Entegris, Inc.*                     52,867        572
Formfactor, Inc.*                   12,697        473
Franklin Electric Co., Inc.         11,005        566
Integrated Device Technology,
  Inc.*#                            85,556      1,324
IPG Photonics Corp.                  3,697         89
ON Semiconductor Corp.*#            18,262        138
Semtech Corp.                       36,337        475
Tessera Technologies, Inc.*         35,043      1,414
                                             --------
                                               10,529
                                             --------
ENERGY RESOURCES & SERVICES -- 5.2%
Baldor Electric Co.                 10,789        361
Cleco Corp.                         41,837      1,056
Comfort Systems USA, Inc.           68,739        869
Dynegy Inc. -- Class A*             31,805        230
El Paso Electric Co.*              106,877      2,605
Empire District Electric Co.         2,342         58
Graftech International Ltd.*       161,821      1,120
ITC Holdings Corp.                   3,269        130
MGE Energy, Inc.                     4,790        175
Sierra Pacific Resources*           68,498      1,153
South Jersey Industries, Inc.       30,495      1,018
Unisource Energy Corp.               9,796        357
Westar Energy, Inc.                 41,142      1,068
                                             --------
                                               10,200
                                             --------
ENTERTAINMENT & LEISURE -- 0.5%
K2, Inc.*                           78,182      1,031
                                             --------
FINANCE -- 3.8%
Accredited Home Lenders Holding
  Co.*#                             64,266      1,753
Affiliated Managers Group,
  Inc.*#                             7,110        748
Apollo Investment Corp.             20,618        462
Financial Federal Corp.             53,628      1,577
First Niagara Financial Group,
  Inc.                              61,298        911
Knight Capital Group*               28,288        542
Macquarie Infrastucture Co.         23,014        817
Technology Investment Capital
  Corp.                             43,076        695
                                             --------
                                                7,505
                                             --------
FOOD & BEVERAGES -- 1.0%
Nash Finch Co.                      22,497        614
RARE Hospitality International,
  Inc.*                             33,865      1,115
Sanderson Farms, Inc.                5,818        176
                                             --------
                                                1,905
                                             --------
HEALTHCARE -- 0.4%
Cardiac Science Corp.*              98,468        795
                                             --------
HOTELS & GAMING -- 1.0%
Aztar Corp.*                        10,598        577
Boyd Gaming Corp.#                  22,756      1,031
Isle of Capri Casinos, Inc.*        14,505        385
                                             --------
                                                1,993
                                             --------
HUMAN RESOURCES -- 0.3%
Resources Connection, Inc.*         21,939        699
                                             --------
INDUSTRIAL -- 0.6%
Infrasource Services, Inc.*         30,162        657
Tennant Co.                         16,723        485
                                             --------
                                                1,142
                                             --------
INSTRUMENTS -- CONTROLS -- 0.8%
PerkinElmer, Inc.                   69,579      1,547
                                             --------
INSURANCE -- 4.4%
American Equity Investment Life
  Holdings Co.                     101,745      1,326
Aspen Insurance Holdings, Ltd.      27,169        716
Donegal Group, Inc.                 24,661        483
National Atlantic Holdings
  Corp.*                            25,086        293
NYMAGIC, Inc.                       14,078        515
ProAssurance Corp.*                 28,122      1,404
ProCentury Corp.                    56,948      1,054
RLI Corp.                           21,023      1,186
StanCorp Financial Group, Inc.      18,566        836
The Navigators Group, Inc.*         17,606        848
                                             --------
                                                8,661
                                             --------
MACHINERY & HEAVY EQUIPMENT -- 0.5%
Applied Industrial
  Technologies, Inc.                19,609        516
MTS Systems Corp.                   11,736        453
                                             --------
                                                  969
                                             --------
MANUFACTURING -- 0.3%
Hydril Co.*                          6,093        458
Trex Company, Inc.*#                 3,372         77
                                             --------
                                                  535
                                             --------
MEDICAL PRODUCTS -- 0.8%
American Medical Systems
  Holdings, Inc.*                   76,957      1,425
Greatbatch, Inc.*                    5,007        135
                                             --------
                                                1,560
                                             --------
MEDICAL SERVICES & EQUIPMENT -- 0.6%
Symmetry Medical, Inc.*             80,305      1,111
                                             --------
METAL COMPONENTS & PRODUCTS -- 1.8%
Commercial Metals Co.               47,471      1,225
Mueller Industries, Inc.            34,116      1,081
Olympic Steel, Inc.                 18,687        415
Rbc Bearings, Inc.*                 29,171        836
                                             --------
                                                3,557
                                             --------


PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
SMALL CAP VALUE FUND

                                 NUMBER OF     VALUE
                                   SHARES     (000)+
------------------------------------------------------

COMMON STOCKS -- (CONTINUED)
-----------------------------------------------------


OIL & GAS -- 4.7%
Geomet, Inc.*                       45,033   $    468
Northwest Natural Gas Co.           29,389      1,247
Oil States International, Inc.*     44,489      1,434
Parallel Petroleum Corp.*           60,057      1,055
Range Resources Corp.               50,778      1,394
SEMCO Energy, Inc.*                 28,344        173
Southwest Gas Corp.                 22,198        852
Vectren Corp.                        3,180         90
W-H Energy Services, Inc.*          17,313        843
Williams Partners LP                40,532      1,569
                                             --------
                                                9,125
                                             --------
PAPER & RELATED PRODUCTS -- 0.6%
Caraustar Industries, Inc.*        139,750      1,131
                                             --------
PHARMACEUTICALS -- 0.8%
Medarex, Inc.*                      84,656      1,252
Salix Pharmaceuticals Ltd.*         31,438        383
                                             --------
                                                1,635
                                             --------
RESTAURANTS -- 2.0%
Applebee's International, Inc.#     22,227        548
California Pizza Kitchen, Inc.*     30,526      1,017
CEC Entertainment, Inc.*            32,622      1,313
Ruby Tuesday, Inc.                  13,426        369
The Steak N Shake Co.*              35,659        628
                                             --------
                                                3,875
                                             --------
RETAIL -- 3.0%
Aaron Rents, Inc.#                  33,890        976
Big Lots, Inc.*#                    61,226      1,403
Casey's General Stores, Inc.        52,245      1,230
Charming Shoppes, Inc.*             75,667      1,024
Christopher & Banks, Corp.          10,050        188
Gymboree Corp.*                     14,705        561
Hot Topic, Inc.*                    25,941        346
Sharper Image Corp.*#                6,272         58
                                             --------
                                                5,786
                                             --------
SERVICES -- COMMERCIAL -- 1.5%
Kanbay International Inc.*          17,495        503
Providence Service Corp.*           37,776        949
School Specialty, Inc.*             23,144        868
Unifirst Corp.                      15,643        601
                                             --------
                                                2,921
                                             --------
TELECOMMUNICATIONS -- 2.5%
Andrew Corp.*                       39,451        403
Dobson Communications Corp.*       166,626      1,451
Knology, Inc.*                      28,346        302
Premiere Global Services, Inc.*    147,426      1,392
Tekelec*                            85,047      1,261
                                             --------
                                                4,809
                                             --------
TEXTILES & APPAREL -- 0.7%
G & K Services, Inc.                15,385        598
K-Swiss, Inc.#                      24,590        756
                                             --------
                                                1,354
                                             --------
TRANSPORTATION & RELATED SERVICES -- 0.9%
AirTran Holdings, Inc.*#            51,438        604
Forward Air Corp.                   17,706        512
Heartland Express, Inc.             44,905        675
                                             --------
                                                1,791
                                             --------
WASTE MANAGEMENT -- 0.8%
Waste Connections, Inc.*            36,004      1,496
                                             --------
TOTAL COMMON STOCKS
(COST $136,560)                               157,799
                                             --------

------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 9.9%
------------------------------------------------------

APARTMENTS -- 0.4%
American Campus Communities,
  Inc.                              30,751        875
                                             --------
BUILDING & REAL ESTATE -- 0.4%
Digital Realty Trust, Inc.          23,703        811
                                             --------
DIVERSIFIED OPERATIONS -- 1.2%
Entertainment Properties Trust      20,571      1,202
Lexington Realty Trust#             52,099      1,169
                                             --------
                                                2,371
                                             --------
FINANCE -- 2.1%
Commercial Net Lease Realty#        52,783      1,211
MFA Mortgage Investments, Inc.     145,682      1,120
RAIT Financial Trust                49,119      1,694
                                             --------
                                                4,025
                                             --------
HEATHCARE --  1.1%
Cogdell Spencer, Inc.               22,051        474
Omega Healthcare Investors,
  Inc.                              89,886      1,593
                                             --------
                                                2,067
                                             --------
HOTELS & RESORTS --  0.4%
Lasalle Hotel Properties            18,261        837
                                             --------
LOCAL RETAIL -- 0.4%
Arcadia Realty Trust                28,693        718
                                             --------
OFFICE PROPERTY -- 3.3%
BioMed Realty Trust, Inc.           30,436        871
Brandywine Realty Trust             45,070      1,499
Parkway Properties, Inc.            38,934      1,986
Spirit Finance Corp.               162,823      2,030
                                             --------
                                                6,386
                                             --------
REGIONAL MALLS -- 0.1%
Agree Realty Corp.                   6,916        238
                                             --------
STORAGE -- 0.5%
U-Store-It Trust                    49,465      1,017
                                             --------
TOTAL REAL ESTATE INVESTMENT
TRUSTS
(COST $15,689)                                 19,345
                                             --------

------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.2%
------------------------------------------------------
BlackRock Provident
  Institutional
  Funds -- TempCash              2,166,062      2,166
RBB Sansom Street Fund Money
  Market Portfolio               2,166,061      2,166
                                             --------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,332)                                   4,332
                                             --------


PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
SMALL CAP VALUE FUND


                                     PAR      VALUE
                                    (000)    (000)+
-----------------------------------------------------


SECURITIES LENDING COLLATERAL -- 7.3%
-----------------------------------------------------
Bank of Montreal Time Deposit
  5.25%, 01/02/2007                $ $161   $    161
Bear Stearns Variable Rate
  Commercial Paper
  5.382%, 01/02/2007                2,201      2,201
CIBC Yankee Certificate of
  Deposit
  5.32%, 01/29/2007                   517        517
Deutsche Bank Trade Bank
  4.75%, 01/02/2007                   687        687
Institutional Money Market Trust
  5.302%, 01/02/2007                9,039      9,039
IXIS Time Deposit
  5.30%, 01/02/2007                   643        643
National Bank of Canada Time
  Deposit
  5.32%, 01/02/2007                   162        162
Tango Financial Corp Floating
  Rate Note
  5.32%, 01/29/2007                   776        776
                                            --------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $14,186)                                14,186
                                            --------
TOTAL INVESTMENTS -- 100.0%
(COST $170,767)                             $195,662
                                            ========




----------------------
+ See Note 1 to Financial Statements.
* Non-income producing security.
# Security position is either entirely or partially on loan.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
INTERNATIONAL EQUITY FUND




                                  NUMBER OF     VALUE
                                   SHARES      (000)+
-------------------------------------------------------



COMMON STOCKS -- 86.8%
-------------------------------------------------------

AUSTRALIA -- 6.8%
Aristocrat Leisure Ltd.             375,752   $  4,698
Australia & New Zealand Banking
  Group Ltd.                        173,300      3,847
Macquarie Bank Ltd.                  17,400      1,082
Westfield Group                     314,774      5,203
Westfield Group                      10,220        168
Woolworths Ltd.                     316,610      5,964
                                              --------
                                                20,962
                                              --------
BELGIUM -- 2.9%
Colruyt NV                           18,925      4,038
InBev NV*                            74,600      4,909
                                              --------
                                                 8,947
                                              --------
BRAZIL -- 2.5%
Banco Itau Holding Financeira
  S.A. ADR#                         124,850      4,513
Souza Cruz S.A.                     185,600      3,305
                                              --------
                                                 7,818
                                              --------
FRANCE -- 2.4%
M6 Metropole Television              94,900      3,386
Total S.A.                           56,700      4,080
                                              --------
                                                 7,466
                                              --------
INDIA -- 4.4%
Bharat Heavy Electricals Ltd.        62,400      3,232
HDFC Bank Ltd.                       41,200        989
HDFC Bank Ltd. ADR#                 112,350      8,480
Housing Development Finance
  Corporation Ltd.                   24,500        898
                                              --------
                                                13,599
                                              --------
IRELAND -- 5.9%
Allied Irish Banks Plc              128,600      3,817
Anglo Irish Bank Corp. Plc          325,313      6,698
Anglo Irish Bank Corp. Plc          377,353      7,814
                                              --------
                                                18,329
                                              --------
JAPAN -- 5.1%
Daito Trust Construction Co.
  Ltd.                               77,200      3,544
Millea Holdings, Inc.               159,500      5,649
Toyota Motor Corp.                   99,000      6,626
                                              --------
                                                15,819
                                              --------
KOREA -- 3.1%
Kangwon Land, Inc.                  143,500      3,109
KT&G Corp.                           50,100      3,044
S1 Corp.                             76,996      3,578
                                              --------
                                                 9,731
                                              --------
MEXICO -- 4.3%
America Movil S.A.B. de C.V.
  ADR Series L                      109,500      4,952
America Telecom, S.A. DE C.V.*      134,600      1,220
Grupo Modelo, S.A. de C.V.
  Series C                        1,320,500      7,333
                                              --------
                                                13,505
                                              --------
NETHERLANDS ANTILLES -- 1.9%
TNT Post Group NV                   137,300      5,902
                                              --------

NORWAY -- 1.4%
Orkla ASA                            78,400      4,421
                                              --------
SOUTH AFRICA -- 1.9%
Remgro Ltd.                         231,300      5,853
                                              --------
SPAIN -- 10.2%
Banco Bilbao Vizcaya
  Argentaria, S.A.                  595,800     14,314
Enagas                              353,200      8,210
Red Electrica de Espana             215,068      9,208
                                              --------
                                                31,732
                                              --------
SWITZERLAND -- 10.8%
Kuehne & Nagel International AG     100,875      7,328
Lindt & Spruengli AG                    688      1,695
Nestle AG                            19,065      6,762
Novartis AG ADR                      98,400      5,652
Roche Holding AG                     61,200     10,950
UBS AG                               19,500      1,180
                                              --------
                                                33,567
                                              --------
TAIWAN -- 1.3%
Taiwan Semiconductor
  Manufacturing Co. Ltd. ADR        375,685      4,106
                                              --------
UNITED KINGDOM -- 21.9%
Barratt Developments Plc            122,900      2,963
British American Tobacco Plc        503,899     14,110
Diageo Plc                          426,123      8,372
Imperial Tobacco Group Plc          233,150      9,176
Northern Rock Plc                   217,700      5,005
Reckitt Benckiser Plc               130,839      5,968
Royal Bank of Scotland Group
  Plc                               188,343      7,330
Tesco Plc                         1,922,486     15,192
                                              --------
                                                68,116
                                              --------
TOTAL COMMON STOCK
(COST $186,803)                                269,873
                                              --------


-------------------------------------------------------
WARRANTS -- 1.8%
-------------------------------------------------------
CLSA Financial -- CW10 Bharti
  Televentures*                     354,500      5,049
CLSA Financial -- CW10 HDFC
  Bank Ltd.*                         21,710        524
                                              --------
TOTAL WARRANTS
(COST $4,211)                                    5,573
                                              --------


-------------------------------------------------------
SHORT TERM INVESTMENTS -- 7.5%
-------------------------------------------------------
BlackRock Provident
  Institutional
  Funds -- TempCash              11,719,469     11,720
BlackRock Provident
  Institutional
  Funds -- TempFund              11,719,470     11,719
                                              --------
TOTAL SHORT TERM INVESTMENTS
(COST $23,439)                                  23,439
                                              --------





                                     PAR
                                    (000)
------------------------------------------------------


SECURITIES LENDING COLLATERAL -- 3.9%
------------------------------------------------------
Bank of Montreal Time Deposit
  5.25 %, 01/02/2007               $   186        186
Deutsche Bank Time Deposit
  4.75 %, 01/02/2007                   547        547
Institutional Money Market Trust
  5.302 %, 01/02/2007               10,402     10,402

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
INTERNATIONAL EQUITY FUND

                                     PAR       VALUE
                                    (000)     (000)+
------------------------------------------------------

SECURITIES LENDING COLLATERAL -- (CONTINUED)
-----------------------------------------------------


IXIS Time Deposit
  5.30 %, 01/02/2007               $   740   $    740
National Bank of Canada Time
  Deposit
  5.32 %, 01/02/2007                   186        186
                                             --------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $12,061)                                 12,061
                                             --------
TOTAL INVESTMENTS -- 100.0%
(COST $226,514)                              $310,946
                                             ========




----------------------
+ See Note 1 to Financial Statements.
* Non-income producing security.
# Security position is either entirely or partially on loan.
ADR -- American Depository Receipt



COMMON STOCKS                   % OF MARKET     VALUE
INDUSTRY DIVERSIFICATION           VALUE       (000'S)

-------------------------------------------------------

-------------------------------------------------------


Automobiles & Related                2.5%     $  6,626
Banking                             23.7%       63,888
Broadcast/Media                      1.3%        3,385
Building & Real Estate               4.4%       11,879
Consumer Products                   14.5%       39,181
Diversified Operations               3.8%       10,274
Electronic Components &
  Semiconductors                     2.7%        7,338
Energy Resources & Services          6.5%       17,419
Finance                              0.8%        2,078
Food & Beverages                    10.8%       29,072
Hotels & Gaming                      1.1%        3,109
Insurance                            2.1%        5,649
Manufacturing                        1.7%        4,698
Oil & Gas                            1.5%        4,080
Pharmaceuticals                      6.1%       16,602
Retail                               9.3%       25,194
Telecommunications                   2.3%        6,171
Transportation & Related
  Services                           4.9%       13,230
                                ----------------------
                                   100.0%     $269,873
                                ======================




The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
REIT FUND




                                 NUMBER OF    VALUE
                                   SHARES     (000)+
-----------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) -- 74.9%
-----------------------------------------------------
APARTMENTS -- 16.1%
Archstone-Smith Trust              58,026    $$3,378
Avalonbay Communities, Inc.        24,000      3,121
BRE Properties, Inc.               24,600      1,599
Camden Property Trust              17,600      1,300
Equity Residential Properties
  Trust#                           60,900      3,091
GMH Communities Trust              67,800        688
United Dominion Realty Trust,
  Inc.                             59,200      1,882
                                             -------
                                              15,059
                                             -------
DIVERSIFIED OPERATIONS -- 4.9%
Vornado Realty Trust#              37,900      4,605
                                             -------
HOTELS & RESORTS -- 6.6%
DiamondRock Hospitality Co.         1,200         22
Host Hotels & Resorts, Inc.#      136,869      3,360
Lasalle Hotel Properties           24,152      1,107
Starwood Hotels & Resorts
  Worldwide, Inc.#                 13,400        838
Sunstone Hotel Investors Inc.      30,500        815
                                             -------
                                               6,142
                                             -------
INDUSTRIAL -- 5.2%
Eastgroup Properties, Inc.         18,300        980
Prologis                           64,200      3,901
                                             -------
                                               4,881
                                             -------
MANUFACTURED HOMES -- 0.8%
Equity Lifestyle Properties,
  Inc.                             13,700        746
                                             -------
MIXED INDUSTRIAL/OFFICE -- 2.7%
Digital Realty Trust, Inc.         40,400      1,383
PS Business Parks, Inc.            15,800      1,117
                                             -------
                                               2,500
                                             -------
OFFICE PROPERTY -- 13.7%
Alexandria Real Estate Equities
  Inc.                             21,200      2,128
Boston Properties, Inc.#           29,800      3,334
Corporate Office Properties
  Trust#                           34,000      1,716
Kilroy Realty Corp.                16,100      1,256
Mack-Cali Realty Corp.             27,000      1,377
SL Green Realty Corp.#             22,500      2,988
                                             -------
                                              12,799
                                             -------
REGIONAL MALLS -- 11.2%
Simon Property Group, Inc.#        65,100      6,594
Taubman Centers, Inc.              32,400      1,648
The Maceroch Company               26,300      2,277
                                             -------
                                              10,519
                                             -------
SELF-STORAGE -- 4.0%
Public Storage, Inc.               29,515      2,878
U-Store-It Trust                   40,200        826
                                             -------
                                               3,704
                                             -------
STRIP CENTERS -- 9.7%
Developers Diversified Realty
  Corp.                            36,900      2,323
Federal Realty Investment Trust    20,200      1,717
Kimco Realty Corp.                 58,800      2,643
Regency Centers Corp.              30,900      2,415
                                             -------
                                               9,098
                                             -------

TOTAL REAL ESTATE INVESTMENT
TRUSTS
(COST $54,362)                                70,053
                                             -------

-----------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.9%
-----------------------------------------------------
BlackRock Provident
  Institutional Funds --
  TempCash                        909,851        910
BlackRock Provident
  Institutional Funds --
  TempFund                        909,853        910
                                             -------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,820)                                  1,820
                                             -------





                                     PAR
                                    (000)
-----------------------------------------------------


SECURITIES LENDING COLLATERAL -- 23.2%
-----------------------------------------------------
Bear Stearns Variable Rate
  Commercial Paper
  5.38%, 01/02/2007                $ 1,086     1,086
Bank of Montreal Time Deposit
  5.25%, 01/02/2007                    167       167
Deutsche Bank Time Deposit
  4.75%, 01/02/2007                    547       547
Institutional Money Market Trust
  5.302%, 01/02/2007                19,085    19,085
IXIS Time Deposit
  5.30%, 01/02/2007                    666       666
National Bank of Canada Time
  Deposit
  5.32%, 01/02/2007                    167       167
                                             -------
TOTAL SECURITIES LENDING
COLLATERAL
(COST $21,718)                                21,718
                                             -------
TOTAL INVESTMENTS -- 100.0%
(COST $77,900)                               $93,591
                                             =======




----------------------
+ See Note 1 to Financial Statements.
# Security position is either entirely or partially on loan.

The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

--------------------------------------------------------------------------------



                                                              LIMITED                  HIGH
                                                  MONEY      MATURITY     QUALITY      YIELD
                                                 MARKET        BOND        BOND        BOND
                                                  FUND         FUND        FUND        FUND
                                                --------     --------    --------    --------


ASSETS
  Investments at value (including $0,
     $5,355, $35,747 and $0
     of securities on loan, respectively)...    $ 78,231     $ 47,844    $194,915    $ 86,589
  Interest, dividends and reclaims
     receivable.............................         761          211       1,095       1,563
  Receivable for capital stock sold.........         332          302       1,247         172
  Other assets..............................           2            1           5           3
                                                --- ----     --- ----    --- ----    --- ----
       Total Assets.........................      79,326       48,358     197,262      88,327
                                                --- ----     --- ----    --- ----    --- ----

LIABILITIES
  Obligation to return securities lending
     collateral.............................          --        5,455      36,461          --
  Payable for investment securities
     purchased..............................       2,916           --          --          24
  Payable to the investment adviser.........          13           11          45          37
  Payable to The Penn Mutual Life Insurance
     Co. ...................................          29           15          59          33
  Other liabilities.........................          18           10          27          30
                                                --- ----     --- ----    --- ----    --- ----
       Total Liabilities....................       2,976        5,491      36,592         124
                                                --- ----     --- ----    --- ----    --- ----
NET ASSETS (NOTE 8).........................    $ 76,350     $ 42,867    $160,670    $ 88,203
                                                === ====     === ====    === ====    === ====
Shares outstanding, $0.10 par value, 500         76,347-
  million shares authorized.................        ,852
                                                === ====
Shares outstanding, $0.10 par value, 250                                  15,585-     11,199-
  million shares authorized.................                                 ,288        ,945
                                                                         === ====    === ====
Shares outstanding, $0.0001 par value, 250                    4,170,-
  million shares authorized.................                      039
                                                             === ====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE................    $   1.00     $  10.28    $  10.31    $   7.88
                                                === ====     === ====    === ====    === ====
Investments at cost.........................    $ 78,231     $ 47,749    $194,031    $ 84,548

                                                                           LARGE       LARGE
                                                FLEXIBLY      GROWTH        CAP         CAP
                                                 MANAGED       STOCK       VALUE      GROWTH
                                                  FUND         FUND        FUND        FUND
                                                --------     --------    --------    --------

ASSETS
  Investments at value (including $237,707,
     $27,738, $64,126 and $7,534                $1,565,-
     of securities on loan, respectively)...         655     $161,193    $299,880    $ 37,578
  Interest, dividends and reclaims
     receivable.............................       4,059          165         389          37
  Receivable for investment securities
     sold...................................      11,333           48       1,791          --
  Receivable for capital stock sold.........         771          146           4         198
  Other assets..............................          43            5           8           1
                                                --- ----     --- ----    --- ----    --- ----
                                                 1,581,-
       Total Assets.........................         861      161,557     302,072      37,814
                                                --- ----     --- ----    --- ----    --- ----

LIABILITIES
  Obligation to return securities lending
     collateral.............................     246,509       28,623      66,335       7,799
  Payable for investment securities
     purchased..............................       3,045          403       1,163          --
  Payable for capital stock redeemed........          16            8          61          --
  Payable to the investment adviser.........         673           71         120          14
  Payable to The Penn Mutual Life Insurance
     Co. ...................................         487           49          88          11
  Other liabilities.........................         154           32          36           8
                                                --- ----     --- ----    --- ----    --- ----
       Total Liabilities....................     250,884       29,186      67,803       7,832
                                                --- ----     --- ----    --- ----    --- ----
                                                $1,330,-
NET ASSETS (NOTE 8).........................         977     $132,371    $234,269    $ 29,982
                                                === ====     === ====    === ====    === ====
Shares outstanding, $0.10 par value, 250         52,981-      9,017,-     11,952-
  million shares authorized.................        ,476          927        ,276
                                                === ====     === ====    === ====
Shares outstanding, $0.0001 par value, 250                                            2,714,-
  million shares authorized.................                                              047
                                                                                     === ====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE................    $  25.12     $  14.68    $  19.60    $  11.05
                                                === ====     === ====    === ====    === ====
                                                $1,384,-
Investments at cost.........................         033     $139,904    $260,904    $ 34,837



The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                                                     STRATEG-
                                                   INDEX      MID CAP     MID CAP       IC
                                                    500       GROWTH       VALUE       VALUE
                                                   FUND        FUND        FUND        FUND
                                                 --------    --------    --------    --------


ASSETS
  Investments at value (including $49,119,
     $25,261, $36,389 and $9,334
     of securities on loan, respectively)....    $300,717    $111,857    $162,586    $ 53,581
  Interest, dividends and reclaims
     receivable..............................         356          38         117          63
  Receivable for investment securities sold..          39         355       1,309          --
  Receivable for capital stock sold..........         164          18           6          16
  Other assets...............................          12           3           4           2
                                                 --- ----    --- ----    --- ----    --- ----
       Total Assets..........................     301,288     112,271     164,022      53,662
                                                 --- ----    --- ----    --- ----    --- ----

LIABILITIES
  Obligation to return securities lending
     collateral..............................      50,874      26,237      37,875       9,816
  Payable for investment securities
     purchased...............................          --         463          62          12
  Payable for capital stock redeemed.........          72          59         592         163
  Future variation margin payable............          11          --          --          --
  Payable to the investment adviser..........          15          52          60          27
  Payable to The Penn Mutual Life Insurance
     Co. ....................................          87          25          47          16
  Other liabilities..........................          55          21          24          12
                                                 --- ----    --- ----    --- ----    --- ----
       Total Liabilities.....................      51,114      26,857      38,660      10,046
                                                 --- ----    --- ----    --- ----    --- ----
NET ASSETS (NOTE 8)..........................    $250,174    $ 85,414    $125,362    $ 43,616
                                                 === ====    === ====    === ====    === ====
Shares outstanding, $0.0001 par value, 250        25,574-     10,084-     9,224,-     3,296,-
  million shares authorized..................        ,989        ,258         533         859
                                                 === ====    === ====    === ====    === ====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE.................    $   9.78    $   8.47    $  13.59    $  13.23
                                                 === ====    === ====    === ====    === ====
  Investments at cost........................    $275,537    $100,045    $146,566    $ 46,532

                                                   SMALL       SMALL     INTERNA-
                                                    CAP         CAP       TIONAL
                                                  GROWTH       VALUE      EQUITY       REIT
                                                   FUND        FUND        FUND        FUND
                                                 --------    --------    --------    --------

ASSETS
  Investments at value (including $10,235,
     $13,575, $11,494 and $21,132
     of securities on loan, respectively)....    $116,109    $195,662    $310,946    $ 93,591
  Interest, dividends and reclaims
     receivable..............................          54         248         365         443
  Receivable for investment securities sold..       1,043         919          --         329
  Receivable for capital stock sold..........         355          68         176          38
  Net unrealized appreciation of forward
     foreign currency contracts..............          --          --         962          --
  Other assets...............................           4           6          11           2
                                                 --- ----    --- ----    --- ----    --- ----
       Total Assets..........................     117,565     196,903     312,460      94,403
                                                 --- ----    --- ----    --- ----    --- ----

LIABILITIES
  Obligation to return securities lending
     collateral..............................      10,684      14,186      12,061      21,718
  Payable for investment securities
     purchased...............................         374         220       3,346         634
  Payable for capital stock redeemed.........          --         108       1,065         180
  Payable to the investment adviser..........          67         141         211          42
  Payable to The Penn Mutual Life Insurance
     Co. ....................................          41          68         105          26
  Net unrealized depreciation of forward
     foreign currency contracts..............          --          --       1,114          --
  Other liabilities..........................          19          38          59          13
                                                 --- ----    --- ----    --- ----    --- ----
       Total Liabilities.....................      11,185      14,761      17,961      22,613
                                                 --- ----    --- ----    --- ----    --- ----
NET ASSETS (NOTE 8)..........................    $106,380    $182,142    $294,499    $ 71,790
                                                 === ====    === ====    === ====    === ====
Shares outstanding, $0.10 par value, 250          5,295,-     10,293-     12,137-
  million shares authorized..................         905        ,127        ,121
                                                 === ====    === ====    === ====
Shares outstanding, $0.0001 par value, 250                                            3,967,-
  million shares authorized..................                                             092
                                                                                     === ====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE.................    $  20.09    $  17.70    $  24.27    $  18.10
                                                 === ====    === ====    === ====    === ====
  Investments at cost........................    $100,581    $170,767    $226,514    $ 77,900



The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------



                                                              LIMITED                  HIGH
                                                   MONEY     MATURITY     QUALITY      YIELD
                                                  MARKET       BOND        BOND        BOND
                                                   FUND        FUND        FUND        FUND
                                                 --------    --------    --------    --------


INVESTMENT INCOME
  Dividends..................................         --          --          --      $  127
  Interest...................................     $3,858      $2,042      $7,746       6,499
  Income from securities lending.............         --          20          73          --
  Foreign tax withheld.......................         --          --          --          (1)
                                                  ------      ------      ------      ------
       Total Investment Income...............      3,858       2,062       7,819       6,625
                                                  ------      ------      ------      ------
EXPENSES
  Investment advisory fees...................        152         137         515         427
  Administration fees........................        114          68         233         128
  Accounting fees............................         56          34         102          63
  Director fees..............................          2           2           4           2
  Custodian fees and expenses................         18          11          23          23
  Pricing fees...............................         11           9          12          47
  Other expenses.............................         30          20          60          34
                                                  ------      ------      ------      ------
       Total Expenses........................        383         281         949         724
                                                  ------      ------      ------      ------
NET INVESTMENT INCOME (LOSS).................      3,475       1,781       6,870       5,901
                                                  ------      ------      ------      ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net realized gain (loss) on investment
     transactions............................          3        (232)       (834)          9
  Net realized foreign exchange gain (loss)..         --          19          98           9
  Change in net unrealized appreciation
     (depreciation) of investments, futures
     contracts and foreign currency..........         --         226       1,518       2,224
                                                  ------      ------      ------      ------
NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
  FOREIGN CURRENCY...........................          3          13         782       2,242
                                                  ------      ------      ------      ------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................     $3,478      $1,794      $7,652      $8,143
                                                  ======      ======      ======      ======






                                                                           LARGE       LARGE
                                                 FLEXIBLY     GROWTH        CAP         CAP
                                                  MANAGED      STOCK       VALUE      GROWTH
                                                   FUND        FUND        FUND        FUND
                                                 --------    --------    --------    --------


INVESTMENT INCOME
  Dividends..................................    $ 21,745     $ 1,456     $ 4,619      $309
  Interest...................................      13,823         147         391        36
  Income from securities lending.............         218          30          44         2
  Foreign tax withheld.......................        (116)        (53)        (26)       --
                                                 --- ----     -------     -------      ----
       Total Investment Income...............      35,670       1,580       5,028       347
                                                 --- ----     -------     -------      ----
EXPENSES
  Investment advisory fees...................       7,149         746       1,348       157
  Administration fees........................       1,787         174         337        43
  Accounting fees............................         382          82         136        27
  Director fees..............................          32           3           6         1
  Custodian fees and expenses................         144          46          49         7
  Pricing fees...............................          20          27          10         5
  Other expenses.............................         440          43          87        12
                                                 --- ----     -------     -------      ----
       Total Expenses........................       9,954       1,121       1,973       252
       Less: Fees paid indirectly............          59           4          16         6
                                                 --- ----     -------     -------      ----
          Net Expenses.......................       9,895       1,117       1,957       246
                                                 --- ----     -------     -------      ----
NET INVESTMENT INCOME (LOSS).................      25,775         463       3,071       101
                                                 --- ----     -------     -------      ----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net realized gain (loss) on investment
     transactions............................     165,638       5,446      13,472       392
  Net realized foreign exchange gain (loss)..         (26)        (36)         --        --
  Change in net unrealized appreciation
     (depreciation) of investments, futures
     contracts and foreign currency..........     (18,295)      9,171      21,099       506
                                                 --- ----     -------     -------      ----
NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
  FOREIGN CURRENCY...........................     147,215      14,581      34,571       898
                                                 --- ----     -------     -------      ----
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................    $173,092     $15,044     $37,642      $999
                                                 === ====     =======     =======      ====




The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                     STRATEG-
                                                   INDEX      MID CAP     MID CAP       IC
                                                    500       GROWTH       VALUE       VALUE
                                                   FUND        FUND        FUND        FUND
                                                 --------    --------    --------    --------


INVESTMENT INCOME
  Dividends..................................     $ 4,455     $   659     $ 1,832     $   625
  Interest...................................         136          50          90          73
  Income from securities lending.............          38          37          44           3
  Foreign tax withheld.......................          --          --          (9)         (1)
                                                  -------     -------     -------     -------
       Total Investment Income...............       4,629         746       1,957         700
                                                  -------     -------     -------     -------
EXPENSES
  Investment advisory fees...................         166         601         663         310
  Administration fees........................         355         129         181          65
  Accounting fees............................         142          64          84          32
  Director fees..............................           7           2           3           1
  Custodian fees and expenses................          63          39          33          30
  Pricing fees...............................          24           8           7           6
  Other expenses.............................         111          33          46          18
                                                  -------     -------     -------     -------
       Total Expenses........................         868         876       1,017         462
       Less: Expense waivers.................          39          17          --          --
       Less: Fees paid indirectly............          --          32          45           4
                                                  -------     -------     -------     -------
          Net Expenses.......................         829         827         972         458
                                                  -------     -------     -------     -------
NET INVESTMENT INCOME (LOSS).................       3,800         (81)        985         242
                                                  -------     -------     -------     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net realized gain (loss) on investment
     transactions............................      (3,527)      7,823       8,489       3,610
  Change in net unrealized appreciation
     (depreciation) of investments, futures
     contracts and foreign currency..........      33,685      (2,600)      3,265         922
                                                  -------     -------     -------     -------
NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
  FOREIGN CURRENCY...........................      30,158       5,223      11,754       4,532
                                                  -------     -------     -------     -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................     $33,958     $ 5,142     $12,739     $ 4,774
                                                  =======     =======     =======     =======

                                                   SMALL       SMALL     INTERNA-
                                                    CAP         CAP       TIONAL
                                                  GROWTH       VALUE      EQUITY       REIT
                                                   FUND        FUND        FUND        FUND
                                                 --------    --------    --------    --------

INVESTMENT INCOME
  Dividends..................................     $   567     $ 2,081     $ 5,907     $ 1,377
  Interest...................................          56         296         203          64
  Income from securities lending.............         229          39           4           3
  Foreign tax withheld.......................          --          --        (536)         (5)
                                                  -------     -------     -------     -------
       Total Investment Income...............         852       2,416       5,578       1,439
                                                  -------     -------     -------     -------
EXPENSES
  Investment advisory fees...................         834       1,439       2,071         394
  Administration fees........................         171         254         365          85
  Accounting fees............................          81         109         170          42
  Director fees..............................           3           5           6           1
  Custodian fees and expenses................          20          53         199          13
  Pricing fees...............................           8          13          34           5
  Other expenses.............................          45          66          88          21
                                                  -------     -------     -------     -------
       Total Expenses........................       1,162       1,939       2,933         561
       Less: Fees paid indirectly............          --          --          41          --
                                                  -------     -------     -------     -------
          Net Expenses.......................       1,162       1,939       2,892         561
                                                  -------     -------     -------     -------
NET INVESTMENT INCOME (LOSS).................        (310)        477       2,686         878
                                                  -------     -------     -------     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net realized gain (loss) on investment
     transactions............................       4,036      17,237      36,426       6,265
  Net realized foreign exchange gain (loss)..          --          --      (1,203)         --
  Change in net unrealized appreciation
     (depreciation) of investments, futures
     contracts and foreign currency..........      (5,244)      9,404      26,891       8,570
                                                  -------     -------     -------     -------
NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
  FOREIGN CURRENCY...........................      (1,208)     26,641      62,114      14,835
                                                  -------     -------     -------     -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................     $(1,518)    $27,118     $64,800     $15,713
                                                  =======     =======     =======     =======




The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------



                                                                           LIMITED MATURITY
                                                                               BOND FUND
                                                   MONEY MARKET FUND     --------------------
                                                 --------------------      YEAR        YEAR
                                                   YEAR        YEAR        ENDED       ENDED
                                                   ENDED       ENDED      12/31/-     12/31/-
                                                 12/31/06    12/31/05       06          05
                                                 --------    --------    --------    --------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...............    $  3,475    $  2,092    $  1,781    $  2,021
  Net realized gain (loss) on investment
     transactions............................           3          --        (232)       (343)
  Net realized foreign exchange gain (loss)..          --          --          19          --
  Net change in unrealized appreciation
     (depreciation) of investments, futures
     contracts and foreign currency..........          --          --         226        (410)
                                                 --- ----    --- ----    --- ----    --- ----
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.............       3,478       2,092       1,794       1,268
                                                 --- ----    --- ----    --- ----    --- ----
DISTRIBUTIONS FROM:
  Net investment income......................      (3,475)     (2,092)     (1,697)     (2,306)
  Net short-term gains.......................          --          --          --          --
  Net long-term gains........................          --          --          --          --
  Return of capital..........................          --          --          --          (6)
                                                 --- ----    --- ----    --- ----    --- ----
       TOTAL DISTRIBUTIONS...................      (3,475)     (2,092)     (1,697)     (2,312)
                                                 --- ----    --- ----    --- ----    --- ----
CAPITAL SHARE TRANSACTIONS (1):
  Shares issued..............................      57,903      44,213      12,093      25,563
  Shares issued in lieu of cash
     distributions...........................       3,475       2,092       1,697       2,312
  Shares redeemed............................     (57,916)    (55,163)    (31,999)    (12,071)
                                                 --- ----    --- ----    --- ----    --- ----
     NET INCREASE (DECREASE) IN NET ASSETS
       FROM CAPITAL SHARE TRANSACTIONS.......       3,462      (8,858)    (18,209)     15,804
                                                 --- ----    --- ----    --- ----    --- ----
       TOTAL INCREASE (DECREASE).............       3,465      (8,858)    (18,112)     14,760
NET ASSETS
  Beginning of Period........................      72,885      81,743      60,979      46,219
                                                 --- ----    --- ----    --- ----    --- ----
  End of Period..............................    $ 76,350    $ 72,885    $ 42,867    $ 60,979
                                                 === ====    === ====    === ====    === ====
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)...    $     --    $     --    $    303    $     (1)
(1) SHARES ISSUED AND REDEEMED:
  Shares issued..............................      57,903      44,212       1,154       2,446
  Shares issued in lieu of cash
     distributions...........................       3,475       2,093         165         226
  Shares redeemed............................     (57,916)    (55,163)     (3,096)     (1,146)
                                                 --- ----    --- ----    --- ----    --- ----
                                                    3,462      (8,858)     (1,777)      1,526
                                                 === ====    === ====    === ====    === ====






                                                   QUALITY BOND FUND     HIGH YIELD BOND FUND
                                                 --------------------    --------------------
                                                   YEAR        YEAR        YEAR        YEAR
                                                   ENDED       ENDED       ENDED       ENDED
                                                 12/31/06    12/31/05    12/31/06    12/31/05
                                                 --------    --------    --------    --------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...............    $  6,870    $  5,809    $  5,901    $  5,994
  Net realized gain (loss) on investment
     transactions............................        (834)        984           9         691
  Net realized foreign exchange gain (loss)..          98           1           9          13
  Net change in unrealized appreciation
     (depreciation) of investments and
     contracts and foreign currency..........       1,518      (2,863)      2,224      (4,111)
                                                 --- ----    --- ----    --- ----    --- ----
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.............       7,652       3,931       8,143       2,587
                                                 --- ----    --- ----    --- ----    --- ----
DISTRIBUTIONS FROM:
  Net investment income......................      (6,033)     (6,677)     (4,917)     (5,977)
  Net short-term gains.......................          --      (1,913)         --          --
  Net long-term gains........................          --        (545)         --          --
  Return of capital..........................          --          (8)         --          --
                                                 --- ----    --- ----    --- ----    --- ----
       TOTAL DISTRIBUTIONS...................      (6,033)     (9,143)     (4,917)     (5,977)
                                                 --- ----    --- ----    --- ----    --- ----
CAPITAL SHARE TRANSACTIONS (1):
  Shares issued..............................      27,048      28,682      12,250      14,097
  Shares issued in lieu of cash
     distributions...........................       6,033       9,143       4,917       5,977
  Shares redeemed............................     (35,295)    (44,082)    (17,710)    (17,121)
                                                 --- ----    --- ----    --- ----    --- ----
     NET INCREASE (DECREASE) IN NET ASSETS
       FROM CAPITAL SHARE TRANSACTIONS.......      (2,214)     (6,257)       (543)      2,953
                                                 --- ----    --- ----    --- ----    --- ----
       TOTAL INCREASE (DECREASE).............        (595)    (11,469)      2,683        (437)
NET ASSETS
  Beginning of Period........................     161,265     172,734      85,520      85,957
                                                 --- ----    --- ----    --- ----    --- ----
  End of Period..............................    $160,670    $161,265    $ 88,203    $ 85,520
                                                 === ====    === ====    === ====    === ====
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)...    $  1,258    $     (2)   $    988    $     --
(1) SHARES ISSUED AND REDEEMED:
  Shares issued..............................       2,617       2,710       1,563       1,772
  Shares issued in lieu of cash
     distributions...........................         583         896         626         792
  Shares redeemed............................      (3,449)     (4,166)     (2,260)     (2,153)
                                                 --- ----    --- ----    --- ----    --- ----
                                                     (249)       (560)        (71)        411
                                                 === ====    === ====    === ====    === ====



The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                   FLEXIBLY MANAGED
                                                         FUND              GROWTH STOCK FUND
                                                 --------------------    --------------------
                                                   YEAR        YEAR        YEAR        YEAR
                                                   ENDED       ENDED       ENDED       ENDED
                                                 12/31/06    12/31/05    12/31/06    12/31/05
                                                 --------    --------    --------    --------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...............    $ 25,775    $ 15,474    $    463    $    150
  Net realized gain (loss) on investment
     transactions............................     165,638     101,718       5,446       3,732
  Net realized foreign exchange gain (loss)..         (26)         (4)        (36)        (51)
  Net change in unrealized appreciation
     (depreciation) of investments, futures
     contracts and foreign currency..........     (18,295)    (40,527)      9,171       2,245
                                                 --- ----    --- ----    --- ----    --- ----
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.............     173,092      76,661      15,044       6,076
                                                 --- ----    --- ----    --- ----    --- ----
DISTRIBUTIONS FROM:
  Net investment income......................     (20,747)    (15,577)       (300)       (115)
  Net short-term gains.......................      (1,908)     (6,065)         --          --
                                                  (177,6-
  Net long-term gains........................          75)    (71,601)         --          --
                                                 --- ----    --- ----    --- ----    --- ----
                                                  (200,3-
       TOTAL DISTRIBUTIONS...................          30)    (93,243)       (300)       (115)
                                                 --- ----    --- ----    --- ----    --- ----
CAPITAL SHARE TRANSACTIONS (1):
  Shares issued..............................     145,778     148,535      22,183      17,395
  Shares issued in lieu of cash
     distributions...........................     200,330      93,243         300         115
  Shares redeemed............................     (68,090)    (74,479)    (12,051)    (11,518)
                                                 --- ----    --- ----    --- ----    --- ----
     NET INCREASE (DECREASE) IN NET ASSETS
       FROM CAPITAL SHARE TRANSACTIONS.......     278,018     167,299      10,432       5,992
                                                 --- ----    --- ----    --- ----    --- ----
       TOTAL INCREASE (DECREASE).............     250,780     150,717      25,176      11,953
NET ASSETS
                                                  1,080,-
  Beginning of Period........................         197     929,480     107,195      95,242
                                                 --- ----    --- ----    --- ----    --- ----
                                                 $1,330,-    $1,080,-
  End of Period..............................         977         197    $132,371    $107,195
                                                 === ====    === ====    === ====    === ====
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)...    $  5,084    $     84    $    148    $     21
(1) SHARES ISSUED AND REDEEMED:
  Shares issued..............................       5,422       5,653       1,655       1,409
  Shares issued in lieu of cash
     distributions...........................       7,898       3,596          20           9
  Shares redeemed............................      (2,547)     (2,840)       (889)       (943)
                                                 --- ----    --- ----    --- ----    --- ----
                                                   10,773       6,409         786         475
                                                 === ====    === ====    === ====    === ====

                                                                           LARGE CAP GROWTH
                                                 LARGE CAP VALUE FUND            FUND
                                                 --------------------    --------------------
                                                   YEAR        YEAR        YEAR        YEAR
                                                   ENDED       ENDED       ENDED       ENDED
                                                 12/31/06    12/31/05    12/31/06    12/31/05
                                                 --------    --------    --------    --------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...............    $  3,071    $  2,477    $    101    $     48
  Net realized gain (loss) on investment
     transactions............................      13,472      13,398         392         235
  Net change in unrealized appreciation
     (depreciation) of investments and
     contracts and foreign currency..........      21,099      (9,686)        506         106
                                                 --- ----    --- ----    --- ----    --- ----
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.............      37,642       6,189         999         389
                                                 --- ----    --- ----    --- ----    --- ----
DISTRIBUTIONS FROM:
  Net investment income......................      (2,403)     (2,461)        (70)        (43)
  Net short-term gains.......................        (882)     (6,027)        (25)       (117)
  Net long-term gains........................     (10,005)     (8,163)       (274)        (88)
                                                 --- ----    --- ----    --- ----    --- ----
       TOTAL DISTRIBUTIONS...................     (13,290)    (16,651)       (369)       (248)
                                                 --- ----    --- ----    --- ----    --- ----
CAPITAL SHARE TRANSACTIONS (1):
  Shares issued..............................      11,420      11,586       6,823       6,389
  Shares issued in lieu of cash
     distributions...........................      13,290      16,651         369         248
  Shares redeemed............................     (30,112)    (26,937)     (5,087)     (3,603)
                                                 --- ----    --- ----    --- ----    --- ----
     NET INCREASE (DECREASE) IN NET ASSETS
       FROM CAPITAL SHARE TRANSACTIONS.......      (5,402)      1,300       2,105       3,034
                                                 --- ----    --- ----    --- ----    --- ----
       TOTAL INCREASE (DECREASE).............      18,950      (9,162)      2,735       3,175
NET ASSETS
  Beginning of Period........................     215,319     224,481      27,247      24,072
                                                 --- ----    --- ----    --- ----    --- ----
  End of Period..............................    $234,269    $215,319    $ 29,982    $ 27,247
                                                 === ====    === ====    === ====    === ====
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)...    $    691    $     22    $     40    $      8
(1) SHARES ISSUED AND REDEEMED:
  Shares issued..............................         597         642         629         611
  Shares issued in lieu of cash
     distributions...........................         679         935          33          22
  Shares redeemed............................      (1,584)     (1,483)       (473)       (344)
                                                 --- ----    --- ----    --- ----    --- ----
                                                     (308)         94         189         289
                                                 === ====    === ====    === ====    === ====



The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                    INDEX 500 FUND        MID CAP GROWTH FUND
                                                 --------------------    --------------------
                                                   YEAR        YEAR        YEAR        YEAR
                                                   ENDED       ENDED       ENDED       ENDED
                                                 12/31/06    12/31/05    12/31/06    12/31/05
                                                 --------    --------    --------    --------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...............    $  3,800    $  3,625    $    (81)    $  (310)
  Net realized gain (loss) on investment
     transactions............................      (3,527)     (7,149)      7,823       8,280
  Net change in unrealized appreciation
     (depreciation) of investments, futures
     contracts and foreign currency..........      33,685      13,294      (2,600)        861
                                                 --- ----    --- ----    --- ----     -------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.............      33,958       9,770       5,142       8,831
                                                 --- ----    --- ----    --- ----     -------
DISTRIBUTIONS FROM:
  Net investment income......................      (3,021)     (3,629)         --          --
  Net short-term gains.......................          --          --          --          --
  Net long-term gains........................          --          --          --          --

                                                 --- ----    --- ----    --- ----     -------
       TOTAL DISTRIBUTIONS...................      (3,021)     (3,629)         --          --
                                                 --- ----    --- ----    --- ----     -------
CAPITAL SHARE TRANSACTIONS (1):
  Shares issued..............................      20,110      21,268      13,755      11,389
  Shares issued in lieu of cash
     distributions...........................       3,021       3,629          --          --
  Shares redeemed............................     (38,016)    (54,553)    (14,657)     (9,839)
                                                 --- ----    --- ----    --- ----     -------
     NET INCREASE (DECREASE) IN NET ASSETS
       FROM CAPITAL SHARE TRANSACTIONS.......     (14,885)    (29,656)       (902)      1,550
                                                 --- ----    --- ----    --- ----     -------
       TOTAL INCREASE (DECREASE).............      16,052     (23,515)      4,240      10,381
NET ASSETS
  Beginning of Period........................     234,122     257,637      81,174      70,793
                                                 --- ----    --- ----    --- ----     -------
  End of Period..............................    $250,174    $234,122    $ 85,414     $81,174
                                                 === ====    === ====    === ====     =======
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)...    $    814    $     35    $     --     $    --
(1) SHARES ISSUED AND REDEEMED:
  Shares issued..............................       2,210       2,557       1,636       1,550
  Shares issued in lieu of cash
     distributions...........................         308         416          --          --
  Shares redeemed............................      (4,230)     (6,588)     (1,782)     (1,355)
                                                 --- ----    --- ----    --- ----     -------
                                                   (1,712)     (3,615)       (146)        195
                                                 === ====    === ====    === ====     =======






                                                  MID CAP VALUE FUND     STRATEGIC VALUE FUND
                                                 --------------------    --------------------
                                                   YEAR        YEAR        YEAR        YEAR
                                                   ENDED       ENDED       ENDED       ENDED
                                                 12/31/06    12/31/05    12/31/06    12/31/05
                                                 --------    --------    --------    --------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...............    $    985    $    687    $    242     $   218
  Net realized gain (loss) on investment
     transactions............................       8,489      15,677       3,610       3,188
  Net change in unrealized appreciation
     (depreciation) of investments and
     contracts and foreign currency..........       3,265      (4,344)        922        (251)
                                                 --- ----    --- ----    --- ----     -------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.............      12,739      12,020       4,774       3,155
                                                 --- ----    --- ----    --- ----     -------
DISTRIBUTIONS FROM:
  Net investment income......................        (768)       (676)       (191)       (201)
  Net short-term gains.......................      (1,713)     (2,472)       (223)       (238)
  Net long-term gains........................      (5,051)    (15,410)     (4,086)     (2,215)
                                                 --- ----    --- ----    --- ----     -------
       TOTAL DISTRIBUTIONS...................      (7,532)    (18,558)     (4,500)     (2,654)
                                                 --- ----    --- ----    --- ----     -------
CAPITAL SHARE TRANSACTIONS (1):
  Shares issued..............................      16,930      15,064       7,450      15,628
  Shares issued in lieu of cash
     distributions...........................       7,532      18,558       4,500       2,654
  Shares redeemed............................     (16,608)    (13,231)    (13,704)     (4,172)
                                                 --- ----    --- ----    --- ----     -------
     NET INCREASE (DECREASE) IN NET ASSETS
       FROM CAPITAL SHARE TRANSACTIONS.......       7,854      20,391      (1,754)     14,110
                                                 --- ----    --- ----    --- ----     -------
       TOTAL INCREASE (DECREASE).............      13,061      13,853      (1,480)     14,611
NET ASSETS
  Beginning of Period........................     112,301      98,448      45,096      30,485
                                                 --- ----    --- ----    --- ----     -------
  End of Period..............................    $125,362    $112,301    $ 43,616     $45,096
                                                 === ====    === ====    === ====     =======
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)...    $    228    $     11    $     68     $    17
(1) SHARES ISSUED AND REDEEMED:
  Shares issued..............................       1,252       1,076         553       1,184
  Shares issued in lieu of cash
     distributions...........................         558       1,382         343         198
  Shares redeemed............................      (1,247)       (945)     (1,028)       (314)
                                                 --- ----    --- ----    --- ----     -------
                                                      563       1,513        (132)      1,068
                                                 === ====    === ====    === ====     =======



The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                                         SMALL CAP VALUE
                                                                 SMALL CAP GROWTH FUND                         FUND
                                                       ----------------------------------------          ---------------
                                                             YEAR                     YEAR                     YEAR
                                                            ENDED                    ENDED                    ENDED
                                                           12/31/06                 12/31/05                 12/31/06
                                                       ---------------          ---------------          ---------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...............              $   (310)                $   (713)                $    477
  Net realized gain (loss) on investment
     transactions............................                 4,036                   13,506                   17,237
  Net change in unrealized appreciation
     (depreciation) of investments, futures
     contracts and foreign currency..........                (5,244)                  (6,443)                   9,404
                                                           --------                 --------                 --------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.............                (1,518)                   6,350                   27,118
                                                           --------                 --------                 --------
DISTRIBUTIONS FROM:
  Net investment income......................                    --                       --                     (478)
  Net short-term gains.......................                    --                       --                   (3,175)
  Net long-term gains........................                    --                       --                  (10,726)
                                                           --------                 --------                 --------
       TOTAL DISTRIBUTIONS...................                   --                       --                   (14,379)
                                                           --------                 --------                 --------
CAPITAL SHARE TRANSACTIONS (1):
  Shares issued..............................                16,537                    9,466                   17,144
  Shares issued in lieu of cash
     distributions...........................                    --                       --                   14,379
  Shares redeemed............................               (19,668)                 (18,366)                 (18,725)
                                                           --------                 --------                 --------
     NET INCREASE (DECREASE) IN NET ASSETS
       FROM CAPITAL SHARE TRANSACTIONS.......                (3,131)                  (8,900)                  12,798
                                                           --------                 --------                 --------
       TOTAL INCREASE (DECREASE).............                (4,649)                  (2,550)                  25,537
NET ASSETS
  Beginning of Period........................               111,029                  113,579                  156,605
                                                           --------                 --------                 --------
  End of Period..............................              $106,380                 $111,029                 $182,142
                                                           ========                 ========                 ========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)...              $     --                 $     --                 $     --
(1) SHARES ISSUED AND REDEEMED:
  Shares issued..............................                   793                      498                      967
  Shares issued in lieu of cash
     distributions...........................                    --                       --                      820
  Shares redeemed............................                  (956)                    (972)                  (1,063)
                                                           --------                 --------                 --------
                                                               (163)                    (474)                     724
                                                           ========                 ========                 ========


                                                       SMALL CAP VALUE
                                                             FUND
                                                       ---------------
                                                             YEAR
                                                            ENDED
                                                           12/31/05
                                                       ---------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...............              $    626
  Net realized gain (loss) on investment
     transactions............................                11,193
  Net change in unrealized appreciation
     (depreciation) of investments, futures
     contracts and foreign currency..........                (6,843)
                                                           --------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.............                 4,976
                                                           --------
DISTRIBUTIONS FROM:
  Net investment income......................                  (625)
  Net short-term gains.......................                (8,301)
  Net long-term gains........................                (1,909)
                                                           --------
       TOTAL DISTRIBUTIONS...................               (10,835)
                                                           --------
CAPITAL SHARE TRANSACTIONS (1):
  Shares issued..............................                15,594
  Shares issued in lieu of cash
     distributions...........................                10,835
  Shares redeemed............................               (29,679)
                                                           --------
     NET INCREASE (DECREASE) IN NET ASSETS
       FROM CAPITAL SHARE TRANSACTIONS.......                (3,250)
                                                           --------
       TOTAL INCREASE (DECREASE).............                (9,109)
NET ASSETS
  Beginning of Period........................               165,714
                                                           --------
  End of Period..............................              $156,605
                                                           ========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)...              $     --
(1) SHARES ISSUED AND REDEEMED:
  Shares issued..............................                   948
  Shares issued in lieu of cash
     distributions...........................                   653
  Shares redeemed............................                (1,810)
                                                           --------
                                                               (209)
                                                           ========






                                                 INTERNATIONAL EQUITY
                                                         FUND                  REIT FUND
                                                 --------------------    --------------------
                                                   YEAR        YEAR        YEAR        YEAR
                                                   ENDED       ENDED       ENDED       ENDED
                                                 12/31/06    12/31/05    12/31/06    12/31/05
                                                 --------    --------    --------    --------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)...............    $  2,686    $  2,559     $   878     $   508
  Net realized gain (loss) on investment
     transactions............................      36,426      23,760       6,265       2,960
  Net realized foreign exchange gain (loss)..      (1,203)     (1,157)         --          --
  Net change in unrealized appreciation
     (depreciation) of investments and
     contracts and foreign currency..........      26,891       3,053       8,570       1,141
                                                 --- ----    --- ----     -------     -------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS.............      64,800      28,215      15,713       4,609
                                                 --- ----    --- ----     -------     -------
DISTRIBUTIONS FROM:
  Net investment income......................      (3,974)       (726)       (690)       (508)
  Net short-term gains.......................      (1,260)         --        (574)       (750)
  Net long-term gains........................     (26,521)         --      (4,682)     (2,097)
                                                 --- ----    --- ----     -------     -------
       TOTAL DISTRIBUTIONS...................     (31,755)       (726)     (5,946)     (3,355)
                                                 --- ----    --- ----     -------     -------
CAPITAL SHARE TRANSACTIONS (1):
  Shares issued..............................      49,258      26,852      18,758      14,259
  Shares issued in lieu of cash
     distributions...........................      31,755         726       5,946       3,355
  Shares redeemed............................     (20,506)    (19,629)     (5,803)     (6,993)
                                                 --- ----    --- ----     -------     -------
     NET INCREASE (DECREASE) IN NET ASSETS
       FROM CAPITAL SHARE TRANSACTIONS.......      60,507       7,949      18,901      10,621
                                                 --- ----    --- ----     -------     -------
       TOTAL INCREASE (DECREASE).............      93,552      35,438      28,668      11,875
NET ASSETS
  Beginning of Period........................     200,947     165,509      43,122      31,247
                                                 --- ----    --- ----     -------     -------
  End of Period..............................    $294,499    $200,947     $71,790     $43,122
                                                 === ====    === ====     =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)...    $ (2,094)   $   (167)    $   188     $    --
(1) SHARES ISSUED AND REDEEMED:
  Shares issued..............................       2,083       1,424       1,082         970
  Shares issued in lieu of cash
     distributions...........................       1,322          38         331         222
  Shares redeemed............................        (877)     (1,057)       (336)       (483)
                                                 --- ----    --- ----     -------     -------
                                                    2,528         405       1,077         709
                                                 === ====    === ====     =======     =======




The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

MONEY MARKET FUND
For a share outstanding throughout each period


                                                               YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------
                                                2006        2005        2004        2003        2002
                                              -------     -------     -------     -------     --------


Net asset value, beginning of period.....     $  1.00     $  1.00     $  1.00     $  1.00     $   1.00
                                              -------     -------     -------     -------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............        0.05        0.03        0.01        0.01         0.02
                                              -------     -------     -------     -------     --------
  Total from investment operations.......        0.05        0.03        0.01        0.01         0.02
                                              -------     -------     -------     -------     --------
LESS DISTRIBUTIONS:
Net investment income....................       (0.05)      (0.03)      (0.01)      (0.01)       (0.02)
                                              -------     -------     -------     -------     --------
Net asset value, end of period...........     $  1.00     $  1.00     $  1.00     $  1.00     $   1.00
                                              =======     =======     =======     =======     ========
  Total return(1)........................       4.66%       2.81%       0.96%       0.86%        1.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands).............................     $76,350     $72,885     $81,743     $99,949     $149,429
                                              =======     =======     =======     =======     ========
Ratio of total expenses to average net
  assets.................................       0.50%       0.50%       0.53%       0.50%        0.47%
                                              =======     =======     =======     =======     ========
Ratio of net investment income (loss) to
  average net assets.....................       4.57%       2.74%       0.92%       0.89%        1.62%
                                              =======     =======     =======     =======     ========




----------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

--------------------------------------------------------------------------------

LIMITED MATURITY BOND FUND
For a share outstanding throughout each period


                                                              YEAR ENDED DECEMBER 31,
                                              -------------------------------------------------------
                                                2006        2005        2004        2003        2002
                                              -------     -------     -------     -------     -------


Net asset value, beginning of period.....     $ 10.25     $ 10.45     $ 10.57     $ 10.70     $ 10.35
                                              -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............        0.45        0.37        0.37        0.43        0.24
Net realized and unrealized gain (loss)
  on investment transactions.............        0.01       (0.15)      (0.12)      (0.12)       0.41
                                              -------     -------     -------     -------     -------
  Total from investment operations.......        0.46        0.22        0.25        0.31        0.65
                                              -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
Net investment income....................       (0.43)      (0.42)      (0.37)      (0.43)      (0.24)
Net realized gains.......................          --          --          --       (0.01)      (0.06)
                                              -------     -------     -------     -------     -------
  Total distributions....................       (0.43)      (0.42)      (0.37)      (0.44)      (0.30)
                                              -------     -------     -------     -------     -------
Net asset value, end of period...........     $ 10.28     $ 10.25     $ 10.45     $ 10.57     $ 10.70
                                              =======     =======     =======     =======     =======
  Total return(1)........................       4.49%       2.14%       2.32%       2.90%       6.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands).............................     $42,867     $60,979     $46,219     $43,545     $42,941
                                              =======     =======     =======     =======     =======
Ratio of total expenses to average net
  assets.................................       0.62%       0.61%       0.62%       0.60%       0.63%
                                              =======     =======     =======     =======     =======
Ratio of net investment income (loss) to
  average net assets.....................       3.91%       3.42%       3.52%       3.62%       3.16%
                                              =======     =======     =======     =======     =======
Portfolio turnover rate..................         78%        300%         35%         27%        224%
                                              =======     =======     =======     =======     =======




----------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

QUALITY BOND FUND
For a share outstanding throughout each period


                                                              YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------
                                             2006         2005         2004         2003         2002
                                           --------     --------     --------     --------     --------


Net asset value, beginning of period..     $  10.18     $  10.54     $  10.51     $  10.50     $  10.39
                                           --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........         0.46         0.40         0.45         0.48         0.42
Net realized and unrealized gain on
  investment transactions.............         0.08        (0.14)        0.03         0.16         0.13
                                           --------     --------     --------     --------     --------
  Total from investment operations....         0.54         0.26         0.48         0.64         0.55
                                           --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Net investment income.................        (0.41)       (0.45)       (0.45)       (0.48)       (0.42)
Net realized gains....................           --        (0.17)          --(a)     (0.15)       (0.02)
                                           --------     --------     --------     --------     --------
  Total distributions.................        (0.41)       (0.62)       (0.45)       (0.63)       (0.44)
                                           --------     --------     --------     --------     --------
Net asset value, end of period........     $  10.31     $  10.18     $  10.54     $  10.51     $  10.50
                                           ========     ========     ========     ========     ========
  Total return(1).....................        5.25%        2.50%        4.59%        6.18%        5.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)..........................     $160,670     $161,265     $172,734     $172,099     $156,206
                                           ========     ========     ========     ========     ========
Ratio of total expenses to average net
  assets..............................        0.61%        0.62%        0.62%        0.62%        0.62%
                                           ========     ========     ========     ========     ========
Ratio of net investment income (loss)
  to average net assets...............        4.43%        3.72%        4.07%        4.36%        4.19%
                                           ========     ========     ========     ========     ========
Portfolio turnover rate...............         139%         614%         230%         215%         499%
                                           ========     ========     ========     ========     ========




----------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.
(a) Distributions were less than one penny per share.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
For a share outstanding throughout each period


                                                              YEAR ENDED DECEMBER 31,
                                              -------------------------------------------------------
                                                2006        2005        2004        2003        2002
                                              -------     -------     -------     -------     -------


Net asset value, beginning of period.....     $  7.59     $  7.91     $  7.70     $  6.78     $  7.25
                                              -------     -------     -------     -------     -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).............        0.55        0.57        0.61        0.64        0.70
Net realized and unrealized gain (loss)
  on investment transactions.............        0.20       (0.33)       0.21        0.92       (0.46)
                                              -------     -------     -------     -------     -------
  Total from investment operations.......        0.75        0.24        0.82        1.56        0.24
                                              -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
Net investment income....................       (0.46)      (0.56)      (0.61)      (0.64)      (0.71)
                                              -------     -------     -------     -------     -------
Net asset value, end of period...........     $  7.88     $  7.59     $  7.91     $  7.70     $  6.78
                                              =======     =======     =======     =======     =======
  Total return(1)........................       9.97%       3.11%      10.71%      23.13%       3.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands).............................     $88,203     $85,520     $85,957     $82,316     $63,212
                                              =======     =======     =======     =======     =======
Ratio of total expenses to average net
  assets.................................       0.85%       0.86%       0.86%       0.86%       0.83%
                                              =======     =======     =======     =======     =======
Ratio of net investment income (loss) to
  average net assets.....................       6.91%       7.01%       7.35%       8.55%       9.29%
                                              =======     =======     =======     =======     =======
Portfolio turnover rate..................         65%         64%         68%         88%         80%
                                              =======     =======     =======     =======     =======




----------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FLEXIBLY MANAGED FUND
For a share outstanding throughout the period


                                                               YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------------
                                             2006           2005          2004         2003         2002
                                          ----------     ----------     --------     --------     --------


Net asset value, beginning of
  period.............................     $    25.59     $    25.96     $  23.64     $  18.75     $  20.03
                                          ----------     ----------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).........           0.54           0.40         0.47         0.42         0.56
Net realized and unrealized gain
  (loss) on investment transactions..           3.33           1.65         3.83         5.17        (0.39)
                                          ----------     ----------     --------     --------     --------
  Total from investment operations...           3.87           2.05         4.30         5.59         0.17
                                          ----------     ----------     --------     --------     --------
LESS DISTRIBUTIONS:
Net investment income................          (0.44)         (0.40)       (0.47)       (0.42)       (0.56)
Net realized gains...................          (3.90)         (2.02)       (1.51)       (0.28)       (0.89)
                                          ----------     ----------     --------     --------     --------
  Total distributions................          (4.34)         (2.42)       (1.98)       (0.70)       (1.45)
                                          ----------     ----------     --------     --------     --------
Net asset value, end of period.......     $    25.12     $    25.59     $  25.96     $  23.64     $  18.75
                                          ==========     ==========     ========     ========     ========
  Total return(1)....................         15.37%          7.84%       18.58%       29.92%        0.87%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands).........................     $1,330,977     $1,080,197     $929,480     $705,627     $526,569
                                          ==========     ==========     ========     ========     ========
Ratio of net expenses to average net
  assets.............................          0.83%          0.84%        0.85%        0.86%        0.85%
                                          ==========     ==========     ========     ========     ========
Ratio of total expenses to average
  net assets.........................          0.84%          0.84%        0.85%        0.86%        0.85%
                                          ==========     ==========     ========     ========     ========
Ratio of net investment income (loss)
  to average net assets..............          2.16%          1.56%        2.02%        2.11%        2.71%(a)
                                          ==========     ==========     ========     ========     ========
Portfolio turnover rate..............            57%            30%          22%          25%          31%
                                          ==========     ==========     ========     ========     ========




----------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.
(a) For the year ended December 31, 2002, the presented total return and ratio of net investment income to average net assets are inclusive of payments made by affiliates on investment transactions. Before consideration of such payments, the total return would have been 0.77% and the ratio of net investment income to average net assets would have been 2.62%.

--------------------------------------------------------------------------------

GROWTH STOCK FUND
For a share outstanding throughout the period


                                                              YEAR ENDED DECEMBER 31,
                                            ----------------------------------------------------------
                                              2006         2005         2004        2003        2002
                                            --------     --------     -------     -------     --------


Net asset value, beginning of period...     $  13.02     $  12.28     $ 11.02     $  9.81     $  15.07
                                            --------     --------     -------     -------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...........         0.05         0.02        0.05          --        (0.03)
Net realized and unrealized gain (loss)
  on investment transactions...........         1.64         0.73        1.26        1.21        (5.23)
                                            --------     --------     -------     -------     --------
  Total from investment operations.....         1.69         0.75        1.31        1.21        (5.26)
                                            --------     --------     -------     -------     --------
LESS DISTRIBUTIONS:
Net investment income..................        (0.03)       (0.01)         --          --           --
Net realized gains.....................           --           --       (0.05)         --           --
                                            --------     --------     -------     -------     --------
  Total distributions..................        (0.03)       (0.01)      (0.05)         --           --
                                            --------     --------     -------     -------     --------
Net asset value, end of period.........     $  14.68     $  13.02     $ 12.28     $ 11.02     $   9.81
                                            ========     ========     =======     =======     ========
  Total return(1)......................       13.01%        6.14%      11.90%      12.36%      (34.90%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)...........................     $132,371     $107,195     $95,242     $97,751     $102,418
                                            ========     ========     =======     =======     ========
Ratio of net expenses to average net
  assets...............................        0.96%        0.98%       0.97%       0.97%        0.92%
                                            ========     ========     =======     =======     ========
Ratio of total expenses to average net
  assets...............................        0.97%        0.98%       0.97%       0.97%        0.93%
                                            ========     ========     =======     =======     ========
Ratio of net investment income (loss)
  to average net assets................        0.40%        0.15%       0.47%       0.02%       (0.21%)
                                            ========     ========     =======     =======     ========
Portfolio turnover rate................          43%          44%        185%        578%         774%
                                            ========     ========     =======     =======     ========




----------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

LARGE CAP VALUE FUND
For a share outstanding throughout the period


                                                              YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------
                                             2006         2005         2004         2003         2002
                                           --------     --------     --------     --------     --------


Net asset value, beginning of period..     $  17.56     $  18.45     $  17.59     $  13.97     $  16.97
                                           --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........         0.27         0.23         0.26         0.25         0.25
Net realized and unrealized gain
  (loss) on investment transactions...         2.93         0.33         1.98         3.62        (2.80)
                                           --------     --------     --------     --------     --------
  Total from investment operations....         3.20         0.56         2.24         3.87        (2.55)
                                           --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Net investment income.................        (0.21)       (0.21)       (0.26)       (0.25)       (0.24)
Net realized gains....................        (0.95)       (1.24)       (1.12)          --        (0.21)
                                           --------     --------     --------     --------     --------
  Total distributions.................        (1.16)       (1.45)       (1.38)       (0.25)       (0.45)
                                           --------     --------     --------     --------     --------
Net asset value, end of period........     $  19.60     $  17.56     $  18.45     $  17.59     $  13.97
                                           ========     ========     ========     ========     ========
  Total return(1).....................       18.27%        3.00%       12.85%       27.76%      (14.96%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)..........................     $234,269     $215,319     $224,481     $227,906     $188,246
                                           ========     ========     ========     ========     ========
Ratio of net expenses to average net
  assets..............................        0.87%        0.88%        0.89%        0.90%        0.88%
                                           ========     ========     ========     ========     ========
Ratio of total expenses to average net
  assets..............................        0.88%        0.88%        0.89%        0.90%        0.88%
                                           ========     ========     ========     ========     ========
Ratio of net investment income (loss)
  to average net assets...............        1.37%        1.15%        1.38%        1.62%        1.51%
                                           ========     ========     ========     ========     ========
Portfolio turnover rate...............          45%          45%         105%          40%          38%
                                           ========     ========     ========     ========     ========




----------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
For a share outstanding throughout the period


                                                         YEAR OR PERIOD ENDED DECEMBER 31,
                                              -------------------------------------------------------
                                                2006        2005        2004        2003       2002**
                                              -------     -------     -------     -------     -------


Net asset value, beginning of period.....     $ 10.79     $ 10.76     $ 10.53     $  8.41     $ 10.00
                                              -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............        0.04        0.02        0.06        0.03        0.03
Net realized and unrealized gain (loss)
  on investment transactions.............        0.36        0.11        0.85        2.12       (1.59)
                                              -------     -------     -------     -------     -------
  Total from investment operations.......        0.40        0.13        0.91        2.15       (1.56)
                                              -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
Net investment income....................       (0.03)      (0.02)      (0.06)      (0.03)      (0.03)
Net realized gains.......................       (0.11)      (0.08)      (0.62)         --          --
                                              -------     -------     -------     -------     -------
  Total distributions....................       (0.14)      (0.10)      (0.68)      (0.03)      (0.03)
                                              -------     -------     -------     -------     -------
Net asset value, end of period...........     $ 11.05     $ 10.79     $ 10.76     $ 10.53     $  8.41
                                              =======     =======     =======     =======     =======
  Total return(1)........................       3.70%       1.20%       8.66%      25.61%      15.60%#
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands).............................     $29,982     $27,247     $24,072     $16,099     $ 5,090
                                              =======     =======     =======     =======     =======
Ratio of net expenses to average net
  assets.................................       0.86%       0.89%       0.96%       1.00%       0.98%*
                                              =======     =======     =======     =======     =======
Ratio of total expenses to average net
  assets.................................       0.88%       0.89%       0.96%       1.27%       2.11%*
                                              =======     =======     =======     =======     =======
Ratio of net investment income (loss) to
  average net assets.....................       0.35%       0.19%       0.59%       0.51%       0.70%*
                                              =======     =======     =======     =======     =======
Portfolio turnover rate..................         38%         21%        114%         28%         35%
                                              =======     =======     =======     =======     =======




----------------------

(*)  Annualized.
(#)  Non-annualized.
(**) For the period from May 1, 2002 (commencement of operations) through
     December 31, 2002.
(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

INDEX 500 FUND
For a share outstanding throughout the period


                                                              YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------
                                             2006         2005         2004         2003         2002
                                           --------     --------     --------     --------     --------


Net asset value, beginning of period..     $   8.58     $   8.34     $   7.67     $   6.05     $   7.90
                                           --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........         0.15         0.14         0.13         0.10         0.09
Net realized and unrealized gain
  (loss) on investment transactions...         1.17         0.24         0.67         1.62        (1.85)
                                           --------     --------     --------     --------     --------
  Total from investment operations....         1.32         0.38         0.80         1.72        (1.76)
                                           --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Net investment income.................        (0.12)       (0.14)       (0.13)       (0.10)       (0.09)
Net realized gains....................           --           --           --           --           --
                                           --------     --------     --------     --------     --------
  Total distributions.................        (0.12)       (0.14)       (0.13)       (0.10)       (0.09)
                                           --------     --------     --------     --------     --------
Net asset value, end of period........     $   9.78     $   8.58     $   8.34     $   7.67     $   6.05
                                           ========     ========     ========     ========     ========
  Total return(1).....................       15.37%        4.48%       10.47%       28.41%      (22.28%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)..........................     $250,174     $234,122     $257,637     $234,020     $174,429
                                           ========     ========     ========     ========     ========
Ratio of net expenses to average net
  assets..............................        0.35%        0.35%        0.29%        0.25%        0.25%
                                           ========     ========     ========     ========     ========
Ratio of total expenses to average net
  assets..............................        0.37%        0.37%        0.37%        0.38%        0.36%
                                           ========     ========     ========     ========     ========
Ratio of net investment income (loss)
  to average net assets...............        1.61%        1.52%        1.70%        1.47%        1.35%
                                           ========     ========     ========     ========     ========
Portfolio turnover rate...............           6%           5%           1%           1%           3%
                                           ========     ========     ========     ========     ========




----------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

--------------------------------------------------------------------------------

MID CAP GROWTH FUND
For a share outstanding throughout the period


                                                             YEAR ENDED DECEMBER 31,
                                            --------------------------------------------------------
                                              2006        2005        2004        2003        2002
                                            -------     -------     -------     -------     --------


Net asset value, beginning of period...     $  7.93     $  7.05     $  6.33     $  4.24     $   6.29
                                            -------     -------     -------     -------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...........       (0.01)      (0.03)      (0.04)      (0.03)       (0.03)
Net realized and unrealized gain (loss)
  on investment transactions...........        0.55        0.91        0.76        2.12        (2.02)
                                            -------     -------     -------     -------     --------
  Total from investment operations.....        0.54        0.88        0.72        2.09        (2.05)
                                            -------     -------     -------     -------     --------
LESS DISTRIBUTIONS:
Net investment income..................          --          --          --          --           --
Net realized gains.....................          --          --          --          --           --
                                            -------     -------     -------     -------     --------
Net asset value, end of period.........     $  8.47     $  7.93     $  7.05     $  6.33     $   4.24
                                            =======     =======     =======     =======     ========
  Total return(1)......................       6.81%      12.48%      11.37%      49.29%      (32.59%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)...........................     $85,414     $81,174     $70,793     $65,052     $ 34,424
                                            =======     =======     =======     =======     ========
Ratio of net expenses to average net
  assets...............................       0.96%       1.00%       1.00%       1.00%        0.99%
                                            =======     =======     =======     =======     ========
Ratio of total expenses to average net
  assets...............................       1.02%       1.02%       1.03%       1.05%        1.05%
                                            =======     =======     =======     =======     ========
Ratio of net investment income (loss)
  to average net assets................      (0.09%)     (0.43%)     (0.56%)     (0.59%)      (0.57%)
                                            =======     =======     =======     =======     ========
Portfolio turnover rate................        153%        156%        169%        154%         230%
                                            =======     =======     =======     =======     ========




----------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

MID CAP VALUE FUND
For a share outstanding throughout the period


                                                             YEAR ENDED DECEMBER 31,
                                            ---------------------------------------------------------
                                              2006         2005         2004        2003        2002
                                            --------     --------     -------     -------     -------


Net asset value, beginning of period...     $  12.97     $  13.77     $ 13.05     $  9.75     $ 10.83
                                            --------     --------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...........         0.11         0.09        0.05        0.04        0.06
Net realized and unrealized gain (loss)
  on investment transactions...........         1.36         1.63        2.88        3.55       (1.08)
                                            --------     --------     -------     -------     -------
  Total from investment operations.....         1.47         1.72        2.93        3.59       (1.02)
                                            --------     --------     -------     -------     -------
LESS DISTRIBUTIONS:
Net investment income..................        (0.09)       (0.09)      (0.05)      (0.04)      (0.06)
Net realized gains.....................        (0.76)       (2.43)      (2.16)      (0.25)         --
                                            --------     --------     -------     -------     -------
  Total distributions..................        (0.85)       (2.52)      (2.21)      (0.29)      (0.06)
                                            --------     --------     -------     -------     -------
Net asset value, end of period.........     $  13.59     $  12.97     $ 13.77     $ 13.05     $  9.75
                                            ========     ========     =======     =======     =======
  Total return(1)......................       11.41%       12.33%      23.17%      36.84%      (9.42%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)...........................     $125,362     $112,301     $98,448     $81,042     $58,330
                                            ========     ========     =======     =======     =======
Ratio of net expenses to average net
  assets...............................        0.81%        0.85%       0.86%       0.86%       0.85%
                                            ========     ========     =======     =======     =======
Ratio of total expenses to average net
  assets...............................        0.84%        0.85%       0.86%       0.86%       0.85%
                                            ========     ========     =======     =======     =======
Ratio of net investment income (loss)
  to average net assets................        0.82%        0.67%       0.40%       0.39%       0.55%
                                            ========     ========     =======     =======     =======
Portfolio turnover rate................          62%         100%         68%         64%         91%
                                            ========     ========     =======     =======     =======




----------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

--------------------------------------------------------------------------------

STRATEGIC VALUE FUND
For a share outstanding throughout the period


                                                        YEAR OR PERIOD ENDED DECEMBER 31,
                                            --------------------------------------------------------
                                              2006        2005        2004        2003       2002**
                                            -------     -------     -------     -------     --------


Net asset value, beginning of period...     $ 13.15     $ 12.91     $ 10.57     $  8.54     $  10.00
                                            -------     -------     -------     -------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...........        0.08        0.07        0.05        0.07         0.03
Net realized and unrealized gain (loss)
  on investment transactions...........        1.48        1.00        2.51        2.07        (1.46)
                                            -------     -------     -------     -------     --------
  Total from investment operations.....        1.56        1.07        2.56        2.14        (1.43)
                                            -------     -------     -------     -------     --------
LESS DISTRIBUTIONS:
Net investment income..................       (0.06)      (0.06)      (0.05)      (0.07)       (0.03)
Net realized gains.....................       (1.42)      (0.77)      (0.17)      (0.04)          --
                                            -------     -------     -------     -------     --------
  Total distributions..................       (1.48)      (0.83)      (0.22)      (0.11)       (0.03)
                                            -------     -------     -------     -------     --------
Net asset value, end of period.........     $ 13.23     $ 13.15     $ 12.91     $ 10.57     $   8.54
                                            =======     =======     =======     =======     ========
  Total return(1)......................      12.23%       8.20%      24.25%      25.13%      (14.25%)#
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)...........................     $43,616     $45,096     $30,485     $16,025     $  7,417
                                            =======     =======     =======     =======     ========
Ratio of net expenses to average net
  assets...............................       1.06%       1.07%       1.14%       1.25%        1.24%*
                                            =======     =======     =======     =======     ========
Ratio of total expenses to average net
  assets...............................       1.07%       1.07%       1.14%       1.26%        2.24%*
                                            =======     =======     =======     =======     ========
Ratio of net investment income (loss)
  to average net assets................       0.56%       0.58%       0.47%       0.54%        0.82%*
                                            =======     =======     =======     =======     ========
Portfolio turnover rate................         28%         25%         18%         17%          21%
                                            =======     =======     =======     =======     ========




----------------------

(*)  Annualized.
(#)  Non-annualized.
(**) For the period from May 1, 2002 (commencement of operations) through
     December 31, 2002.
(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
For a share outstanding throughout the period


                                                              YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------
                                             2006         2005         2004         2003         2002
                                           --------     --------     --------     --------     --------


Net asset value, beginning of period..     $  20.34     $  19.14     $  17.48     $  11.85     $  20.46
                                           --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........        (0.06)       (0.13)       (0.16)       (0.13)       (0.14)
Net realized and unrealized gain
  (loss) on investment transactions...        (0.19)        1.33         1.82         5.76        (8.47)
                                           --------     --------     --------     --------     --------
  Total from investment operations....        (0.25)        1.20         1.66         5.63        (8.61)
                                           --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Net investment income.................           --           --           --           --           --
Net realized gains....................           --           --           --           --           --
Return of capital.....................           --           --           --           --           --
                                           --------     --------     --------     --------     --------
  Total distributions.................           --           --           --           --           --
                                           --------     --------     --------     --------     --------
Net asset value, end of period........     $  20.09     $  20.34     $  19.14     $  17.48     $  11.85
                                           ========     ========     ========     ========     ========
  Total return(1).....................       (1.23%)       6.27%        9.50%       47.51%      (42.08%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)..........................     $106,380     $111,029     $113,579     $111,360     $ 74,681
                                           ========     ========     ========     ========     ========
Ratio of net expenses to average net
  assets..............................        1.02%        1.02%        1.06%        1.09%        1.05%
                                           ========     ========     ========     ========     ========
Ratio of total expenses to average net
  assets..............................        1.02%        1.02%        1.06%        1.09%        1.06%
                                           ========     ========     ========     ========     ========
Ratio of net investment income (loss)
  to average net assets...............       (0.27%)      (0.67%)      (0.87%)      (0.94%)      (0.87%)
                                           ========     ========     ========     ========     ========
Portfolio turnover rate...............         126%         137%         195%         191%         164%
                                           ========     ========     ========     ========     ========




----------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

--------------------------------------------------------------------------------

SMALL CAP VALUE FUND
For a share outstanding throughout the period


                                                              YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------
                                             2006         2005         2004         2003         2002
                                           --------     --------     --------     --------     --------


Net asset value, beginning of period..     $  16.37     $  16.95     $  18.20     $  11.00     $  14.38
                                           --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........         0.05         0.07         0.01        (0.08)       (0.05)
Net realized and unrealized gain
  (loss) on investment transactions...         2.77         0.56         2.55         8.29        (2.37)
                                           --------     --------     --------     --------     --------
  Total from investment operations....         2.82         0.63         2.56         8.21        (2.42)
                                           --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Net investment income.................        (0.05)       (0.07)       (0.01)          --           --
Net realized gains....................        (1.44)       (1.14)       (3.80)       (1.01)       (0.96)
                                           --------     --------     --------     --------     --------
  Total distributions.................        (1.49)       (1.21)       (3.81)       (1.01)       (0.96)
                                           --------     --------     --------     --------     --------
Net asset value, end of period........     $  17.70     $  16.37     $  16.95     $  18.20     $  11.00
                                           ========     ========     ========     ========     ========
  Total return(1).....................       17.43%        3.67%       14.88%       74.85%      (16.76%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)..........................     $182,142     $156,605     $165,714     $148,700     $ 77,491
                                           ========     ========     ========     ========     ========
Ratio of net expenses to average net
  assets..............................        1.14%        1.14%        1.15%        1.15%        1.15%
                                           ========     ========     ========     ========     ========
Ratio of total expenses to average net
  assets..............................        1.14%        1.14%        1.17%        1.19%        1.16%
                                           ========     ========     ========     ========     ========
Ratio of net investment income (loss)
  to average net assets...............        0.28%        0.40%        0.08%       (0.61%)      (0.38%)
                                           ========     ========     ========     ========     ========
Portfolio turnover rate...............          59%          46%         142%          61%          54%
                                           ========     ========     ========     ========     ========




----------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.
The accompanying notes are an integral part of these financial statements.

PENN SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
For a share outstanding throughout the period


                                                              YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------
                                             2006         2005         2004         2003         2002
                                           --------     --------     --------     --------     --------


Net asset value, beginning of period..     $  20.91     $  17.98     $  13.91     $  10.53     $  11.71
                                           --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........         0.28         0.15         0.24         0.19         0.15
Net realized and unrealized gain
  (loss) on investments and foreign
  currency related transactions.......         5.98         2.86         3.92         3.27        (1.31)
                                           --------     --------     --------     --------     --------
  Total from investment operations....         6.26         3.01         4.16         3.46        (1.16)
                                           --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Net investment income.................        (0.38)       (0.08)       (0.09)       (0.08)       (0.02)
Net realized gains....................        (2.52)          --           --           --           --
                                           --------     --------     --------     --------     --------
  Total distributions.................        (2.90)       (0.08)       (0.09)       (0.08)       (0.02)
                                           --------     --------     --------     --------     --------
Net asset value, end of period........     $  24.27     $  20.91     $  17.98     $  13.91     $  10.53
                                           ========     ========     ========     ========     ========
  Total returns(1)....................       30.34%       16.77%       30.01%       32.85%       (9.94%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)..........................     $294,499     $200,947     $165,509     $133,603     $104,645
                                           ========     ========     ========     ========     ========
Ratio of net expenses to average net
  assets..............................        1.19%        1.21%        1.22%        1.19%        1.23%
                                           ========     ========     ========     ========     ========
Ratio of total expenses to average net
  assets..............................        1.20%        1.21%        1.22%        1.19%        1.23%
                                           ========     ========     ========     ========     ========
Ratio of net investment income (loss)
  to average net assets...............        1.10%        1.47%        1.61%        1.63%        1.35%
                                           ========     ========     ========     ========     ========
Portfolio turnover rate...............          52%          40%          40%          59%         106%
                                           ========     ========     ========     ========     ========




----------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.

--------------------------------------------------------------------------------

REIT FUND
For a share outstanding throughout the period


                                                        YEAR OR PERIOD ENDED DECEMBER 31,
                                             -------------------------------------------------------
                                               2006        2005        2004        2003       2002**
                                             -------     -------     -------     -------     -------


Net asset value, beginning of period....     $ 14.92     $ 14.33     $ 11.53     $  9.00     $ 10.00
                                             -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............        0.24        0.20        0.37        0.36        0.25
Net realized and unrealized gain (loss)
  on investment transactions............        4.57        1.66        3.69        2.83       (1.01)
                                             -------     -------     -------     -------     -------
  Total from investment operations......        4.81        1.86        4.06        3.19       (0.76)
                                             -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
Net investment income...................       (0.19)      (0.30)      (0.41)      (0.37)      (0.24)
Net realized gains......................       (1.44)      (0.97)      (0.85)      (0.29)         --
                                             -------     -------     -------     -------     -------
  Total distributions...................       (1.63)      (1.27)      (1.26)      (0.66)      (0.24)
                                             -------     -------     -------     -------     -------
Net asset value, end of period..........     $ 18.10     $ 14.92     $ 14.33     $ 11.53     $  9.00
                                             =======     =======     =======     =======     =======
  Total return(1).......................      32.41%      12.97%      35.53%      35.49%      (7.55%)#
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)............................     $71,790     $43,122     $31,247     $16,881     $ 5,507
                                             =======     =======     =======     =======     =======
Ratio of net expenses to average net
  assets................................       1.00%       1.02%       1.10%       1.25%       1.22%*
                                             =======     =======     =======     =======     =======
Ratio of total expenses to average net
  assets................................       1.00%       1.02%       1.10%       1.34%       2.25%*
                                             =======     =======     =======     =======     =======
Ratio of net investment income to
  average net assets....................       1.56%       1.41%       3.06%       4.87%       5.31%*
                                             =======     =======     =======     =======     =======
Portfolio turnover rate.................         53%         54%         80%         69%         45%
                                             =======     =======     =======     =======     =======




----------------------

(*)  Annualized.
(#)  Non-annualized.
(**) For the period from May 1, 2002 (commencement of operations) through
     December 31, 2002.
(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total returns do not reflect expenses associated with variable contracts such as administrative fees, account charges and surrender charges, which if reflected would reduce the total returns for all periods presented.
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------

1 -- ORGANIZATION

     Penn Series Funds, Inc. (Penn Series) was incorporated in Maryland on April 22, 1982. Penn Series is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Penn Series is open only to purchasers of The Penn Mutual Life Insurance Company ("Penn Mutual") and The Penn Insurance and Annuity Company insurance contracts and certain of Penn Mutual's employee benefit plans.

     Penn Series is presently offering shares in its Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity, and REIT Funds ("the Funds"). It is authorized under its Articles of Incorporation to issue a separate class of shares in four additional funds that would have their own investment objectives and policies.

2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies are followed by Penn Series in the preparation of its financial statements. The preparation of financial statements in accordance with the accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     SECURITY VALUATION:

     MONEY MARKET FUND -- Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     LIMITED MATURITY BOND, QUALITY BOND, HIGH YIELD BOND, FLEXIBLY MANAGED, GROWTH STOCK, LARGE CAP VALUE, LARGE CAP GROWTH, INDEX 500, MID CAP GROWTH, MID CAP VALUE, STRATEGIC VALUE, SMALL CAP GROWTH, SMALL CAP VALUE, INTERNATIONAL EQUITY, AND REIT FUNDS -- Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security's primary market is temporarily closed at a time when under normal conditions it would be open. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

     Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund's NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund's Board of Directors. The valuations obtained may not necessarily be the price that would be obtained upon sale of these securities.

     The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer's continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Funds do not isolate the portion of realized and unrealized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. Such fluctuations are included with net realized and unrealized gain or loss from investments.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts and premiums are accreted and amortized using the effective interest method. The cost of investment securities sold is determined by using the specific identification method for both financial reporting and income tax purposes. Expenses directly attributable to a Fund are directly charged. Common expenses of the Funds are allocated using methods approved by the Board of Directors, generally based on average net assets.

     DIVIDENDS TO SHAREHOLDERS: Dividends of investment income and realized capital gains of the Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity, and REIT Funds will be declared and paid within 30 days of the Funds' year end, December 31, as permitted by federal income tax regulations. Dividends of net investment income of the Money Market Fund are declared daily and paid monthly. Upon notification from issuers, some of the dividend income received from a real estate investment trust (REIT) may be redesignated as a reduction of the cost of the related investment and/or realized gain.

     Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from net investment income and net realized capital gains recorded in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. Distributions from net realized gains may involve short-term capital gains, which are included as ordinary income for tax purposes.

     NEW ACCOUNTING STANDARDS: In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax expense in the current year and recognized as a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar year companies), with early adoption permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for mutual funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined. Penn Series will adopt FIN 48 effective July 1, 2007.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (FAS) No. 157, "Fair Value Measurements." FAS 57 is effective for fiscal years beginning after November 15, 2007. It defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------

measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Penn Series financial statements has not been determined.

3 -- INVESTMENT ADVISORY AND OTHER CORPORATE SERVICES

INVESTMENT ADVISORY SERVICES

     Independence Capital Management, Inc. ("ICMI"), a wholly owned subsidiary of The Penn Mutual Life Insurance Company, serves as investment adviser to each of the Funds. To provide investment management services to the Funds, ICMI has entered into sub-advisory agreements as follows:


FUND                                   SUB-ADVISER
----                                   -----------


High Yield Bond Fund                   T. Rowe Price Associates, Inc.
Flexibly Managed Fund                  T. Rowe Price Associates, Inc.
Growth Stock Fund                      T. Rowe Price Associates, Inc.
Large Cap Value Fund                   Lord, Abbett & Co. LLC
Large Cap Growth Fund                  ABN AMRO Asset Management, Inc.
Index 500 Fund                         Wells Capital Management, Inc.
Mid Cap Growth Fund                    Turner Investment Partners, Inc.
Mid Cap Value Fund                     Neuberger Berman Management, Inc.
Strategic Value Fund                   Lord, Abbett & Co. LLC
Small Cap Growth Fund                  Bjurman, Barry & Associates
Small Cap Value Fund                   Goldman Sachs Asset Management, LP
International Equity Fund              Vontobel Asset Management, Inc.
REIT Fund                              Heitman Real Estate Securities LLC


     Each of the Funds pay ICMI, on a monthly basis, an advisory fee based on the average daily net assets of each Fund, at the following rates pursuant to the investment advisory agreements: Money Market Fund: 0.20% for first $100 million and 0.15% thereafter; Limited Maturity Bond Fund: 0.30%; Quality Bond
Fund: 0.35% for first $100 million and 0.30% thereafter; High Yield Bond Fund:
0.50%; Flexibly Managed Fund: 0.60%; Growth Stock Fund: 0.65% for the first $100 million and 0.60% thereafter; Large Cap Value Fund: 0.60%; Large Cap Growth
Fund: 0.55%; Index 500 Fund: 0.07%; Mid Cap Growth Fund: 0.70%; Mid Cap Value
Fund: 0.55% for the first $250 million, 0.525% for next $250 million, 0.50% for next $250 million, 0.475% for next $250 million, 0.45% for next $500 million and 0.425% thereafter; Strategic Value Fund: 0.72%; Small Cap Growth Fund: 0.80% for the first $25 million, 0.75% for next $25 million and 0.70% thereafter; Small Cap Value Fund: 0.85%; International Equity Fund: 0.85%; and REIT Fund: 0.70%.

     For providing investment management services to the Funds, ICMI pays the sub-advisers, on a monthly basis, a sub-advisory fee.

ADMINISTRATIVE AND CORPORATE SERVICES

     Under an administrative and corporate service agreement, Penn Mutual serves as administrative and corporate services agent for Penn Series. Each of the Funds pays Penn Mutual, on a quarterly basis, an annual fee equal to 0.15% of each Fund's average daily net assets.

ACCOUNTING SERVICES

     Under an accounting services agreement, PFPC Worldwide Inc. ("PFPC") serves as accounting agent for Penn Series. Each of the Funds, except International Equity Fund, pays PFPC, on a monthly basis, an annual fee based on the average daily net assets of each Fund equal to 0.070% for the first $100 million, 0.050% for the next $200 million, 0.030% for the next $300 million and 0.020% thereafter. The minimum annual fee each Fund must pay is $27,500. International Equity Fund pays PFPC 0.080% for the first $100 million, 0.060% for the next $300 million, 0.040% for the next $200 million, and 0.030% thereafter.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------

     Prior to October 24, 2006, each of the Funds, except International Equity Fund, paid PFPC, on a monthly basis, an annual fee based on the average daily net assets of each Fund equal to 0.075% for the first $100 million, 0.050% for the next $200 million, 0.030% for the next $300 million and 0.020% thereafter. International Equity Fund paid PFPC 0.085% for the first $100 million, 0.060% for the next $300 million, 0.040% for the next $200 million, and 0.030% thereafter.

TRANSFER AGENT SERVICES

     Under a transfer agency agreement, PFPC serves as transfer agent for Penn Series.

CUSTODIAL SERVICES

     Under a custodial agreement, PFPC Trust serves as custodian for Penn Series. In addition to transaction charges and out-of pocket expenses, each of the Funds pays PFPC Trust, on a monthly basis, an annual custody fee of 0.01%. JPMorgan Chase serves as foreign sub-custodian for Penn Series. There is a separate custody fee schedule for foreign securities.

EXPENSES AND LIMITATIONS THEREON

     Each Fund bears all expenses of its operations other than those incurred by its investment adviser and sub-advisers under their respective investment advisory agreements and those incurred by Penn Mutual under its administrative and corporate services agreement. ICMI and Penn Mutual have agreed to waive fees or reimburse expenses to the extent the Fund's total expense ratio (excluding interest, taxes, brokerage, other capitalized expenses, but including investment advisory and administrative and corporate services fees) exceeds the applicable expense limitation for the Fund. The expense limitations for the funds are as follows:



FUND                         EXPENSE LIMITATION
----                         ------------------


Money Market                        0.80%
Limited Maturity Bond               0.90%
Quality Bond                        0.90%
High Yield Bond                     0.90%
Flexibly Managed                    1.00%
Growth Stock                        1.00%
Large Cap Growth                    1.00%
Strategic Value                     1.25%
Large Cap Value                     1.00%
Index 500                           0.40%
Mid Cap Growth                      1.00%
Mid Cap Value                       1.00%
Small Cap Growth                    1.15%
Small Cap Value                     1.15%
International Equity                1.50%
REIT                                1.25%


     If, at the end of each month, there is no liability of ICMI and Penn Mutual to pay the Funds such excess amount, and if payments of the advisory fee or administrative and corporate services fee at the end of prior months during the fiscal year have been reduced in excess of that required to maintain expenses within the expense limitation, such excess reduction shall be recaptured by ICMI and Penn Mutual and shall be payable by the Funds to ICMI and Penn Mutual along with the advisory fee or administrative and corporate services fee for that month.

     Penn Mutual currently intends to voluntarily waive its administrative and corporate services fees and reimburse expenses so that the Index 500 Fund's total expenses do not exceed 0.35%. Penn Mutual may change or eliminate all or part of this voluntary waiver at any time. As of December 31, 2006, the following funds had administrative and corporate services fees that are subject to recapture by Penn Mutual through the periods stated below:


                                                      THROUGH     VARIOUS MONTHS ENDING
                                                   MAY 31, 2007     DECEMBER 31, 2009
                                                   ------------   ---------------------



Index 500 Fund                                        $1,810             $37,639
Mid Cap Growth Fund                                    3,673              13,819


     All waivers of fees or reimbursements of expenses with respect to the Flexibly Managed and High Yield Bond Funds will be shared equally by the sub-advisers and Penn Mutual. For the Money Market, Quality Bond, Growth Stock, Large Cap Value and Small Cap Value Funds, the Adviser will waive fees with regard to the entirety of the first 0.10% of excess

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------

above the expense limitations; Penn Mutual will waive fees or reimburse expenses for the entirety of any additional excess above the first 0.10%. For the International Equity Fund, the sub-adviser will waive fees with regard to the entirety of the first 0.10% of excess above the expense limitation; Penn Mutual will waive fees or reimburse expenses for the entirety of any additional excess above the first 0.10%. For the Limited Maturity Bond, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Strategic Value and REIT Funds, Penn Mutual will waive fees or reimburse expenses for the entirety of any excess above the expense limitations.

     Effective May 18, 2006, Penn Mutual may recover any administrative and corporate services fees that were waived in a preceding three year period as long as it would not cause the Fund to exceed its expense limitation. This three year "recapture period" is applied prospectively, and not retroactively, from the effective date.

     Total fees of $82,000 were paid to Directors of Penn Series, who are not interested persons of Penn Series, for the year ended December 31, 2006. No person received compensation from Penn Series who is an officer, director, or employee of Penn Series, the investment adviser, sub-advisers, administrator, accounting agent or any parent or subsidiary thereof.

4 -- RELATED PARTY TRANSACTIONS

     Certain benefit plans of Penn Mutual own annuity contracts that are invested in the Penn Series Funds. The benefit plan assets that are invested in the Penn Series Funds at December 31, 2006 are as follows (amounts in thousands):



Money Market Fund                     $   635
Quality Bond Fund                       3,166
High Yield Bond Fund                    1,663
Flexibly Managed Fund                  37,473
Growth Stock Fund                      25,505
Large Cap Value Fund                    6,381
Index 500 Fund                         18,031
Mid Cap Growth Fund                     5,071
Strategic Value Fund                    5,399
Small Cap Growth Fund                   5,923
Small Cap Value Fund                    7,748
International Equity Fund              33,613
REIT Fund                               4,732


     Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or the sub-advisers. Commissions paid on those trades from the Funds for the year ended December 31, 2006 were as follows:



Flexibly Managed Fund                 $ 8,289
Growth Stock Fund                          32
Large Cap Value Fund                       24
Index 500 Fund                              6
Mid Cap Value Fund                     17,291
Small Cap Value Fund                    1,296

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------

5 -- PURCHASES AND SALES OF SECURITIES

     During the year ended December 31, 2006, the Funds made the following purchases and sales of portfolio securities, other than short-term securities (amounts in thousands):


                                               U.S. GOVERNMENT       OTHER INVESTMENT
                                                 SECURITIES             SECURITIES
                                            --------------------   --------------------
                                            PURCHASES     SALES    PURCHASES     SALES
                                            ---------   --------   ---------   --------


Limited Maturity Bond                        $ 16,005   $ 32,413    $ 15,033   $ 20,334
Quality Bond Fund                             111,808    105,905     104,025     89,176
High Yield Bond Fund                               --         --      54,685     55,513
Flexibly Managed Fund                              --         --     585,564    641,232
Growth Stock Fund                                  --         --      61,927     49,823
Large Cap Value Fund                               --         --      98,801    113,470
Large Cap Growth Fund                              --         --      12,512     10,423
Index 500 Fund                                     --         --      13,716     26,024
Mid Cap Growth Fund                                --         --     129,443    129,418
Mid Cap Value Fund                                 --         --      74,965     72,226
Strategic Value Fund                               --         --      11,813     17,856
Small Cap Growth Fund                              --         --     142,317    147,789
Small Cap Value Fund                               --         --      97,360     97,860
International Equity Fund                          --         --     138,555    125,407
REIT Fund                                          --         --      44,331     29,644


6 -- FEES PAID INDIRECTLY

     Certain subadvisers have directed portfolio trades to a broker designated by Penn Series, consistent with best execution. A portion of the commissions directed to that broker are refunded to Penn Series to pay certain expenses of the Funds. The commissions used to pay expenses of the Funds for the year ended December 31, 2006 were as follows (amounts in thousands):



Flexibly Managed Fund                   $59
Growth Stock Fund                         4
Large Cap Value Fund                     16
Large Cap Growth Fund                     6
Mid Cap Growth Fund                      32
Mid Cap Value Fund                       45
Strategic Value Fund                      4
International Equity Fund                41


7 -- FEDERAL INCOME TAXES

     The Funds have qualified and intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes, and to distribute substantially all of their taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

RECLASSIFICATION OF CAPITAL ACCOUNTS:

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2006, primarily attributable to the disallowance of net operating losses, Passive Foreign Investment

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------

Companies, redesignation of dividends and the reclassification of net foreign currency exchange gains or losses, were reclassed between the following accounts:


                                  INCREASE
                                 (DECREASE)               INCREASE
                                UNDISTRIBUTED            (DECREASE)               INCREASE
                               NET INVESTMENT         ACCUMULATED NET            (DECREASE)
                                   INCOME              REALIZED GAINS         PAID-IN CAPITAL
                               --------------         ---------------         ---------------


Limited Maturity Bond             $ 219,225              $(219,225)                     --
Quality Bond Fund                   423,312               (423,312)                     --
High Yield Bond Fund                  4,358                 (4,358)                     --
Flexibly Managed Fund               (26,196)                26,196                      --
Growth Stock Fund                   (35,678)              (548,256)              $ 583,934
Mid Cap Growth Fund                  80,926                     --                 (80,926)
Small Cap Growth Fund               310,440                     --                (310,440)
Small Cap Value Fund                 39,827                (39,827)                     --
International Equity Fund          (638,677)               638,677                      --


     These reclassifications had no effect on net assets or net asset value per share.

TAX CHARACTER OF DISTRIBUTIONS:

     The tax character of dividends and distributions declared and paid during the years ended December 31, 2006 and 2005 were as follows (amounts in thousands):


                                  NET INVESTMENT INCOME AND     LONG-TERM     RETURN OF
                                   SHORT-TERM CAPITAL GAINS   CAPITAL GAINS    CAPITAL      TOTAL
                                  -------------------------   -------------   ---------   --------


Money Market Fund
     2006                                  $ 3,475                     --         --      $  3,475
     2005                                    2,092                     --         --         2,092
Limited Maturity Bond
     2006                                    1,697                     --         --         1,697
     2005                                    2,306                     --        $ 6         2,312
Quality Bond Fund
     2006                                    6,033                     --         --         6,033
     2005                                    8,594               $    541          8         9,143
High Yield Bond Fund
     2006                                    4,917                     --         --         4,917
     2005                                    5,977                     --         --         5,977
Flexibly Managed Fund
     2006                                   22,655                177,675         --       200,330
     2005                                   21,642                 71,601         --        93,243
Growth Stock Fund
     2006                                      300                     --         --           300
     2005                                      115                     --         --           115
Large Cap Value Fund
     2006                                    3,285                 10,005         --        13,290
     2005                                    8,488                  8,163         --        16,651
Large Cap Growth Fund
     2006                                       95                    274         --           369
     2005                                      160                     88         --           248
Index 500 Fund
     2006                                    3,021                     --         --         3,021
     2005                                    3,629                     --         --         3,629

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------

                                  NET INVESTMENT INCOME AND     LONG-TERM     RETURN OF
                                   SHORT-TERM CAPITAL GAINS   CAPITAL GAINS    CAPITAL      TOTAL
                                  -------------------------   -------------   ---------   --------

Mid Cap Growth Fund
     2006                                       --                     --         --            --
     2005                                       --                     --         --            --
Mid Cap Value Fund
     2006                                  $ 2,481               $  5,051         --      $  7,532
     2005                                    3,148                 15,410         --        18,558
Strategic Value Fund
     2006                                      414                  4,086         --         4,500
     2005                                      439                  2,215         --         2,654
Small Cap Growth Fund
     2006                                       --                     --         --            --
     2005                                       --                     --         --            --
Small Cap Value Fund
     2006                                    3,653                 10,726         --        14,379
     2005                                    8,926                  1,909         --        10,835
International Equity Fund
     2006                                    5,234                 26,521         --        31,755
     2005                                      726                     --         --           726
REIT Fund
     2006                                    1,264                  4,682         --         5,946
     2005                                    1,258                  2,097         --         3,355


     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

COMPONENTS OF DISTRIBUTABLE EARNINGS:

     As of December 31, 2006, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (amounts in thousands):


                                                                                        TOTAL
                                 UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL       NET DISTRIBUTABLE
                                NET INVESTMENT     LONG-TERM         LOSS             EARNINGS
                                    INCOME       CAPITAL GAINS   CARRYFORWARD   (ACCUMULATED LOSSES)
                                --------------   -------------   ------------   --------------------


Money Market Fund                   $    14              --               --          $      14
Limited Maturity Bond Fund              303              --        $  (1,254)              (951)
Quality Bond Fund                     1,258              --           (2,429)            (1,171)
High Yield Bond Fund                    988              --          (10,018)            (9,030)
Flexibly Managed Fund                10,883         $12,743               --             23,626
Growth Stock Fund                       157              --         (132,621)          (132,464)
Large Cap Value Fund                    908           2,884               --              3,792
Large Cap Growth Fund                    40             119               --                159
Index 500 Fund                          814              --          (18,670)           (17,856)
Mid Cap Growth Fund                      --              --          (11,302)           (11,302)
Mid Cap Value Fund                      577           2,473               --              3,050
Strategic Value Fund                     69             619               --                688
Small Cap Growth Fund                    --              --          (60,821)           (60,821)
Small Cap Value Fund                  1,389           4,739               --              6,128
International Equity Fund             6,267           5,152               --             11,419
REIT Fund                               737             952               --              1,689

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------

     The difference between book basis and tax basis appreciation is primarily due to wash sales, paydown reclassifications, real estate investment trust adjustments, and certain net operating losses.

CAPITAL LOSS CARRYFORWARDS:

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2006, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):


                                               EXPIRES ON DECEMBER 31,
                          -----------------------------------------------------------------
                           2008     2009     2010     2011   2012   2013    2014     TOTAL
                          ------  -------  -------  -------  ----  ------  ------  --------


Limited Maturity Bond         --       --       --  $   178   $16  $  415  $  645  $  1,254
Quality Bond Fund             --       --       --       --    --      --   2,429     2,429
High Yield Bond Fund      $1,435  $ 5,143  $ 3,195      245    --      --      --    10,018
Growth Stock Fund             --   74,818   46,866   10,937    --      --      --   132,621
Index 500 Fund                --      350   11,374       --    --   5,030   1,916    18,670
Mid Cap Growth Fund           --       --   11,302       --    --      --      --    11,302
Small Cap Growth Fund         --   25,204   35,617       --    --      --      --    60,821


     During the year ended December 31, 2006, the following Funds utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:


                                               EXPIRES ON DECEMBER 31,
                              --------------------------------------------------------
                              2008     2009     2010    2011    2012    2013     TOTAL
                              ----    ------    ----    ----    ----    ----    ------


High Yield Bond Fund          $203        --      --     --      --      --     $  203
Growth Stock Fund               --    $5,457      --     --      --      --      5,457
Mid Cap Growth Fund             --     7,055    $817     --      --      --      7,872
Small Cap Growth Fund           --     3,988      --     --      --      --      3,988


POST-OCTOBER LOSSES:

     The following Funds elected to treat post-October losses incurred in the period November 1, 2006 through December 31, 2006 as having occurred on January 1, 2007 (amounts in thousands):


                               CURRENCY   CAPITAL
                               --------   -------


Money Market Fund                  --      $   11
Limited Maturity Bond Fund         --          11
High Yield Bond Fund               --         217
Flexibly Managed Fund            $ 35          --
Growth Stock Fund                   9          --
Index 500 Fund                     --       1,785
International Equity Fund         545          --


TAX COST OF SECURITIES:

     At December 31, 2006, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost,

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------

aggregate gross unrealized appreciation and depreciation of securities held by each Fund at December 31, 2006 were as follows:


                                                                                      NET
                                                                                  UNREALIZED
                                     FEDERAL       UNREALIZED     UNREALIZED     APPRECIATION/
                                    TAX COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                 --------------   ------------   ------------   --------------


Money Market Fund                $   78,231,224             --             --              --
Limited Maturity Bond                47,945,391   $    453,399    $   555,037    $   (101,638)
Quality Bond Fund                   194,374,129      1,081,338        540,323         541,015
High Yield Bond Fund                 84,553,295      3,017,960        982,076       2,035,884
Flexibly Managed Fund             1,384,324,985    189,205,148      7,875,613     181,329,535
Growth Stock Fund                   140,063,793     22,679,173      1,549,883      21,129,290
Large Cap Value Fund                261,519,255     39,848,470      1,488,206      38,360,264
Large Cap Growth Fund                34,862,976      3,318,182        603,199       2,714,983
Index 500 Fund                      277,742,033     61,847,311     38,872,158      22,975,153
Mid Cap Growth Fund                 100,116,777     12,918,308      1,177,837      11,740,471
Mid Cap Value Fund                  146,707,549     19,829,129      3,950,813      15,878,316
Strategic Value Fund                 46,675,556      7,411,079        505,156       6,905,923
Small Cap Growth Fund               100,586,837     17,855,504      2,333,592      15,521,912
Small Cap Value Fund                171,244,425     29,035,811      4,618,062      24,417,749
International Equity Fund           230,127,394     82,047,561      1,229,437      80,818,124
REIT Fund                            77,893,611     15,977,398        280,389      15,697,009


8 -- COMPONENTS OF NET ASSETS

     At December 31, 2006, net assets consisted of the following (amounts in thousands):


                                                MONEY         LIMITED         QUALITY     HIGH YIELD
                                                MARKET     MATURITY BOND       BOND          BOND
                                                 FUND           FUND           FUND          FUND
                                               -------     -------------     --------     ----------


Paid-in capital                                $76,347        $43,931        $161,300      $ 95,413
Undistributed net investment income (loss)          --            303           1,258           988
Accumulated net realized gain (loss) on
  investment transactions and foreign
  exchange                                           3         (1,265)         (2,772)      (10,239)
Net unrealized appreciation (depreciation)
  in value of investments, futures
  contracts and foreign currency related
  items                                             --           (102)            884         2,041
                                               -------        -------        --------      --------
  Total Net Assets                             $76,350        $42,867        $160,670      $ 88,203
                                               =======        =======        ========      ========





                                               FLEXIBLY        GROWTH      LARGE CAP     LARGE CAP
                                                MANAGED        STOCK         VALUE         GROWTH
                                                 FUND           FUND          FUND          FUND
                                              ----------     ---------     ---------     ---------


Paid-in capital                               $1,126,057     $ 243,715      $192,116      $27,108
Undistributed net investment income
  (loss)                                           5,084           148           691           40
Accumulated net realized gain (loss) on
  investment transactions and foreign
  exchange                                        18,214      (132,781)        2,486           93
Net unrealized appreciation
  (depreciation) in value of investments,
  futures contracts and foreign currency
  related items                                  181,622        21,289        38,976        2,741
                                              ----------     ---------      --------      -------
  Total Net Assets                            $1,330,977     $ 132,371      $234,269      $29,982
                                              ==========     =========      ========      =======


--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------


                                                   INDEX       MID CAP      MID CAP     STRATEGIC
                                                    500        GROWTH        VALUE        VALUE
                                                   FUND         FUND         FUND          FUND
                                                 --------     --------     --------     ---------


Paid-in capital                                  $246,840     $ 84,975     $106,433      $36,022
Undistributed net investment income (loss)            814           --          228           68
Accumulated net realized gain (loss) on
  investment transactions and foreign
  exchange                                        (22,669)     (11,373)       2,681          477
Net unrealized appreciation (depreciation)
  in value of investments, futures contracts
  and foreign currency related items               25,189       11,812       16,020        7,049
                                                 --------     --------     --------      -------
  Total Net Assets                               $250,174     $ 85,414     $125,362      $43,616
                                                 ========     ========     ========      =======





                                               SMALL CAP     SMALL CAP     INTERNATIONAL
                                                 GROWTH        VALUE           EQUITY          REIT
                                                  FUND          FUND            FUND           FUND
                                               ---------     ---------     -------------     -------


Paid-in capital                                 $151,678      $151,598        $202,804       $54,403
Undistributed net investment income (loss)            --            --          (2,094)          188
Accumulated net realized gain (loss) on
  investment transactions and foreign
  exchange                                       (60,826)        5,649           9,507         1,508
Net unrealized appreciation (depreciation)
  in value of investments, futures
  contracts and foreign currency related
  items                                           15,528        24,895          84,282        15,691
                                                --------      --------        --------       -------
  Total Net Assets                              $106,380      $182,142        $294,499       $71,790
                                                ========      ========        ========       =======



9 -- DERIVATIVE FINANCIAL INSTRUMENTS

     The Funds may trade derivative financial instruments in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts.

     The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     FUTURES CONTRACTS -- Each of the Funds, other than Money Market, may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices on a future date. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or exchange rates. Should interest or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Index 500 Fund has entered into futures contracts during the year ended December 31, 2006. Open futures contracts held by the Index 500 Fund at December 31, 2006 were as follows:


                                                                             UNREALIZED
                                                                            APPRECIATION
               FUTURES       EXPIRATION           UNIT          CLOSING    (DEPRECIATION)
  TYPE         CONTRACT         DATE       (AT 250 PER UNIT)     PRICE     (IN THOUSANDS)
--------    -------------    ----------    -----------------    -------    --------------


Buy/Long    S&P 500 Index      3/16/07             9             $1,428          $9


     OPTIONS -- Each of the Funds, other than Money Market, may write covered calls. Additionally, each of the Funds may buy put or call options for which premiums are paid whether or not the option is exercised. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------

writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

     If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

     The Fund, as a writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased
(put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. There were no option contracts open as of December 31, 2006.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. A Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

     Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The International Equity Fund has entered into forward foreign currency contracts during the year ended December 31, 2006. Open forward foreign currency contracts held by the International Equity Fund at December 31, 2006 were as follows:


                                                                                                      UNREALIZED
                                                    FOREIGN                    U.S.        U.S.        FOREIGN
                                                   CURRENCY                  CONTRACT    CONTRACT      EXCHANGE
                                    SETTLEMENT     CONTRACT      FORWARD      AMOUNT       VALUE     GAIN/(LOSS)
                   CURRENCY            DATE         (000'S)        RATE       (000'S)     (000'S)      (000'S)
              ------------------    ----------    ----------    ---------    --------    --------    -----------


Sell          Australian Dollar       6/21/07     $  $12,650      1.27353     $$9,846     $$9,933       $$(87)
Buy           European Currency       2/28/07          6,710      0.75538       8,597       8,883         286
Sell          European Currency       2/28/07          6,710      0.75538       8,645       8,883        (238)
Buy           Japanese Yen            2/28/07        403,000    118.04335       3,486       3,414         (72)
Sell          Japanese Yen            2/28/07        403,000    118.04335       3,521       3,414         107
Buy           Mexican Peso            6/01/07         66,232     10.88268       6,116       6,086         (30)
Sell          Mexican Peso            6/01/07         40,257     10.88321       3,480       3,699        (219)
Sell          Mexican Peso            6/01/07         25,975     10.88186       2,235       2,387        (152)
Buy           Korean Won              6/11/07      2,700,000    926.56143       2,917       2,914          (3)
Buy           Korean Won              6/11/07      2,513,000    926.62242       2,712       2,712          --
Buy           Korean Won              6/11/07      2,700,000    926.56143       2,921       2,914          (7)
Sell          Korean Won              6/11/07      5,450,000    926.55559       5,793       5,882         (89)
Sell          Korean Won              6/11/07      2,463,000    926.63657       2,598       2,658         (60)

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------

                                                                                                      UNREALIZED
                                                    FOREIGN                    U.S.        U.S.        FOREIGN
                                                   CURRENCY                  CONTRACT    CONTRACT      EXCHANGE
                                    SETTLEMENT     CONTRACT      FORWARD      AMOUNT       VALUE     GAIN/(LOSS)
                   CURRENCY            DATE         (000'S)        RATE       (000'S)     (000'S)      (000'S)
              ------------------    ----------    ----------    ---------    --------    --------    -----------

Buy           Swiss Franc             2/28/07     $   14,695      1.21186     $11,913     $12,126       $ 213
Sell          Swiss Franc             2/28/07          8,955      1.21177       7,325       7,390         (65)
Sell          Swiss Franc             2/28/07          5,740      1.21199       4,719       4,736         (17)
Buy           South African Rand      5/29/07          5,451      7.13482         749         764          15
Buy           South African Rand      5/29/07          2,691      7.13793         355         377          22
Buy           South African Rand      5/29/07          5,451      7.13482         751         765          14
Buy           South African Rand      5/29/07          5,451      7.12549         747         765          18
Sell          South African Rand      5/29/07          3,113      7.12357         397         437         (40)
Sell          South African Rand      5/29/07         31,102      7.12858       4,650       4,363         287
Sell          South African Rand      3/05/08          7,470      7.25243       1,014       1,030         (16)
Sell          South African Rand      3/05/08          7,470      7.25243       1,011       1,030         (19)
                                                                                                        -----
              Total                                                                                     $(152)
                                                                                                        =====



10 -- SECURITIES LENDING

     Each portfolio may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies. The value of the collateral is at least 102% of the market value of the securities loaned. However, due to market fluctuations, the value of the securities loaned may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Lending securities involves certain risk that the Portfolio may be delayed from recovering the collateral if the borrower fails to return the securities.

     The Funds paid fees for securities lending for the year ended December 31, 2006 to its custodian, which have been netted against Income from Securities Lending in the Statements of Operations. These fees are presented below (amounts in thousands):


                                 MARKET VALUE OF    MARKET VALUE OF   FEES PAID FOR   NET INCOME EARNED
                               SECURITIES ON LOAN      COLLATERAL        LENDING         FROM LENDING
                               ------------------   ---------------   -------------   -----------------


Limited Maturity Bond               $  5,355            $  5,455           $ 13              $ 20
Quality Bond Fund                     35,747              36,461             45                73
Flexibly Managed Fund                237,707             246,509            129               218
Growth Stock Fund                     27,738              28,623             18                30
Large Cap Value Fund                  64,126              66,335             25                44
Large Cap Growth Fund                  7,534               7,799              1                 2
Index 500 Fund                        49,119              50,874             22                38
Mid Cap Growth Fund                   25,261              26,237             21                37
Mid Cap Value Fund                    36,389              37,875             25                44
Strategic Value Fund                   9,334               9,816              1                 3
Small Cap Growth Fund                 10,235              10,684            137               229
Small Cap Value Fund                  13,575              14,186             25                39
International Equity Fund             11,494              12,061              2                 4
REIT Fund                             21,132              21,718              1                 3

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

--------------------------------------------------------------------------------

11 -- CREDIT AND MARKET RISK

     The Funds may invest a portion of their assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds ability to dispose of them in a timely manner and at a fair price when it is necessary or preferable to do so.

12 -- CONTRACTUAL OBLIGATIONS

     In the general course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnification. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Penn Series Funds, Inc:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Penn Series Funds, Inc., comprising the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Growth Stock Fund, Large Cap Value Fund, Large Cap Growth Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Strategic Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund, and REIT Fund, (collectively, "the "Funds"), as of December 31, 2006, and the related statements of operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended December 31, 2003, and prior were audited by other auditors, whose report dated February 6, 2004, expressed an unqualified opinion thereon.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Penn Series Funds, Inc. as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG

Philadelphia, Pennsylvania
February 21, 2007

                                   APPENDIX A


                             PENN SERIES FUNDS, INC.

                      PROXY VOTING POLICIES AND PROCEDURES

All voting securities held in each fund or portfolio ("Fund") of Penn Series Funds, Inc. ("Penn Series") shall be voted in the best interest of shareholders of the Fund. In furtherance of this policy, and as provided in the investment advisory agreement between Penn Series and Independence Capital Management, Inc. ("ICMI") and the investment sub-advisory agreements between ICMI and investment sub-advisers, Penn Series has delegated the authority and responsibility to vote securities held in each Fund to the investment adviser or sub-adviser that manages the investments of the Fund on a day-to-day basis.

A description of the proxy voting policies and procedures that each investment adviser or sub-adviser uses in voting securities held in a Fund of Penn Series accompanies these policies and procedures as appendices. See the following table.

        PROXY VOTING POLICIES AND PROCEDURES OF ICMI AND SUB-ADVISERS
----------------------------------------------------------------------------
EXHIBIT     INVESTMENT ADVISER OR SUB-ADVISER               FUNDS(S)
-------   -------------------------------------   --------------------------
   A      Independence Capital Management, Inc.   Money Market Fund
                                                  Limited Maturity Bond Fund
                                                  Quality Bond Fund
   B      ABN AMRO Asset Management, Inc.         Large Cap Growth  Fund
   C      Bjurman, Barry and Associates           Small Cap Growth Fund
   D      Goldman Sachs Asset Management L. P.    Small Cap Value Fund
   E      Heitman Real Estate Securities LLC      REIT Fund
   F      Lord, Abbett & Co. LLC                  Strategic Value Fund
                                                  Large Cap Value Fund
   G      Neuberger Berman Management Inc.        Mid Cap Value Fund
   H      T. Rowe Price Associates, Inc.          High Yield Bond Fund
                                                  Flexibly Managed Fund
                                                  Growth Stock Fund
   I      Turner Investment Partners, Inc.        Mid Cap Growth Fund
   J      Vontobel Asset Management, Inc.         International Equity Fund
   K      Wells Capital Management Incorporated   Index 500 Fund

Variable annuity contract and variable life insurance policy owners that participate in the investment results of a Fund may obtain a description of these Proxy Voting Policies and Procedures and a description of the Proxy Voting Policies and Procedures of the investment adviser or sub-adviser to the Fund that is responsible for voting the securities of the Fund, free of charge, by calling (800) 523-0650, or by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com, clicking on the Investment Options and Performance Tab at the top of the page and, under Related Information, clicking on the Penn Series Proxy Voting tab and you will be directed to the proxy voting policies as well as each Fund's proxy voting record. Descriptions requested by telephone will be sent to the variable annuity contract or variable life insurance policy owner by first-class mail within three days of receipt of the request.

Variable annuity contract and variable life insurance policy owners that participate in the investment results of a Fund may obtain the voting record of the Fund for the most recent twelve-month period ended June 30, free of charge, by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com and following the instructions noted above. The voting record will be made available on the website of The Penn Mutual Life Insurance Company as soon as reasonably practicable after the information is filed by Penn Series with the SEC on SEC Form N-PX. The voting record will also be available on the website of the U. S. Securities and Exchange Commission ("SEC") at www.sec.gov.

                                    EXHIBIT A
                      INDEPENDENCE CAPITAL MANAGEMENT, INC.

                 SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

Independence Capital Management, Inc. ("ICMI") provides day-to-day investment management services to clients, including the voting of securities held in their accounts. The following policies and procedures are reasonably designed to ensure that ICMI votes securities held in those client accounts in the best interest of the client.

ICMI has retained an independent firm, Institutional Shareholder Services ("ISS"), to assist it in voting the securities. ISS specializes in providing proxy advisory and voting services. These services include in-depth research, analysis, voting recommendations, as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance.

ICMI portfolio managers, who are responsible for purchasing and selling securities for client accounts, along with the ICMI compliance officer, oversee ISS in the voting of proxies held in client accounts.

Securities generally will be voted in accordance with the guidelines set forth in Schedule A attached to these policies and procedures, except as ICMI may otherwise determine in the exercise of its fiduciary duty to its clients. The appropriate portfolio manager will review all voting recommendations made by ISS with respect to securities for which ICMI has voting authority, including recommendations on voting for or against proposals described in Schedule A. If the portfolio manager determines that it is in the interest of a client account to vote securities differently than the recommendation made by ISS, the portfolio manager will fully document the reasons for voting the securities differently in a memorandum to the ICMI compliance officer. Upon receipt of the memorandum, the ICMI compliance officer will direct ISS to vote the securities in accordance with the determination made by the portfolio manager.

In providing proxy advisory and voting services to ICMI, ISS observes policies and procedures that address potential conflicts between the interests of ICMI client accounts, on the one hand, and the interests of ISS and its affiliates, on the other. ICMI relies, to a large extent, on the independence of ISS, and the polices, procedures and practices it has in place, to avoid voting on any proposal that may be inappropriate because of conflict of interest. In addition, ICMI portfolio managers and the ICMI compliance officer monitor the voting of securities that may present a conflict between the interests of a client, on the one hand, the interest of ICMI and its affiliates, on the other. The portfolio managers and the compliance officer are sensitized to the fact that any business or other relationship between ICMI (or any of its affiliates) and a company whose securities are to be voted could improperly influence a manager's determination to vote the securities differently than recommended by ISS. Any potential conflict of interest identified by a portfolio manager are immediately referred to the compliance officer for immediate resolution.

ICMI, acting on its own behalf or acting through ISS, will provide a description of its proxy voting policies and procedures to its clients, and will inform its clients as to how they may obtain information on how ICMI voted their securities. Further, ICMI, acting on its own behalf or acting through ISS, will retain for a period of not less than six years its (i) proxy voting policies and procedures, (ii) proxy statements that ICMI receives regarding client securities, (iii) records of votes casts on behalf of clients, (iv) any document prepared on behalf of ICMI that was material to making the determination of how to vote securities and (v) a copy of each written request for proxy voting information, and a copy of any written response made by or on behalf of ICMI to any request (oral or written) for proxy voting information.

                                                                      SCHEDULE A

                      INDEPENDENCE CAPITAL MANAGEMENT, INC.

                        PROXY VOTING GUIDELINES - SUMMARY

The following is a concise summary of ICMI's proxy voting policy guidelines.

1.   AUDITORS

Vote for proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent

     -    Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a case-by-case basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.   PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders

     - It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a case-by-case basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -    Historic trading patterns

     -    Rationale for the repricing

     -    Value-for-value exchange

     -    Option vesting

     -    Term of the option

     -    Exercise price

     -    Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value

     -    Offering period is 27 months or less, and

     -    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                    EXHIBIT B
                         ABN AMRO ASSET MANAGEMENT, INC.

                             POLICIES AND PROCEDURES
                                  PROXY VOTING

POLICY

ABN AMRO Asset Management, Inc., as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. Unless voting authority has been explicitly reserved by the governing documents to the client or another party, the Adviser will exercise discretionary voting authority over proxies issued on securities held in client accounts.

It is the policy of the Adviser to vote, focused on the investment implications of each issue and in a manner that the Adviser believes is in the best interest of its clients.

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Proxy Voting Policy Committee and its designated service provider, Institutional Shareholder Services ("ISS"), have the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

ABN AMRO Asset Management, Inc. has adopted procedures to implement the firm's policy and reviews to monitor and ensure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which may be summarized as follows:

PROXY COMMITTEE'S

ABN AMRO Asset Management, Inc. has established two Proxy Committee's to oversee the proxy process. The Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. There responsibilities are as follows:

The Proxy Voting Policy Committee will establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer of the unit, the Director of Research for the unit, the Chief Compliance Officer, and the designated Proxy Officer. No less than annually, the Committee is responsible for approving or amending the guidelines it has established and reviewing the performance of its voting agent. Meetings may be called by any Committee member throughout the year, based on issues that arise.

The Proxy Voting Procedure Committee will focus on operational and procedural aspects. The Committee consists at a minimum of the Chief Compliance Officer, the designated Proxy Analyst(s), designated Investment Operations personnel, and the Proxy Officer. No less than annually, the committee is responsible for reviewing any operational or procedural issues related to the proxy process. Meetings may be called by any Committee member throughout the year, based on issues that arise.

VOTING

The Proxy Voting Policy Committee has hired Institutional Shareholder Services
(ISS) as its voting agent. ISS provides analysis of proxy proposals, tracks and receives proxies for which ABN AMRO Asset Management, Inc. 's clients are entitled to vote, votes proxies pursuant to agreed upon guidelines and compiles and provides voting records for ABN AMRO Asset Management, Inc. A Proxy Officer has been designated to coordinate communications between the Proxy Analysts, Investment Operations personnel and ISS.

The steps for reviewing and submitting votes are as follows:

     - The Proxy Analysts reviews the ISS system on a weekly basis during proxy season.

     - The Proxy Analysts print copies of the upcoming voting agendas and the number of shares as noted by ISS as being held by ABN AMRO Asset Management.

     - The Proxy Analysts review the voting agendas, determine if there are any issues to report to the Head Portfolio Manager, document evidence of their review of the agenda, and maintain the copies in a proxy file.

     - The Compliance Department will review on a semi-annually basis, the Proxy Analyst's proxy files to ensure there is evidence of review.

     - For each vote, the Head Portfolio Manager reviews the number of shares held for reasonability to ensure that ISS has an accurate record of the shares ABN AMRO Asset Management is responsible for voting. This process is facilitated by the Proxy Analysts.

     - Once a month, Investment Operations submits a file of current clients and their holdings to ISS. Only clients that have delegated voting to ABN AMRO Asset Management, Inc. are included in this feed.

     - ISS matches the client accounts to the applicable proxy and records the vote.

VOTING GUIDELINES

In the absence of specific voting guidelines from the client, ABN AMRO Asset Management, Inc. will vote proxies in the best interests of each particular client. ABN AMRO Asset Management, Inc.'s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on ABN AMRO Asset Management, Inc. 's voting authority in the same manner that they may place such restrictions on the actual selection of account securities. ABN AMRO Asset

Management utilizes the 2007 US Proxy Guidelines, for all clients except for the Taft-Hartley which utilize 2007 U.S.Taft-Hartley Policy Guidelines.

CONFLICTS OF INTEREST

ABN AMRO Asset Management, Inc. has eliminated most actual or perceived conflicts of interest as the majority of proxy issues are voted by an independent third party, pursuant to the guidelines adopted by the Proxy Committee. In cases where ABN AMRO Asset Management, Inc. believes there may be an actual or perceived conflict of interest the Adviser seeks to address such conflicts in various ways, including the following:

     - Documenting the investment rationale for the decision using the Proxy Conflict of Interest and Override Form, the conflict of interest and the method in which the conflict was addressed;

     - Requiring the approval of the Department Head and the Chief Compliance Officer prior to providing voting instructions to the voting agent;

     - Holding special Committee meetings, where warranted, to determine the steps to be taken, or in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions;

     -   Seeking legal counsel.

In situations where ABN AMRO Asset Management, Inc. perceives a material conflict of interest, the Adviser may:

     - Defer to the voting recommendation of ISS or another independent third party;

     - Vote pursuant to client direction (following disclosure of the conflict to the client),

     - Vote reflectively (in the same proportion and manner as other shareholders),

     -    Abstain from voting; or

     -    Take such other action which protects the interests of its clients.

Circumstances necessitating such actions may include the voting of proxies on securities issued by ABN AMRO Asset Management, Inc. 's parent corporation or the voting of proxies where the Adviser or its affiliates have a direct financial interest.

The Proxy Analyst will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of ABN AMRO Asset Management, Inc. with the issuer of each security to determine if ABN AMRO Asset Management, Inc. or any of its employees has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the Proxy Voting Policy Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

ABN AMRO Asset Management, Inc. will maintain a record of the voting resolution of any conflict of interest.

RECORDKEEPING

ISS and the Proxy Voting Policy Committee shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

     -    These policies and procedures and any amendments;

     -    Each proxy statement that ABN AMRO Asset Management, Inc. receives;

     -    A record of each vote that ABN AMRO Asset Management, Inc. casts;

     - Any document ABN AMRO Asset Management, Inc. created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

     - A copy of each written request from a client for information on how ABN AMRO Asset Management, Inc. voted such client's proxies, and a copy of any written response.

DISCLOSURE

     - ABN AMRO Asset Management, Inc. will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how ABN AMRO Asset Management, Inc. voted a client's proxies, and that clients may request a copy of these policies and procedures.

     - The Proxy Voting Policy Committee will also send a copy of this summary to all existing clients who have previously received ABN AMRO Asset Management, Inc.'s Disclosure Document; or the Proxy Voting Policy Committee may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

CLIENT REQUESTS FOR INFORMATION

     - All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CCO.

     - In response to any request the Proxy Committee and its designated service provider, ISS, will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how ABN AMRO Asset Management, Inc. voted the client's proxy with respect to each proposal about which client inquired.

                                    EXHIBIT C

                           BJURMAN, BARRY & ASSOCIATES
                             POLICIES AND PROCEDURES

                                  PROXY VOTING

POLICY
Release No. IA-2106
www.sec.gov/rules/final/ia-2106.htm

Rule 206(4)-6 Advisers must adopt and implement written policies & procedures which are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, describe its policies & procedures to clients, and disclose to clients how they may obtain information on how the Adviser voted their proxies.

Bjurman, Barry & Associates (BB & A) seeks to avoid material conflicts of interests by using an Independent Third Party ("ITP") service provider to vote proxies in accordance with detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts. The voting process involves an assessment performed by the ITP service provider in accordance with the Voting Guidelines. BB & A reviews all proxies and the recommendations of the ITP service provider in formulating its vote, but the ultimate voting decision belongs to BB & A. In the event that BB & A votes against the ITP recommendations, documentation must be prepared to describe the basis for the decision and to substantiate that BB & A's clients' interests were not subrogated to its own.

PROCEDURES

     BB & A will maintain all documentation in accordance to record keeping requirements. Documentation shall include copies of the Voting Guidelines, records of votes cast on behalf of clients and supporting documentation relating to voting decision(s).

Each week, the BB & A will process respective proxies by downloading meeting notices. Senior Management then reviews the ITP service provider recommendations and in the event BB & A agrees with the recommendations and/or with company management, which concurs with recommendations, no further action is necessary. In the event BB & A does not vote in accordance with the ITP service provider recommendations, documentation must be prepared which provides client account numbers and a description of the decision for voting against the recommendations.

Client custodians for which BB & A has discretion to vote are notified at the time of account inception to provide ALL proxies and related information to the ITP service provider.

Any proxies received directly by BB & A will be forwarded to the ITP service provider, and if time sensitive, proxies may be e-mailed, faxed or sent via overnight delivery. BB & A will attempt to forward an updated "Holdings" list to the ITP service provider on a daily basis but no less frequently than approximately every 30 days.

Each quarter BB & A receives a report by client which details the following information:

     a) Name of issuer
     b) Cusip Number
     c) Meeting date, brief description of Agenda

     d) The Vote cast
     e) Whether the vote was "For" or "Against" management

INVESTMENT COMPANY REQUIREMENTS
www.sec.gov/rules/final/33-8188.htm

Whereas BB & A serves as an Adviser to a public investment company, we will disclose in any applicable registration statement & SAI, the policies & procedures for proxy voting. Any requests for information will be fulfilled within (3 business days) and provide the voting information for the preceding 12 month period, beginning 7-1-XX through 6-30-XX.

In addition, Annual & Semi-Annual shareholder reports will include the following:

     1) Information on how to obtain voting information "free of charge" with a toll free #
     2) the website information (if applicable), and on the commissions' website www.sec.gov.

BB & A will file Form N-PX with the Securities and Exchange Commission, no later than August 31st of each calendar year. This will contain the complete proxy voting record for the preceding 12 month period ended June, 30th respectively. Form N-PX must be signed by a principal(s) of the investment company and the filing must contain:

     a) Name of issuer, ticker symbol
     b) Cusip (if can be practically acquired)
     c) Meeting date, brief description of agenda
     d) Whether the topic(s) were proposed by issuer or security holder
     e) Whether a vote was cast, and the outcome of the vote was "For" or "Against" management

                                    EXHIBIT D

                                                                    OCTOBER 2003

                         GOLDMAN SACHS ASSET MANAGEMENT

                             POLICY ON PROXY VOTING
                         FOR INVESTMENT ADVISORY CLIENTS

Goldman Sachs Asset Management ("GSAM")* has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the "Policy"). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.

GUIDING PRINCIPLES

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect GSAM's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

PUBLIC EQUITY INVESTMENTS

To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services ("ISS") Standard Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes.

They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.

----------
* For purposes of this Policy, "GSAM" refers, collectively, to the Goldman Sachs Asset Management unit of Goldman, Sachs & Co.'s Investment Management Division; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; and Goldman Sachs Princeton LLC.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team ("Portfolio Management

Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

IMPLEMENTATION BY PORTFOLIO MANAGEMENT TEAMS

General Overview

While it is GSAM's policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.

Active Equity

Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.

In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team's research efforts.

As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team's investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company's record and policies on corporate governance practices that may affect shareholder value.

Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team's members.

Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.

Quantitative Equity

Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).

USE OF THIRD-PARTY SERVICE PROVIDERS

We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

GSAM's decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

CONFLICTS OF INTEREST

Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and

GSAM senior management will not approve decisions that are based on the influence of such conflicts.

FIXED INCOME AND PRIVATE INVESTMENTS

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

EXTERNAL MANAGERS

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. GSAM may, however, retain such responsibilities where it deems appropriate.

CLIENT DIRECTION

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

                                                                      APPENDIX A

                  ISS STANDARD PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the "Guidelines"), which form the substantive basis of GSAM's Policy on Proxy Voting for Investment Advisory Clients ("Policy") with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

1. AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent,

     -    Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. BOARD OF DIRECTORS

A. VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

B. CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

C. INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

D. MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS

A. SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

B. SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

C. SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

D. CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

E. CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS

A. VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

B. REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE BY- CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

A. COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

B. DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders

     - It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

A. MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -    Historic trading patterns

     -    Rationale for the repricing

     -    Value-for-value exchange

     -    Option vesting

     -    Term of the option

     -    Exercise price

     -    Participation

B. EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value;

     -    Offering period is 27 months or less; and

     -    Potential voting power dilution is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

C. SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                    EXHIBIT E

                       HEITMAN REAL ESTATE SECURITIES LLC
                      PROXY VOTING POLICIES AND PROCEDURES

Heitman Real Estate Securities LLC ("Heitman") provides investment advisory services to its clients with respect to publicly traded real estate securities. It is Heitman's general policy that with respect to all clients where Heitman has authority to vote proxies, such proxies will always be voted, or not voted, in all cases in the best interest of such clients.

Heitman utilizes the services of an independent unaffiliated proxy firm, Institutional Shareholder Services ("ISS"). ISS is responsible for: notifying Heitman in advance of the shareholder meeting at which the proxies will be voted; providing the appropriate proxies to be voted; providing independent research on corporate governance, proxy and corporate responsibility issues; recommending actions with respect to proxies which are always deemed by ISS to be in the best interests of the shareholders; and maintaining records of proxy statement received and votes cast.

Heitman will consider each corporate proxy statement on a case-by-case basis, and may vote a proxy in a manner different from that recommended by ISS when deemed appropriate by Heitman. There may also be occasions when Heitman determines, contrary to the ISS voting recommendation for a particular proxy, that not voting such proxy may be more in the best interest of clients, such as
(i) when the cost of voting such proxy exceeds the expected benefit to the client or (ii) if Heitman is required to re-register shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as "blocking."

Heitman's general guidelines as they relate to voting certain common proxy proposals are described below:

Adoption of confidential voting                                             For
Adoption of Anti-greenmail charter of bylaw amendments                      For
Amend bylaws or charters for housekeeping changes                           For
Elect Directors annually                                                    For
Fix the size of the Board                                                   For
Give Board ability to amend bylaws in addition to Shareholders              For
Lower supermajority Shareholder vote requirements                           For
Ratify Auditors                                                             For
Require Majority of Independent Directors                                   For
Require Shareholder approval of Golden or Tin Parachutes                    For
Restore or Provide Shareholders with rights of appraisal                    For
Restore Shareholder ability to remove directors with our without cause      For
Seek reasonable Audit rotation                                              For
Shareholders' Right to Act independently of management                      For
Shareholders' Right to Call Special Meeting                                 For
Shareholders' Right to Act by Written Consent                               For
Stock Repurchase Plans                                                      For

Stock Splits                                                                For
Submit Poison Pill for Shareholder ratification                             For
Blank Check Preferred Stock                                                 Against
Classified Boards                                                           Against
Dual Classes of Stock                                                       Against
Give Board exclusive authority to amend bylaws                              Against
Limited Terms for Outside Directors                                         Against
Payment of Greenmail                                                        Against
Provide Management with authority to adjourn an annual or special meeting   Against
Require Director Stock Ownership                                            Against
Restrict or Prohibit Shareholder ability to call special meetings           Against
Supermajority Vote Requirement                                              Against
Supermajority Provisions                                                    Against
Adopt/Amend Stock Option Plan                                               Case-by-Case
Adopt/Amend Employee Stock Purchase Plan                                    Case-by-Case
Approve Merger/Acquisition                                                  Case-by-Case
Authorize Issuance of Additional Common Stock                               Case-by-Case
Consider Non-financial Effects of Merger                                    Case-by-Case
Director Indemnification                                                    Case-by-Case
Election of Directors                                                       Case-by-Case
Fair Price Requirements                                                     Case-by-Case
Issuance of authorized Common Stock                                         Case by Case
Limitation of Executive/Director Compensation                               Case-by-Case
Reincorporation                                                             Case-by-Case
Require Shareholder Approval to Issue Preferred Stock                       Case-by-Case
Spin-Offs                                                                   Case-by-Case
Shareholder proposal to redeem Poison Pill                                  Case-by-Case
Social and Environmental Issues                                             Case-by-Case

The foregoing are only general guidelines and not rigid policy positions.

Heitman has established a Proxy Policies and Procedures Oversight Committee (the "Proxy Committee"), consisting of Heitman's Chief Investment Officer, Chief Financial Officer, General Counsel and Compliance Officer. The Proxy Committee is responsible for (i) designing and reviewing from time to time these Policies and Procedures and (ii) reviewing and addressing all instances where a Heitman portfolio manager determines to respond to an issue in a proxy in a manner inconsistent with this Policy and/or identifies actual or perceived potential conflicts of interests in the context of voting proxies.

As a general rule, Heitman's Proxy Voting Clerk votes all U.S. and non-U.S. proxies to which Heitman is entitled to vote. Heitman's proxy voting policy is as follows:

     (a) Heitman's Proxy Voting Clerk will print a Proxy Analysis Report containing a compilation of "FOR", "AGAINST", "ABSTAIN", and "WITHHOLD" recommendations received from ISS with respect to the issues on a particular proxy;

     (b) Heitman's Proxy Voting Clerk will send the Proxy Analysis Report to the portfolio manager within Heitman who is responsible for review of the company conducting the proxy;

     (c) In reviewing the recommendations to determine how to respond to the proxy in the best interest of clients, the Heitman portfolio manager may consider information from various sources, such as another Heitman portfolio manager or research analyst, management of the company conducting the proxy, and shareholder groups, as well as the possibility of any actual or perceived potential conflicts of interest between Heitman and its clients with respect to such proxy;

     (d) The Heitman portfolio manager will return the Proxy Analysis Report to Heitman's Proxy Voting Clerk indicating his or her recommendation as to how to respond to such proxy, as well as a description and explanation of any actual or perceived potential conflicts of interest between Heitman and its clients with respect to such proxy. Instances where the Heitman portfolio manager recommends responding to a particular proxy contrary to the general voting guidelines provided in this Policy or contrary to the ISS recommendation with respect to such proxy, and/or perceives an actual or potential conflict of interests are considered "exceptions;"

     (e) With respect to any proxy, Heitman's Proxy Voting Clerk will compile all exceptions in a written Proxy Vote Exception Report and forward it promptly to the members of Heitman's Proxy Committee.

     (f) Heitman's Proxy Committee may confirm or overturn any recommendations by Heitman's portfolio manager. In instances where potential conflicts of interest have been highlighted in the Proxy Voting Exception Report, Heitman's Proxy Committee will evaluate whether an actual or potential material conflict of interests exists and, if so, how it should be addressed in voting or not voting the particular proxy;

     (g) In all instances where a Proxy Vote Exception Report has been generated, Heitman's Compliance Officer or another member of Heitman's Proxy Committee will inform Heitman's Proxy Voting Clerk in writing of the Proxy Committee's determination as to how to respond to such proxy promptly after such Proxy Committee has reached its conclusions (a "Proxy Committee Report");

     (h) Wherever a Proxy Committee Report has been generated for a particular proxy, Heitman's Proxy Voting Clerk will respond to the proxy in question in accordance with such Report except to the extent in a non-conflicts of interest situation that a particular Heitman client has advised Heitman in writing that the particular proxy or proxies of that type should be responded to in a particular fashion, in which circumstance Heitman's Proxy Voting Clerk will respond to the proxy in question in accordance with such advice;

     (i) In all other cases, Heitman's Proxy Voting Clerk will respond to the proxy in accordance with the recommendations of ISS; and

     (j) The Proxy Voting Clerk will prepare a Proxy Voting Summary for the Proxy Committee on a periodic basis containing all ISS proxy vote recommendations that were overridden during the period and also highlighting any proxy issues that were identified as presenting actual and/or potential conflicts of interest and how they were addressed.

The Proxy Committee may decide to take one of the following courses of action with respect to actual or potential conflicts of interest: (1) independently determine that no material conflict of interest exists or will likely potentially exist, (2) respond to such proxy in strict accordance with the recommendations of ISS or (3) take another course of action that, in the opinion of the Proxy Committee, adequately addresses the issue.

The following proxy materials and records are maintained by Heitman for a period of five years in an easily accessible place, the first two years in Heitman's office:

     -    These policies and procedures, and any amendments thereto;

     -    Each proxy statement (maintained on the ISS website);

     - Record of each vote cast and each abstention (maintained on the ISS website);

     - Documentation, if any, created by Heitman that was material to making a decision how to respond to proxies memorializing the basis for that decision;.

     - Any other reports or memorializations prepared according to the above procedures; and

     - Each written client request for information and a copy of any written response by Heitman to a client's written or oral request for information.

Clients may request a copy of these policies and procedures and/or a report on how their individual securities were voted by calling Heitman's Compliance Officer at 1-800-225-5435, ext. 4150. The report will be provided free of charge.

July 2003

                                    EXHIBIT F

                             LORD, ABBETT & CO. LLC

                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

     Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. In each case where an investment team declines to follow a recommendation of a company's management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

     Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under "Specific Procedures for Potential Conflict Situations". If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

     Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a "Fund Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

     The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund's Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2. Lord Abbett has a Significant Business Relationship with a Company.

     Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total shares for the last 12 months;
(b) a firm which is a sponsor firm with respect to Lord Abbett's Private Advisory Services business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

     For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund's Proxy Committee and shall seek voting instructions from the Fund's Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of ISS.

                       SUMMARY OF PROXY VOTING GUIDELINES

     Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS

     Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

     There are some actions by directors that may result in votes being withheld. These actions include:

     1) Attending less than 75% of board and committee meetings without a valid excuse.

     2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

     3) Failing to act on takeover offers where a majority of shareholders tendered their shares.

     4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

     5)   Failing to replace management as appropriate.

     We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

INCENTIVE COMPENSATION PLANS

     We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

     We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

     1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.

     2)   Management's rationale for why the repricing is necessary.

     3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

     4) Other factors, such as the number of participants, term of option, and the value for value exchange.

     In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

SHAREHOLDER RIGHTS

Cumulative Voting

     We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

     There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

     On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting

     Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

     Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

     Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

     - Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

     -    No dead-hand or no-hand pills.

     - Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

     - Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES

     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

November 8, 2005

                                    EXHIBIT G

                        NEUBERGER BERMAN MANAGEMENT INC.

                                  PROXY SUMMARY

Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman's voting guidelines.

For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman's guidelines adopt the voting recommendations of Glass Lewis. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

                                    EXHIBIT H

                T. ROWE PRICE PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote-such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.

PROXY ADMINISTRATION

The T. Rowe Price Proxy Committee develops our firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relics upon our own fundamental research, independent proxy research provided by third parties such as Institutional Shareholder Services and Glass Lewis, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that arc counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines-many of which are consistent with ISS positions-To Rowe Price occasionally may deviate from ISS recommendations on general policy issues or specific proxy proposals.

FIDUCIARY CONSIDERATIONS

T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. ROWE PRICE VOTING POLICIES

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors. We withhold votes for outside directors that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitment to other boards. We also withhold votes for inside directors serving on compensation, nominating and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We may also withhold votes from inside directors for the failure to establish a formal nominating committee. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors.

Executive Compensation

Our goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company's peers, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose plans that give a company the ability to re-price options or to grant options at below market prices. For companies with particularly egregious pay practices we may withhold votes from compensation committee members, the CEO, or even the entire board.

Mergers and Acquisitions - T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders' current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

Anti-takeover, Capital Structure and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills. We also oppose proposals which give management a "blank check" to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares.

When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there arc sufficient governance safeguards already in place. With respect to proposals for the approval of a company's auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company's management on social, environmental and corporate responsibility issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.

MONITORING AND RESOLVING CONFLICTS OF INTEREST

  The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We believe that due to the client-focused nature of our investment management business that the potential for conflicts of interests are relatively infrequent. Nevertheless, we have adopted safeguards to ensure that Our proxy voting is not influenced by interests other than those of our clients. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing or sales. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients' proxies should in most instances adequately address any possible conflicts of interest.
 However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy
    Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price's Code of Ethics requires all employees to avoid placing themselves in a "compromising position" where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

                          T. ROWE PRICE ASSOCIATES, INC

                        T. ROWE PRICE INTERNATIONAL, INC

                  T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD
                   T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD

                      PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

          T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited ("T. ROWE PRICE") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser ("T. ROWE PRICE FUNDS") and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

          T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("POLICIES AND PROCEDURES") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

          FIDUCIARY CONSIDERATIONS. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

          CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

          PROXY COMMITTEE. T. Rowe Price's Proxy Committee ("PROXY COMMITTEE") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or counsel client's portfolio manager.

          INVESTMENT SERVICES GROUP. The Investment Services Group ("INVESTMENT SERVICES GROUP") is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

          PROXY ADMINISTRATOR. The Investment Services Group will assign a Proxy Administrator ("PROXY ADMINISTRATOR") who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

          In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's proxy voting guidelines, and many of our guidelines are consistent with ISS positions,
T. Rowe Price occasionally deviates from ISS recommendations on general policy issues or specific proxy proposals.

MEETING NOTIFICATION

          T. Rowe Price utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Governance Analytics, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

VOTE DETERMINATION

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     ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

          Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. ROWE PRICE VOTING POLICIES

     Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

     Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitments to other boards. We also withhold votes for inside directors serving on compensation, nominating and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We may also withhold votes from inside directors for the failure to establish a formal nominating committee. We vote against management efforts to stagger board member terms by withholding votes from directors because a staggered board may act as a deterrent to takeover proposals. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors.

          Anti-takeover and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a "blank check" to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company's auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

          Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company's peers, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock. For companies with particularly egregious pay practices such as excessive severance packages, perks, and bonuses (despite under- performance), or moving performance targets (to avoid poor payouts), we may withhold votes from compensation committee members as well the CEO or even the entire board.

          Mergers and Acquisitions - T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders' current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

          Social and Corporate Responsibility Issues - Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company's management on the following social, environmental and corporate responsibility issues unless the issue has substantial economic implications for the company's business and operations which have not been adequately addressed by management:

          -    Corporate environmental practices;

          -    Employment practices and employment opportunity;

          -    Military, nuclear power and related energy issues;

          - Tobacco, alcohol, infant formula and safety in advertising practices;

          -    Economic conversion and diversification;

          -    International labor practices and operating policies;

          -    Genetically-modified foods; and

          -    Animal rights.

T. Rowe Price may support the following well-targeted shareholder proposals that call for enhanced disclosure and/or policy changes by companies where relevant to their business:

          -    Political contributions/activities;

          -    Climate change and global warning; and

          -    Board diversity and sexual orientation employment policies.

     Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS' general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

Votes Against Company Management - Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. Consequently, if a portfolio manager believes that management's view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management. Also, our research analysts are asked to present their voting recommendations in such situations to our portfolio managers.

          Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Investment Services Group using ISS voting recommendations when their recommendations are consistent with T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

          Divided Votes - In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Investment Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client's investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

          Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price's policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the potential loss of liquidity in the blocked shares.

          Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

VOTE EXECUTION AND MONITORING OF VOTING PROCESS

          Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS's Governance Analytics system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

On a daily basis, the Proxy Administrator queries the Governance Analytics system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.

          Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

MONITORING AND RESOLVING CONFLICTS OF INTEREST

          The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price's voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price's Code of Ethics and Conduct requires all employees to avoid placing themselves in a "compromising position" in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

          Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION

     Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

          T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

                                    EXHIBIT I

                        TURNER INVESTMENT PARTNERS, INC.
                        TURNER INVESTMENT MANAGEMENT, LLC
                         TUNER INVESTMENT ADVISORS, LLC

                       PROXY VOTING POLICY AND PROCEDURES

Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies, please contact:

Andrew Mark, Director of Operations and Technology Administration
C/o Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: July 1, 2003
Last revised: July 15, 2005

                                    EXHIBIT J

                         VONTOBEL ASSET MANAGEMENT, INC.

                      PROXY VOTING POLICIES AND PROCEDURES
                              (ADOPTED JULY, 2003)

Pursuant to the recent adoption by the Securities and Exchange Commission (the "Commission") of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the "Act"), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless
(i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In order to fulfill our responsibilities under the Act, Vontobel Asset Management, Inc. (hereinafter "Vontobel") has adopted the following policies and procedures for proxy voting with regard to companies in our clients' investment portfolios.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company's management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company's board of directors.

While "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors, these objectives also recognize that the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability. Each company should have effective means in place to hold those entrusted with running a company's business accountable for their actions. Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests. Each company should endeavor to align the interests of management and the board of directors with the interests of the company's shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency. Promotion of timely disclosure of important information about a company's business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company's securities.

DECISION METHODS

This policy applies only to those Vontobel clients who in their investment advisory contract have chosen to have us vote their proxies. A client can change their proxy-voting decision at any time upon written notice.

The sheer number of proxy votes related to client holdings makes it impossible for Vontobel to research each and every proxy issue. Recognizing the importance of informed and responsible proxy voting, we rely on Institutional Shareholder Services (ISS) to provide proxy voting research and guidance. ISS offers two separate policies, one general plan and another for Taft-Hartley clients. In most cases we vote in strict accordance with ISS recommendations, but we reserve the right to change that vote when a majority of the Portfolio Managers disagree with an ISS recommendation or the firm is otherwise advised by the client in writing. In those instances, a memo will be written to document the research presented, discussion points and final decision regarding the vote.

Whenever a proxy vote presents a material conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling our Compliance Officer, Joseph Mastoloni at (212) 415-7051. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Clients may obtain a summary of the proxy votes cast by us for that client's portfolio by requesting a summary from the firm's Operations Manager, Edgar Ruffin at Vontobel Asset Management, Inc., 450 Park Avenue, New York, NY 10022.

                                    EXHIBIT K

                            WELLS CAPITAL MANAGEMENT
                      PROXY VOTING POLICIES AND PROCEDURES

1. Scope of Policies and Procedures. These Proxy Voting Policies and Procedures ("Procedures") are used to determine how to vote proxies relating to portfolio securities held in accounts managed by Wells Capital Management and whose voting authority has been delegated to Wells Capital Management. Wells Capital Management believes that the Procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of clients, in accordance with its fiduciary duties.

2. Voting Philosophy. Wells Capital Management exercises its voting responsibility, as a fiduciary, with the goal of maximizing value to shareholders consistent with the governing laws and investment policies of each portfolio. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, Wells Capital Management supports sound corporate governance practices within companies in which they invest.

Wells Capital Management utilizes Institutional Shareholders Services (ISS), a proxy-voting agent, for voting proxies and proxy voting analysis and research. ISS votes proxies in accordance with the Wells Fargo Proxy Guidelines established by Wells Fargo Proxy Committee and attached hereto as Appendix A.

3. Responsibilities

     (A) Proxy Administrator

     Wells Capital Management has designated a Proxy Administrator who is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Procedures. The Proxy Administrator monitors ISS to determine that ISS is accurately applying the Procedures as set forth herein and that proxies are voted in a timely and responsible manner. The Proxy Administrator reviews the continuing appropriateness of the Procedures set forth herein, recommends revisions as necessary and provides an annual update on the proxy voting process.

     (i) Voting Guidelines. Wells Fargo Proxy Guidelines set forth Wells Fargo's proxy policy statement and guidelines regarding how proxies will be voted on the issues specified. ISS will vote proxies for or against as directed by the guidelines. Where the guidelines specify a "case by case" determination for a particular issue, ISS will evaluate the proxies based on thresholds established in the proxy guidelines. In addition, proxies relating to issues not addressed in the guidelines, especially foreign securities, Wells Capital Management will defer to ISS Proxy Guidelines. Finally, with respect to issues for which a vote for or against is specified by the Procedures, the Proxy Administrator shall have the authority to direct ISS to forward the proxy to him or her for a discretionary vote, in consultation with the Proxy Committee or the portfolio manager covering the subject security if the Proxy Committee or the portfolio manager determines that a case-by-case review of such matter is warranted, provided however, that such authority to deviate from the Procedures shall not be exercised if the Proxy

               Administrator is aware of any conflict of interest as described further below with respect to such matter.

     (ii) Voting Discretion. In all cases, the Proxy Administrator will exercise its voting discretion in accordance with the voting philosophy of the Wells Fargo Proxy Guidelines. In cases where a proxy is forwarded by ISS to the Proxy Administrator, the Proxy Administrator may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by ISS or other independent sources; or (ii) information provided by company managements and shareholder groups. In the event that the Proxy Administrator is aware of a material conflict of interest involving Wells Fargo/Wells Capital Management or any of its affiliates regarding a proxy that has been forwarded to him or her, the Proxy Administrator will return the proxy to ISS to be voted in conformance with the voting guidelines of ISS. Voting decisions made by the Proxy Administrator will be reported to ISS to ensure that the vote is registered in a timely manner.

     (iii) Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).

     (iv) Conflicts of Interest. Wells Capital Management has obtained a copy of ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Wells Capital Management as a result of business conducted by ISS. Wells Capital Management believes that potential conflicts of interest by ISS are minimized by these policies, procedures and practices, a copy of which is attached hereto as Appendix B. In addition, Wells Fargo and/or Wells Capital Management may have a conflict of interest regarding a proxy to be voted upon if, for example, Wells Fargo and/or Wells Capital Management or its affiliates have other relationships with the issuer of the proxy. Wells Capital Management believes that, in most instances, any material conflicts of interest will be minimized through a strict and objective application by ISS of the voting guidelines attached hereto. However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by Wells Capital Management, the Proxy Administrator shall defer to ISS to vote in conformance with the voting guidelines of ISS. In addition, the Proxy Administrator will seek to avoid any undue influence as a result of any material conflict of interest that exists between the interest of a client and Wells Capital Management or any of its affiliates. To this end, an independent fiduciary engaged by Wells Fargo will direct the Proxy Administrator on voting instructions for the Wells Fargo proxy.

     (B) ISS

     ISS has been delegated with the following responsibilities:

     (i) Research and make voting determinations in accordance with the Wells Fargo Proxy Guidelines described in Appendix A; 2

     (ii) Vote and submit proxies in a timely manner;

     (iii) Handle other administrative functions of proxy voting;

     (iv) Maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

     (v) Maintain records of votes cast; and

     (vi) Provide recommendations with respect to proxy voting matters in general.

     (C) Except in instances where clients have retained voting authority, Wells Capital Management will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

     (D) Notwithstanding the foregoing, Wells Capital Management retains final authority and fiduciary responsibility for proxy voting.


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

4. Record Retention. Wells Capital Management will maintain the following records relating to the implementation of the Procedures:

     (i) A copy of these proxy voting polices and procedures;

     (ii) Proxy statements received for client securities (which will be satisfied by relying on EDGAR or ISS);

     (iii) Records of votes cast on behalf of clients (which ISS maintains on behalf of Wells Capital Management);

     (iv) Records of each written client request for proxy voting records and Wells Capital Management's written response to any client request (written or oral) for such records; and

     (v) Any documents prepared by Wells Capital Management or ISS that were material to making a proxy voting decision.

     Such proxy voting books and records shall be maintained at an office of Wells Capital Management in an easily accessible place for a period of five years.

5. Disclosure of Policies and Procedures. Wells Capital Management will disclose to its clients a summary description of its proxy voting policy and procedures via mail. A detail copy of the policy and procedures will be provided to clients upon request by calling 1-800-736-2316. It is also posted on Wells Capital Management website at www.wellscap.com.

     Wells Capital Management will also provide proxy statements and any records as to how we voted proxies on behalf of client upon request. Clients may contact us at 1-800-736-2316 or by e-mail at http://www.wellscap.com/contactus/index.html to request a record of proxies voted on their behalf.

     Except as otherwise required by law, Wells Capital Management has a general policy of not disclosing to any issuer or third party how its client proxies are voted.

January 21, 2006

                                   APPENDIX A

                WELLS FARGO BANK PROXY GUIDELINES AND PHILOSOPHY
                                    FOR 2006

                                  INTRODUCTION

Wells Fargo Trust has adopted a system-wide philosophy statement and guidelines for voting of proxies for fiduciary and agency accounts where we have sole voting authority or joint voting authority (with other fiduciaries or co-actors).

The voting of proxies is the responsibility of the Wells Fargo Proxy Committee, which is appointed each year by the Trust Operating Committee (TOC). A monthly review and approval of voting activity is the responsibility of the Trust Investment Committee (TIC).

Most Wells Fargo fiduciary entities have appointed Institutional Shareholder Services (ISS) as their agent to vote proxies, following Wells Fargo guidelines to assure consistent application of the philosophy and voting guidelines and for efficiency of operations and processing since we share a single system and processing capability. Wells Fargo Bank administers the proxy voting process, including development and maintenance of proxy voting guidelines.

                             PROXY POLICY STATEMENT

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A. Proxies relating to fiduciary accounts must be voted for the exclusive benefit of the trust beneficiary. Proxy votes should be cast based upon an analysis of the impact of any proposal on the economic value of the stock during the time the stock is intended to be held by a fiduciary account.

B. Because the acquisition and retention of a security reflects confidence in management's ability to generate acceptable returns for the shareholder, certain proxy issues involving corporate governance should be voted as recommended by management. These issues are listed in the proxy guidelines incorporated in this document.

C. We encourage the Board of Directors to request powers which can be used to enhance the economic value of the stock by encouraging negotiation with a potential acquirer or by discouraging coercive and undervalued offers:

     1. The decision as to whether or not a Board of Directors should be granted these powers will be based upon:

          - an evaluation of the independence of the Board, as defined by the stock exchange in which the stock is traded, in its attempt to maximize shareholder value and,

          - upon an evaluation that the specific power being requested is reasonable in light of our objective to maximize the economic value of the stock and is not, in itself, abusive.

     Proxy issues that will be evaluated and voted in accordance with this standard are listed in the guidelines.

     2. We will evaluate proposals where a Board of Directors has requested a change in their powers of corporate governance that increase the powers of the Board with respect to potential acquisition transactions as follows:

     a. An evaluation will be made of the Board's independence and performance as determined by a review of relevant factors including:

          1.   Length of service of senior management

          2.   Number/percentage of outside directors

          3.   Consistency of performance (EPS) over the last five years

          4.   Value/growth of shares relative to industry/market averages

          5. Clear evidence of management and/or strategy changes implemented by the Board which are designed to improve company performance and shareholder value

     b. If the Board is viewed to be independent and the financial performance of the Company has been good:

          1. An evaluation will be made as to the appropriateness of the power or change being requested, if properly exercised, to enhance the economic value of the stock.

          2. If the provision itself is not viewed to be unnecessary or abusive (irrespective of the manner in which it may be exercised), then the proxy will be voted in favor of such proposal.

     c. If the Board is not viewed as independent, or the performance of the Company has not been good, or if the proposal is determined to be inappropriate, unnecessary, unusual, or abusive, the proxy will be voted against such proposal.

     d. If the Proxy Committee deems it appropriate, the Company may be offered the opportunity to present the Board's and management's position to the Committee.

D. Our process for evaluating shareholder proposals will be as follows:

     1. If the proposal relates to issues that do not have a material economic impact on the value of the stock, the proxy will be voted as recommended by management.

     2. If the proposal has a potential economic impact on the value of the stock, the analysis outlined in paragraph C.2 above will be made. If the Board is viewed as independent and the financial performance of the Company has been good, then the proxy will be voted as recommended by management.

     3. Standard shareholder proposals will be voted as indicated on Exhibit C.

E. The Proxy Committee will ensure that adequate records are maintained which reflect (i) how and pursuant to which guidelines proxies are voted, (ii) that proxies and holdings are being reconciled, and (iii) whether reasonable efforts are being made to obtain any missing proxies.

F. This Proxy Policy Statement may be disclosed to any current or prospective trust customer or beneficiary. Disclosure of proxy voting in specific accounts shall be made when requested by the plan sponsor, beneficiary, grantor, owner, or any other person with a beneficial interest in the account.

G. Wells Fargo Bank employs Institutional Shareholder Services (ISS) as its proxy voting agent, responsible for analyzing proxies and recommending a voting position consistent with the Wells Fargo Proxy Guidelines. On issues where the Wells Fargo Proxy Guidelines are silent, Wells Fargo Bank will defer to the ISS Proxy Guidelines, particularly in the case of global proxy issues. The Wells Fargo Proxy Committee is responsible for the final decision on the voting of all proxies for Wells Fargo Bank.

H. The Wells Fargo Proxy Committee has taken the following steps to ensure that material conflicts of interest are avoided between the interests of the client (fund shareholders and trust beneficiaries), on the one hand, and the investment adviser, corporation, principal underwriter, or an affiliated person of the trust account, fund, its investment adviser or principal underwriter, on the other hand.

     1. The Wells Fargo Proxy Committee requires that all proxies relating to fiduciary accounts must be voted for the exclusive benefit of the fund shareholder and trust beneficiary.

     2. The Wells Fargo Proxy Committee has adopted system-wide, written proxy guidelines and procedures for voting proxies to ensure consistency in voting proxies across all accounts.

     3. Wells Fargo has hired ISS as our proxy-voting agent in analyzing and recommending a voting position on all proxies (based on the Wells Fargo Proxy Guidelines) to ensure independence and consistency in analysis, interpretation and implementation of the proxy voting process.

     4. Wells Fargo hires an independent fiduciary to direct the Wells Fargo Proxy Committee on voting instructions for the Wells Fargo proxy.

     5. Proxy guidelines, which are implemented on a case-by-case basis, are evaluated consistently across proxies on the basis of rigid, quantifiable thresholds.

     6. The Wells Fargo organization has a wall of confidentiality between the commercial bank and its lending activities and the fiduciary responsibilities within the trust world.

     7. Proxy voting recommendations are not shared with senior management of Wells Fargo prior to casting our proxy vote, plus senior management has expressly requested that they not be informed on proxy voting issues.

     8. The Wells Fargo Proxy Committee has final authority in exercising our fiduciary responsibility of voting proxies.

     9. The Wells Fargo proxy voting record is available for review by the client.

Uncontested Election of Directors or Trustees

WFB will generally vote for all uncontested director or trustee          FOR
nominees. The Nominating Committee is in the best position to select nominees who are available and capable of working well together to oversee management of the company. WFB will not
require a performance test for directors.

WFB will generally vote for reasonably crafted shareholder               FOR
proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors, unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard.

WFB will withhold votes for a director if the nominee fails to        WITHHOLD
attend at least 75% of the board and committee meetings without a valid excuse.

WFB will vote against routine election of directors if any of the      AGAINST
following apply: company fails to disclose adequate information in a timely manner, serious issues with the finances,
questionable transactions, conflicts of interest, record of
abuses against minority shareholder interests, bundling of
director elections, and/or egregious governance practices.

WFB will withhold votes from the entire board (except for new         WITHHOLD
nominees) where the director(s) receive more than 50% withhold votes out of those cast and the issue that was the underlying cause of the high level of withhold votes has not been addressed.

WFB will withhold votes from audit committee members when a           WITHHOLD
material weakness in the effectiveness of their internal controls rises to a level of serious concern, as indicated by disclosures required under Section 404 of the Sarbanes-Oxley Act.

Ratification of Auditors

WFB will vote against auditors and withhold votes from audit          AGAINST/
committee members if non-audit fees are greater than audit fees,      WITHHOLD
audit-related fees, and permitted tax fees, combined. WFB will follow the disclosure categories being proposed by the SEC in applying the above formula.

With the above exception, WFB will generally vote for proposals          FOR
to ratify auditors unless:

-    an auditor has a financial interest in or association with        AGAINST
     the company, and is therefore not independent, or

-    there is reason to believe that the independent auditor has       AGAINST
     rendered an opinion that is neither accurate nor indicative of the company's financial position.

WFB will vote against proposals that require auditors to attend        AGAINST
annual meetings as auditors are regularly reviewed by the board audit committee, and such attendance is unnecessary.

WFB will consider shareholder proposals requiring companies to      CASE-BY-CASE
prohibit their auditors from engaging in non-audit services on a case-by-case basis (or cap level of non-audit services).

WFB will vote for shareholder proposals requesting a shareholder         FOR
vote for audit firm ratification.

WFB will vote against shareholder proposals asking for audit firm      AGAINST
rotation. This practice is viewed as too disruptive and too
costly to implement for the benefit achieved.

For foreign corporations, WFB will consider on a case-by-case       CASE-BY-CASE
basis if the auditors are being changed without an explanation, or if the nonaudit-related fees are substantial or in excess of standard audit fees, as the importance of maintaining the
independence of the audit function is important.

Specifically for Japan, WFB will consider voting against the           AGAINST
appointment of independent internal statutory auditors if they have served the company in any executive capacity, or can be considered affiliated in any way. Japan enacted laws in 1993, which call for the establishment of a three-member audit
committee of independent auditors.

Specifically for Japan, WFB will classify any proposed amendment to companies' articles of incorporation lengthening the internal auditors' term in office to four years from three years as a negative provision. Since this is mandated by law, this amendment would not warrant an automatic vote recommendation against.

Directors and Auditor's Reports

For foreign corporations, WFB will generally vote for proposals          FOR
to approve directors' and auditors' reports, unless:

-    there are concerns about the accuracy of the accounts             AGAINST
     presented or the auditing procedures used;

-    the company is not responsive to shareholder questions about      AGAINST
     specific items that should be publicly disclosed.

The directors' report usually includes a review of the company's performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company. Shareholders can find reference to any irregularities or problems with the company in the auditors report.

Company Name Change/Purpose

WFB will vote for proposals to change the company name as                FOR
management and the board is best suited to determine if such change in company name is necessary.

However, where the name change is requested in connection with a    CASE-BY-CASE
reorganization of the company, the vote will be based on the merits of the reorganization.

In addition, WFB will generally vote for proposals to amend the          FOR
purpose of the company. Management is in the best position to know whether the description of what the company does is
accurate, or whether it needs to be updated by deleting, adding or revising language.

Employee Stock Purchase Plans/401(k) Employee Benefit Plans

WFB will vote for proposals to adopt, amend or increase                  FOR
authorized shares for employee stock purchase plans and 401(k)
plans for employees as properly structured plans enable employees to purchase common stock at a slight discount and thus own a beneficial interest in the company, provided that the total cost of the company's plan is not above the allowable cap for the company.

Similarly, WFB will generally vote for proposals to adopt or             FOR
amend thrift and savings plans, retirement plans, pension plans and profit plans.

Approve Other Business

WFB will generally vote for proposals to approve other business.         FOR
This transfer of authority allows the corporation to take certain ministerial steps that may arise at the annual or special
meeting.

However, WFB retains the discretion to vote against such               AGAINST
proposals if adequate information is not provided in the proxy statement, or the measures are significant and no further
approval from shareholders is sought.

Independent Board Chairman

WFB will vote against proposals requiring that the positions of        AGAINST
chairman and CEO be held separately.

WFB would prefer to see the chairman and chief executive positions be held by different individuals. However, separation of the two positions may not be in shareholders' best interests if the company has a limited roster of executive officers, or a recently organized company may need to combine these positions temporarily. It should also be noted that we support independence and would support a lead independent director. However, separating the chairman and CEO in most companies would be too disruptive to the company.

Specifically in the U.K., WFB will vote against a director             AGAINST
nominee who is both chairman and CEO if there is no adequate justification provided by the company.

Independent Board of Directors/Board Committees

WFB will vote for proposals requiring that two-thirds of the             FOR
board be independent directors, unless the board is effectively in compliance with the request based on the definition of
independence established by the stock exchange in which the stock is traded. An independent board faces fewer conflicts and is best prepared to protect stockholders' interests.

WFB will withhold votes from insiders and affiliated outsiders on     WITHHOLD
boards that are not at least majority independent.

WFB will withhold votes from compensation committee members where     WITHHOLD
there is a pay-for-performance disconnect (for Russell 3000
companies).

WFB will vote for proposals requesting that the board audit,             FOR
compensation and/or nominating committees be composed of
independent directors, only. Committees should be composed
entirely of independent directors in order to avoid conflicts of interest.

WFB will withhold votes from any insiders or affiliated outsiders     WITHHOLD
on audit, compensation or nominating committees. WFB will
withhold votes from any insiders or affiliated outsiders on the board if any of these key committees has not been established.

Specifically in Canada, WFB will insert strong language in our analyses to highlight our disapproval of the 'single-slate' approach and call on companies to unbundle the director nominees up for election/reelection.

Specifically in France, Management may propose a different board    CASE-BY-CASE
structure. The French Commercial Code gives companies three
options in respect to their board structure. WFB will examine these proposals on a case-by-case basis.

Specifically in Japan, in cases where a company has committed          AGAINST
some fraudulent or criminal act, WFB will vote against the
representative director(s) and individuals personally implicated in the wrongdoing.

In addition, WFB will vote against proposals asking the board to       AGAINST
address the issue of board diversity.

WFB will vote against proposals from shareholders requesting an        AGAINST
independent compensation consultant.

Minimum Stock Requirements by Directors

WFB will vote against proposals requiring directors to own a           AGAINST
minimum number of shares of company stock in order to qualify as a director, or to remain on the board. Minimum stock ownership requirements can impose an across-the-board requirement that could prevent qualified individuals from serving as directors.

Indemnification and Liability Provisions for Directors and
Officers

WFB will vote for proposals to allow indemnification of directors        FOR
and officers, when the actions taken were on behalf of the
company and no criminal violations occurred. WFB will also vote in favor of proposals to purchase liability insurance covering liability in connection with those actions. Not allowing
companies to indemnify directors and officers to the degree
possible under the law would limit the ability of the company to attract qualified individuals.

Alternatively, WFB will vote against indemnity proposals that are      AGAINST
overly broad. For example, WFB will oppose proposals to indemnify directors for acts going beyond mere carelessness, such as gross negligence, acts taken in bad faith, acts not otherwise allowed by state law or more serious violations of fiduciary obligations.

For foreign corporations, WFB will vote against providing              AGAINST
indemnity insurance to auditors as payment of such fees by the company on behalf of the auditor calls into question the
objectivity of the auditor in carrying out the audit.

Board or Management Acts

For foreign corporations, WFB will vote for the discharge of the         FOR
board and management unless:

-    there are serious questions about actions of the board or         AGAINST
     management for the year in question;

-    legal action is being taken against the board by                  AGAINST
     shareholders.

Discharge is a tacit vote of confidence in the company's corporate management and policies and does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue.

Nominee Statement in the Proxy

WFB will vote against proposals that require board nominees to         AGAINST
have a statement of candidacy in the proxy, since the proxy
statement already provides adequate information pertaining to the election of directors.

Limitation on Number of Boards a Director May Sit On

WFB will withhold votes from non-CEO directors who sit on more        WITHHOLD
than six boards. WFB does not have a restriction on the number of boards a CEO sits on.

Director Tenure/Retirement Age

WFB will vote against proposals to limit the tenure or retirement      AGAINST
age of directors as such limitations based on an arbitrary number could prevent qualified individuals from serving as directors.
However, WFB is in favor of inserting cautionary language when the average director tenure on the board exceeds 15 years for the entire board.

Board Powers/Procedures/Qualifications

WFB will consider on a case-by-case basis proposals to amend the    CASE-BY-CASE
corporation's By-laws so that the Board of Directors shall have the power, without the assent or vote of the shareholders, to make, alter, amend, or rescind the By-laws, fix the amount to be reserved as working capital, and fix the number of directors and what number shall constitute a quorum of the Board. In
determining these issues, WFB will rely on the proxy voting
Guidelines.

Loans to Officers

WFB will consider on a case-by-case basis proposals to authorize    CASE-BY-CASE
the corporation to make loans or to guarantee the obligations of officers of the corporation or any of its affiliates.

Adjourn Meeting to Solicit Additional Votes

WFB will examine proposals to adjourn the meeting to solicit        CASE-BY-CASE
additional votes on a case-by-case basis. As additional
solicitation may be costly and could result in coercive pressure on shareholders, WFB will consider the nature of the proposal and its vote recommendations for the scheduled meeting.

WFB will vote for this item when:

WFB is supportive of the underlying merger proposal; the company         FOR
provides a sufficient, compelling reason to support the
adjournment proposal; and the authority is limited to adjournment proposals requesting the authority to adjourn solely to solicit proxies to approve a transaction the WFB supports.

Contested Election of Directors or Trustees
Reimbursement of Solicitation Expenses

WFB will consider contested elections on a case-by-case basis,      CASE-BY-CASE
considering the following factors: long-term financial
performance of

the target company relative to its industry; management's track record; background of the proxy contest; qualifications of director or trustee nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

In addition, decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis as proxy contests are governed by a

mix of federal regulation, state law, and corporate charter and     CASE-BY-CASE
bylaw provisions.

Board Structure: Staggered vs. Annual Elections

WFB will consider the issue of classified boards on a               CASE-BY-CASE
case-by-case basis. In some cases, the division of the board into classes, elected for staggered terms, can entrench the incumbent management and make them less responsive to shareholder concerns.
On the other hand, in some cases, staggered elections may provide for the continuity of experienced directors on the Board.

For foreign corporations, WFB will vote for the elimination of           FOR
protected board seats, as all directors should be accountable to shareholders.

Removal of Directors

WFB will consider on a case-by-case basis proposals to eliminate    CASE-BY-CASE
shareholders' rights to remove directors with or without cause or only with approval of two-thirds or more of the shares entitled to vote.

However, a requirement that a 75% or greater vote be obtained for      AGAINST
removal of directors is abusive and will warrant a vote against the proposal.

Board Vacancies

WFB will vote against proposals that allow the board to fill           AGAINST
vacancies without shareholder approval as these authorizations run contrary to basic shareholders' rights.

Alternatively, WFB will vote for proposals that permit                   FOR
shareholders to elect directors to fill board vacancies.

Cumulative Voting

WFB will vote on proposals to permit or eliminate cumulative        CASE-BY-CASE
voting on a case-by-case basis based upon the existence of a counter balancing governance structure and company performance, in accordance with its proxy voting guideline philosophy.
However, if the board is elected annually we will not support cumulative voting.

Shareholders' Right To Call A Special Meeting
Shareholder Ability to Act by Written Consent

Proposals providing that stockholder action may be taken only at an

annual or special meeting of stockholder and not by written         CASE-BY-CASE
consent, or increasing the shareholder vote necessary to call a special meeting, will be voted on a case by case basis in
accordance with the proxy voting guidelines.

Board Size

WFB will vote for proposals that seek to fix the size of the             FOR
board, as the ability for management to increase or decrease the size of the board in the face of a proxy contest may be used as a takeover defense.

However, if the company has cumulative voting, downsizing the          AGAINST
board may decrease a minority shareholder's chances of electing a director.

By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the board size as a means to oust independent directors or those who cause friction within an otherwise homogenous board.

Shareholder Rights Plan (Poison Pills)

WFB will generally vote for proposals that request a company to          FOR
submit its poison pill for shareholder ratification.

WFB will withhold votes from all directors (except for new            WITHHOLD
nominees) if the company has adopted or renewed a poison pill without shareholder approval since the company's last annual meeting, does not put the pill to a vote at the current annual meeting, and does not have a requirement or does not commit to put the pill to shareholder vote within 12 months. In addition,
WFB will withhold votes on all directors at any company that responds to the majority of the shareholders voting by putting the poison pill to a shareholder vote with a recommendation other than to eliminate the pill.

Alternatively, WFB will analyze proposals to redeem a company's     CASE-BY-CASE
poison pill, or requesting the ratification of a poison pill on a case-by-case basis.

Specifically for Canadian companies, WFB will consider on a         CASE-BY-CASE
case-by-case basis poison pill plans that contain a permitted bid feature as they require shareholder ratification of the pill and a sunset provisions whereby the pill expires unless it is
renewed, and they specify that an all cash bid for all shares (or more recently majority of shares) that includes a fairness
opinion and evidence of financing does not trigger the bill but forces a special meeting at which the offer is put to a
shareholder vote. Also, WFB will also consider the balance of powers granted between the board and shareholders by the poison pill provisions.

Poison pills are one of the most potent anti-takeover measures and are generally adopted by boards without shareholder approval.
These plans harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board.

Fair Price Provisions

WFB will consider fair price provisions on a case-by-case basis,    CASE-BY-CASE
evaluating factors such as the vote required to approve the
proposed mechanism, the vote required to approve the proposed acquisition, the vote required to repeal the fair price
provision, and the mechanism for determining the fair price.

WFB will vote against fair price provisions with shareholder vote      AGAINST
requirements of 75% or more of disinterested shares.

Greenmail

WFB will generally vote in favor of proposals limiting the               FOR
corporation's authority to purchase shares of common stock (or other outstanding securities) from a holder of a stated interest
(5% or more) at a premium unless the same offer is made to all shareholders. These are known as "anti-greenmail" provisions.
Greenmail discriminates against rank-and-file shareholders and may have an adverse effect on corporate image.

If the proposal is bundled with other charter or bylaw              CASE-BY-CASE
amendments, WFB will analyze such proposals on a case-by-case basis. In addition, WFB will analyze restructurings that involve the payment of pale greenmail on a case-by-case basis.

Voting Rights

WFB will vote for proposals that seek to maintain or convert to a        FOR
one-share, one-vote capital structure as such a principle ensures that management is accountable to all the company's owners.

Alternatively, WFB will vote against any proposals to cap the          AGAINST
number of votes a shareholder is entitled to. Any measure that places a ceiling on voting may entrench management and lessen its interest in maximizing shareholder value.

Dual Class/Multiple-Voting Stock

WFB will vote against proposals that authorize, amend or increase      AGAINST
dual class or multiple-voting stock which may be used in
exchanges or recapitalizations. Dual class or multiple-voting stock carry unequal voting rights, which differ from those of the broadly traded class of common stock.

Alternatively, WFB will vote for the elimination of dual class or        FOR
multiple-voting stock, which carry different rights than the common stock.

For foreign corporations, WFB will vote for proposals that create        FOR
preference shares, provided the loss of voting rights is
adequately compensated with a higher dividend and the total
amount of preference share capital is not greater than 50% of the total outstanding. Preference shares are a common and legitimate form of corporate financing and can enhance shareholder value.

Supermajority Vote Provisions

WFB will generally consider on a case-by-case basis proposals to    CASE-BY-CASE
increase the shareholder vote necessary to approve mergers,
acquisitions, sales of assets etc. and to amend the corporation's charter or by-laws. The factors considered are those specified in the proxy guidelines.

However, a supermajority requirement of 75% or more is abusive         AGAINST
and WFB will vote against proposals that provide for them.

Supermajority vote provisions require voting approval in excess of a simple majority of the outstanding shares for a proposal.
Companies may include supermajority lock-in provisions, which occur when changes are made to a corporation's governing documents, and once approved, a supermajority vote is required to amend or repeal the changes.

Confidential Voting

WFB will vote for proposals to adopt confidential voting.                FOR

Vote Tabulations

WFB will vote against proposals asking corporations to refrain         AGAINST
from counting abstentions and broker non-votes in their vote tabulations and to eliminate the company's discretion to vote unmarked proxy ballots. Vote counting procedures are determined by a number of different standards, including state law, the federal proxy rules, internal corporate policies, and mandates of the various stock exchanges.

Specifically in Japan, WFB will vote against management proposals      AGAINST
amending their articles to relax their quorum requirement for special resolutions (including mergers, article amendments, and option plans) from one-half to one-third of issued capital
(although such resolutions would still require two-thirds
majority of votes cast).

Equal Access to the Proxy

WFB will evaluate Shareholder proposals requiring companies to      CASE-BY-CASE
give shareholders access to the proxy ballot for the purpose of nominating board members, on a case-by-case basis taking into account the ownership threshold proposed in the resolution and the proponent's rationale for the proposal at the targeted
company in terms of board and director conduct.

Disclosure of Information

WFB will vote against shareholder proposals requesting fuller          AGAINST
disclosure of company policies, plans, or business practices.
Such proposals rarely enhance shareholder return and in many cases would require disclosure of confidential business
information.

Annual Meetings

WFB will vote for proposals to amend procedures or change date or        FOR
location of the annual meeting. Decisions as to procedures, dates
or

locations of meetings are best placed with management.

Alternatively, WFB will vote against proposals from shareholders       AGAINST
calling for a change in the location or date of annual meetings as no date or location proposed will be acceptable to all
shareholders.

WFB will generally vote in favor of proposals to reduce the              FOR
quorum necessary for shareholders' meetings, subject to a minimum of a simple majority of the

company's outstanding voting shares.

Shareholder Advisory Committees/Independent Inspectors

WFB will vote against proposals seeking to establish shareholder       AGAINST
advisory committees or independent inspectors. The existence of such bodies dilutes the responsibility of the board for managing the affairs of the corporation.

Technical Amendments to the Charter of Bylaws

WFB will generally vote in favor of charter and bylaw amendments         FOR
proposed solely to conform with modern business practices, for simplification, or to comply with what management's counsel
interprets as applicable law.

However, amendments that have a material effect on shareholder's    CASE-BY-CASE
rights will be considered on a case-by-case basis.

Bundled Proposals

WFB will vote for bundled or "conditional" proxy proposals on a     CASE-BY-CASE
case-by-case basis, as WFB will examine the benefits and costs of the packaged items, and determine if the effect of the
conditioned items are in the best interests of shareholders.

Common Stock Authorizations/Reverse Stock Splits/Forward Stock
Splits

WFB will follow the ISS capital structure model in evaluating       CASE-BY-CASE
requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, WFB will evaluate the request on a case-by-case basis, potentially voting for the
proposal based on the company's performance and whether the
company's ongoing use of shares has shown prudence. Further, the company should identify what the stock increases are to be used for, i.e. a proposed stock split, issuance of shares for
acquisitions, or for general business purposes.

Also to be considered is whether the purpose of the proposed           AGAINST
increase is to strengthen takeover defenses, in which case WFB will vote against the proposal. Such increases give management too much power and are beyond what a company would normally need during the course of a year. They may also allow management to freely place the shares with an allied institution or set the terms and prices of the new shares.

For reverse stock splits, WFB will generally vote for proposals          FOR
to implement the split provided the number of authorized common shares is reduced to a level that does not represent an
unreasonably large increase in authorized but unissued shares.
The failure to reduce authorized shares proportionally to any reverse split has potential adverse anti-takeover consequences.
However, such circumstances may be warranted if delisting of the company's stock is imminent and would result in greater harm to shareholders than the excessive share authorization.

WFB will evaluate "Going Dark" transactions, which allow listed     CASE-BY-CASE
companies to de-list and terminate the registration of their common stock on a case-by-case basis, determining whether the transaction enhances shareholder value.

WFB will generally vote in favor of forward stock splits.                FOR

Dividends

WFB will vote for proposals to allocate income and set dividends.        FOR

WFB will also vote for proposals that authorize a dividend               FOR
reinvestment program as it allows investors to receive additional stock in lieu of a cash dividend.

However, if a proposal for a special bonus dividend is made that       AGAINST
specifically rewards a certain class of shareholders over
another, WFB will vote against the proposal.

WFB will also vote against proposals from shareholders requesting      AGAINST
management to redistribute profits or restructure investments.
Management is best placed to determine how to allocate corporate earnings or set dividends.

In addition, WFB will vote for proposals to set director fees.           FOR

Reduce the Par Value of the Common Stock

WFB will vote for proposals to reduce the par value of common            FOR
stock.

Preferred Stock Authorization

WFB will generally vote for proposals to create preferred stock          FOR
in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting
rights, or where the stock may be used to consummate beneficial acquisitions, combinations or financings.

Alternatively, WFB will vote against proposals to authorize or         AGAINST
issue preferred stock if the board has asked for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover purposes without shareholder approval (blank check preferred stock).

In addition, WFB will vote against proposals to issue preferred        AGAINST
stock if the shares to be used have voting rights greater than those available to other shareholders.

WFB will vote for proposals to require shareholder approval of           FOR
blank check preferred stock issues for other than general
corporate purposes (white squire placements).

Finally, WFB will consider on a case-by-case basis proposals to     CASE-BY-CASE
modify the rights of preferred shareholders and to increase or decrease the dividend rate of preferred stock.

Reclassification of Shares

WFB will consider proposals to reclassify a specified class or      CASE-BY-CASE
series of shares on a case-by-case basis.

Preemptive Rights

WFB will generally vote for proposals to eliminate preemptive            FOR
rights. Preemptive rights are unnecessary to protect shareholder interests due to the size of most modern companies, the number of investors and the liquidity of trading.

In addition, specifically for foreign corporations, WFB will vote        FOR
for issuance requests with preemptive rights to a maximum of 100%
over current issued capital. In addition, WFB will vote for
issuance requests without preemptive rights to a maximum of 20%
of currently issued capital. These requests are for the creation of pools of capital with a specific purpose and cover the full range of corporate financing needs.

Share Repurchase Plans

WFB will vote for share repurchase plans, unless:                        FOR

-    there is clear evidence of past abuse of the authority; or        AGAINST

-    the plan contains no safeguards against selective buy-backs.      AGAINST

Corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

Executive and Director Compensation Plans

WFB will analyze on a case-by-case basis proposals on executive     CASE-BY-CASE
or director compensation plans, with the view that viable
compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value. Such proposals may seek shareholder approval to adopt a new plan, or to increase shares reserved for an existing plan.

WFB will review the potential cost and dilutive effect of the            FOR
plan. After determining how much the plan will cost, ISS
(Institutional Shareholder Services) evaluates whether the cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-base, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is below the allowable cap, WFB will vote for the plan. ISS will also apply a pay for

performance overlay in assessing equity-based compensation plans for Russell 3000 companies.

If the proposed cost is above the allowable cap, WFB will vote         AGAINST
against the plan.

Among the plan features that may result in a vote against the          AGAINST
plan are:

- plan administrators are given the authority to reprice or replace underwater options; repricing guidelines will conform to changes in the NYSE and NASDAQ listing rules.

WFB will vote against equity plans that have high average              AGAINST
three-year burn rate. (The burn rate is calculated as the total number of stock awards and stock options granted any given year divided by the number of common shares outstanding.) WFB will define a high average three-year burn rate as the following: The company's most recent three-year burn rate exceeds one standard deviation of its four-digit GICS peer group segmented by Russell
3000 index and non-Russell 3000 index; and the company's most recent three-year burn rate exceeds 2% of common shares
outstanding. For companies that grant both full value awards and stock options to their employees, WFB shall apply a premium on full value awards for the past three fiscal years.

Even if the equity plan fails the above burn rate, WFB will vote         FOR
for the plan if the company commits in a public filing to a
three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation. If the company fails to fulfill its burn rate commitment, WFB will consider withholding from the members of the compensation committee.

WFB will calculate a higher award value for awards that have        CASE-BY-CASE
Dividend Equivalent Rights (DER's) associated with them.

WFB will generally vote for shareholder proposals requiring         CASE-BY-CASE
performance-based stock options unless the proposal is overly restrictive or the company demonstrates that it is using a
substantial portion of performance-based awards for its top
executives.

WFB will vote for shareholder proposals asking the company to            FOR
expense stock options, as a result of the FASB final rule on expensing stock options.

WFB will generally vote for shareholder proposals to exclude             FOR
pension fund income in the calculation of earnings used in
determining executive bonuses/compensation.

WFB will withhold votes from compensation committee members if        WITHHOLD
they fail to submit one-time transferable stock options (TSO's)
to shareholders for approval.

WFB will generally vote for TSO awards within a new equity plan          FOR
if the total cost of the equity plan is less than the company's allowable cap.

WFB will generally vote against shareholder proposals to ban           AGAINST
future stock option grants to executives. This may be supportable in extreme

cases where a company is a serial repricer, has a huge overhang, or has a highly dilutive, broad-based (non-approved) plans and is not acting to correct the situation.

WFB will evaluate shareholder proposals asking companies to adopt holding

periods for their executives on a case-by-case basis taking into    CASE-BY-CASE
consideration the company's current holding period or officer share ownership requirements, as well as actual officer stock ownership in the company.

For certain OBRA-related proposals, WFB will vote for plan          CASE-BY-CASE
provisions that (a) place a cap on annual grants or amend
administrative features, and (b) add performance criteria to existing compensation plans to comply with the provisions of
Section 162(m) of the Internal Revenue Code.

In addition, director compensation plans may also include stock     CASE-BY-CASE
plans that provide directors with the option of taking all or a portion of their cash compensation in the form of stock. WFB will consider these plans based on their voting power dilution.

WFB will generally vote for retirement plans for directors.              FOR

Specifically in Japan, WFB will vote against option plans/grants       AGAINST
to directors or employees of "related companies," even though they meet our criteria for dilution and exercise price, without adequate disclosure and justification.

Specifically in the U.K., WFB will vote against directors who          AGAINST
have service contracts of three years, which exceed best practice and any change-in-control provisions. Management may propose director nominees who have service contracts that exceed the
Combined Code's recommendation of one-year. (The exceptions to the code would be in cases of new recruits with longer notice or contract periods, which should, however, be reduced after the initial period.)

WFB will evaluate compensation proposals (Tax Havens) requesting    CASE-BY-CASE
share option schemes or amending an existing share option scheme on a case-by-case basis.

Stock options align management interests with those of shareholders by motivating executives to maintain stock price appreciation. Stock options, however, may harm shareholders by diluting each owner's interest. In addition, exercising options can shift the balance of voting power by increasing executive ownership.

Bonus Plans

WFB will vote for proposals to adopt annual or long-term cash or         FOR
cash-and-stock bonus plans on a case-by-case basis. These plans enable companies qualify for a tax deduction under the provisions of Section

162(m) of the IRC. Payouts under these plans may either be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. WFB will consider whether the plan is comparable to plans adopted by companies of similar size in the company's industry and whether it is justified by the company's performance.

For foreign companies, proposals to authorize bonuses to directors and statutory

auditors who are retiring from the board will be considered on a    CASE-BY-CASE
case-by-case basis.

Deferred Compensation Plans

WFB will generally vote for proposals to adopt or amend deferred         FOR
compensation plans as they allow the compensation committee to tailor the plan to the needs of the executives or board of
directors, unless

- the proposal is embedded in an executive or director compensation plan that is contrary to guidelines

Disclosure on Executive or Director Compensation
Cap or Restrict Executive or Director Compensation

WFB will generally vote for shareholder proposals requiring              FOR
companies to report on their executive retirement benefits
(deferred compensation, split-dollar life insurance, SERPs, and pension benefits.

WFB will generally vote for shareholder proposals requesting to          FOR
put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits beyond what is offered under
employee-wide plans.

WFB will generally vote against proposals that (a) seek                AGAINST
additional disclosure of information on executive or director's pay, or (b) seek to limit executive and director pay.

Golden and Tin Parachutes

WFB will vote for proposals that seek shareholder ratification of        FOR
golden or tin parachutes as shareholders should have the
opportunity to approve or disapprove of these severance
agreements.

Alternatively, WFB will examine on a case-by-case basis proposals   CASE-BY-CASE
that seek to ratify or cancel golden or tin parachutes. Effective parachutes may encourage management to consider takeover bids more fully and may also enhance employee morale and productivity.
Among the arrangements that will be considered on their merits are:

- arrangements guaranteeing key employees continuation of base salary for more than three years or lump sum payment of more than three times base salary plus retirement benefits;

- guarantees of benefits if a key employee voluntarily terminates;

- guarantees of benefits to employees lower than very senior management; and

-    indemnification of liability for excise taxes.

By contrast, WFB will vote against proposals that would guarantee      AGAINST
benefits in a management-led buyout.

Reincorporation

WFB will evaluate a change in a company's state of incorporation    CASE-BY-CASE
on a case-by-case basis. WFB will analyze the valid reasons for the proposed move, including restructuring efforts, merger
agreements, and tax or incorporation fee savings. WFB will also analyze proposed changes to the company charter and differences between the states' corporate governance laws.

States have adopted various statutes intended to encourage          CASE-BY-CASE
companies to incorporate in the state. These may include state takeover statutes, control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price
provisions, and disgorgement provisions. WFB will examine
reincorporations on a case-by-case in light of these statutes and in light of the corporate governance features the company has adopted to determine whether the reincorporation is in
shareholders' best interests.

In addition, WFB will also examine poison pill endorsements,        CASE-BY-CASE
severance pay and labor contract provisions, and anti-greenmail provisions in the context of a state's corporate governance laws on a case-by-case basis.

WFB will evaluate shareholder proposals requiring offshore          CASE-BY-CASE
companies to reincorporate into the United States on a
case-by-case basis.

Reincorporation proposals may have considerable implications for shareholders, affecting the company's takeover defenses and possibly its corporate structure and rules of governance.

Stakeholder Laws

WFB will vote against resolutions that would allow the Board to        AGAINST
consider stakeholder interests (local communities, employees, suppliers, creditors, etc.) when faced with a takeover offer.

Similarly, WFB will vote for proposals to opt out of stakeholder         FOR
laws, which permit directors, when taking action, to weight the interests of constituencies other than shareholders in the
process of corporate decision-making. Such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.

Mergers/Acquisitions and Corporate Restructurings

WFB will consider proposals on mergers and acquisitions on a        CASE-BY-CASE
case-by-case basis. WFB will determine if the transaction is in the best economic interests of the shareholders. WFB will take into account the following

factors:

-    anticipated financial and operating benefits;

-    offer price (cost versus premium);

-    prospects for the combined companies;

-    how the deal was negotiated;

- changes in corporate governance and their impact on shareholder rights.

In addition, WFB will also consider whether current shareholders    CASE-BY-CASE
would control a minority of the combined company's outstanding voting power, and whether a reputable financial advisor was
retained in order to ensure the protection of shareholders'
interests.

On all other business transactions, i.e. corporate restructuring,   CASE-BY-CASE
spin-offs, asset sales, liquidations, and restructurings, WFB will analyze such proposals on a case-by-case basis and utilize the majority of the above factors in determining what is in the best interests of shareholders. Specifically, for liquidations, the cost versus premium factor may not be applicable, but WFB may also review the compensation plan for executives managing the liquidation,

Appraisal Rights

WFB will vote for proposals to restore, or provide shareholders          FOR
with rights of appraisal.

Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions (such as mergers) the right to demand a judicial review in order to determine the fair value of their shares.

Mutual Fund Proxies

WFB will usually vote mutual fund proxies as recommended by management. Proposals may include, and are not limited to, the following issues:

- eliminating the need for annual meetings of mutual fund shareholders;

- entering into or extending investment advisory agreements and management contracts;

- permitting securities lending and participation in repurchase agreements;

-    changing fees and expenses; and

-    changing investment policies.                                       FOR

An investment advisory agreement is an agreement between a mutual fund and its financial advisor under which the financial advisor provides investment advice to the fund in return for a fee based on the fund's net asset size. Most agreements require that the particular fund pay the advisor a fee constituting a small percentage of the fund's average net daily assets. In exchange for this consideration, the investment advisor manages the fund's account, furnishes investment advice, and provides office space and facilities to the fund. A new investment advisory agreement may be necessitated by the merger of the advisor or the advisor's corporate parent.

Fundamental investment restrictions are limitations within a fund's articles of incorporation that limit the investment practices of the particular fund. As fundamental, such restrictions may only be amended or eliminated with shareholder approval. Non-fundamental investment restrictions may be altered by action of the board of trustees.

Distribution agreements are agreements authorized by guidelines established under the Investment Company Act of 1940 and, in particular, Rule
12b-1 thereunder, between a fund and its distributor, which provide that the distributor is paid a monthly fee to promote the sale of the fund's shares.

Reorganizations of funds may include the issuance of shares for an acquisition of a fund, or the merger of one fund into another for purposes of consolidation.

The mutual fund industry is one of the most highly regulated industries, as it is subject to: individual state law under which the company is formed; the federal Securities Act of 1933; the federal Securities Exchange Act of 1934; and the federal
Investment Company Act of 1940.

   Social and Environmental Proposals

WFB will generally vote against social and environmental               AGAINST
proposals by shareholders as their impact on share value can rarely be anticipated with any degree of confidence. Proposals that limit the business activity or capability of the company or result in significant costs do not benefit shareholder value.

Social and environmental issues that may arise include:

-    Energy and Environment

-    Repressive Regimes and Foreign Labor Practices (South
     Africa, Northern Ireland, China)

-    Military Business

-    Maquiladora Standards & International Operations Policies

-    World Debt Crisis

-    Equal Employment Opportunity & Discrimination

-    Animal Rights

-    Product Integrity and Marketing

-    Human Resources Issues

-    Political and Charitable Contributions

-    Reference to Sexual Orientation

-    Pollution or Climate Change

-    Genetically Engineered Ingredients/Seeds

-    Board Diversity

-    Arctic National Wildlife Refuge

-    Greenhouse Gas Emissions

-    Renewable Energy Sources

-    Kyoto Compliance

-    Land Use

-    Nuclear Safety

-    Concentrated Animal Feeding Operations

-    Enhanced Environmental Reporting On Operations In Protected
     Areas

-    Toxic Chemicals

-    Drug Importation

-    Political Contributions

-    Animal Testing

-    Drug Pricing

PARTC: OTHER INFORMATION

ITEM 23. EXHIBITS


(a)(1) Articles of Incorporation -Previously filed on April 26, 1983 as Exhibit 1 to Post-Effective Amendment No. 24 to this Registration Statement, and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
     0000950109-97-001341) on February 14, 1997.


(a)(2) Articles of Amendment to the Articles of Incorporation is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 52 on Form N-1 A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.


(a)(3) Articles of Amendment to the Articles of Incorporation is is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.



(b) By-Laws - Previously filed on August 27, 1992 as Exhibit 2 to Post-Effective Amendment No. 37 to this Registration Statement, and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
     0000950109-97-001341) on February 14, 1997.


(c) None (outstanding shares of common stock are recorded on the books and records of the Registrant - Certificates of stock are not issued).

(d)(1) Investment Advisory Agreement between the Registrant and Independence Capital Management, Inc. is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21,2000.


(d)(2) Amendment to the Investment Advisory Agreement between the Registrant and Independence Capital Management, Inc. is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25,2002.



(d)(3) Sub-Advisory Agreement between Independence Capital Management, Inc. and Bjurman, Barry & Associates with respect to the Small Cap Growth Fund is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
     0000950116-05-001497) on April 27,2005.


(d)(4) Sub-Advisory Agreement between Independence Capital Management, Inc. and Turner Investment Partners, Inc. with respect to the Mid Cap Growth Fund is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 49 on Form N-1 A (File Nos. 2-77284 and 811-03459), as filed with the

     Securities and Exchange Commission via EDGAR (Accession No.
     0000950116-00-000942) on April 21,2000.


(d)(5) Sub-Advisory Agreement between Independence Capital Management Inc. and Lord, Abbett & Co. LLC with respect to the Large Cap Value and Strategic Value Funds is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27,2005.



(d)(6) Sub-Advisory Agreement between Independence Capital Management, Inc. and Wells Capital Management, Incorporated with respect to the Index 500 Fund is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-000942) on April 21,2000.



(d)(7) Sub-Advisory Agreement between Independence Capital Management Inc. and Neuberger Berman Management Inc. with respect to the Mid Cap Value Fund is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 49 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
     0000950116-00-000942) on April 21,2000.



(d)(8) Sub-Advisory Agreement between Independence Capital Management, Inc. and Goldman Sachs Asset Management, L.P. with respect to the Small Cap Value Fund is incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27,2005.



(d)(9) Sub-Advisory Agreement between Independence Capital Management, Inc. and
     T. Rowe Price Associates, Inc. with respect to the Flexibly Managed, High Yield Bond and Growth Stock Funds is incorporated by reference to Exhibit
     (d)(9) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27,2005.


(d)(10) Sub-Advisory Agreement between Independence Capital Management, Inc. and Vontobel Asset Management, Inc. with respect to the International Equity Fund is incorporated by reference to the Registrant's Post-Effective Amendment No. 47 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 000950116-99-000315) on February 26, 1999.


(d)(11) Amendment to Sub-Advisory Agreement between Independence
     Capital Management, Inc. and Vontobel Asset Management, Inc. with respect to the International Equity Fund is filed herewith.



(d)(12) Sub-Advisory Agreement between Independence Capital Management Inc. and ABN AMRO Asset Management, Inc. with respect to the Large Cap Growth Fund is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27,2005.



(d)(13) Sub-Advisory Agreement between Independence Capital Management and Heitman Real Estate Securities LLC with respect to the REIT Fund is incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25,2002.



(d)(14) Amendment to Sub-Advisory Agreement between Independence Capital Management, Inc. and Heitman Real Estate Securities LLC with respect to the REIT Fund is filed herewith.


(e) None. Common stock of the Registrant is sold only to The Penn Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

(f)  None.


(g)(1) Amended and Restated Custodian Agreement between the Registrant and Provident National Bank - Previously filed on April 26, 1993 as Exhibit 8(a) to Post-Effective Amendment No. 38 to this Registration Statement, and incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.



(g)(2) Amended Appendix A to the Amended and Restated Custodian Agreement between the Registrant and PFPC Trust Company - Incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25, 2002.



(g)(3) Form of Foreign Custody Manager Agreement between the Registrant and PNC Bank - Incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 52 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000828) on April 25,2002.



(h)(1) Amended and Restated Administrative and Corporate Services Agreement between the Registrant and The Penn Mutual Life Insurance Company is filed herewith.



(h)(2) Accounting Services Agreement between the Registrant and Provident Financial Processing Corporation - Previously filed on March 10, 1990 as
     Exhibit 9(b) to Post-Effective Amendment No. 33 to this Registration Statement, and incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.



(h)(3) Agreement between the Registrant and Provident Financial Processing Corporation on fees for services under Accounting Services Agreement -Previously filed on February 24, 1995 as Exhibit 9(c) to Post-Effective Amendment No. 43 to this Registration Statement, and incorporated by reference to Exhibit 9(c) of Post-Effective Amendment No. 44 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-001341) on February 14, 1997.

(h)(4) Amendment to the Accounting Services Agreement is filed herewith.


(i)  Opinion and Consent of Morgan, Lewis & Bockius LLP is filed herewith.

(j) Consent of KPMG LLP, independent registered public accounting firm, is filed herewith.

(k)  None.

(l)  None.

(m)  None.

(n)  Not applicable.

(o)  None.


(p)(1) Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on
     April 27, 2005.



(p)(2) Code of Ethics for Independence Capital Management, Inc. is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 56 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
     0000950116-05-001497) on April 27, 2005.



(p)(3) Code of Ethics for Bjurman, Barry & Associates is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 57 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001318) on
     April 25, 2006.


(p)(4) Code of Ethics for Turner Investment Partners, Inc. is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 56 on Form N-1 A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.


(p)(5) Code of Ethics for Lord, Abbett & Co. LLC is filed herewith.



(p)(6) Code of Ethics for Wells Capital Management Incorporated, is filed herewith.


(p)(7) Code of Ethics for Neuberger Berman Management, Inc. is filed herewith.


(p)(8) Code of Ethics for Goldman Sachs Asset Management, L.P. is filed herewith.

(p)(9) Code of Ethics for T. Rowe Price Associates, Inc. is incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 56 on Form N-1 A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.


(p)(10) Code of Ethics for Vontobel Asset Management, Inc. is incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 57 on
     Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001318) ON April 25, 2006.



(p)(11) Code of Ethics for ABN AMRO Asset Management, Inc. is filed herewith.




(p)(12) Code of Ethics for Heitman Real Estate Securities LLC is filed herewith.



(q)(1) Powers of Attorney of Messrs. Wright, Chappell, Greene and Bay-Incorporated by reference to the Registrant's Post-Effective Amendment No. 47 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000315) on February 26, 1999.



(q)(2) Power of Attorney of Charles E. Mather, III is incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 57 on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-06-001318) on April 25, 2006.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The Penn Mutual Life Insurance Company ("Penn Mutual") is the owner of 100% of the outstanding common stock of the Registrant. For further information on the ownership of the outstanding common stock of the Registrant, see "Voting Rights" in the Prospectus and "Ownership of Shares" in the Statement of Additional Information, which are incorporated hereunder by reference.

     Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Penn Insurance and Annuity Company, a Delaware corporation.

     Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Independence Capital Management., Inc., a Pennsylvania corporation, and registered investment adviser.

     Penn Mutual is the record and beneficiary owner of 100% of the outstanding common stock of The Penn Janney Fund, Inc. Penn Janney Fund, Inc. is a Pennsylvania corporation and invests in new business.

     Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of The Pennsylvania Trust Company, a Pennsylvania corporation.

     Penn Mutual is the record and beneficial owner of 95% of the outstanding common stock of Independence Square Properties, Inc., a holding corporation incorporated in Delaware.

     Independence Square Properties, Inc. is the record and beneficial owner of 100% of the outstanding common stock of WPI Investment Company, a Delaware corporation.

     Indepro Corp. is the record and beneficial owner of 100% of the outstanding common stock of Indepro Property Fund I Corp., and Indepro Property Fund II Corp., both Delaware corporations.

     Independence Square Properties, Inc. is the record and beneficial owner of 100% of the outstanding common stock of Janney Montgomery Scott LLC, a Delaware corporation.

     Janney Montgomery Scott LLC is the record and beneficial owner of 100% of the outstanding common stock of the following corporations: JMS Resources, Inc., a Pennsylvania corporation; JMS Investor Services, Inc., a Delaware corporation; Janney Montgomery Scott Insurance Agency Inc., a Massachusetts corporation; and Parker/Hunter, Incorporated, a Pennsylvania corporation.

     Penn Mutual and Janney Montgomery Scott LLC each is the record and beneficial owner of a subscription agreement for 50% of the common stock of Penn Janney Advisory, Inc., a Pennsylvania corporation.

     Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Indepro Corp., a Delaware corporation.

     Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Hornor, Townsend & Kent, Inc., a Pennsylvania corporation.

     Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of ISP Parker Hunter, Inc., a Delaware copporation.

     ISP Parker Hunter is the record and beneficial owner of 5% of the outstanding common stock of Independence Square Properties, Inc., a holding corporation incorporated in Delaware.

     Hornor, Townsend & Kent, Inc. is the record and beneficial owner of 100% of the outstanding common stock of Hornor, Townsend & Kent, Inc., of Delaware, Inc. a Delaware Corporation; Hornor, Townsend & Kent, Inc. Insurance Agency, Inc. a Pennsylvania Corporation; and Hornor, Townsend & Kent, Inc. Insurance Agency of Ohio, Inc. and Ohio Corporation.

     Pen Mutual and Janney Montgomery Scott LLC each is the record and beneficial owner of 49.5% of the outstanding common stock of Penn Janney Opportunities Fund LP, a Delware corporation. The remaining 1.0% of the outstanding common stock of Penn Janney Opportunities Fund LP is owned by Penn Janney GP LLC.

     Pen Mutual and Janney Montgomery Scott LLC each is the record and beneficial owner of 49.5% of the outstanding common stock of Penn Janney GP LLC, a Delware corporation. The remaining 1.0% of the outstanding common stock of Penn Janney GP LLC is owned by Richard Fox.

ITEM 25. INDEMNIFICATION

     Article VII, Section (3) of the Articles of Incorporation of the Registrant provides generally that directors and officers of the Registrant shall be indemnified by the Registrant to the full extent permitted by Maryland law and by the Investment Company Act of 1940, now or hereinafter in force.

     Article VI, Section (2) of the By-laws of the Registrant provides: Any person who was or is a party or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the General Laws of the State of Maryland now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

                      INDEPENDENCE CAPITAL MANAGEMENT, INC.


   Name and Current Position with
  Independence Capital Management,          Other Business and Connections
                Inc.                           During the Past Two Years
-----------------------------------   ------------------------------------------
Peter M. Sherman,                     Chairman, President and Chief Executive
President, Chief Executive            Officer of Independence Capital
Officer and Director                  Management, Inc., Horsham, PA; Executive
                                      Vice President and Chief Investment
                                      Officer of The Penn Mutual Life Insurance
                                      Company, Horsham, PA.

Robert E. Chappell,                   Director of Independence Capital
Director                              Management, Inc., Horsham, PA; Chairman
                                      and Chief Executive Officer of The Penn
                                      Mutual Life Insurance Company, Horsham,
                                      PA.

Peter J. Vogt,                        Director of Independence Capital
Director                              Management, Inc., Horsham, PA; Executive
                                      Vice President and Chief Financial Officer
                                      of the Penn Mutual Life Insurance Company,
                                      Horsham, PA; Senior Vice President and
                                      Chief Financial Officer, Group Insurance,
                                      CIGNA Corporation, Philadelphia, PA.

Barbara S. Wood,                      Senior Vice President, Treasurer,
Senior Vice President, Treasurer,     Secretary & Chief Compliance Officer of
Secretary & Chief Compliance          Independence Capital Management, Inc.,
Officer                               Radnor, PA; Senior Vice President,
                                      Treasurer AND CHIEF FINANCIAL OFFICER of
                                      The Pennsylvania Trust Company, Radnor,
                                      PA.

Willard N. Woolbert,                  Senior Vice President of Independence
Senior Vice President                 Capital Management, Inc., Radnor, PA;
                                      Senior Vice President and Chief Investment
                                      Officer of The Pennsylvania Trust Company,
                                      Radnor, PA.


     T. ROWE PRICE ASSOCIATES, INC.

          Listed below are the directors and executive officers of T. Rowe Price Group, Inc. ("Price Group"), which owns 100% of the stock of T. Rowe Price Associates, Inc. ("Price Associates"), who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates.


                                                  Other Business and
    Name and Current Position with                   Connections
             T. Rowe Price                    During the Past Two Years                   Address
--------------------------------------   -----------------------------------   -----------------------------
James T. Brady                           Managing director of Mid Atlantic,    5625 Broadmoor Terrace,
Director of Price Group                  Ballantrae International, Ltd.,       Ijamsville, Maryland 21754
                                         Aether

                                                  Other Business and
    Name and Current Position with                   Connections
             T. Rowe Price                    During the Past Two Years                   Address
--------------------------------------   -----------------------------------   -----------------------------
                                         Systems, Inc., Constellation Energy
                                         Group, and McCormick & Co, Inc.

J. Alfred Broaddus, Jr.                  Former president of the Federal       4114 Hanover Avenue,
Director of Price Group                  Reserve Bank of Richmond and a        Richmond, Virginia 23221.
                                         member of the American Economic
                                         Association and the National
                                         Association of Business Economists.
                                         Director of Owens & Minor, Inc.,
                                         Albemarle Corp. and Markel Corp.

Donald B. Hebb, Jr.                      Managing General Partner of ABS       400 E. Pratt Street
Director of Price Group                  Capital Partners.                     Suite 910 Baltimore, MD 21202

Dr. Alfred Sommer                        Professor of ophthalmology,           615 N.Wolfe Street
Director of Price Group                  epidemiology and international        Room 1041 Baltimore, MD 21205
                                         health at the Johns Hopkins
                                         Bloomberg School of Public Health.
                                         Director of the Academy for
                                         Educational Development. Director
                                         of Becton Dickinson, a medical
                                         technology company. Chairman of the
                                         Expert Group on Health of the World
                                         Economic Forum's Global Governance
                                         Initiative. Chairman of the
                                         International Vitamin A
                                         Consultative Group Steering
                                         Committee. Senior medical advisor
                                         for Hellen Keller International.

Dwight S. Taylor                         President of Corporate Development    8815 Centre Park Drive, Suite
Director of Price Group                  Services, LLC, Director of MICROS     400, Columbia, Maryland
                                         Systems, Inc., a provider of          21045.
                                         information technology for the
                                         hospitality and retail industry.
                                         Executive Committee Member of the
                                         National Board of the National
                                         Association of Industrial & Office
                                         Properties.

                                                  Other Business and
    Name and Current Position with                   Connections
             T. Rowe Price                    During the Past Two Years                   Address
--------------------------------------   -----------------------------------   -----------------------------
Anne Marie Whittemore                    Partner of the law firm of            One James Center
Director of Price Group                  McGuireWoods L.L.P. and a Director    Richmond, VA 23219
                                         of Owens & Minor, Inc., and
                                         Albemarle Corporation.


 All of the following directors of Group are employees of Price Associates.


                                                  Other Business and
   Name and Current Position with                     Connections
            T. Rowe Price                      During the Past Two Years
-----------------------------------   ------------------------------------------
Edward C. Bernard                     Director and President of T. Rowe Price
Vice Chairman of the Board            Insurance Agency, Inc. and T. Rowe Price
                                      Advisory Services, Inc. Director of T.
                                      Rowe Price International, Inc.; Vice
                                      President of TRP Distribution, Inc.
                                      Chairman of the Board of T. Rowe Price
                                      Savings Bank, T. Rowe Price Investment
                                      Services, Inc. T. Rowe Price Services,
                                      Inc. T. Rowe Price Trust Co., T. Rowe
                                      Price Global Asset Managgemnt And T. Rowe
                                      Price Investment Services Limited

James A. C. Kennedy Director, Chief   Director and President of T. Rowe Price
Executive officer and President       Associates, Inc. Director Director of T.
                                      Rowe Price International Inc.

Brian C. Rogers,                      Vice President of T. Rowe Price Trust
Chairman of the Board and Chief       Company.
Investment Officer

     Executive Officers:


   Name and Current Position with             Other Business and Connections
           T. Rowe Price                       During the Past Two Years
-----------------------------------   ------------------------------------------
Kenneth V. Moreland                   Chief Financial Officer and Vice President
Chief Financial Officer and Vice      of Price Associates, President and
President of Price Group              Director and President of TRP Finance,
                                      Inc.,TRP Suburban, Inc. TRP Suburban
                                      Second, Inc. and President of TRP
                                      Colorado Springs LLC.

John R. Gilner                        Chief Compliance Officer of T. Rowe
Vice President of Price Group and     Price Advisory Services, Inc. and T. Rowe
Chief Compliance Officer of           Price (Canada), Inc. and Vice President of
Price Associates                      T. Rowe Price Investment Services, Inc.

Mary J. Miller                        Director of T. Rowe Price Trust Company
Vice President of Price Group and
Director and Vice President of
Price Associates


     LORD, ABBETT & CO. LLC


   Name and Current Position with           Other Business and Connections
       Lord, Abbett & Co. LLC                  During the Past Two Years
-----------------------------------   ------------------------------------------
Robert S. Dow                         None
Managing Member

Joan Binstock                         None
Member & Chief
Operations Officer

Michael R. Brooks                     None
Member & Central Division Director

Robert J. Ball                        None
Member & Client Portfolio Manager
-- Fixed Income

Bruce L. Bartlett                     None
Member & Portfolio Manager &
Director of Growth Equity
Investments

Zane E. Brown                         None
Member & Director of Fixed Income
Investments

Patrick J. Browne                     None
Member & Eastern Division Director


John F. Corr                          None
Member & Director of Taft Hartley
Marketing & Client Service

Sholom Dinsky                         None
Member & Portfolio Manager - Large
Cap Value

John J. DiChiaro                      None
Member & Senior Strategy
Coordinator - Small Cap Growth

Milton Ezrati                         None
Member & Senior Economic Strategist

Robert P. Fetch                       None

   Name and Current Position with           Other Business and Connections
       Lord, Abbett & Co. LLC                  During the Past Two Years
-----------------------------------   ------------------------------------------
Member & Senior Portfolio Manager
- Small Cap Value

Daria L. Foster                       None
Member & Director of Marketing and
Client Service

Daniel H. Frascarelli                 None
Member & Portfolio Manager - Large
Cap Core

Kenneth J. Fuller                     NONE
Member & Portfolio Manager -- Large
Cap Value

Robert I. Gerber                      None
Member & Director of Taxable Fixed
Income

Michael S. Goldstein                  None
Member & Portfolio Manager - Fixed
Income

Michael A. Grant                      None
Member & Director of Institutional
Marketing

Howard E. Hansen                      None
Member & Portfolio Manager - Mid
Cap Value

Gerard S. E. Heffernan, Jr.           None
Member & Research Analyst - Small
Cap Value

Charles F. Hofer                      None
Member & Client Portfolio Manager

Cinda C. Hughes                       None
Member & Client Portfolio
Manager - Small Cap Growth

Ellen G. Itskovitz                    None
Member & Senior Research
Analyst - High Yield/Convertible

Lawrence H. Kaplan                    None
Member & General Counsel

Jerald M. Lanzotti                    None
Member & Fixed Income Portfolio
Manager - Global Bonds

Richard C. Larsen                     None
Member & Research Analyst - Large
Cap Value

Robert A. Lee                         None
Member & Portfolio Manager - Fixed
Income

Maren Lindstrom                       None
Member & Portfolio Manager

Gregory M. Macosko                    None
Member & Senior Analyst

Thomas Malone                         None
Member & Western Division Director

Charles Massare, Jr.                  None
Member & Director of Quantitative
Research & Risk Management

Vincent J. McGride                    NONE
Member & Senior Portfolio Manager -
International Core Equity

Paul L. McNamara                      None
Member & Director of Institutional
Sales and Client Service

Robert G. Morris                      None
Member & Chief Investment Officer

Robert J. Noelke                      None

   Name and Current Position with           Other Business and Connections
       Lord, Abbett & Co. LLC                  During the Past Two Years
-----------------------------------   ------------------------------------------
Member & National Sales Manager

A. Edward Oberhaus, III               None
Member & Manager of Equity Trading

F. Thomas O'Halloran                  None
Member & Portfolio Manager - Small
Cap Growth

R. Mark Pennington                    None
Member & Director of Separately
Managed Accounts

Walter H. Prahl                       None
Member & Director of Quantitative
Research, Taxable Fixed Income

Michael L. Radziemski                 None
Member & Chief Information Officer

Jarrod R. Sohosky                     None
Member & Southern Division Director

Eli M. Salzmann                       None
Member & Director of Large Cap
Value Equity Management

Harold E. Sharon                      None
Member & Director of International
Equity and Senior Portfolio Manager

Douglas B. Sieg                       None
Member & Director of Marketing

Richard D. Sieling                    None
Member & Managing Director - Lord
Abbett Limited

Michael T. Smith                      None
Member & Portfolio Manager - Small
Cap Value/Small Cap Blend

Diane Tornejal                        None
Member & Director of Human
Resources

Christopher J. Towle                  None
Member & Senior Portfolio Manager
-- Convertibles and High Yield

Edward K. von der Linde               None
Portfolio Manager - Mid Cap Value

Marion Zapolin                        None
Member & Chief Financial Officer


The principal business address for Lord, Abbett & Co. LLC is 90 Hudson Street, Jersey City, New Jersey, 07302-3973.

      WELLS CAPITAL MANAGEMENT, INCORPORATED


   Name and Current Position with           Other Business and Connections
       Lord, Abbett & Co. LLC                  During the Past Two Years
-----------------------------------   ------------------------------------------
Robert Bissell                        None
President, Chief Executive Officer

    Name and Position with Wells      Other Business Connections During
  Capital Management, Incorporated            the Past Two Years
-----------------------------------   ---------------------------------
Kirk D. Hartman                                     None
Executive Vice President and Chief
Investment Officer

Amru A. Khan                                        None
Executive Vice
President, Sales and Marketing

Thomas O'Malley                                     None
Executive Vice
President, Liquidity Management
Client Services

James W. Paulsen                                    None
Executive Vice
President, Chief Investment
Strategist

Karen L. Norton                                     None
Senior Vice President and Chief
Administrative and Operation
Officer

David O'Keefe                                       None
Senior Vice
President, Chief Financial Officer

Mai Shiver                                          None
Chief Compliance Officer
and Director Business Risk
Management

Sallie C. Squire                                    None
Senior Vice
President and Director of
Professional and Corporate
Development

William L. Timoney                                  None
Executive Vice President and Chief
Administrative and Operation
Officer

     ABN AMRO ASSET MANAGEMENT, INC.


                                                  Other Business and
  Name and Current Position with ABN            Connections During the
      AMRO Asset Management, Inc.                   Past Two Years                        Address
--------------------------------------   -----------------------------------   -----------------------------
Nancy Jane Holland                       Associated with ABN AMRO Asset        161 North Clark Street
Director,                                Management and its affiliates since   Chicago, Illinois 60601
February 2006 - Present Senior           1997
Managing Director 1997 to Present

Seymour Andrew Newman, CPA               Associated with ABN AMRO Asset        161 North Clark Street
Executive Vice President/ CFO/           Management and its affiliates since   Chicago, Illinois 60601
Treasury and Secretary March 2000 to     1997
Present

Thomas Leavitt                           Associated with ABN AMRO Asset        161 North Clark Street
President, Chief                         Management and its affiliates since   Chicago, Illinois 60601
Executive Officer and Head of            2006
Institutional Sales

Laura Manley                             Associated with ABN AMRO Asset        161 North Clark Street
Director, August 2006 to Present         Management and its affiliates since   Chicago, Illinois 60601
Senior Vice President, January           2005
2007 to present

Brian Hoeft Lord, Chief Compliance       Associated with ABN AMRO Asset        161 North Clark Street
Officer, September 2006 to               Management and its affiliates since   Chicago, Illinois 60601
Present                                  2006

Scott Marinko                            Associated with ABN AMRO Asset        161 North Clark Street
director, august 2006 to present         Management and its affiliates since   Chicago, Illinois 60601
chief operations officer, may            1997
2006 to present

A. Wajid Ahmed                           ABN AMRO Asset Management Holdings,   161 North Clark Street
Vice President and Controller            Inc.                                  Chicago, Illinois 60601
                                         ABN AMRO Investment Trust Company

William R. Anderson                      NONE                                  161 North Clark Street
Senior Vice President                                                          Chicago, Illinois 60601

                                                  Other Business and
  Name and Current Position with ABN            Connections During the
      AMRO Asset Management, Inc.                   Past Two Years                        Address
--------------------------------------   -----------------------------------   -----------------------------
Glenna K. Anderson                       None                                  161 North Clark Street
Assistant Vice President                                                       Chicago, Illinois 60601

Mari Heather Birminghman                 Abn Amro Asset Management             161 North Clark Street
Vice President                           Holdings, Inc.                        Chicago, Illinois 60601

Meredith Byrne                           None                                  161 North Clark Street
Assistant Vice President                                                       Chicago, Illinois 60601

Donald Casey                             Abn Amro Investment Trust             161 North Clark Street
Assistant Vice President                 Company                               Chicago, Illinois 60601

Christina Degiuseppe                     None                                  161 North Clark Street
Assistant Vice President                                                       Chicago, Illinois 60601

Craig Denham                             None                                  161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

Richard Drake, Cfa                       None                                  161 North Clark Street
Senior Managing Director                                                       Chicago, Illinois 60601

Martin Eisenberg                         Abn Amro Asset Management Holdings,   161 North Clark Street
Vice President                           Inc.                                  Chicago, Illinois 60601
                                         Abn Amro Investment Trust Company

Peter Fasone                             None                                  161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

John Finley                              None                                  161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

William Finley, Cfa                      Abn Amro Investment Trust             161 North Clark Street
Senior Managing Director                 Company                               Chicago, Illinois 60601

Anthony Ford                             None                                  161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

Wilfrido Garcia                          None                                  161 North Clark Street
Officer                                                                        Chicago, Illinois 60601

Michael Gasparac                         None                                  161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

Bruce Goldstone, Cpa                     Abn Amro Asset Management Holdings,   161 North Clark Street
Vice President                           Inc.                                  Chicago, Illinois 60601
                                         Abn Amro Investment Trust Company

Vicki Gertken-Tunstall                   Abn Amro Investment Trust             161 North Clark Street
Vice President                           Company                               Chicago, Illinois 60601

Suzanne K. Guzy                          Abn Amro Investment Trust             161 North Clark Street
Senior Vice President                    Company                               Chicago, Illinois 60601

Steven Haldi                             None                                  161 North Clark Street
Managing Director                                                              Chicago, Illinois 60601

  Name and Current Position with ABN       Other Business and Connections
      AMRO Asset Management, Inc.             During the Past Two Years                   Address
--------------------------------------   -----------------------------------   -----------------------------
James D. Hardman                         None                                  161 North Clark Street
Assistant Vice President                                                       Chicago, Illinois 60601

Jeremy C. Hughes                         None                                  161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

Kevin Kehres, Cfa                        Abn Amro Investment Trust Company     161 North Clark Street
Managing Director                                                              Chicago, Illinois 60601

David Kelch                              None                                  161 North Clark Street
Officer                                                                        Chicago, Illinois 60601

Timothy Kelly                            Abn Amro Investment Trust Company     161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

Thomas Kieltyka                          None                                  161 North Clark Street
Officer                                                                        Chicago, Illinois 60601

Thomas Kmiotek                           None                                  161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

Todd W. Larson                           None                                  161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

Brian Lord                               Abn Amro Asset Management Holdings,   161 North Clark Street
Chief Compliance Officer & Gen           Inc.                                  Chicago, Illinois 60601
Counsel & Asst Secretary

Mika Nishimura                           None                                  161 North Clark Street
Assistant Vice President                                                       Chicago, Illinois 60601

Jerome Papinchock                        Abn Amro Asset Management             161 North Clark Street
Vice President                           Holdings, Inc.                        Chicago, Illinois 60601
                                         Abn Amro Investment
                                         Trust Company

Joseph Pavnica                           None                                  161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

Beverly Plant                            None                                  161 North Clark Street
Assistant Vice President                                                       Chicago, Illinois 60601

James R. Pondel                          Abn Amro Investment Trust Company     161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

Simon Reeves                             None                                  161 North Clark Street
Managing Director                                                              Chicago, Illinois 60601

Jordan A. Rosner                         None                                  161 North Clark Street
Assistant Vice President                                                       Chicago, Illinois 60601

Marcia Roth                              None                                  161 North Clark Street
Assistant Vice President                                                       Chicago, Illinois 60601

Randall Rynearson                        Abn Amro Investment Trust             161 North Clark Street
Vice President                           Company                               Chicago, Illinois 60601

  Name and Current Position with ABN       Other Business and Connections
      AMRO Asset Management, Inc.             During the Past Two Years                   Address
--------------------------------------   -----------------------------------   -----------------------------
Timothy Scanlan, Cfa                     Abn Amro Investment Trust Company     161 North Clark Street
Senior Vice President                                                          Chicago, Illinois 60601

Timothy Sheehan                          None                                  161 North Clark Street
Assistant Vice President                                                       Chicago, Illinois 60601

Gregory Shields                          Abn Amro Investment Trust Company     161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

Steven Sherman                           None                                  161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

Steven Smart, Cfa                                                              161 North Clark Street
Vice President                           None                                  Chicago, Illinois 60601

Peter W. Spartin                         Abn Amro Investment Trust Company     161 North Clark Street
Senior Vice President                                                          Chicago, Illinois 60601

Robert Thomas III                        None                                  161 North Clark Street
Assistant Vice President                                                       Chicago, Illinois 60601

Jeremy Thurm                             None                                  161 North Clark Street
Assistant Vice President                                                       Chicago, Illinois 60601

Charles Ullerich                         None                                  161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

Kristine Victory                         Abn Amro Investment Trust Company     161 North Clark Street
Vice President                                                                 Chicago, Illinois 60601

Daniel Wanzenberg                        None                                  161 North Clark Street
First Vice President                                                           Chicago, Illinois 60601

Ann Weis                                 Abn Amro Asset Management             161 North Clark Street
Vice President & Assistant               Holdings, Inc.                        Chicago, Illinois 60601
Secretary                                Abn Amro Investment Trust Company

Christopher White                        Abn Amro Investment Trust Company     161 North Clark Street
Senior Vice President                                                          Chicago, Illinois 60601

Paul Wojtyla                             None                                  161 North Clark Street
Assistant Vice President                                                       Chicago, Illinois 60601

Timothy Woods                            Abn Amro Asset Management             161 North Clark Street
Vice President                           Holdings, Inc.                        Chicago, Illinois 60601
                                         Abn Amro Investment Trust Company

Todd J. Youngberg, Cfa                   None                                  161 North Clark Street
Managing Director                                                              Chicago, Illinois 60601


     TURNER INVESTMENT PARTNERS, INC.

    NAME AND POSITION WITH COMPANY                  OTHER COMPANY               POSITION WITH OTHER COMPANY
--------------------------------------   -----------------------------------   -----------------------------
Thomas R. Trala                          Turner Funds                          President
Chief Financial and Operating            Turner Investment Partners Pty.       Board Member & Chief
Officer, Secretary                       Ltd.                                  Operating Officer
                                         Turner Investment Management LLC      Board Member, President &
                                                                               Chief Operating Officer & Treasurer

Mark D. Turner                           Turner Investment Management, LLC     Chairman
Vice Chairman of the Board;
President, Senior Portfolio Manager

Robert E. Turner                         Turner Funds                          Trustee
Chairman of the Board; Chief             Turner Investment Partners Pty.       Board  Member
Investment Officer; Chief                Ltd.
Executive Officer                        Bradley University (Peoria, IL)       Trustee
                                         The Crossroads School (Paoli, PA)     Trustee

Christopher K. Mchugh                    Philadelphia University               TRUSTEE
Board Member, Vice President,
Senior Portfolio Manager


     The principal address of Turner Investment Partners and its subsidiaries Turner Investment Management, LLC and Turner Investment Partners Pty. Ltd., is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.

     NEUBERGER BERMAN MANAGEMENT INC.


  NAME AND CURRENT POSITION WITH NEUBERGER             OTHER BUSINESS CONNECTIONS DURING
           BERMAN MANAGEMENT INC                               THE PAST TWO YEARS
-------------------------------------------   ---------------------------------------------------
Jeffrey B. Lane- Director                     Chairman, Wealth and Asset Management Division and
                                              Vice-Chairman of Lehman Brothers Inc.; Chairman,
                                              Neuberger Berman Inc.; formerly President and Chief
                                              Executive Officer, Neuberger Berman, LLC

Jack L. Rivkin-Chairman                       Executive Vice President, Neuberger Berman, Inc.
                                              Managing Director, Neuberger Berman, LLC

Peter E. Sundman-President                    Executive Vice President and Director, Neuberger
                                              Berman Inc.; Chief Operating Officer, Neuberger
                                              Berman LLC

Robert Conti-Senior Vice President            Vice President, Neuberger Berman, LLC

Brian Gaffney- Senior Vice President          Managing Director Neuberger Berman, LLC

Edward S. Grieb-Treasurer & Chief Financial   Managing Director, Chief Financial Officer,
Officer                                       Treasurer Neuberger Berman LLC

NAME AND CURRENT POSITION
  WITH NEUBERGER BERMAN                              OTHER
     MANAGEMENT INC             BUSINESS CONNECTIONS DURING THE PAST TWO YEARS
---------------------------   --------------------------------------------------


NAME AND CURRENT POSITION
  WITH NEUBERGER BERMAN                              OTHER
     MANAGEMENT INC             BUSINESS CONNECTIONS DURING THE PAST TWO YEARS
---------------------------   --------------------------------------------------
Maxine L. Gerson- Secretary   Senior Vice President, Assistant Secretary
                              Neuberger Berman, LLC


     The principal address of NB Management, Neuberger Berman LLC and Neuberger Berman Inc. is 605 Third Avenue, New York, New York, 10158.

     BJURMAN, BARRY & ASSOCIATES

    Name and Current Position with                Other Business and
     Bjurman, Barry & Associates        Connections During the Past Two Years            Address
-------------------------------------   -------------------------------------   -------------------------
O. Thomas Barry III                     Senior Executive Vice President and     10100 Santa Monica Blvd.
Principle & Chief Investment Officer    Sr. Portfolio Manager, Board Member     Suite 1200
                                        and Principle Member of the             Los Angeles, CA 90067
                                        Investment Policy Committee for
                                        Bjurman, Barry & Associates from 1978
                                        - Present. Co-President and Senior
                                        Portfolio Manager of the Bjurman,
                                        Barry Funds from 1997-President.

G. Andrew Bjurman                       President, Senior Portfolio Manager,    10100 Santa Monica Blvd.
Principle & Chief Executive Officer     Board Member and Principle Member of    Suite 1200
                                        the Investment Policy Committee for     Los Angeles, CA 90067
                                        Bjurman, Barry & Associates from
                                        1970-Present. Co-President of the
                                        Bjurman, Barry Funds from
                                        1997-Present.

     GOLDMAN SACHS ASSET MANAGEMENT, L.P.

     Goldman Sachs Asset Management, L.P. ("GSAM LP") is a wholly-owned subsidiary of the Goldman Sachs Group, Inc. and serves as the investment Adviser to the Registrant. Set forth below are the names, businesses and business addresses of certain managing directors of GSAM LP who are engaged in any other business, profession, vocation or employment of a substantial nature.



NAME AND POSITION WITH THE        NAME AND ADDRESS OF           CONNECTION WITH
INVESTMENT ADVISER                   OTHER COMPANY               OTHER COMPANY
--------------------------        -------------------           ---------------
Lloyd C. Blankfein           The Goldman Sachs Group, Inc.   Chairman,
Managing Director-GSAMLP     85 Broad Street                 Chief Executive
                             New York, New York 10004        Officer and Director

                             Goldman, Sachs & Co.            Managing Director
                             85 Broad Street
                             New York, New York 10004

John S. Weinberg             The Goldman Sachs Group, Inc.   Vice Chairman
Managing Director-GSAM LP    85 Broad Street
                             New York, New York 10004

                             Goldman, Sachs & Co.            Managing Director
                             85 Broad Street
                             New York, New York 10004

VONTOBEL ASSET MANAGEMENT, INC.


   Name and Current Position with          Other Business Connections During
  Vontobel Asset Management, Inc.                 the Past Two Years
  -------------------------------          ---------------------------------
Herbert J. Scheidt                    Chief Executive Officer,
Chairman of the Board of Directors
                                      Vontobel  Group, Zurich Switzerland
                                      Chairman of the Executive Committee Bank
                                      Vontobel AG

Christoph Ledergerber                 Head of Asset Management and Investment
Vice Chairman of the Board of         Funds
Directors                             Member of the Group Executive Board

Axel May                              CFO, Head of Risk Management
Director                              Vontobel Group, Zurich, Switzerland
                                      Member of the Group Executive Board

Giuseppe Benelli Director             Chief Investment Officer,
                                      Head of Group Investment Center
                                      Member of the Group Executive Board

Heinrich Schlegel President and CEO   None

Thomas Wittwer                        None
Managing Director, Institutional
Marketing

Peter Newell                          None
Managing Director, Institutional
Marketing

Rajiv Jain                            None
Managing Director, Head Portfolio
Manager, International Equities

Edwin Walczak                         None
Managing Director, Head of Domestic
Portfolio Management

Joseph F. Mastoloni                   Director, World Insurance Trust Member of
First Vice President & Chief          The World Funds, Inc. Board
Compliance Officer


     The WORLD Funds, Inc. is a registered investment company, incorporated under the laws of Maryland, comprising MULTIPLE fund series for which Vontobel Asset Management, Inc. serves as investment sub-adviser TO ONE FUND SERIES.

HEITMAN REAL ESTATE SECURITIES LLC

   Name and Position with Heitman          Other Business Connections During
     Real Estate Securities LLC                   the Past Two Years
   ------------------------------          ---------------------------------
Timothy J Pire                        None
Managing Director

Randall E. Newsome                    None
Executive Vice President

Larry S. Antonatos                    None
Executive Vice President

Nancy B. Lynn                         None
Vice President

Karen A. O'Donnell                    None
Assistant Vice President

William E. Pogorelec                  None
Vice President

Mark Zahara                           None
Trader

Jeffrey Yurk Assistant Vice           None
President

Donna Nicole Bair                     None
Vice President


     The principal address of Heitman Real Estate Securities LLC is 191 North Wacker Drive, Suite 2500, Chicago, IL 60606.

ITEM 27. PRINCIPAL UNDERWRITERS

     Not Applicable.

Item 28. Location of Accounts and Records


Penn Mutual Life Insurance Co.       Wells Capital Management, Incorporated
600 Dresher Road                     525 Market Street
Horsham,PA 19044                     San Francisco, CA 94105

Penn Series Funds, Inc.              Goldman Sachs Asset Management, L.P.
600 Dresher Road                     32 Old Slip
Horsham,Pa 19044                     New York, NY 10005

PFPC Inc.                            Bjurman Barry & Associates
Bellevue Corporate Center            10100 Santa Monica Boulevard, Suite 1200
103 Bellevue Parkway                 Los Angeles, CA 90067
Wilmington, DE 19809

T. Rowe Price Associates, Inc.       Turner Investment Partners
100 E.Pratt Street                   1205 Westlakes Drive, Suite 100
Baltimore, MD 21202                  Berwyn, Pa 19312

Morgan, Lewis & Bockius LLP          Neuberger Berman
1701 Market Street                   Management Inc.
Philadelphia, PA 19103-2921          605 Third Avenue
                                     New York, NY 10158
Independence Capital Management,
Inc.                                 Vontobel Asset Management, Inc.
Five Radnor Corporate Center,        450 Park Avenue
Suite 450                            New York, NY 10022
Radnor, PA 19087
                                     ABN AMRO Asset Management, Inc.
Lord, Abbett & Co. LLC               161 North Clark Street
90 Hudson Street                     Chicago, IL 60601
Jersey City, NJ 07302

Heitman Real Estate Securities LLC
191 North Wacker Drive, Suite 2500
Chicago, IL 60606


Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 58 to the Registration Statement on Form N-1 A to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 25th day of April, 2007.


                                        PENN SERIES FUNDS, INC.
                                        (Registrant)


                                        By: /s/ Peter M. Sherman
                                            ------------------------------------
                                            Peter M. Sherman, President


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 58 to the Registration Statement on From
N-1 A has been signed below by the following persons in the capacities indicated on the 25th day of April, 2007.


SIGNATURE                               TITLE
---------                               -----


/s/ Peter M. Sherman                    President (Principal Executive Officer)
-------------------------------------
Peter M. Sherman


/s/ Jill Bukata                         Controller (Principal Financial Officer)
-------------------------------------
Jill Bukata

*    EUGENE BAY                         Director

*    JAMES S. GREENE                    Director

*    ROBERT E. CHAPPELL                 Director

*    M. DONALD WRIGHT                   Director

*    CHARLES E. MATHER, III             Director


*    By: /s/ Robert E. Chappell
         ----------------------------
         Robert E. Chappell,
         Attorney-In-Fact

                                  EXHIBIT INDEX


(d)(11) Amendment to Sub-Advisory Agreement between Independence Capital Management, Inc. and Vontobel Asset Management, Inc. with respect to the International Equity Fund.



(d)(14) Amendment to Sub-Advisory Agreement between Independence Capital Management, Inc. and Heitman Real Estate Securities LLC with respect to the REIT Fund.



(h)(1) Amended and Restated Administrative and Corporate Services Agreement between the Registrant and The Penn Mutual Life Insurance Company.



(h)(4) Amendment to the Accounting Services Agreement.


(i)  Opinion and Consent of Morgan, Lewis & Bockius LLP.

(j)  Consent of KPMG LLP, independent registered public accounting firm.


(p)(5) Code of Ethics for Lord, Abbett & Co. LLC.



(p)(6) Code of Ethics for Wells Capital Management Incorporated.


(p)(7) Code of Ethics for Neuberger Berman Management, Inc.


(p)(8) Code of Ethics for Goldman Sachs Asset Management, L.P.



(p)(11) Code of Ethics for ABN AMRO Asset Management, Inc.



(p)(12) Code of Ethics for Heitman Real Estate Securities LLC.